Northern Trust US Equity ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66 .7%
Aerospace & Defense -
7 .9%
Boeing Co. (The)
*
207,482 $ 41,295,142
BWX Technologies, Inc. 1,750 357,857
GE Aerospace 62,991 17,874,956
General Dynamics Corp. 372 127,678
L3Harris Technologies, Inc. 257 88,704
Lockheed Martin Corp. 539 325,766
Northrop Grumman Corp. 38 25,925
RTX Corp. 2,514 484,951
Textron, Inc. 664 58,140
TransDigm Group, Inc. 49 56,789
60,695,908
Air Freight & Logistics -
0 .0%
(a)
Expeditors International of
Washington, Inc. 365 52,279
FedEx Corp. 504 179,515
United Parcel Service, Inc.,
Class B 621 61,094
292,888
Automobile Components -
0 .0%
(a)
Autoliv, Inc. 605 63,622
BorgWarner, Inc. 805 43,679
Dana, Inc. 796 26,786
Goodyear Tire & Rubber Co.
(The)
*
3,351 22,217
Lear Corp. 589 71,316
Phinia, Inc. 161 11,019
238,639
Automobiles -
0 .1%
Ford Motor Co. 30,873 356,274
General Motors Co. 4,822 359,239
Harley-Davidson, Inc. 332 6,713
Tesla, Inc.
*
350 130,113
852,339
Banks -
0 .7%
Citigroup, Inc. 4,936 559,792
Citizens Financial Group, Inc. 2,514 150,765
East West Bancorp, Inc. 630 67,259
Fifth Third Bancorp 3,594 166,977
First Citizens BancShares,
Inc., Class A 36 67,848
First Horizon Corp. 2,798 63,682
Huntington Bancshares, Inc. 3,311 51,817
JPMorgan Chase & Co. 7,382 2,171,489
KeyCorp 2,845 57,042
M&T Bank Corp. 391 80,827
PNC Financial Services
Group, Inc. (The) 920 191,443
Popular, Inc. 755 101,298
Prosperity Bancshares, Inc. 2,016 135,435
Regions Financial Corp. 3,975 103,827
Royal Bank of Canada 261 42,224
Simmons First National
Corp., Class A 4,108 79,901
Truist Financial Corp. 2,107 96,859
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Banks -
0.7% (continued)
UMB Financial Corp. 215 $ 24,250
US Bancorp 2,562 133,250
Webster Financial Corp. 539 37,417
Wells Fargo & Co. 5,874 467,629
Western Alliance Bancorp 1,535 108,755
Zions Bancorp NA 1,227 70,700
5,030,486
Beverages -
0 .1%
Brown-Forman Corp., Class B 155 4,098
Coca-Cola Co. (The) 3,018 229,519
Keurig Dr Pepper, Inc. 273 7,188
Molson Coors Beverage Co.,
Class B 805 34,663
PepsiCo, Inc. 2,996 465,249
740,717
Biotechnology -
0 .1%
AbbVie, Inc. 1,260 274,037
Amgen, Inc. 647 227,647
Biogen, Inc.
*
538 98,632
Gilead Sciences, Inc. 2,265 315,673
Moderna, Inc.
*
1,079 54,813
970,802
Broadline Retail -
4 .4%
Amazon.com, Inc.
*
160,180 33,360,689
Kohl's Corp. 10,101 130,303
Macy's, Inc. 4,572 82,707
33,573,699
Building Products -
0 .4%
A O Smith Corp. 390 25,717
Carrier Global Corp. 42,193 2,375,888
Johnson Controls
International plc 1,889 247,364
Owens Corning 281 30,410
2,679,379
Capital Markets -
2 .5%
Ameriprise Financial, Inc. 150 66,660
Bank of New York Mellon
Corp. (The) 1,335 158,371
BlackRock, Inc. 132 126,946
Blackstone, Inc. 348 40,016
Charles Schwab Corp. (The) 1,162 109,205
CME Group, Inc. 773 228,306
Coinbase Global, Inc., Class
A
*
264 46,097
Goldman Sachs Group, Inc.
(The) 654 553,277
Intercontinental Exchange,
Inc. 385 60,553
Janus Henderson Group plc 1,435 73,716
Moody's Corp. 37,236 16,244,205
Morgan Stanley 3,599 592,287
Nasdaq, Inc. 721 61,206

Northern Trust US Equity ETF
continued
SCHEDULE OF INVESTMENTS

Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Capital Markets -
2.5% (continued)
Raymond James Financial,
Inc. 373 $ 54,007
S&P Global, Inc. 250 106,335
State Street Corp. 570 72,139
Tradeweb Markets, Inc.,
Class A 4,500 529,470
19,122,796
Chemicals -
0 .2%
Air Products and Chemicals,
Inc. 207 60,132
Ashland, Inc. 771 42,875
Chemours Co. (The) 3,062 67,456
Corteva, Inc. 1,147 96,015
Dow, Inc. 2,499 104,083
DuPont de Nemours, Inc. 2,375 108,775
Eastman Chemical Co. 937 71,512
FMC Corp. 2,597 44,720
Huntsman Corp. 4,440 59,097
Linde plc 439 217,639
LyondellBasell Industries NV,
Class A 556 44,791
Olin Corp. 2,199 65,376
PPG Industries, Inc. 199 21,269
Scotts Miracle-Gro Co. (The) 788 47,918
Sherwin-Williams Co. (The) 249 79,817
1,131,475
Commercial Services & Supplies -
0 .0%
(a)
Clean Harbors, Inc.
*
132 37,848
Republic Services, Inc., Class
A 340 74,467
Veralto Corp. 291 25,730
138,045
Communications Equipment -
0 .0%
(a)
Cisco Systems, Inc. 3,286 254,961
Viasat, Inc.
*
813 37,235
292,196
Construction & Engineering -
0 .0%
(a)
AECOM 895 75,914
Arcosa, Inc. 194 20,591
Fluor Corp.
*
2,431 113,406
Quanta Services, Inc. 35 19,216
229,127
Consumer Finance -
0 .1%
Ally Financial, Inc. 1,278 50,136
American Express Co. 298 90,139
Capital One Financial Corp. 2,018 368,144
Navient Corp. 2,256 18,454
Synchrony Financial 1,817 123,592
650,465
Consumer Staples Distribution & Retail -
0 .3%
BJ's Wholesale Club
Holdings, Inc.
*
464 45,667
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Consumer Staples Distribution & Retail -
0.3% (continued)
Costco Wholesale Corp. 1,164 $ 1,159,845
Dollar General Corp. 1,617 191,986
Kroger Co. (The) 2,780 201,161
Sysco Corp. 755 53,854
Target Corp. 920 111,504
US Foods Holding Corp.
*
854 78,747
Walmart, Inc. 5,501 683,664
2,526,428
Containers & Packaging -
0 .0%
(a)
Crown Holdings, Inc. 415 41,604
International Paper Co. 912 32,558
Silgan Holdings, Inc. 1,153 44,737
Sonoco Products Co. 1,211 65,503
184,402
Distributors -
0 .0%
(a)
Genuine Parts Co. 699 73,919
Diversified Telecommunication Services -
0 .2%
AT&T, Inc. 28,546 827,549
Comcast Corp., Class A 9,695 278,343
Liberty Global Ltd., Class C
*
1,560 18,299
Lumen Technologies, Inc.
*
6,199 43,083
Verizon Communications,
Inc. 9,240 463,848
1,631,122
Electric Utilities -
0 .2%
American Electric Power Co.,
Inc. 431 56,495
Constellation Energy Corp. 617 172,297
Duke Energy Corp. 1,035 135,523
Edison International 987 72,229
Entergy Corp. 1,360 152,810
Exelon Corp. 1,859 91,128
IDACORP, Inc. 373 53,328
NextEra Energy, Inc. 2,694 250,219
PPL Corp. 1,502 57,376
Southern Co. (The) 1,890 182,423
TXNM Energy, Inc. 1,643 96,050
1,319,878
Electrical Equipment -
1 .8%
Eaton Corp. plc 602 215,317
Emerson Electric Co. 1,120 146,742
GE Vernova, Inc. 15,506 13,535,187
Nextpower, Inc., Class A
*
381 45,930
nVent Electric plc 481 56,893
Sunrun, Inc.
*
3,021 40,965
14,041,034
Electronic Equipment, Instruments & Components -
0 .1%
Arrow Electronics, Inc.
*
448 64,248
Avnet, Inc. 921 56,752
Corning, Inc. 1,427 194,029
Flex Ltd.
*
2,198 143,881
Ralliant Corp. 86 3,577

Northern Trust US Equity ETF
March 31, 2026 (Unaudited)
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Electronic Equipment, Instruments & Components -
0.1%
(continued)
TE Connectivity plc 564 $ 117,887
Vontier Corp. 104 3,689
584,063
Energy Equipment & Services -
0 .1%
Baker Hughes Co., Class A 1,637 99,939
Oceaneering International,
Inc.
*
2,141 75,941
Patterson-UTI Energy, Inc. 1,518 16,440
SLB Ltd. 4,166 214,091
406,411
Entertainment -
1 .0%
Lionsgate Studios Corp.
*
713 6,838
Netflix, Inc.
*
1,162 111,726
Walt Disney Co. (The) 75,070 7,235,247
Warner Bros Discovery, Inc.
*
10,740 294,920
7,648,731
Financial Services -
0 .3%
Berkshire Hathaway, Inc.,
Class B
*
1,962 940,190
Equitable Holdings, Inc. 979 36,331
Mastercard, Inc., Class A 1,782 890,394
NCR Atleos Corp.
*
269 11,723
Visa, Inc., Class A 489 147,795
Western Union Co. (The) 6,731 58,762
2,085,195
Food Products -
0 .1%
Archer-Daniels-Midland Co. 2,395 174,092
Bunge Global SA 1,036 131,779
Conagra Brands, Inc. 4,789 75,283
General Mills, Inc. 290 10,794
Hershey Co. (The) 365 75,880
Hormel Foods Corp. 2,298 52,050
Kraft Heinz Co. (The) 1,185 26,651
Mondelez International, Inc.,
Class A 1,183 68,188
Tyson Foods, Inc., Class A 795 50,936
665,653
Ground Transportation -
0 .1%
Avis Budget Group, Inc.
*
390 56,882
Canadian Pacific Kansas
City Ltd. 717 56,399
Norfolk Southern Corp. 157 45,059
Ryder System, Inc. 506 103,583
Union Pacific Corp. 664 161,100
Werner Enterprises, Inc. 1,518 44,644
467,667
Health Care Equipment & Supplies -
1 .0%
Abbott Laboratories 2,576 264,478
Baxter International, Inc. 165,494 2,780,299
Dentsply Sirona, Inc. 2,282 26,471
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Health Care Equipment & Supplies -
1.0% (continued)
GE HealthCare Technologies,
Inc. 20,995 $ 1,494,424
Hologic, Inc.
*
662 50,041
IDEXX Laboratories, Inc.
*
580 325,896
Intuitive Surgical, Inc.
*
41 18,901
ResMed, Inc. 124 27,836
Solventum Corp.
*
28,277 1,846,488
Stryker Corp. 1,477 485,327
Zimmer Biomet Holdings,
Inc. 124 11,212
7,331,373
Health Care Providers & Services -
0 .3%
Cardinal Health, Inc. 488 103,119
Cencora, Inc. 729 229,008
Centene Corp.
*
3,601 117,897
Cigna Group (The) 361 96,297
CVS Health Corp. 4,988 358,238
Elevance Health, Inc. 355 103,926
HCA Healthcare, Inc. 257 121,623
Henry Schein, Inc.
*
356 26,237
Humana, Inc. 211 36,585
Labcorp Holdings, Inc. 263 70,171
McKesson Corp. 753 651,616
Molina Healthcare, Inc.
*
123 16,396
Quest Diagnostics, Inc. 422 82,704
Tenet Healthcare Corp.
*
556 104,923
UnitedHealth Group, Inc. 680 184,001
2,302,741
Health Care REITs -
0 .1%
Community Healthcare Trust,
Inc., REIT 6,400 101,696
Healthcare Realty Trust, Inc.,
Class A, REIT 9,105 154,694
Ventas, Inc., REIT 605 49,477
Welltower, Inc., REIT 647 127,918
433,785
Hotel & Resort REITs -
0 .0%
(a)
Host Hotels & Resorts, Inc.,
REIT 2,536 48,590
Park Hotels & Resorts, Inc.,
REIT 4,448 46,837
95,427
Hotels, Restaurants & Leisure -
0 .1%
Booking Holdings, Inc. 8 33,683
Boyd Gaming Corp. 249 20,463
Brightstar Lottery plc 1,618 20,613
Chipotle Mexican Grill, Inc.,
Class A
*
830 26,568
Expedia Group, Inc. 215 49,641
McDonald's Corp. 630 195,798
Starbucks Corp. 597 53,485
Wynn Resorts Ltd. 224 22,747
Yum! Brands, Inc. 531 82,560
505,558

Northern Trust US Equity ETF
continued
SCHEDULE OF INVESTMENTS

Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Household Durables -
0 .1%
DR Horton, Inc. 895 $ 122,812
KB Home 663 34,310
Lennar Corp., Class A 1,012 87,882
LGI Homes, Inc.
*
539 21,307
Meritage Homes Corp. 796 49,225
Mohawk Industries, Inc.
*
166 16,344
Toll Brothers, Inc. 1,145 156,258
Whirlpool Corp. 124 6,686
494,824
Household Products -
0 .1%
Colgate-Palmolive Co. 1,360 115,913
Kimberly-Clark Corp. 439 42,350
Procter & Gamble Co. (The) 1,983 286,425
444,688
Independent Power and Renewable Electricity Producers -
0 .0%
(a)
AES Corp. (The) 1,577 22,220
Industrial Conglomerates -
0 .0%
(a)
3M Co. 166 24,108
Industrial REITs -
0 .0%
(a)
Americold Realty Trust, Inc.,
REIT 2,822 32,340
Prologis, Inc., REIT 732 96,756
129,096
Insurance -
0 .3%
Aflac, Inc. 1,618 177,511
Allstate Corp. (The) 722 149,699
American International
Group, Inc. 2,481 186,695
Aon plc, Class A 975 314,710
Arch Capital Group Ltd.
*
1,000 95,990
Assurant, Inc. 332 72,313
Axis Capital Holdings Ltd. 605 61,353
Chubb Ltd. 639 208,269
Everest Group Ltd. 115 37,588
Fairfax Financial Holdings
Ltd. 28 47,656
Hartford Insurance Group,
Inc. (The) 1,137 153,757
Lincoln National Corp. 2,581 91,625
Loews Corp. 447 47,713
MetLife, Inc. 2,539 179,558
Principal Financial Group,
Inc. 846 76,233
Progressive Corp. (The) 315 62,446
Prudential Financial, Inc. 1,136 110,976
RenaissanceRe Holdings Ltd. 83 24,670
Travelers Cos., Inc. (The) 782 228,094
Unum Group 1,037 75,732
2,402,588
Interactive Media & Services -
6 .8%
Alphabet, Inc., Class A 3,544 1,019,113
Alphabet, Inc., Class C 176,319 50,578,868
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Interactive Media & Services -
6.8% (continued)
Meta Platforms, Inc., Class A 1,430 $ 818,146
TripAdvisor, Inc.
*
207 2,206
52,418,333
IT Services -
0 .1%
Accenture plc, Class A 1,414 280,382
ASGN, Inc.
*
896 34,684
Cognizant Technology
Solutions Corp., Class A 448 27,485
International Business
Machines Corp. 688 166,764
509,315
Leisure Products -
0 .0%
(a)
Brunswick Corp. 1,328 96,625
Polaris, Inc. 672 36,624
133,249
Life Sciences Tools & Services -
0 .2%
Agilent Technologies, Inc. 506 57,674
Bio-Rad Laboratories, Inc.,
Class A
*
215 59,931
Danaher Corp. 2,667 505,663
Illumina, Inc.
*
265 32,664
IQVIA Holdings, Inc.
*
232 39,565
Revvity, Inc. 398 34,869
Thermo Fisher Scientific, Inc. 1,823 896,059
1,626,425
Machinery -
0 .4%
AGCO Corp. 232 26,882
Caterpillar, Inc. 671 475,377
Cummins, Inc. 297 159,792
Deere & Co. 390 219,687
Dover Corp. 257 53,571
Fortive Corp. 260 14,373
Illinois Tool Works, Inc. 340 88,498
Oshkosh Corp. 91 13,396
Otis Worldwide Corp. 21,099 1,626,311
PACCAR, Inc. 854 98,637
Parker-Hannifin Corp. 232 207,696
Pentair plc 448 39,025
SPX Technologies, Inc.
*
83 16,595
Stanley Black & Decker, Inc. 105 7,461
Timken Co. (The) 563 56,621
Trinity Industries, Inc. 365 11,746
3,115,668
Media -
0 .0%
(a)
EchoStar Corp., Class A
*
389 45,540
News Corp., Class A 608 15,158
Omnicom Group, Inc. 1,469 110,630
Sirius XM Holdings, Inc. 921 21,257
Versant Media Group, Inc.
*
8 296
192,881
Metals & Mining -
0 .1%
Alcoa Corp. 1,588 105,332

Northern Trust US Equity ETF
March 31, 2026 (Unaudited)
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Metals & Mining -
0.1% (continued)
Commercial Metals Co. 1,120 $ 68,802
Freeport-McMoRan, Inc. 7,872 462,716
Newmont Corp. 696 75,342
Reliance, Inc. 364 110,627
Steel Dynamics, Inc. 846 152,280
975,099
Mortgage Real Estate Investment Trusts (REITs) -
0 .0%
(a)
MFA Financial, Inc. 4,465 42,775
Multi-Utilities -
0 .1%
Ameren Corp. 971 106,732
Avista Corp. 1,153 46,282
CenterPoint Energy, Inc. 1,120 48,339
Consolidated Edison, Inc. 3,243 367,043
Dominion Energy, Inc. 204 12,611
Public Service Enterprise
Group, Inc. 796 64,436
Sempra 664 64,521
709,964
Office REITs -
0 .0%
(a)
BXP, Inc., REIT 613 31,815
SL Green Realty Corp., REIT 315 11,636
Vornado Realty Trust, REIT 323 8,395
51,846
Oil, Gas & Consumable Fuels -
13 .1%
Antero Resources Corp.
*
3,560 151,086
APA Corp. 2,199 93,326
Cheniere Energy, Inc. 3,388 961,379
Chevron Corp. 175,775 36,367,848
Chord Energy Corp. 62 8,815
CNX Resources Corp.
*
1,244 47,956
ConocoPhillips 3,595 474,540
Coterra Energy, Inc. 5,297 186,137
Delek US Holdings, Inc. 946 42,636
Devon Energy Corp. 1,411 71,002
Diamondback Energy, Inc. 150 29,668
Enbridge, Inc. 285 15,430
EQT Corp. 929 59,122
Expand Energy Corp. 437 47,974
Exxon Mobil Corp. 354,111 60,078,472
Marathon Petroleum Corp. 2,865 699,576
ONEOK, Inc. 1,195 108,016
PBF Energy, Inc., Class A 1,610 76,668
Phillips 66 389 70,868
Range Resources Corp. 1,502 67,860
SM Energy Co. 3,012 93,914
Targa Resources Corp. 821 205,849
Valero Energy Corp. 1,517 374,820
Williams Cos., Inc. (The) 91 6,623
100,339,585
Paper & Forest Products -
0 .0%
(a)
Sylvamo Corp. 132 5,576
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Passenger Airlines -
0 .0%
(a)
United Airlines Holdings, Inc.
*
838 $ 77,155
Personal Care Products -
0 .0%
(a)
Herbalife Ltd.
*
2,913 42,880
Kenvue, Inc. 2,622 45,203
88,083
Pharmaceuticals -
20 .5%
AstraZeneca plc 185 36,486
Bristol-Myers Squibb Co. 2,181 132,278
Elanco Animal Health, Inc.
*
2,564 61,356
Eli Lilly & Co. 65,046 59,827,359
Johnson & Johnson 161,913 39,578,014
Merck & Co., Inc. 474,668 57,097,814
Pfizer, Inc. 11,959 335,809
Viatris, Inc. 10,208 137,910
157,207,026
Professional Services -
0 .1%
Automatic Data Processing,
Inc. 390 79,240
CACI International, Inc., Class
A
*
625 339,919
KBR, Inc. 273 10,063
Maximus, Inc. 1,228 78,715
507,937
Real Estate Management & Development -
0 .0%
(a)
FirstService Corp. 1,550 215,357
Residential REITs -
0 .0%
(a)
Equity Residential, REIT 813 48,089
Essex Property Trust, Inc.,
REIT 182 44,044
92,133
Retail REITs -
0 .0%
(a)
Kite Realty Group Trust, REIT 1,364 33,487
Macerich Co. (The), REIT 1,668 31,525
NNN REIT, Inc., REIT 871 36,608
101,620
Semiconductors & Semiconductor Equipment -
1 .4%
Advanced Micro Devices,
Inc.
*
5,200 1,057,836
Analog Devices, Inc. 978 311,141
Applied Materials, Inc. 871 297,699
Broadcom, Inc. 3,044 942,149
First Solar, Inc.
*
323 63,715
Intel Corp.
*
136,933 6,042,853
KLA Corp. 249 366,630
Micron Technology, Inc. 621 209,799
NVIDIA Corp. 5,663 987,627
Qnity Electronics, Inc. 1,185 136,725
QUALCOMM, Inc. 628 80,874
Texas Instruments, Inc. 688 133,568
10,630,616

Northern Trust US Equity ETF
continued
SCHEDULE OF INVESTMENTS

Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Software -
0 .4%
Intuit, Inc. 91 $ 39,347
Microsoft Corp. 5,844 2,163,273
Oracle Corp. 2,907 427,649
Palo Alto Networks, Inc.
*
3,240 519,437
Roper Technologies, Inc. 132 46,710
ServiceNow, Inc.
*
1,250 130,687
3,327,103
Specialized REITs -
0 .1%
Crown Castle, Inc., REIT 929 75,537
Equinix, Inc., REIT 83 81,360
Extra Space Storage, Inc.,
REIT 256 33,569
Iron Mountain, Inc., REIT 929 94,888
Weyerhaeuser Co., REIT 1,584 38,697
324,051
Specialty Retail -
0 .2%
AutoNation, Inc.
*
654 127,700
AutoZone, Inc.
*
41 138,489
Bath & Body Works, Inc. 904 16,878
GameStop Corp., Class A
*
1,335 30,758
Group 1 Automotive, Inc. 290 95,883
Home Depot, Inc. (The) 1,706 561,086
Lowe's Cos., Inc. 1,145 270,541
O'Reilly Automotive, Inc.
*
1,245 114,926
Ross Stores, Inc. 373 80,803
Signet Jewelers Ltd. 307 25,984
TJX Cos., Inc. (The) 1,203 192,119
Victoria's Secret & Co.
*
301 13,954
Williams-Sonoma, Inc. 581 105,934
1,775,055
Technology Hardware, Storage & Peripherals -
0 .4%
Apple, Inc. 10,235 2,597,541
Dell Technologies, Inc., Class
C 569 93,390
Hewlett Packard Enterprise
Co. 4,221 100,502
HP, Inc. 2,354 45,220
Western Digital Corp. 80 21,639
2,858,292
Textiles, Apparel & Luxury Goods -
0 .0%
(a)
Capri Holdings Ltd.
*
1,609 28,351
NIKE, Inc., Class B 473 24,984
PVH Corp. 356 24,834
78,169
Tobacco -
0 .0%
(a)
Altria Group, Inc. 1,019 67,244
Philip Morris International,
Inc. 1,278 211,304
278,548
Trading Companies & Distributors -
0 .1%
United Rentals, Inc. 132 96,170
WESCO International, Inc. 693 189,619
Investments
NUMBER
OF SHARES
VALUE
COMMON STOCKS -
66.7% (continued)
Trading Companies & Distributors -
0.1% (continued)
WW Grainger, Inc. 74 $ 80,720
366,509
Water Utilities -
0 .0%
(a)
American Water Works Co., Inc. 1,244 169,296
Wireless Telecommunication Services -
0 .0%
(a)
T-Mobile US, Inc. 611 128,328
Total Common Stocks
(Cost $51,975,527) 510,805,866
EXCHANGE TRADED FUNDS
- 33 .3%
Invesco S&P 500 Equal Weight
ETF 32,000 $ 6,141,440
Invesco S&P 500 Pure Growth
ETF 215,494 10,072,189
iShares Biotechnology ETF 540 91,179
iShares Russell 2000 ETF 28,961 7,182,328
iShares Russell 2000 Value ETF 100 18,959
iShares Russell Mid-Cap ETF 320 31,114
State Street Communication
Services Select Sector SPDR
ETF 318,791 35,341,170
State Street SPDR S&P 500 ETF
Trust 163,291 106,194,669
Vanguard Information
Technology ETF 129,112 90,084,025
Vanguard Small-Cap ETF 250 65,480
Total Exchange Traded Funds
(Cost $78,958,183) 255,222,553
Total Investments - 100.0%
(Cost $130,933,710) 766,028,419
Other assets less liabilities - 0.0%
(a)
308,597
NET ASSETS - 100.0% $766,337,016
*
Non-income producing security.
(a)
Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
SPDR Standard & Poor's Depositary Receipt
Security Type % of Net Assets
Common Stocks 66 .7%
Exchange Traded Funds 33 .3
Others
(1)
0 .0
†
100 .0%
(1)
Includes any other net assets/(liabilities).
†
Amount represents less than 0.05%.

Northern Trust US Equity ETF
March 31, 2026 (Unaudited)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Common
Stocks
(1)
$ 510,806 $ — $ — $ 510,806
Exchange
Traded Funds
(1)
255,222 — — 255,222
Total
Investments $766,028 $ — $ — $766,028
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2030 Inflation-Linked Distributing Ladder ETF
SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .3%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 2,099,654 $ 2,117,717
0.13%, 7/15/2030 2,237,775 2,129,921
1.63%, 10/15/2027 1,936,837 1,966,683
1.63%, 10/15/2029 1,823,412 1,852,042
2.38%, 10/15/2028 1,873,192 1,939,098
Total U.S. Treasury Obligations
(Cost $9,989,428) 10,005,461
Total Investments - 99.3%
(Cost $9,989,428) 10,005,461
Other assets less liabilities - 0.7% 75,436
NET ASSETS - 100.0% $10,080,897
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 10,005 $ — $ 10,005
Total
Investments $ — $10,005 $ — $10,005
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Inflation-Linked Distributing Ladder ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .3%
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 $ 759,399 $ 765,932
0.13%, 7/15/2030 809,354 770,346
0.13%, 7/15/2031 774,232 723,318
0.63%, 7/15/2032 714,203 673,807
1.38%, 7/15/2033 683,260 667,855
1.63%, 10/15/2027 700,511 711,306
1.63%, 10/15/2029 659,488 669,843
1.88%, 7/15/2034 661,319 664,537
1.88%, 7/15/2035 646,256 643,079
2.38%, 10/15/2028 677,492 701,329
Total U.S. Treasury Obligations
(Cost $7,014,404) 6,991,352
Total Investments - 99.3%
(Cost $7,014,404) 6,991,352
Other assets less liabilities - 0.7% 49,044
NET ASSETS - 100.0% $7,040,396
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .3%
Others
(1)
0 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 6,991 $ — $ 6,991
Total
Investments $ — $6,991 $ — $6,991
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Inflation-Linked Distributing Ladder ETF
SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .1%
U.S. Treasury Inflation Linked
Bonds
0.63%, 2/15/2043 $ 243,327 $ 179,180
0.75%, 2/15/2042 247,580 190,657
0.75%, 2/15/2045 237,570 170,587
1.38%, 2/15/2044 240,040 198,260
2.13%, 2/15/2040 517,658 506,574
2.13%, 2/15/2041 510,919 494,305
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 204,728 206,489
0.13%, 7/15/2030 218,196 207,679
0.13%, 7/15/2031 208,727 195,001
0.63%, 7/15/2032 192,544 181,653
1.38%, 7/15/2033 184,202 180,049
1.63%, 10/15/2027 188,853 191,763
1.63%, 10/15/2029 177,793 180,585
1.88%, 7/15/2034 356,573 358,308
1.88%, 7/15/2035 348,451 346,739
2.38%, 10/15/2028 182,647 189,073
Total U.S. Treasury Obligations
(Cost $4,009,353) 3,976,902
Total Investments - 99.1%
(Cost $4,009,353) 3,976,902
Other assets less liabilities - 0.9% 36,793
NET ASSETS - 100.0% $4,013,695
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .1%
Others
(1)
0 .9
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 3,977 $ — $ 3,977
Total
Investments $ — $3,977 $ — $3,977
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Inflation-Linked Distributing Ladder ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
U.S. TREASURY OBLIGATIONS - 99 .6%
U.S. Treasury Inflation Linked
Bonds
0.13%, 2/15/2051 $ 157,409 $ 83,662
0.13%, 2/15/2052 147,218 76,376
0.25%, 2/15/2050 159,403 90,173
0.63%, 2/15/2043 178,251 131,260
0.75%, 2/15/2042 181,367 139,667
0.75%, 2/15/2045 174,034 124,965
0.88%, 2/15/2047 169,772 120,366
1.00%, 2/15/2048 166,189 119,323
1.00%, 2/15/2049 162,861 115,237
1.00%, 2/15/2046 172,959 128,221
1.38%, 2/15/2044 175,843 145,237
1.50%, 2/15/2053 137,868 105,641
2.13%, 2/15/2040 377,710 369,622
2.13%, 2/15/2041 372,793 360,670
2.13%, 2/15/2054 133,532 117,684
2.38%, 2/15/2055 129,875 120,686
U.S. Treasury Inflation Linked
Notes
0.13%, 10/15/2026 149,975 151,265
0.13%, 7/15/2030 159,841 152,137
0.13%, 7/15/2031 152,905 142,850
0.63%, 7/15/2032 141,049 133,072
1.38%, 7/15/2033 134,938 131,896
1.63%, 10/15/2027 138,345 140,477
1.63%, 10/15/2029 130,244 132,289
1.88%, 7/15/2034 260,174 261,440
1.88%, 7/15/2035 254,248 252,998
2.38%, 10/15/2028 133,799 138,507
Total U.S. Treasury Obligations
(Cost $4,041,207) 3,985,721
Total Investments - 99.6%
(Cost $4,041,207) 3,985,721
Other assets less liabilities - 0.4% 17,068
NET ASSETS - 100.0% $4,002,789
Percentages shown are based on Net Assets.
Security Type % of Net Assets
U.S. Treasury Obligations 99 .6%
Others
(1)
0 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
U.S. Treasury
Obligations
(1)
$ — $ 3,986 $ — $ 3,986
Total
Investments $ — $3,986 $ — $3,986
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .2%
Alabama - 0 .9%
City of Orange Beach Series
2021, G.O. Limited,
4.00%, 8/1/2030 $ 25,000 $ 26,283
Madison Water & Wastewater
Board Series 2020,
Revenue, Refunding,
5.00%, 12/1/2026 35,000 35,577
61,860
Alaska - 2 .3%
Alaska Municipal Bond Bank
Authority Series 2020-1,
Revenue, Refunding,
5.00%, 12/1/2030 25,000 27,443
Borough of North Slope
Series 2022A, G.O.
Unlimited,
5.00%, 6/30/2027 100,000 102,999
Municipality of Anchorage
Solid Waste Services,
Series 2022A, Revenue,
Refunding,
5.00%, 11/1/2027 25,000 25,941
156,383
Delaware - 3 .9%
County of New Castle Series
2025, G.O. Unlimited,
5.00%, 10/1/2026 180,000 182,372
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 50,000 53,649
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2030 35,000 38,238
274,259
Florida - 2 .7%
City of Coral Gables Series
2021B, Revenue,
Refunding,
5.00%, 4/1/2029 35,000 37,443
City of Fort Myers Utility
System, Series 2020B,
Revenue, Refunding, AG
Insured,
5.00%, 10/1/2027 45,000 46,635
County of Broward
Convention Center
Expansion Project, Series
2021, Revenue,
5.00%, 9/1/2030 25,000 27,275
State of Florida Department
of Transportation Turnpike
System, Series 2020B,
Revenue,
5.00%, 7/1/2029 70,000 75,278
186,631
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Georgia - 1 .6%
City of Atlanta Airport,
Series 2021B, Revenue,
Refunding,
5.00%, 7/1/2029 $ 35,000 $ 37,604
Georgia Ports Authority
Series 2021, Revenue,
5.00%, 7/1/2028 30,000 31,610
Jackson County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 3/1/2030 35,000 38,065
Municipal Electric Authority
of Georgia Plant Vogtle
Units 3 & 4 Project,
Series 2021A, Revenue,
Refunding, AG Insured,
5.00%, 1/1/2030 10,000 10,770
118,049
Hawaii - 0 .5%
County of Maui Series 2020,
G.O. Unlimited, Refunding,
5.00%, 3/1/2030 35,000 38,106
Idaho - 3 .5%
Idaho Energy Resources
Authority Idaho Falls
Power Project, Series
2021, Revenue,
5.00%, 9/15/2029 30,000 32,263
Idaho Energy Resources
Authority Idaho Falls
Power Project, Series
2024, Revenue,
5.00%, 9/15/2028 45,000 47,509
5.00%, 9/15/2029 25,000 26,885
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2017A, Revenue,
Refunding,
5.00%, 7/15/2027 35,000 36,097
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2021A, Revenue,
Refunding,
5.00%, 7/15/2030 20,000 21,672
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2023A,
Revenue,
5.00%, 8/15/2029 75,000 80,842
245,268

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Illinois - 5 .3%
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2028 $ 100,000 $ 104,055
Chicago O'Hare International
Airport Series 2024F,
Revenue, Refunding,
5.00%, 1/1/2030 15,000 16,170
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2026 55,000 55,744
Cook County School District
No. 63 East Maine, Series
2019, G.O. Limited,
Refunding,
5.00%, 12/1/2026 165,000 167,542
Lake County Township High
School District No. 113
Highland Park, Series
2025, G.O. Unlimited,
5.00%, 1/1/2030 25,000 26,989
370,500
Indiana - 2 .7%
Avon Redevelopment
Authority Series 2025,
Revenue,
5.00%, 2/1/2030 15,000 16,165
Crown Point Multi School
Building Corp. First
Mortgage, Series 2023,
Revenue, State Aid
Intercept,
5.00%, 7/15/2028 85,000 89,458
Indiana Finance Authority
State Revolving Fund,
Series 2021A, Revenue,
Refunding,
5.00%, 2/1/2030 20,000 21,712
5.00%, 2/1/2028 60,000 62,699
190,034
Iowa - 1 .4%
City of Bettendorf Series
2020C, G.O. Unlimited,
5.00%, 6/1/2028 30,000 31,514
City of Des Moines Series
2024A, G.O. Unlimited,
6.00%, 6/1/2029 30,000 33,051
Waukee Community School
District Series 2023A,
G.O. Unlimited,
5.00%, 6/1/2030 35,000 38,074
102,639
Kansas - 4 .1%
City of Lawrence Series
2025A, G.O. Unlimited,
5.00%, 9/1/2030 40,000 43,832
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Kansas - 4.1% continued
City of Shawnee Series
2021A, G.O. Unlimited,
Refunding,
4.00%, 12/1/2029 $ 25,000 $ 26,157
City of Topeka Combined
Utility, Series 2023A,
Revenue, AG Insured,
5.00%, 8/1/2028 30,000 31,608
Wyandotte County-Kansas
City Unified Government
Series 2021A, G.O.
Unlimited, AG Insured,
4.00%, 8/1/2026 185,000 185,888
287,485
Kentucky - 0 .6%
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2029 40,000 42,696
Maine - 2 .3%
City of Auburn Series 2021,
G.O. Unlimited,
4.00%, 11/1/2028 75,000 77,667
Maine Municipal Bond Bank
Series 2024A, Revenue,
5.00%, 11/1/2030 40,000 43,924
Maine Municipal Bond
Bank Series D, Revenue,
Refunding,
5.00%, 11/1/2026 40,000 40,581
162,172
Maryland - 2 .0%
County of Baltimore Series
2021, G.O. Unlimited,
5.00%, 3/1/2030 40,000 43,579
State of Maryland Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 90,000 95,098
138,677
Michigan - 0 .5%
Otsego Public Schools Series
2020I, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2030 35,000 37,955
Minnesota - 1 .6%
County of Hennepin Series
2019B, G.O. Unlimited,
5.00%, 12/15/2028 85,000 90,468

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Minnesota - 1.6% continued
Nashwauk Keewatin
Independent School
District No. 319 Series
2022A, G.O. Unlimited,
Refunding, School District
Credit Enhancement
Program,
5.00%, 2/1/2030 $ 20,000 $ 21,742
112,210
Mississippi - 0 .6%
City of Olive Branch Series
2024, G.O. Unlimited,
4.00%, 9/1/2027 25,000 25,478
Mississippi Development
Bank Tupelo Project,
Series 2020, Revenue,
5.00%, 5/1/2030 10,000 10,865
36,343
Missouri - 0 .8%
Jackson County School
District No. R-IV Blue
Springs, Series 2024,
G.O. Unlimited, Refunding,
State Aid Direct Deposit,
5.00%, 3/1/2029 50,000 53,285
Nebraska - 0 .3%
Douglas County School
District No. 10 Elkhorn
Public Schools, Series
2021, G.O. Unlimited,
4.00%, 12/15/2026 20,000 20,181
Nevada - 3 .3%
Las Vegas Valley Water
District Series 2020C,
G.O. Limited,
5.00%, 6/1/2029 35,000 37,572
Nevada System of Higher
Education Series
2018A, Certificate of
Participation,
5.00%, 7/1/2026 195,000 196,159
233,731
New Hampshire - 1 .2%
City of Manchester Series
2020C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 35,000 38,416
New Hampshire Municipal
Bond Bank Series 2021A,
Revenue,
5.00%, 2/15/2030 10,000 10,851
State of New Hampshire
Series 2023A, G.O.
Unlimited,
5.00%, 2/15/2030 35,000 38,059
87,326
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
North Carolina - 2 .3%
City of Winston-Salem Series
2022A, Revenue,
5.00%, 6/1/2030 $ 40,000 $ 43,681
State of North Carolina
Build NC, Series 2019A,
Revenue,
5.00%, 5/1/2027 115,000 118,108
161,789
North Dakota - 0 .4%
Fargo Park District Series
2022A, G.O. Unlimited,
5.00%, 5/1/2029 25,000 26,749
Ohio - 5 .1%
City of Toledo Water System,
Series 2016, Revenue,
5.00%, 11/15/2026 25,000 25,377
County of Hamilton Sales
Tax, Series 2021A,
Revenue, Refunding,
5.00%, 12/1/2027 130,000 135,203
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 6/1/2030 40,000 43,709
State of Ohio Adult
Correctional Building
Fund, Series 2019B,
Revenue,
5.00%, 10/1/2027 100,000 103,666
State of Ohio Mental Health
Facilities Improvement,
Series 2021A, Revenue,
5.00%, 2/1/2030 45,000 48,780
356,735
Pennsylvania - 0 .4%
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A, Revenue,
Refunding, BAM Insured,
5.00%, 12/1/2026 25,000 25,421
Rhode Island - 0 .5%
Rhode Island Infrastructure
Bank Series 2019A,
Revenue,
5.00%, 10/1/2027 35,000 36,252
South Carolina - 1 .1%
City of North Charleston
Noisette Community
Redevelopment Project
Area, Series 2022, Tax
Allocation,
5.00%, 10/1/2030 30,000 32,797

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
South Carolina - 1.1% continued
County of Berkeley
Combined Utility System,
Series 2024, Revenue,
Refunding,
5.00%, 6/1/2030 $ 10,000 $ 10,899
Universit of South Carolina
Higher Education Moore
School of Business
Project, Series 2022A,
Revenue, Refunding,
5.00%, 5/1/2027 25,000 25,667
69,363
South Dakota - 0 .6%
Mitchell School District
No. 17-2 Series 2024,
G.O. Limited, State Aid
Withholding,
5.00%, 8/1/2030 40,000 43,693
Tennessee - 9 .0%
City of Gallatin Gas System,
Series 2024, Revenue,
5.00%, 1/1/2028 65,000 67,634
City of Kingsport Series
2023, G.O. Unlimited,
5.00%, 3/1/2028 25,000 26,159
City of Knoxville Wastewater
System, Series 2021A,
Revenue, Refunding,
5.00%, 4/1/2027 35,000 35,861
City of Knoxville Electric
System, Series 2021LL,
Revenue, Refunding,
5.00%, 7/1/2030 10,000 10,913
City of Knoxville Electric
System, Series 2022OO,
Revenue,
5.00%, 7/1/2030 40,000 43,651
City of Memphis Sanitary
Sewerage System,
Series 2020B, Revenue,
Refunding,
5.00%, 10/1/2028 40,000 42,317
City of Morristown Series
2019B, G.O. Unlimited,
5.00%, 6/1/2027 155,000 159,154
County of Maury Series 2021,
G.O. Unlimited,
5.00%, 7/1/2027 45,000 46,385
County of Maury Series 2025,
G.O. Unlimited,
5.00%, 4/1/2028 85,000 89,037
Eastside Utility District
of Hamilton & Bradley
Counties Series 2024,
Revenue,
5.00%, 5/1/2028 35,000 36,711
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Tennessee - 9.0% continued
Hallsdale-Powell Utility
District Series 2022A,
Revenue, Refunding,
5.00%, 4/1/2030 $ 15,000 $ 16,306
Savannah Valley Utility
District Series 2022,
Revenue, Refunding,
5.00%, 6/1/2030 25,000 27,247
Town of Smyrna Series 2019,
G.O. Unlimited,
5.00%, 4/1/2028 25,000 26,227
627,602
Texas - 12 .3%
Barbers Hill Independent
School District Series
2020, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2028 75,000 78,414
Calhoun County Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 25,000 26,642
Canyon Independent School
District School Building,
Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2029 35,000 37,299
City of Arlington Water &
Wastewater System,
Series 2025B, Revenue,
5.00%, 6/1/2030 50,000 54,360
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2026 50,000 50,755
City of Mansfield Series
2025, G.O. Limited,
Refunding,
5.00%, 2/15/2029 60,000 63,699
Crowley Independent School
District Series 2019, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2028 95,000 100,251
Fort Worth Independent
School District Series
2019B, G.O. Unlimited,
Refunding,
5.00%, 2/15/2028 100,000 104,515
Galveston Independent
School District Series
2022, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2029 30,000 31,930

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Texas - 12.3% continued
Goose Creek Consolidated
Independent School
District Series 2019A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2027 $ 140,000 $ 143,020
New Caney Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 35,000 37,259
North Texas Municipal Water
District Wastewater
System, Series 2018,
Revenue,
5.00%, 6/1/2028 35,000 36,754
Tomball Independent School
District Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 45,000 48,695
Tomball Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 50,000 53,185
866,778
Utah - 6 .1%
Canyons School District Utah
School Bond Guaranty
Program, Series 2021B,
G.O. Unlimited, Refunding,
School Bond Guaranty,
5.00%, 6/15/2029 75,000 80,616
Canyons School District Utah
School Bond Guaranty
Program, Series 2022,
G.O. Unlimited, Refunding,
School Bond Guaranty,
5.00%, 6/15/2030 25,000 27,349
Central Valley Water
Reclamation Facility
Sewer, Series 2021C,
Revenue,
5.00%, 3/1/2029 55,000 58,664
City of South Jordan Water,
Series 2025, Revenue,
5.00%, 11/1/2030 10,000 10,968
City of St. George
Wastewater Treatment,
Series 2020, Revenue,
5.00%, 4/1/2029 25,000 26,634
Granite School Disctrict
Board of Education Utah
School Bond Guaranty
Act, Series 2020, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/1/2029 25,000 26,829
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Utah - 6.1% continued
Jordan Basin Improvement
District Series 2022,
Revenue,
5.00%, 1/1/2029 $ 35,000 $ 37,268
Kearns Improvement District
Series 2021, Revenue,
Refunding,
5.00%, 5/1/2027 55,000 56,403
North Davis County Sewer
District Series 2024,
Revenue,
5.00%, 3/1/2029 75,000 80,171
Utah Water Finance Agency
Loan Financing Program,
Series 2019A, Revenue,
Refunding,
5.00%, 3/1/2029 25,000 26,666
431,568
Vermont - 0 .6%
Vermont Municipal Bond
Bank Series 2, Revenue,
Refunding,
5.00%, 12/1/2026 30,000 30,496
Vermont Municipal Bond
Bank Series 2024-2,
Revenue,
5.00%, 12/1/2030 10,000 11,004
41,500
Washington - 8 .2%
Chelan County Public
Utility District No. 1
Series 2020B, Revenue,
Refunding,
5.00%, 7/1/2027 45,000 46,347
City of Camas Water & Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 12/1/2026 30,000 30,447
City of Seattle General
Improvement, Series
2025, G.O. Limited,
Refunding,
5.00%, 6/1/2029 60,000 64,446
City of Seattle Drainage &
Wastewater, Series 2022,
Revenue, Refunding,
4.00%, 9/1/2030 45,000 47,376
City of Wenatchee Water
& Sewer, Series 2018,
Revenue, Refunding,
5.00%, 12/1/2027 25,000 25,968
Clark County Public Utility
District No. 1 Electric,
Series 2022, Revenue,
5.00%, 1/1/2030 10,000 10,804

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Washington - 8.2% continued
Clark County Public Utility
District No. 1 Electric,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2030 $ 10,000 $ 10,803
Grant County Public Utility
District No. 2 Priest
Rapids Hydroelectric
Project, Series 2023A,
Revenue, Refunding,
5.00%, 1/1/2030 10,000 10,807
King County School District
No. 411 Issaquah, Series
2024, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2030 40,000 43,982
Port of Tacoma Series
2016A, G.O. Limited,
Refunding,
4.00%, 12/1/2026 90,000 90,833
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2030 45,000 48,888
State of Washington Series
2021F, G.O. Unlimited,
5.00%, 6/1/2028 75,000 78,951
State of Washington Series
2024B, G.O. Unlimited,
5.00%, 6/1/2029 25,000 26,837
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 30,000 30,980
567,469
Wisconsin - 9 .0%
Barron Area School District
Series 2021, G.O.
Unlimited, Refunding,
BAM Insured,
5.00%, 3/1/2029 25,000 26,519
City of New Berlin Series
2021B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 25,000 25,717
City of Stevens Point Series
2022A, G.O. Unlimited,
5.00%, 2/1/2030 15,000 16,260
County of Milwaukee Airport,
Series 2019A, Revenue,
Refunding,
5.00%, 12/1/2029 40,000 43,165
Gateway Technical College
District Series 2023F, G.O.
Unlimited,
5.00%, 4/1/2029 25,000 26,707
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.2% continued
Wisconsin - 9.0% continued
Milwaukee Area Technical
College District Series
2023-24F, G.O. Unlimited,
5.00%, 6/1/2028 $ 25,000 $ 26,246
Milwaukee Metropolitan
Sewerage District Series
2020D, G.O. Unlimited,
Refunding,
4.00%, 10/1/2030 25,000 26,377
Nicolet Union High School
District Series 2022, G.O.
Unlimited,
5.00%, 3/1/2030 25,000 27,139
Northeast Wisconsin
Technical College District
Series 2025A, G.O.
Unlimited,
4.00%, 4/1/2030 25,000 26,167
Sheboygan Area School
District G.O. Unlimited,
5.00%, 3/1/2030 40,000 43,375
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2029 60,000 64,342
State of Wisconsin
Transportation, Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2026 185,000 186,174
WPPI Energy Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2027 85,000 87,595
625,783
Wyoming - 0 .5%
Sweetwater County 2023
Specific Purpose Tax
Joint Powers Board Series
2023, Revenue,
5.00%, 6/15/2027 35,000 35,948
Total Municipal Bonds
(Cost $6,884,947) 6,872,440
Total Investments - 98.2%
(Cost $6,884,947) 6,872,440
Other assets less liabilities - 1.8% 128,620
NET ASSETS - 100.0% $7,001,060
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
PSF Permanent School Fund

Northern Trust 2030 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Security Type % of Net Assets
Municipal Bonds 98 .2%
Others
(1)
1 .8
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 6,872 $ — $ 6,872
Total
Investments $ — $6,872 $ — $6,872
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .5%
Alabama - 1 .0%
Alabama Federal Aid
Highway Finance
Authority Series 2025B,
Revenue, Refunding,
5.00%, 9/1/2033 $ 75,000 $ 85,172
City of Tuscaloosa Series
2025B, G.O. Limited,
5.00%, 8/1/2035 20,000 22,748
107,920
Alaska - 1 .0%
Borough of North Slope
Series 2024B, G.O.
Unlimited,
5.00%, 6/30/2028 100,000 105,225
Arizona - 0 .6%
City of Chandler Series 2026,
G.O. Unlimited,
5.00%, 7/1/2034 50,000 57,395
California - 0 .7%
City of Glendale Electric,
Series 2024-2, Revenue,
5.00%, 2/1/2033 55,000 62,809
Peralta Community College
District Series 2025, G.O.
Unlimited, Refunding,
5.00%, 8/1/2035 10,000 11,868
74,677
Colorado - 0 .8%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2035 15,000 17,882
City & County of Denver
Elevate Denver, Series
2022A, G.O. Unlimited,
5.00%, 8/1/2031 55,000 61,262
79,144
Delaware - 1 .1%
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2026 80,000 80,165
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2034 25,000 28,696
108,861
District of Columbia - 5 .5%
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2029 65,000 69,191
District of Columbia Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 135,000 144,868
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
District of Columbia - 5.5% continued
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2034 $ 35,000 $ 39,920
5.00%, 12/1/2035 20,000 22,888
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2026 75,000 75,932
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2026 70,000 71,130
District of Columbia Water
& Sewer Authority Public
Utility, Series 2026A,
Revenue, Refunding,
5.00%, 10/1/2034 25,000 28,506
5.00%, 10/1/2035 35,000 40,067
Washington Metropolitan
Area Transit Authority
Series 2023A, Revenue,
5.00%, 7/15/2032 55,000 61,238
553,740
Florida - 12 .1%
Central Florida Expressway
Authority Series 2021,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2029 160,000 171,804
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2031 50,000 55,092
City of Hollywood Water
& Sewer, Series 2020,
Revenue, Refunding,
5.00%, 10/1/2029 70,000 75,503
City of Port St. Lucie Series
2023, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 35,000 39,869
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2030 50,000 54,928
City of Tallahassee
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2030 75,000 82,358
5.00%, 10/1/2030 110,000 120,743
5.00%, 10/1/2035 10,000 11,386
Clay County School Board
Series 2024A, Certificate
of Participation, BAM
Insured,
5.00%, 7/1/2034 30,000 33,777

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 12.1% continued
County of Palm Beach
Airport System, Series
2024A, Revenue,
5.00%, 10/1/2034 $ 30,000 $ 34,133
County of Seminole Water
& Sewer, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2035 15,000 17,304
County of St. Johns
Series 2025, Revenue,
Refunding,
5.00%, 10/1/2035 35,000 40,098
Escambia County
School Board Series
2023A, Certificate of
Participation, AG Insured,
5.00%, 2/1/2030 80,000 86,662
Jacksonville Transportation
Authority Series 2024,
Revenue, Refunding,
5.00%, 8/1/2032 55,000 61,332
Manatee County School
District Master Lease
Program, Series
2025A, Certificate of
Participation, AG Insured,
5.00%, 7/1/2035 20,000 22,722
School District of Broward
County Series 2025, G.O.
Unlimited, Refunding, AG
Insured,
5.00%, 7/1/2035 10,000 11,507
State of Florida Department
of Management Services,
Series 2018A, Certificate
of Participation,
Refunding,
5.00%, 11/1/2026 65,000 65,932
State of Florida Public
Education Capital Outlay,
Series 2021A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2031 65,000 72,049
State of Florida Public
Education Capital Outlay,
Series 2021B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2031 35,000 38,795
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2034 40,000 45,631
State of Florida Right of Way
Acquisition and Bridge
Construction, Series
2024A, G.O. Unlimited,
5.00%, 7/1/2033 55,000 62,551
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Florida - 12.1% continued
State of Florida Department
of Transportation Turnpike
System, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2034 $ 25,000 $ 28,497
1,232,673
Georgia - 2 .7%
City of Chamblee Series
2025, G.O. Unlimited,
3.50%, 2/1/2028 55,000 55,954
Douglas County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 4/1/2030 55,000 59,945
Georgia State Road & Tollway
Authority Garvee, Series
2017A, Revenue,
5.00%, 6/1/2026 90,000 90,385
Polk County School District
Sales Tax, Series 2022,
G.O. Unlimited, State Aid
Withholding,
5.00%, 3/1/2028 60,000 62,759
269,043
Hawaii - 1 .5%
City & County of Honolulu
Wastewater System,
Series 2023, Revenue,
5.00%, 7/1/2033 60,000 68,119
County of Maui Series 2022,
G.O. Unlimited,
5.00%, 3/1/2032 75,000 83,890
152,009
Idaho - 0 .8%
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2025A,
Revenue,
5.00%, 6/1/2033 75,000 84,980
Illinois - 3 .7%
Chicago Midway
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2035 30,000 33,986
Chicago Transit Authority
Series 2026B, Revenue,
Refunding,
5.00%, 12/1/2035 15,000 16,913
City of Chicago Wastewater
Transmission, Series
2024B, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2034 40,000 44,637

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Illinois - 3.7% continued
Cook County Community
Consolidated School
District No. 65 Evanston,
Series 2022, Revenue,
5.00%, 12/1/2026 $ 50,000 $ 50,780
Illinois State Toll Highway
Authority Series 2019C,
Revenue, Refunding,
5.00%, 1/1/2027 65,000 66,222
Lake County Community
Consolidated School
District No. 34 Antioch,
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2035 20,000 22,465
Lake County School District
No. 112 North Shore,
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 60,000 67,398
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 20,000 23,317
Village of Wheeling Series
2021, G.O. Unlimited,
Refunding,
4.00%, 12/1/2026 50,000 50,410
376,128
Indiana - 0 .9%
Greater Clark Building Corp.
First Mortgage, Series
2025C, Revenue, Check
new entries,
5.00%, 1/15/2035 10,000 11,130
Indiana Municipal Power
Agency Series 2025A,
Revenue, Refunding, AG
Insured,
5.00%, 1/1/2035 15,000 16,971
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2032 50,000 55,452
83,553
Iowa - 1 .0%
City of Bettendorf Series
2020C, G.O. Unlimited,
4.00%, 6/1/2030 50,000 52,577
Waukee Community School
District Series 2019A,
G.O. Unlimited, Refunding,
5.00%, 6/1/2027 50,000 51,416
103,993
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Kansas - 1 .6%
City of Gardner Series 2020A,
G.O. Unlimited,
3.50%, 10/1/2027 $ 155,000 $ 156,385
Kentucky - 0 .1%
Kentucky State Property &
Building Commission
Project No. 132, Series A,
Revenue,
5.00%, 4/1/2035 10,000 11,336
Maine - 0 .1%
Maine Municipal Bond Bank
Series 2025B, Revenue,
5.00%, 11/1/2035 10,000 11,495
Maryland - 2 .2%
City of Baltimore Wastewater
Projects, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2026 130,000 130,766
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2034 45,000 51,448
County of Howard
Consolidated Public
Improvement, Series
2026C, G.O. Unlimited,
Refunding,
5.00%, 2/15/2035 35,000 40,262
222,476
Massachusetts - 0 .8%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 55,000 62,597
Massachusetts Health &
Educational Facilities
Authority Amherst College
Issue, Series 2005J1,
Revenue, Refunding,
5.00%, 11/1/2035 20,000 23,298
85,895
Michigan - 6 .0%
Allegan Public School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 22,660
Ann Arbor School District
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 5/1/2035 10,000 11,406
Chippewa Valley Schools
Series 2025, G.O.
Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2034 25,000 28,387

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Michigan - 6.0% continued
County of Oakland Series
2025, G.O. Limited,
5.00%, 1/1/2035 $ 10,000 $ 11,444
Dansville Schools Series
2026, G.O. Unlimited,
Refunding, Qualified
School Bond Loan Fund,
5.00%, 5/1/2033 60,000 67,475
Grosse Ile Township School
District Series 2025II,
G.O. Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2035 10,000 11,330
Inland Lakes Schools Series
2024, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2031 75,000 82,545
Lake City Area Schools
Series 2026, G.O.
Unlimited, Refunding,
BAM Insured,
5.00%, 5/1/2035 30,000 33,789
Linden Community School
District Series 2025III,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 10,000 11,414
Livonia Public Schools
School District, Series
2025III, G.O. Unlimited,
AG Insured,
5.00%, 5/1/2035 10,000 11,288
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 20,000 22,976
Redford Union School District
No. 1 Series 2023II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2031 55,000 60,533
Saline Area Schools Series II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2035 20,000 22,660
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2033 70,000 79,724
Three Rivers Community
Schools Series 2023II,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2032 70,000 77,868
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Michigan - 6.0% continued
Wayne State University
Series 2023A, Revenue,
Refunding, BAM Insured,
5.00%, 11/15/2033 $ 55,000 $ 62,088
617,587
Missouri - 1 .6%
City of Independence Series
2025, G.O. Unlimited, AG
Insured,
5.00%, 3/1/2034 30,000 33,935
City of Kansas City Water,
Series 2023A, Revenue,
5.00%, 12/1/2033 5,000 5,667
Missouri Joint Municipal
Electric Utility
Commission Series 2022,
Revenue,
5.00%, 12/1/2032 85,000 94,860
Warsaw Reorganized School
District No. R-IX Series
2025, G.O. Unlimited,
State Aid Direct Deposit,
5.00%, 3/1/2034 25,000 28,204
162,666
Nebraska - 1 .5%
City of Omaha Series 2022,
G.O. Unlimited,
5.00%, 4/15/2031 75,000 82,865
Douglas County School
District No. 17 Millard
Public Schools, Series
2024, G.O. Unlimited,
Refunding,
5.00%, 6/15/2034 40,000 45,240
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2035 15,000 17,288
145,393
Nevada - 4 .4%
Clark County School District
Building, Series 2019A,
G.O. Limited, AG Insured,
5.00%, 6/15/2027 115,000 118,392
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 20,000 22,793
County of Douglas Series
2025B, G.O. Limited,
5.00%, 3/1/2035 10,000 11,391
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2029 150,000 161,022

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Nevada - 4.4% continued
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2030 $ 60,000 $ 65,546
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2033 55,000 62,121
441,265
New Jersey - 0 .7%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 60,000 66,182
New Mexico - 3 .2%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022A, Revenue,
5.00%, 6/1/2031 70,000 77,633
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2023B, Revenue,
5.00%, 6/1/2027 120,000 123,457
New Mexico Finance
Authority State
Transportation
Commission, Series
2024A, Revenue,
Refunding,
5.00%, 6/15/2027 115,000 118,420
319,510
New York - 1 .2%
County of Dutchess Series
2024A, G.O. Limited,
4.00%, 4/1/2030 110,000 116,758
North Carolina - 0 .5%
County of Cabarrus
Development Corp. Ltd.,
Series 2024A, Revenue,
Refunding,
5.00%, 8/1/2034 25,000 28,459
County of Union Public
Improvement, Series
2025B, G.O. Unlimited,
5.00%, 9/1/2035 20,000 23,157
51,616
Ohio - 2 .0%
State of Ohio Conservation
Projects, Series 2022A,
G.O. Unlimited, Refunding,
4.00%, 9/1/2026 60,000 60,386
State of Ohio Infrastructure
Improvement, Series
2025A, G.O. Unlimited,
5.00%, 3/1/2035 10,000 11,497
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Ohio - 2.0% continued
State of Ohio Parks &
Recreation Improvement
Fund Projects, Series
2020A, Revenue,
Refunding,
5.00%, 12/1/2029 $ 100,000 $ 108,168
State of Ohio Administrative
Building Fund Project,
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,053
197,104
Oklahoma - 0 .8%
Oklahoma Capitol
Improvement Authority
Capitol Repair Project,
Series 2019C, Revenue,
5.00%, 1/1/2028 75,000 78,160
Pennsylvania - 0 .2%
Philadelphia Authority for
Industrial Development
Rebuild Project, Series
2025A, Revenue,
5.00%, 12/1/2035 20,000 22,621
South Carolina - 2 .5%
City of North Charleston
Ingleside Community
Redevelopment Project
Area, Series 2024, Tax
Allocation,
5.00%, 10/1/2026 35,000 35,423
County of Charleston Capital
Improvement, Series
2021B, G.O. Unlimited,
5.00%, 11/1/2031 55,000 61,486
County of Horry Series
2021B, G.O. Unlimited,
State Aid Withholding,
4.00%, 3/1/2027 50,000 50,696
Grand Strand Water & Sewer
Authority Series 2026,
Revenue,
5.00%, 6/1/2035 35,000 40,328
Richland County School
District No. 2 Series
2020A, G.O. Unlimited,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2029 60,000 64,085
252,018
Tennessee - 0 .9%
City of Memphis General
Improvement, Series
2020A, G.O. Unlimited,
5.00%, 12/1/2026 85,000 86,394

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 14 .7%
Bishop Consolidated
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2035 $ 15,000 $ 16,972
Bridge City Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
6.00%, 2/15/2034 25,000 30,025
Centerville Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2032 60,000 67,013
City of Abilene Series 2025,
G.O. Limited, Refunding,
5.00%, 2/15/2035 10,000 11,374
City of Amarillo Waterworks
& Sewer System, Series
2026, Revenue,
5.00%, 4/1/2035 35,000 39,426
City of Austin Series 2024,
G.O. Limited,
5.00%, 9/1/2031 50,000 55,441
City of Brownsville Series
2023, G.O. Limited,
5.00%, 2/15/2032 60,000 66,292
City of Brownsville Series
2025, G.O. Limited,
5.00%, 2/15/2035 10,000 11,267
City of Laredo Series 2023,
G.O. Limited,
5.00%, 2/15/2033 75,000 83,942
City of Laredo Series 2025,
G.O. Limited,
5.00%, 2/15/2035 10,000 11,341
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2035 25,000 28,188
City of Mansfield Series
2024, G.O. Limited,
5.00%, 2/15/2033 55,000 61,702
City of Pasadena Series
2024, G.O. Limited,
Refunding,
5.00%, 2/15/2032 70,000 77,658
City of Rowlett Series 2024,
G.O. Limited, Refunding,
5.00%, 2/15/2033 45,000 50,365
City of Sachse Series 2024,
G.O. Limited,
5.00%, 2/15/2032 60,000 66,496
City of Waco Series 2025,
G.O. Limited,
5.00%, 2/1/2035 20,000 22,646
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 14.7% continued
Comanche Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2034 $ 50,000 $ 56,545
County of Travis Permanent
Improvement, Series
2025, G.O. Limited,
5.00%, 3/1/2035 10,000 11,336
Dallas Fort Worth
International Airport
Series 2023B, Revenue,
Refunding,
5.00%, 11/1/2028 125,000 132,353
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2033 55,000 61,890
El Paso Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 95,000 101,859
Graford Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2034 50,000 56,582
Grapevine-Colleyville
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2028 80,000 84,566
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2028 80,000 84,737
Longview Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 10,000 11,388
McGregor Independent
School District School
Building, Series 2024,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2034 45,000 50,891
Montgomery Independent
School District Series
2015A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2027 50,000 51,101
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2035 15,000 17,147

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Texas - 14.7% continued
Temple Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2034 $ 30,000 $ 33,874
Wichita Falls Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2035 10,000 11,361
1,465,778
Utah - 0 .6%
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.00%, 6/1/2032 55,000 61,141
Washington - 9 .6%
City of Bothell Series 2024C,
G.O. Limited, Refunding,
5.00%, 12/1/2034 40,000 45,662
City of Richland Electric,
Series 2026, Revenue,
Refunding, BAM Insured,
5.00%, 11/1/2032 80,000 89,576
King County School District
No. 405 Bellevue, Series
2021B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 140,000 148,784
King County School District
No. 410 Snoqualmie
Valley, Series 2025, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2032 55,000 62,059
5.00%, 12/1/2034 40,000 45,891
Snohomish County Public
Utility District No. 1
Electric System, Series
2021A, Revenue,
5.00%, 12/1/2026 65,000 66,033
State of Washington Series
2024A, Certificate of
Participation,
5.00%, 1/1/2031 135,000 148,429
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2028 80,000 83,570
State of Washington Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2035 10,000 11,452
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2034 40,000 45,544
State of Washington Series
2026C, G.O. Unlimited,
5.00%, 2/1/2035 25,000 28,567
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Washington - 9.6% continued
State of Washington Series
R-2022D, G.O. Unlimited,
Refunding,
4.00%, 7/1/2027 $ 50,000 $ 50,929
Tacoma Metropolitan Park
District Series 2019, G.O.
Unlimited, Refunding,
4.00%, 12/1/2026 55,000 55,509
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2034 40,000 45,552
Washington State University
Series 2025, Revenue,
Refunding,
5.00%, 4/1/2035 15,000 17,031
944,588
Wisconsin - 9 .9%
Central Brown County Water
Authority Water System,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2035 30,000 33,902
City of Kenosha Series
2024A, G.O. Unlimited,
4.00%, 9/1/2032 15,000 15,799
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 110,000 118,882
County of Racine Series
2024A, G.O. Unlimited,
4.00%, 3/1/2030 95,000 99,618
County of Racine Series
2025A, G.O. Unlimited,
4.00%, 3/1/2030 115,000 120,590
Green Bay Area Public School
District G.O. Unlimited,
5.00%, 4/1/2032 15,000 16,777
Madison Area Technical
College Series 2023-24,
G.O. Unlimited,
5.00%, 3/1/2032 50,000 56,066
Milwaukee Area Technical
College District Series
2023-24C, G.O. Unlimited,
6.00%, 6/1/2028 65,000 69,784
Neenah Joint School District
G.O. Unlimited,
5.00%, 3/1/2027 140,000 143,196
Somerset School District
Series 2019, G.O.
Unlimited,
4.00%, 4/1/2028 50,000 51,297
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 75,000 80,428
State of Wisconsin Series
2023B, G.O. Unlimited,
5.00%, 5/1/2031 80,000 88,647

Northern Trust 2035 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.5% continued
Wisconsin - 9.9% continued
Village of Pleasant Prairie
Series 2025B, G.O.
Unlimited,
4.00%, 8/1/2034 $ 25,000 $ 26,387
Whitnall School District
Series 2024, G.O.
Unlimited,
5.00%, 3/1/2031 50,000 54,978
976,351
Total Municipal Bonds
(Cost $9,988,891) 9,882,060
Total Investments - 98.5%
(Cost $9,988,891) 9,882,060
Other assets less liabilities - 1.5% 149,392
NET ASSETS - 100.0% $10,031,452
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .5%
Others
(1)
1 .5
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 9,882 $ — $ 9,882
Total
Investments $ — $9,882 $ — $9,882
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96 .3%
Alabama - 1 .4%
Auburn University Series
2025A, Revenue,
5.00%, 6/1/2045 $ 10,000 $ 10,630
Madison County Board of
Education Capital Outlay,
Series 2025A, Revenue,
5.00%, 9/1/2037 95,000 105,308
115,938
Arizona - 1 .3%
Arizona Board of Regents
University of Arizona
SPEED, Series 2024,
Revenue, Refunding, BAM
Insured,
5.00%, 8/1/2044 25,000 26,649
City of Buckeye Series 2025,
G.O. Unlimited,
5.00%, 7/1/2045 10,000 10,626
City of Lake Havasu City
Wastewater System,
Series 2025, G.O.
Unlimited, Refunding,
5.00%, 7/1/2041 45,000 49,536
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 10,000 11,060
5.00%, 7/1/2045 10,000 10,690
108,561
California - 3 .2%
Los Angeles Department
of Water & Power Power
System, Series 2021C,
Revenue,
5.00%, 7/1/2028 250,000 261,341
District of Columbia - 1 .6%
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2027 85,000 87,497
5.00%, 6/1/2039 35,000 38,755
126,252
Florida - 7 .1%
Central Florida Tourism
Oversight District Series
2024A, G.O. Limited,
5.00%, 6/1/2033 135,000 152,016
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2045 10,000 10,575
County of Sarasota Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2044 25,000 26,637
5.00%, 10/1/2045 15,000 15,860
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Florida - 7.1% continued
Florida Atlantic University
Finance Corp. Student
Housing Project, Series
2024, Revenue,
5.00%, 7/1/2042 $ 50,000 $ 53,266
JEA Electric System Series
2024A, Revenue,
Refunding,
5.00%, 10/1/2035 60,000 68,191
JEA Electric System Series
2024A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2038 25,000 27,799
JEA Water & Sewer System
Series 2025A, Revenue,
Refunding,
5.00%, 10/1/2045 15,000 15,998
Orlando Utilities Commission
Utility System, Series
2025A, Revenue,
5.00%, 10/1/2045 15,000 15,885
State of Florida Public
Education Capital Outlay,
Series 2020B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 85,000 92,920
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2031 15,000 16,627
State of Florida Department
of Transportation Turnpike
System, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2026 75,000 75,478
571,252
Hawaii - 1 .2%
State of Hawaii Series FE,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 95,000 96,210
Idaho - 1 .5%
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2025A,
Revenue,
5.00%, 8/15/2045 10,000 10,689
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2025A,
Revenue,
5.00%, 6/1/2026 115,000 115,478
126,167

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Illinois - 6 .4%
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2045 $ 15,000 $ 15,737
City of Chicago Wastewater
Transmission, Series
2024A, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2042 25,000 26,625
DuPage County High School
District No. 87 Glenbard,
Series 2025, G.O.
Unlimited,
5.00%, 1/1/2039 25,000 27,134
Illinois State Toll Highway
Authority Series 2019C,
Revenue, Refunding,
5.00%, 1/1/2027 85,000 86,598
Lake County Forest Preserve
District Series 2019, G.O.
Unlimited, Refunding,
5.00%, 12/15/2027 5,000 5,198
Lake County Township High
School District No. 113
Highland Park, Series
2025, G.O. Unlimited,
5.00%, 1/1/2034 55,000 62,098
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007B, G.O. Unlimited,
Refunding,
5.25%, 12/1/2035 120,000 139,904
Regional Transportation
Authority Series 2025A,
Revenue,
5.00%, 6/1/2042 25,000 26,787
5.00%, 6/1/2044 15,000 15,786
Sales Tax Securitization
Corp. Series 2018C,
Revenue, Refunding,
5.00%, 1/1/2029 30,000 31,658
State of Illinois Sales Tax,
Series 2025C, Revenue,
5.00%, 6/15/2042 50,000 52,962
5.00%, 6/15/2043 30,000 31,659
522,146
Indiana - 1 .4%
Greater Martinsville School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2038 65,000 71,583
5.00%, 1/15/2044 25,000 26,230
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Indiana - 1.4% continued
MSD Warren Township Vision
2005 School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 1/10/2033 $ 5,000 $ 5,602
Wawasee High School
Building Corp. First
Mortgage, Series 2024,
Revenue, State Aid
Intercept,
5.00%, 1/15/2034 5,000 5,541
108,956
Iowa - 3 .1%
Iowa Finance Authority State
Revolving Fund, Series
2025A, Revenue,
5.00%, 8/1/2036 75,000 84,929
5.00%, 8/1/2039 60,000 66,558
5.00%, 8/1/2040 65,000 71,683
5.00%, 8/1/2042 30,000 32,686
255,856
Kansas - 2 .6%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 185,000 207,939
Kentucky - 2 .1%
Kentucky State Property &
Building Commission
Project No. 119, Revenue,
5.00%, 5/1/2027 100,000 102,551
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2043 35,000 37,724
5.00%, 4/1/2044 30,000 32,058
172,333
Maryland - 2 .6%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2031 50,000 55,363
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 135,000 151,135
206,498
Massachusetts - 2 .7%
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2039 55,000 61,328

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Massachusetts - 2.7% continued
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
Refunding,
5.00%, 7/1/2033 $ 85,000 $ 96,740
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2025A2, Revenue,
Mandatory Put,
5.00%, 5/15/2055
(a)(b)
60,000 68,706
226,774
Michigan - 6 .5%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 15,819
Ferndale Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 35,000 37,991
Ferris State University
Series 2025A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2037 130,000 145,220
Gobles Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2044 25,000 26,591
Howell Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2045 15,000 15,819
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 40,000 42,883
Lansing School District
Series 2025II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 15,819
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 8/15/2035 5,000 5,744
Romeo Community School
District Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 30,000 32,162
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Michigan - 6.5% continued
Utica Community Schools
Series 2024, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2034 $ 50,000 $ 56,469
Warren Consolidated
Schools Series 2025,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2041 55,000 59,701
Watervliet Public Schools
Series 2025, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2045 15,000 15,819
Wyandotte City School
District Series 2025, G.O.
Unlimited, Refunding,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2041 55,000 59,701
529,738
Minnesota - 2 .4%
Minneapolis Special School
District No. 1 Credit
Enhancement Program,
Series 2018B, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2027 85,000 86,787
St. Paul Independent School
District No. 625 Series
2024B, G.O. Unlimited,
School District Credit
Enhancement Program,
5.00%, 2/1/2031 100,000 109,926
196,713
Missouri - 1 .4%
Marion & Ralls Counties
School District No. 60
Hannibal, Series 2025A,
G.O. Unlimited, Refunding,
State Aid Direct Deposit,
5.88%, 3/1/2038 25,000 29,503
Missouri Joint Municipal
Electric Utility
Commission Iatan 2
Project, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2038 75,000 82,776
112,279
Nevada - 1 .7%
County of Clark Highway
Improvement, Series
2025, Revenue,
Refunding,
5.00%, 7/1/2035 55,000 62,682

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Nevada - 1.7% continued
State of Nevada Series
2025A, G.O. Limited,
Refunding,
5.00%, 10/1/2026 $ 75,000 $ 75,940
138,622
New Jersey - 3 .3%
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022BB, Revenue,
5.00%, 6/15/2031 195,000 215,092
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024CC, Revenue,
5.00%, 6/15/2042 50,000 53,857
268,949
New York - 9 .3%
City of New York Series
2024C, G.O. Unlimited,
5.00%, 3/1/2045 10,000 10,420
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2039 70,000 76,631
5.00%, 2/1/2043 35,000 37,246
City of New York Series
2026A1, G.O. Unlimited,
5.00%, 8/1/2040 95,000 103,483
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2045 10,000 10,491
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2040 45,000 48,943
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2042 30,000 32,346
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2045 10,000 10,564
New York State Dormitory
Authority Sales Tax,
Series 2024A, Revenue,
5.00%, 3/15/2045 15,000 15,922
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2045 10,000 10,618
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
New York - 9.3% continued
New York State Dormitory
Authority Dormitory
Facilities, Series 2025A,
Revenue,
5.00%, 7/1/2045 $ 10,000 $ 10,564
New York State Dormitory
Authority Personal Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 3/15/2043 35,000 37,690
5.00%, 3/15/2045 10,000 10,595
5.00%, 7/1/2045 10,000 10,634
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 32,366
5.00%, 12/1/2045 10,000 10,592
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A1, Revenue,
5.00%, 11/15/2045 15,000 15,909
Utility Debt Securitization
Authority Series 2022TE1,
Revenue, Refunding,
5.00%, 12/15/2029 250,000 269,477
754,491
North Carolina - 3 .1%
County of Wake Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 9/1/2032 220,000 248,566
Ohio - 0 .9%
American Municipal
Power, Inc. Combined
Hydroelectric Project,
Series 2024A, Revenue,
Refunding,
5.00%, 2/15/2044 25,000 26,226
Hilliard School District Series
2025, G.O. Unlimited,
5.00%, 12/1/2038 25,000 27,850
State of Ohio Mental Health
Facilities Improvement,
Series 2021A, Revenue,
5.00%, 2/1/2030 25,000 27,100
81,176
Oklahoma - 1 .0%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.00%, 7/1/2041 50,000 54,622

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Oklahoma - 1.0% continued
Oklahoma Turnpike Authority
Turnpike System, Series
2025A, Revenue,
5.00%, 1/1/2044 $ 25,000 $ 26,655
81,277
Oregon - 0 .1%
Oregon City School District
No. 62 Series 2025B, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2045 10,000 10,687
Pennsylvania - 1 .0%
Pennsylvania Turnpike
Commission Turnpike,
Series 2024, Revenue,
Refunding,
5.00%, 12/1/2044 25,000 26,765
Pennsylvania Turnpike
Commission Turnpike,
Series 2024C, Revenue,
5.00%, 12/1/2045 15,000 15,948
Pennsylvania Turnpike
Commission Turnpike,
Series 2025A, Revenue,
5.00%, 12/1/2041 35,000 38,296
81,009
South Carolina - 1 .0%
City of Charleston Series
2025B, G.O. Unlimited,
State Aid Withholding,
5.00%, 9/1/2034 65,000 74,813
South Carolina
Transportation
Infrastructure Bank
Series 2021A, Revenue,
Refunding,
4.00%, 10/1/2028 5,000 5,163
79,976
Tennessee - 0 .1%
City of Memphis Gas & Water
Division Electric System,
Series 2020A, Revenue,
5.00%, 12/1/2029 5,000 5,405
Texas - 14 .0%
Celina Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 30,000 33,193
City of Grand Prairie Series
2025, G.O. Limited,
5.00%, 2/15/2040 35,000 37,941
5.00%, 2/15/2041 65,000 70,185
5.00%, 2/15/2042 50,000 53,554
5.00%, 2/15/2044 25,000 26,476
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Texas - 14.0% continued
City of Grand Prairie Water
& Wastewater System,
Series 2025, Revenue,
5.00%, 1/15/2037 $ 50,000 $ 55,274
City of Lubbock Series 2025,
G.O. Limited,
5.00%, 2/15/2043 25,000 26,715
City of San Antonio Electric
& Gas Systems, Series
2024D, Revenue,
Refunding,
5.00%, 2/1/2038 75,000 83,257
5.00%, 2/1/2044 25,000 26,762
City of San Antonio Electric
& Gas Systems, Series
2024E, Revenue,
Refunding,
5.00%, 2/1/2038 5,000 5,550
City of San Antonio Water
System, Series 2025B,
Revenue, Refunding,
5.00%, 5/15/2039 45,000 49,788
County of Ector Series 2024,
G.O. Limited,
5.00%, 2/15/2044 25,000 26,267
Leander Independent School
District Series 2025A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2040 50,000 54,817
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2025,
Revenue, Refunding,
5.00%, 5/15/2044 25,000 26,334
Lubbock-Cooper Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 85,000 94,217
Mansfield Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2036 85,000 95,713
North Texas Tollway
Authority System,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2045 10,000 10,608
Northwest Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2043 40,000 43,050

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Texas - 14.0% continued
Quitman Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2036 $ 100,000 $ 111,708
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2036 100,000 112,725
5.00%, 8/1/2040 35,000 38,370
5.00%, 8/1/2041 20,000 21,833
Temple Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/1/2038 35,000 38,584
1,142,921
Utah - 1 .2%
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2033 85,000 96,637
Washington - 6 .8%
City of Tacoma Electric
System, Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2044 15,000 15,964
City of Tacoma Electric
System, Series 2025A,
Revenue,
5.00%, 1/1/2045 10,000 10,614
Clark County Public Utility
District No. 1 Electric,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2045 10,000 10,474
County of King Series 2023A,
G.O. Limited, Refunding,
5.00%, 12/1/2032 5,000 5,635
County of King Series 2025A,
G.O. Limited,
5.00%, 12/1/2042 50,000 54,703
County of King Sewer,
Series 2024B, Revenue,
Refunding,
5.00%, 7/1/2045 10,000 10,595
Energy Northwest Columbia
Generating Station
Electric, Series 2023A,
Revenue, Refunding,
4.00%, 7/1/2030 5,000 5,247
Energy Northwest Columbia
Generating Station
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2043 30,000 32,512
Investments
Principal
Amount Value
MUNICIPAL BONDS - 96.3% continued
Washington - 6.8% continued
King County School District
No. 401 Highline, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2040 $ 25,000 $ 27,273
Pierce County School District
No. 320 Sumner, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2038 30,000 33,478
Seattle Museum
Development Authority
Series 2024, Revenue,
Refunding,
5.00%, 4/1/2028 105,000 110,032
Snohomish County Public
Utility District No. 1
Electric System, Series
2025A, Revenue,
Refunding,
5.00%, 12/1/2045 15,000 16,036
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2033 50,000 56,377
State of Washington Series
2026B, G.O. Unlimited,
5.00%, 6/1/2035 60,000 68,670
University of Washington
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2043 30,000 32,528
5.00%, 4/1/2044 25,000 26,894
University of Washington
Series 2025C, Revenue,
Refunding,
5.00%, 1/1/2039 40,000 44,511
561,543
Wisconsin - 4 .3%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2030 245,000 264,783
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 75,000 80,428
345,211
Total Municipal Bonds
(Cost $7,724,932) 7,841,423
Total Investments - 96.3%
(Cost $7,724,932) 7,841,423
Other assets less liabilities - 3.7% 302,185
NET ASSETS - 100.0% $8,143,608
(a)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of March 31, 2026.
(b)
Maturity date represents the puttable date.

Northern Trust 2045 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 96 .3%
Others
(1)
3 .7
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 7,841 $ — $ 7,841
Total
Investments $ — $7,841 $ — $7,841
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .1%
Alabama - 1 .0%
City of Tuscaloosa Series
2025B, G.O. Limited,
5.25%, 8/1/2055 $ 75,000 $ 78,206
California - 3 .9%
California Educational
Facilities Authority
Chapman University,
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2045 25,000 26,743
City of San Jose Series
2025A, G.O. Unlimited,
5.00%, 9/1/2050 35,000 37,068
Folsom Cordova Unified
School District Election of
2024, Series 2025A, G.O.
Unlimited,
5.00%, 10/1/2047 40,000 42,749
Los Angeles Unified School
District Series 2024QRR,
G.O. Unlimited,
5.00%, 7/1/2044 65,000 71,007
Redding Joint Powers
Financing Authority
Electric System, Series
2025A, Revenue,
5.00%, 6/1/2055 50,000 51,216
San Diego Community
College District Series
2025A1, G.O. Unlimited,
5.00%, 8/1/2055 25,000 26,078
San Diego Public Facilities
Financing Authority Water,
Series 2025A, Revenue,
5.00%, 8/1/2045 25,000 27,406
University of California Series
2025CC, Revenue,
5.00%, 5/15/2047 35,000 37,161
319,428
Colorado - 1 .0%
City of Colorado Springs
Utilities System, Series
2025A, Revenue,
5.25%, 11/15/2055 75,000 78,700
District of Columbia - 1 .5%
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2046 70,000 73,855
Washington Metropolitan
Area Transit Authority
Series 2025A, Revenue,
5.25%, 7/15/2055 50,000 51,932
125,787
Florida - 5 .4%
County of Miami-Dade Water
& Sewer System, Series
2024A, Revenue,
5.00%, 10/1/2049 5,000 5,174
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Florida - 5.4% continued
County of Pasco Capital
Improvement, Series
2025A, Revenue,
5.00%, 10/1/2037 $ 170,000 $ 189,597
5.00%, 10/1/2055 25,000 25,564
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2029 90,000 96,378
Peace River Manasota
Regional Water Supply
Authority Series 2025A,
Revenue,
5.50%, 10/1/2055 40,000 42,272
State of Florida Right of Way
Acquisition and Bridge
Construction, Series
2025B, G.O. Unlimited,
5.00%, 7/1/2043 25,000 27,374
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 50,000 51,553
437,912
Georgia - 2 .0%
Downtown Smyrna
Development Authority
Smyrna Project, Series
2021, Revenue,
5.00%, 2/1/2028 115,000 120,192
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025A,
Revenue,
5.00%, 7/1/2055 40,000 41,259
161,451
Illinois - 5 .6%
Lake County Community
Consolidated School
District No. 34 Antioch,
Series 2025C, G.O.
Unlimited,
5.00%, 1/1/2036 50,000 55,443
Lake County School District
No. 112 North Shore,
Series 2024, G.O.
Unlimited,
5.00%, 12/1/2033 80,000 89,864
Metropolitan Water
Reclamation District of
Greater Chicago Series
2024A, G.O. Limited,
5.00%, 12/1/2042 30,000 32,485
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2036 55,000 60,553

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Illinois - 5.6% continued
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2039 $ 135,000 $ 145,428
University of Illinois Auxiliary
Facilities System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2055 75,000 76,093
459,866
Indiana - 1 .1%
Indiana Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
5.00%, 2/1/2028 85,000 88,824
Iowa - 2 .0%
Iowa Finance Authority State
Revolving Fund, Series
2025A, Revenue,
5.00%, 8/1/2040 85,000 93,740
Iowa Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
Refunding,
5.00%, 8/1/2041 65,000 71,591
165,331
Kansas - 2 .8%
City of Manhattan Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2034 200,000 224,799
Maryland - 7 .3%
County of Anne Arundel
Water and Sewer, Series
2025, G.O. Limited,
Refunding,
5.00%, 4/1/2033 80,000 90,718
County of Anne Arundel
Water and Sewer, Series
2025B, G.O. Limited,
Refunding,
5.00%, 10/1/2038 135,000 151,229
County of Baltimore Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/1/2032 190,000 212,708
County of Baltimore Series
2025, G.O. Unlimited,
5.00%, 3/1/2037 5,000 5,665
State of Maryland Series
2025A, G.O. Unlimited,
5.00%, 6/1/2038 115,000 129,320
589,640
Massachusetts - 8 .5%
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2049 40,000 41,500
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Massachusetts - 8.5% continued
5.00%, 5/1/2047 $ 90,000 $ 94,214
5.00%, 5/1/2048 10,000 10,418
Commonwealth of
Massachusetts Series
2025A, G.O. Limited,
5.00%, 4/1/2055 25,000 25,714
Commonwealth of
Massachusetts Series
2024I, G.O. Unlimited,
5.00%, 12/1/2048 30,000 31,327
Commonwealth of
Massachusetts Series
2025B, G.O. Unlimited,
5.00%, 6/1/2036 125,000 142,434
Commonwealth of
Massachusetts Series
2025C, G.O. Unlimited,
5.00%, 6/1/2048 30,000 31,390
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2046 45,000 47,592
5.00%, 7/1/2048 30,000 31,293
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2025B,
Revenue,
5.25%, 7/1/2055 40,000 41,971
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2025A2, Revenue,
Mandatory Put,
5.00%, 5/15/2055
(a)(b)
170,000 194,667
692,520
Michigan - 4 .4%
Crestwood School District
Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2055 50,000 50,874
Great Lakes Water Authority
Sewage Disposal System,
Series 2025C, Revenue,
5.50%, 7/1/2055 50,000 52,434
L'Anse Creuse Public
Schools Series 2025I,
G.O. Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2043 65,000 69,685
5.00%, 5/1/2045 90,000 94,915
Okemos Public Schools
Series 2024II, G.O.
Unlimited, Qualified
School Bond Loan Fund,
5.00%, 5/1/2042 40,000 42,952

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Michigan - 4.4% continued
Redford Union School District
No. 1 Series 2025I, G.O.
Unlimited, Qualified
School Bond Loan Fund,
6.00%, 11/1/2031 $ 50,000 $ 57,764
368,624
Nebraska - 1 .3%
Omaha Public Power District
Electric, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2033 90,000 102,003
Nevada - 0 .6%
Las Vegas Valley Water
District Series 2025A,
G.O. Limited,
5.25%, 6/1/2055 50,000 52,372
New Hampshire - 0 .6%
New Hampshire Municipal
Bond Bank Series 2020A,
Revenue,
5.00%, 2/15/2029 50,000 53,325
New Jersey - 1 .0%
New Jersey Turnpike
Authority Series 2025A,
Revenue,
5.25%, 1/1/2055 75,000 78,478
New Mexico - 0 .6%
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2022B, Revenue,
5.00%, 6/1/2027 50,000 51,441
New York - 14 .2%
City of New York Series
2025C1, G.O. Unlimited,
5.25%, 9/1/2050 30,000 31,223
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2044 30,000 31,740
Metropolitan Transportation
Authority Series 2024B1,
Revenue, Refunding,
5.00%, 11/15/2049 35,000 36,176
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2025BB, Revenue,
5.25%, 6/15/2050 70,000 73,932
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
5.00%, 2/1/2049 35,000 35,898
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
New York - 14.2% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.25%, 5/1/2048 $ 30,000 $ 31,460
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2050 25,000 25,648
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2036 20,000 22,460
5.00%, 11/1/2040 50,000 54,381
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.00%, 5/1/2040 115,000 125,943
New York State Dormitory
Authority Personal Income
Tax, Series 2024A,
Revenue, Refunding,
5.25%, 3/15/2049 45,000 47,228
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2047 85,000 88,756
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2025C,
Revenue, Refunding,
5.00%, 6/15/2055 40,000 41,557
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 115,000 128,439
Town of Islip Series 2025,
G.O. Limited, Refunding,
5.00%, 10/15/2026 100,000 101,516
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2043 30,000 32,366
5.00%, 12/1/2045 110,000 116,512
Utility Debt Securitization
Authority Series 2022TE1,
Revenue, Refunding,
5.00%, 12/15/2029 110,000 118,570
1,143,805

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
North Carolina - 1 .9%
City of Charlotte Airport,
Series 2025A, Revenue,
Refunding,
5.25%, 7/1/2055 $ 50,000 $ 52,380
City of Salisbury Combined
Enterprise System,
Series 2020, Revenue,
Refunding,
5.00%, 2/1/2027 5,000 5,104
State of North Carolina
Build NC, Series 2025A,
Revenue,
5.00%, 5/1/2026 100,000 100,209
157,693
Oklahoma - 0 .3%
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.25%, 7/1/2055 25,000 26,135
Oregon - 0 .2%
Washington & Multnomah
Counties School District
No. 48J Beaverton, Series
2025B, G.O. Unlimited,
School Bond Guaranty,
5.00%, 6/15/2050 15,000 15,551
Pennsylvania - 3 .0%
Pennsylvania State University
(The) Series 2025A,
Revenue, Refunding,
5.50%, 9/1/2055 50,000 53,371
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-2, Revenue,
Refunding,
5.00%, 12/1/2043 105,000 113,627
Pennsylvania Turnpike
Commission Turnpike,
Series 2025A, Revenue,
5.25%, 12/1/2055 75,000 78,379
245,377
South Carolina - 1 .5%
Corp. ForGreer City
Improvement Projects,
Series 2025, Revenue,
5.00%, 9/1/2055 75,000 76,521
Fort Mill School District No.
4 Series 2017E, G.O.
Unlimited, Refunding,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2028 50,000 52,328
128,849
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
South Dakota - 1 .0%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 $ 75,000 $ 77,374
Tennessee - 0 .6%
City of Memphis General
Improvement, Series
2020, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 50,000 51,323
Texas - 11 .7%
Anna Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2035 75,000 84,665
Argyle Independent School
District Series 2025A,
G.O. Unlimited, PSF
Guaranty,
5.25%, 8/15/2055 40,000 41,716
Bellville Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2034 50,000 56,545
City of Lubbock Electric Light
& Power System, Series
2021, Revenue,
5.00%, 4/15/2030 250,000 270,181
County of Harris Toll Road,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2041 110,000 120,291
Ferris Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2055 50,000 51,231
Humble Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2044 35,000 37,224
Longview Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 5,000 5,694
Lubbock-Cooper Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 75,000 83,132
Rockwall Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2032 60,000 67,002

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Texas - 11.7% continued
Roma Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 $ 5,000 $ 5,490
Taylor Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2031 50,000 54,901
Texas Tech University
System Series 2025A,
Revenue, Refunding,
5.00%, 2/15/2050 75,000 77,538
955,610
Utah - 1 .8%
Canyons School District Utah
School Bond Guaranty
Program, Series 2018,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 6/15/2027 50,000 51,517
County of Salt Lake Sales
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 2/1/2027 45,000 45,935
Timpanogos Special Service
District Series 2024,
Revenue, Refunding,
5.00%, 6/1/2049 50,000 51,848
149,300
Virginia - 0 .3%
Virginia Port Authority Series
2025, Revenue,
5.25%, 7/1/2055 25,000 26,014
Washington - 9 .1%
City of Seattle Municipal
Light & Power, Series
2024, Revenue,
Refunding,
5.00%, 10/1/2046 80,000 84,611
County of King Series 2024A,
G.O. Limited, Refunding,
5.00%, 12/1/2042 35,000 38,198
Energy Northwest Columbia
Generating Station
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2043 25,000 27,094
King & Snohomish Counties
School District No. 417
Northshore, Series 2024,
G.O. Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 25,000 27,137
King County School District
No. 401 Highline, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2041 75,000 81,651
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.1% continued
Washington - 9.1% continued
5.00%, 12/1/2044 $ 120,000 $ 127,897
Pierce County School District
No. 320 Sumner, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2042 75,000 81,994
Snohomish County School
District No. 15 Edmonds,
Series 2024, G.O.
Unlimited, Refunding,
School Bond Guaranty,
5.00%, 12/1/2042 45,000 48,847
State of Washington Series
2024C, G.O. Unlimited,
5.00%, 2/1/2048 70,000 72,856
State of Washington Series
2024D, G.O. Unlimited,
5.00%, 6/1/2048 50,000 52,116
State of Washington Series
2025A, G.O. Unlimited,
5.00%, 8/1/2046 25,000 26,405
State of Washington Series
2025C, G.O. Unlimited,
5.00%, 2/1/2046 30,000 31,755
State of Washington Series
2025D, G.O. Unlimited,
5.00%, 6/1/2049 40,000 41,785
742,346
Wisconsin - 1 .9%
City of Sun Prairie Series
2025A, G.O. Unlimited,
5.00%, 4/1/2031 145,000 158,628
Total Municipal Bonds
(Cost $7,873,051) 8,006,712
Total Investments - 98.1%
(Cost $7,873,051) 8,006,712
Other assets less liabilities - 1.9% 157,173
NET ASSETS - 100.0% $8,163,885
(a)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of March 31, 2026.
(b)
Maturity date represents the puttable date.
Percentages shown are based on Net Assets.
Abbreviations
G.O. General Obligation
PSF Permanent School Fund

Northern Trust 2055 Tax-Exempt Distributing Ladder ETF
March 31, 2026 (Unaudited)
Security Type % of Net Assets
Municipal Bonds 98 .1%
Others
(1)
1 .9
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 8,007 $ — $ 8,007
Total
Investments $ — $8,007 $ — $8,007
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Intermediate Tax-Exempt Bond ETF
SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .7%
Alabama - 4 .8%
Alabama Federal Aid
Highway Finance
Authority Series 2025A,
Revenue,
5.00%, 9/1/2033 $ 85,000 $ 96,528
5.00%, 9/1/2035 35,000 40,034
Alabama Highway Authority
Series 2025, Revenue, AG
Insured,
5.00%, 9/1/2030 10,000 10,958
5.00%, 9/1/2033 20,000 22,624
5.00%, 9/1/2027 10,000 10,350
5.00%, 9/1/2034 20,000 22,792
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2029 10,000 10,795
5.00%, 11/1/2034 75,000 80,860
5.00%, 11/1/2035 90,000 96,630
5.00%, 11/1/2039 125,000 132,031
Auburn University Series
2025B, Revenue,
Refunding,
5.00%, 6/1/2036 40,000 45,274
5.00%, 6/1/2038 30,000 33,413
Birmingham City Waterworks
Board Water, Series
2016A, Revenue,
Refunding,
4.00%, 1/1/2038 50,000 50,020
Black Belt Energy Gas
District Project No. 5,
Series 2020A1, Revenue,
Mandatory Put,
4.00%, 10/1/2049
(a)(b)
65,000 65,236
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053
(a)(b)
90,000 94,416
Black Belt Energy Gas
District Gas Project,
Series 2022E, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
100,000 103,980
Black Belt Energy Gas District
Gas Project, Series 2022F,
Revenue, Mandatory Put,
5.50%, 11/1/2053
(a)(b)
40,000 41,867
Black Belt Energy Gas
District Gas Project,
Series 2023A, Revenue,
Mandatory Put,
5.25%, 1/1/2054
(a)(b)
175,000 185,606
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alabama - 4.8% continued
Black Belt Energy Gas
District Gas Project,
Series 2023B, Revenue,
Mandatory Put,
5.25%, 12/1/2053
(a)(b)
$ 140,000 $ 149,428
Black Belt Energy Gas
District Gas Project,
Series 2023C, Revenue,
Mandatory Put,
5.50%, 10/1/2054
(a)(b)
75,000 80,914
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049
(a)(b)
95,000 99,885
Black Belt Energy Gas
District Gas Project,
Series 2024A, Revenue,
Mandatory Put,
5.25%, 5/1/2055
(a)(b)
120,000 123,353
Black Belt Energy Gas
District Gas Project,
Series 2024C, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
140,000 148,488
Black Belt Energy Gas District
Gas Project, Series
2024D, Revenue,
5.00%, 11/1/2030 25,000 26,328
Black Belt Energy Gas
District Gas Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 3/1/2055
(a)(b)
175,000 185,254
Black Belt Energy Gas
District Gas Project,
Series 2025D, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
170,000 179,876
Black Belt Energy Gas District
Gas Project, Series
2025E, Revenue,
5.00%, 5/1/2030 100,000 104,744
5.00%, 5/1/2034 70,000 73,649
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055
(a)(b)
140,000 148,065
Black Belt Energy Gas District
Gas Project, Series
2026A, Revenue,
5.00%, 12/1/2034 125,000 130,408
Black Belt Energy Gas District
Gas Project, Series
2026B, Revenue,
5.00%, 12/1/2033 150,000 159,468
5.00%, 12/1/2034 45,000 48,016

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alabama - 4.8% continued
City of Mobile Series 2025A,
G.O. Limited,
5.00%, 2/15/2035 $ 80,000 $ 91,353
City of Mobile Series 2025B,
G.O. Limited,
5.00%, 2/15/2031 70,000 76,921
County of Jefferson Sewer,
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2034 85,000 93,614
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053
(a)(b)
190,000 204,327
Energy Southeast A
Cooperative District
Series 2023B1, Revenue,
Mandatory Put,
5.75%, 4/1/2054
(a)(b)
155,000 169,109
Energy Southeast A
Cooperative District
Series 2024B, Revenue,
Mandatory Put,
5.25%, 7/1/2054
(a)(b)
105,000 111,966
Lower Alabama Gas District
(The) Gas Project,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2033 60,000 62,303
Southeast Alabama Gas
Supply District (The)
Project No. 1, Series
2024A, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2054
(a)(b)
180,000 190,727
Southeast Alabama Gas
Supply District (The)
Project No. 2, Series
2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 6/1/2049
(a)(b)
100,000 105,266
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
Mandatory Put,
5.50%, 1/1/2053
(a)(b)
90,000 95,789
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2024A, Revenue,
5.00%, 11/1/2035 100,000 102,140
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2024C, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
155,000 164,911
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alabama - 4.8% continued
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
$ 175,000 $ 175,990
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025B, Revenue,
Mandatory Put,
5.25%, 3/1/2055
(a)(b)
105,000 107,877
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025D, Revenue,
5.00%, 9/1/2035 150,000 161,437
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025E, Revenue,
5.00%, 10/1/2030 175,000 185,687
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 200,000 212,712
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue, Mandatory Put,
5.25%, 11/1/2055
(a)(b)
230,000 248,262
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025H, Revenue,
5.00%, 11/1/2035 40,000 41,772
University of Alabama (The)
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2029 120,000 128,861
5.00%, 7/1/2031 125,000 133,510
5.00%, 7/1/2032 70,000 74,630
5.00%, 7/1/2027 35,000 36,069
5,776,523
Alaska - 0 .2%
State of Alaska Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2029 50,000 53,789
State of Alaska Series 2024B,
G.O. Unlimited, Refunding,
5.00%, 8/1/2028 25,000 26,376
State of Alaska International
Airports System, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2034 125,000 140,424

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Alaska - 0.2% continued
State of Alaska International
Airports System, Series
2025B, Revenue,
Refunding,
5.00%, 10/1/2035 $ 40,000 $ 44,654
265,243
Arizona - 0 .9%
Arizona Board of Regents
University of Arizona
System, Series 2026A,
Revenue, Refunding,
5.00%, 6/1/2036 25,000 28,669
Arizona Department of
Transportation Series
2023, Revenue,
Refunding,
5.00%, 7/1/2033 25,000 28,313
5.00%, 7/1/2029 25,000 26,879
Arizona Industrial
Development Authority
Lincoln South Beltway
Project, Series 2020,
Revenue,
5.00%, 11/1/2031 20,000 22,104
City of Chandler Series 2026,
G.O. Unlimited,
5.00%, 7/1/2038 130,000 147,473
City of Mesa Series 2025,
G.O. Unlimited,
5.00%, 7/1/2040 30,000 33,180
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017D,
Revenue, Refunding,
5.00%, 7/1/2026 40,000 40,241
City of Phoenix Civic
Improvement Corp.
Rental Car Facility Charge,
Series 2019A, Revenue,
5.00%, 7/1/2038 25,000 25,992
City of Phoenix Civic
Improvement Corp. Water
System, Series 2021A,
Revenue,
5.00%, 7/1/2034 65,000 71,251
5.00%, 7/1/2037 35,000 37,822
5.00%, 7/1/2038 50,000 53,745
City of Phoenix Civic
Improvement Corp.
Wastewater, Series 2023,
Revenue,
5.00%, 7/1/2035 40,000 44,941
5.00%, 7/1/2029 10,000 10,758
5.00%, 7/1/2040 10,000 10,913
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2024,
Revenue,
5.00%, 7/1/2038 135,000 150,493
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Arizona - 0.9% continued
5.00%, 7/1/2039 $ 30,000 $ 33,247
City of Phoenix Civic
Improvement Corp.
Transportation, Series
2025, Revenue,
5.00%, 7/1/2035 55,000 63,442
5.00%, 7/1/2030 45,000 49,225
5.00%, 7/1/2033 95,000 107,989
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2025C,
Revenue, Refunding,
5.00%, 7/1/2031 30,000 33,312
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2032 25,000 26,114
Maricopa County Special
Health Care District Series
2021D, G.O. Unlimited,
5.00%, 7/1/2033 20,000 21,870
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2023A, Revenue,
5.00%, 1/1/2032 65,000 72,653
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2033 55,000 62,074
5.00%, 1/1/2034 45,000 51,179
1,253,879
California - 7 .0%
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023D, Revenue,
Mandatory Put,
5.50%, 5/1/2054
(a)(b)
105,000 109,804
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023E1, Revenue,
Mandatory Put,
5.00%, 2/1/2054
(a)(b)
175,000 184,836
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054
(a)(b)
125,000 131,889

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2054
(a)(b)
$ 140,000 $ 147,665
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024B, Revenue,
Mandatory Put,
5.00%, 1/1/2055
(a)(b)
125,000 127,625
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
170,000 182,074
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024E, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
140,000 148,182
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024F, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
170,000 182,720
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024H, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
130,000 140,660
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
50,000 50,647
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025B, Revenue,
Mandatory Put,
5.00%, 3/1/2056
(a)(b)
250,000 269,087
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 10/1/2056
(a)(b)
55,000 58,929
California Community Choice
Financing Authority Clean
Energy Project, Series
2026B, Revenue,
5.00%, 3/1/2036 200,000 207,698
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
California Educational
Facilities Authority
Stanford University,
Series V4, Revenue,
Mandatory Put,
5.00%, 3/1/2055
(a)(b)
$ 70,000 $ 79,100
California State Public Works
Board Various Capital
Projects, Series 2016C,
Revenue, Refunding,
5.00%, 11/1/2029 35,000 35,485
5.00%, 11/1/2034 40,000 40,501
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
5.00%, 5/1/2032 25,000 27,570
California State Public Works
Board Various Capital
Projects, Series 2023B,
Revenue, Refunding,
5.00%, 12/1/2035 55,000 60,950
California State Public Works
Board May Lee State
Office Complex, Series
2024A, Revenue,
5.00%, 4/1/2037 35,000 39,057
Central Valley Energy
Authority Series 2025,
Revenue, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
180,000 193,693
Central Valley Energy
Authority Series 2026,
Revenue,
5.00%, 8/1/2034 175,000 184,074
City of Los Angeles
Department of Airports,
Series 2021B, Revenue,
Refunding,
5.00%, 5/15/2036 35,000 38,635
City of Los Angeles Solid
Waste Resources, Series
2023A, Revenue,
5.00%, 2/1/2038 75,000 84,320
City of Riverside Electric,
Series 2019A, Revenue,
Refunding,
5.00%, 10/1/2031 65,000 69,893
5.00%, 10/1/2034 20,000 21,312
Contra Costa Transportation
Authority Sales Tax,
Series 2021A, Revenue,
Refunding,
4.00%, 3/1/2032 15,000 16,049
County of San Bernardino
Arrowhead Project, Series
2019A, Certificate of
Participation, Refunding,
5.00%, 10/1/2026 60,000 60,803

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
County of Santa Clara Series
2017C, G.O. Unlimited,
Refunding,
3.25%, 8/1/2039 $ 20,000 $ 18,282
Imperial Irrigation District
Electric System, Series
2016C, Revenue,
Refunding,
5.00%, 11/1/2037 25,000 25,033
Kern Community College
District Election of 2016,
Series 2023E, G.O.
Unlimited, Refunding,
5.00%, 8/1/2038 50,000 56,463
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.00%, 11/15/2035 100,000 109,071
5.50%, 11/15/2037 140,000 157,463
Los Angeles Community
College District Election of
2008, Series 2022L, G.O.
Unlimited,
5.00%, 8/1/2035 15,000 16,986
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax, Series 2021A,
Revenue,
4.00%, 6/1/2034 20,000 21,241
5.00%, 7/1/2036 40,000 44,323
5.00%, 7/1/2039 50,000 54,591
Los Angeles County Public
Works Financing Authority
Lease, Series 2024H,
Revenue, Refunding,
5.00%, 12/1/2033 30,000 35,102
Los Angeles Department
of Water & Power Water
System, Series 2017A,
Revenue, Refunding,
5.00%, 7/1/2030 20,000 20,310
Los Angeles Department
of Water & Power Power
System, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2033 65,000 65,878
Los Angeles Department
of Water & Power Water
System, Series 2018A,
Revenue,
5.00%, 7/1/2029 55,000 56,940
Los Angeles Department
of Water & Power Power
System, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2028 130,000 134,618
5.00%, 7/1/2030 45,000 46,553
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
5.00%, 7/1/2029 $ 65,000 $ 67,293
Los Angeles Department
of Water & Power Power
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2027 10,000 10,284
Los Angeles Department
of Water & Power Power
System, Series 2019A,
Revenue,
5.00%, 7/1/2032 55,000 57,582
5.00%, 7/1/2034 160,000 166,931
Los Angeles Department
of Water & Power Power
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2032 25,000 26,173
Los Angeles Department
of Water & Power Power
System, Series 2019C,
Revenue,
5.00%, 7/1/2036 100,000 104,442
5.00%, 7/1/2037 45,000 46,855
Los Angeles Department
of Water & Power Power
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2039 85,000 89,135
Los Angeles Department
of Water & Power Power
System, Series 2022A,
Revenue,
5.00%, 7/1/2038 175,000 185,295
5.00%, 7/1/2039 65,000 68,520
5.00%, 7/1/2040 45,000 47,348
Los Angeles Department
of Water & Power Power
System, Series 2022B,
Revenue,
5.00%, 7/1/2040 140,000 148,538
5.00%, 7/1/2039 60,000 63,798
Los Angeles Department
of Water & Power Water
System, Series 2022B,
Revenue, Refunding,
5.00%, 7/1/2032 35,000 38,415
Los Angeles Department
of Water & Power Power
System, Series 2022C,
Revenue, Refunding,
5.00%, 7/1/2036 25,000 26,972
5.00%, 7/1/2040 100,000 105,662
Los Angeles Department
of Water & Power Water
System, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2028 20,000 20,907
5.00%, 7/1/2034 35,000 38,792
5.00%, 7/1/2038 20,000 21,568

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
Los Angeles Department
of Water & Power Power
System, Series 2023B,
Revenue,
5.00%, 7/1/2033 $ 15,000 $ 16,611
5.00%, 7/1/2037 15,000 16,190
Los Angeles Department
of Water & Power Power
System, Series 2023E,
Revenue, Refunding,
5.00%, 7/1/2040 25,000 26,736
Los Angeles Department
of Water & Power Water
System, Series 2024A,
Revenue,
5.00%, 7/1/2040 40,000 42,943
5.00%, 7/1/2039 75,000 80,730
Los Angeles Department
of Water & Power Power
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2029 55,000 58,424
Los Angeles Department
of Water & Power Water
System, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2038 15,000 16,315
5.00%, 7/1/2037 70,000 76,615
5.00%, 7/1/2039 110,000 118,865
5.00%, 7/1/2040 25,000 26,940
Los Angeles Department
of Water & Power Power
System, Series 2024C,
Revenue, Refunding,
5.00%, 7/1/2033 25,000 27,863
5.00%, 7/1/2035 45,000 49,800
5.00%, 7/1/2038 30,000 32,492
5.00%, 7/1/2039 40,000 43,056
Los Angeles Department
of Water & Power Power
System, Series 2024D,
Revenue,
5.00%, 7/1/2038 115,000 125,081
Los Angeles Department
of Water & Power Power
System, Series 2024E,
Revenue, Refunding,
5.00%, 7/1/2039 40,000 43,224
Los Angeles Department
of Water & Power Power
System, Series 2025B,
Revenue, Refunding,
5.00%, 7/1/2035 65,000 73,078
5.00%, 7/1/2032 25,000 27,632
Los Angeles Department
of Water & Power Power
System, Series 2025D,
Revenue, Refunding,
5.00%, 7/1/2040 100,000 108,545
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
Los Angeles Unified
School District Series
2023A, Certificate of
Participation,
5.00%, 10/1/2037 $ 80,000 $ 89,359
Metropolitan Water District
of Southern California
Waterworks, Series
2020C, Revenue,
Refunding,
5.00%, 7/1/2040 30,000 32,028
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
5.00%, 7/1/2040 45,000 49,523
M-S-R Energy Authority
Series 2009A, Revenue,
6.50%, 11/1/2039 60,000 71,110
7.00%, 11/1/2034 150,000 177,434
M-S-R Energy Authority
Series 2009B, Revenue,
7.00%, 11/1/2034 25,000 29,572
M-S-R Energy Authority
Series 2009C, Revenue,
6.50%, 11/1/2039 50,000 59,258
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
4.00%, 11/1/2036 80,000 80,009
5.00%, 11/1/2028 65,000 65,886
5.00%, 11/1/2031 110,000 111,391
Northern California Energy
Authority Commodity
Supply, Series 2024,
Revenue, Refunding,
Mandatory Put,
5.00%, 12/1/2054
(a)(b)
145,000 154,430
Poway Redevelopment
Agency Successor Agency
Paguay Redevelopment
Project, Series A, Tax
Allocation, Refunding,
5.00%, 12/15/2030 30,000 32,736
Sacramento Municipal Utility
District Series 2020H,
Revenue,
5.00%, 8/15/2038 75,000 81,022
San Francisco Bay Area
Rapid Transit District
Series 2019F1, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 27,312

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
San Francisco City & County
Airport Commission San
Francisco International
Airport, Series 2019D,
Revenue, Refunding,
5.00%, 5/1/2033 $ 25,000 $ 26,810
San Joaquin Valley Clean
Energy Authority Series
2025A, Revenue,
Mandatory Put,
5.50%, 1/1/2056
(a)(b)
90,000 98,009
Santa Monica-Malibu Unified
School District Election of
2018, Series 2023C, G.O.
Unlimited,
5.00%, 8/1/2037 20,000 22,072
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 80,000 84,979
Southern California Public
Power Authority Windy
Point/Windy Flats Project,
Series 2023-1, Revenue,
Refunding,
5.00%, 7/1/2027 25,000 25,711
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2024-1, Revenue,
5.00%, 7/1/2039 50,000 54,030
Southern California Public
Power Authority Apex
Power Project, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2032 15,000 16,579
State of California G.O.
Unlimited,
5.00%, 11/1/2039 75,000 83,188
State of California G.O.
Unlimited, Refunding,
5.00%, 4/1/2027 75,000 76,943
5.00%, 10/1/2036 25,000 27,761
5.00%, 8/1/2039 80,000 88,634
State of California Series
2019, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 35,000 35,458
State of California Series
2025, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 25,000 28,440
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
California - 7.0% continued
State of California Public
Works Board Various
Capital Projects, Series
2023B, Revenue,
Refunding,
5.00%, 12/1/2036 $ 25,000 $ 27,552
University of California Series
2017AV, Revenue,
5.00%, 5/15/2033 10,000 10,254
University of California
Series 2020BE, Revenue,
Refunding,
5.00%, 5/15/2034 60,000 64,631
University of California
Series 2022S, Revenue,
Refunding,
5.00%, 5/15/2033 20,000 22,334
University of California
Series 2023BM, Revenue,
Refunding,
5.00%, 5/15/2036 55,000 61,163
University of California
Series 2024BV, Revenue,
Refunding,
5.00%, 5/15/2038 80,000 88,999
5.00%, 5/15/2039 30,000 33,113
University of California Series
2025CD, Revenue,
5.00%, 5/15/2036 130,000 149,777
5.00%, 5/15/2040 155,000 172,781
8,462,050
Colorado - 1 .9%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2035 30,000 35,765
Adams 12 Five Star Schools
Series 2016B, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2028 60,000 61,078
Adams 12 Five Star Schools
Series 2025, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2039 15,000 16,825
Adams 12 Five Star Schools
Series B, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/15/2031 25,000 25,433
Arapahoe County School
District No. 5 Cherry
Creek, Series 2026, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2035 20,000 23,433

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Colorado - 1.9% continued
Board of Governors of
Colorado State University
System Series 2013A,
Revenue, Refunding,
State Higher Education
Intercept Program,
5.00%, 3/1/2033 $ 95,000 $ 105,699
Board of Governors of
Colorado State University
System Series 2023A2,
Revenue, Mandatory Put,
4.50%, 3/1/2053
(a)(b)
35,000 36,129
Boulder Larimer & Weld
Counties St. Vrain Valley
School Distric No. Re-
1J, Series 2024, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2027 25,000 26,066
5.00%, 12/15/2037 35,000 39,039
5.00%, 12/15/2038 35,000 38,726
City & County of Denver
Wellington E. Webb
Municipal Office Building,
Series 2023, Certificate of
Participation, Refunding,
5.00%, 12/1/2034 40,000 45,035
City & County of Denver
Elevate Denver, Series
2020A, G.O. Unlimited,
5.00%, 8/1/2031 35,000 38,255
City & County of Denver
Elevate Denver, Series
2022A, G.O. Unlimited,
5.00%, 8/1/2035 50,000 55,406
City & County of Denver
Airport System, Series
2019C, Revenue,
Refunding,
5.00%, 11/15/2029 10,000 10,801
5.00%, 11/15/2030 20,000 21,531
5.00%, 11/15/2035 10,000 10,610
5.00%, 11/15/2034 45,000 47,904
City & County of Denver
Airport System, Series
2022C, Revenue,
Refunding,
5.00%, 11/15/2030 50,000 54,820
City & County of Denver
Airport System, Series
2023A, Revenue,
Refunding,
5.00%, 11/15/2035 20,000 22,283
City of Colorado Springs
Utilities System, Series
2022A, Revenue,
Refunding,
5.00%, 11/15/2028 25,000 26,578
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Colorado - 1.9% continued
Colorado Bridge & Tunnel
Enterprise Series 2024B,
Revenue, Refunding,
5.00%, 12/1/2030 $ 10,000 $ 11,028
5.00%, 12/1/2029 35,000 37,964
Denver City & County School
District No. 1 Series 2017,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2031 30,000 30,493
5.00%, 12/1/2033 25,000 25,388
Denver City & County School
District No. 1 Series
2018A, G.O. Unlimited,
State Aid Withholding,
5.50%, 12/1/2028 20,000 20,961
Denver City & County School
District No. 1 Series 2021,
G.O. Unlimited, State Aid
Withholding,
3.00%, 12/1/2036 45,000 41,437
5.00%, 12/1/2032 30,000 32,807
5.00%, 12/1/2034 60,000 65,053
Denver City & County School
District No. 1 Series
2022A, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2034 55,000 61,119
Denver City & County School
District No. 1 Series
2025A, G.O. Unlimited,
State Aid Withholding,
5.25%, 12/1/2037 85,000 97,427
Douglas County School
District No. Re1 Douglas
& Elbert Counties, Series
2019, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2038 20,000 20,805
E-470 Public Highway
Authority Series 2020A,
Revenue, Refunding,
5.00%, 9/1/2028 45,000 47,428
Eagle County School District
No. Re50J Series 2017,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2029 40,000 40,677
Eagle County School District
No. Re50J Series 2024,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2040 30,000 32,718
El Paso County School
District No. 2 Harrison,
Series 2019, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/1/2038 25,000 25,976

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Colorado - 1.9% continued
Fort Collins-Loveland Water
District Series 2025,
Revenue,
5.00%, 12/1/2039 $ 40,000 $ 44,495
Jefferson County School
District No. R-1 Series
2018, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2033 65,000 68,362
5.00%, 12/15/2032 100,000 105,365
5.00%, 12/15/2037 20,000 20,830
Public Authority for Colorado
Energy Natural Gas
Purchase, Series 2008,
Revenue,
6.50%, 11/15/2038 140,000 165,589
Pueblo School District No.
60 Series 2020, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2033 75,000 80,075
5.00%, 12/15/2032 75,000 80,352
Regional Transportation
District Fastracks Project,
Series 2021B, Revenue,
Refunding,
4.00%, 11/1/2039 75,000 75,806
State of Colorado Series
2021A, Certificate of
Participation,
5.00%, 12/15/2027 25,000 26,019
State of Colorado Series
2022, Certificate of
Participation,
6.00%, 12/15/2032 110,000 130,976
6.00%, 12/15/2034 40,000 47,142
6.00%, 12/15/2035 50,000 58,584
University of Colorado Series
2017A-2, Revenue,
5.00%, 6/1/2030 55,000 57,641
University of Colorado
Series 2024A, Revenue,
Refunding,
5.00%, 10/1/2030 30,000 32,932
Weld County School District
No. Re-4 Series 2023,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2036 50,000 54,863
5.00%, 12/1/2037 10,000 10,910
5.00%, 12/1/2038 5,000 5,426
5.00%, 12/1/2039 70,000 75,608
2,473,672
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Connecticut - 0 .5%
Connecticut State Health
& Educational Facilities
Authority Quinnipiac
University, Series O,
Revenue, Refunding,
5.00%, 7/1/2031 $ 80,000 $ 87,801
State of Connecticut Series
2016B, G.O. Unlimited,
Refunding,
4.00%, 5/15/2026 15,000 15,027
State of Connecticut Series
2018E, G.O. Unlimited,
5.00%, 9/15/2037 25,000 26,010
State of Connecticut Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 3/1/2031 10,000 11,048
State of Connecticut Series
2024F, G.O. Unlimited,
5.00%, 11/15/2034 30,000 34,401
State of Connecticut Series
2024H, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 65,000 66,001
State of Connecticut Series
2025B, G.O. Unlimited,
Refunding,
5.00%, 12/1/2033 35,000 39,927
State of Connecticut
Transportation
Infrastructure, Series
2023, Special Tax,
5.00%, 7/1/2034 15,000 17,121
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Special Tax,
5.00%, 7/1/2033 20,000 22,647
5.00%, 7/1/2034 45,000 51,362
State of Connecticut
Transportation
Infrastructure, Series
2025A, Special Tax,
Refunding,
5.00%, 7/1/2039 95,000 106,001
5.00%, 7/1/2040 90,000 99,947
577,293
Delaware - 1 .8%
Delaware Transportation
Authority Garvee,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2027 125,000 128,961
5.00%, 9/1/2031 135,000 146,851
5.00%, 7/1/2032 80,000 86,919
5.00%, 9/1/2027 65,000 67,290
5.00%, 7/1/2028 55,000 57,974
5.00%, 9/1/2029 65,000 69,873
5.00%, 9/1/2032 35,000 37,961

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Delaware - 1.8% continued
5.00%, 9/1/2026 $ 75,000 $ 75,792
5.00%, 7/1/2033 35,000 37,874
Delaware Transportation
Authority Transportation
System, Series 2022,
Revenue, Refunding,
5.00%, 7/1/2035 115,000 127,276
5.00%, 7/1/2036 45,000 49,493
State of Delaware Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 1/1/2028 20,000 20,850
State of Delaware Series
2019, G.O. Unlimited,
5.00%, 2/1/2028 25,000 26,111
State of Delaware Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 30,000 30,380
State of Delaware Series
2020A, G.O. Unlimited,
5.00%, 1/1/2029 135,000 143,889
State of Delaware Series
2022, G.O. Unlimited,
Refunding,
5.00%, 3/1/2029 60,000 64,168
5.00%, 3/1/2033 35,000 39,117
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 65,000 69,744
5.00%, 5/1/2032 85,000 95,662
5.00%, 5/1/2033 75,000 85,316
5.00%, 5/1/2036 10,000 11,178
5.00%, 5/1/2037 120,000 133,293
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2028 45,000 47,294
5.00%, 5/1/2033 50,000 56,878
5.00%, 5/1/2038 100,000 111,671
State of Delaware Series
2024B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2034 45,000 51,719
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2033 50,000 56,877
5.00%, 5/1/2038 45,000 50,772
University of Delaware
Series 2025A, Revenue,
Refunding,
5.00%, 11/1/2035 75,000 84,652
5.00%, 11/1/2036 110,000 123,011
2,188,846
District of Columbia - 2 .3%
District of Columbia Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2033 20,000 20,080
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
District of Columbia - 2.3% continued
District of Columbia Series
2017D, G.O. Unlimited,
5.00%, 6/1/2031 $ 85,000 $ 87,101
5.00%, 6/1/2029 30,000 30,806
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 35,000 36,779
5.00%, 6/1/2031 40,000 41,834
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2028 85,000 90,204
District of Columbia Series
2021D, G.O. Unlimited,
5.00%, 2/1/2031 65,000 71,452
5.00%, 2/1/2034 50,000 54,326
5.00%, 2/1/2035 55,000 59,502
District of Columbia Series
2021E, G.O. Unlimited,
Refunding,
5.00%, 2/1/2034 75,000 81,489
5.00%, 2/1/2035 110,000 119,005
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2035 65,000 72,249
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2031 30,000 33,208
District of Columbia Series
2024B, G.O. Unlimited,
5.00%, 8/1/2029 45,000 48,437
District of Columbia Water
& Sewer Authority Public
Utility, Series 2016A,
Revenue, Refunding,
3.25%, 10/1/2037 85,000 80,120
District of Columbia
Georgetown University
(The), Series 2017,
Revenue, Refunding,
5.00%, 4/1/2030 75,000 76,520
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2028 70,000 73,326
5.00%, 3/1/2032 85,000 90,818
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2026 35,000 35,435
5.00%, 10/1/2033 50,000 53,248
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2026 75,000 76,211

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
District of Columbia - 2.3% continued
District of Columbia Income
Tax, Series 2020A,
Revenue,
5.00%, 3/1/2031 $ 40,000 $ 43,232
5.00%, 3/1/2032 60,000 64,698
5.00%, 3/1/2033 95,000 102,091
5.00%, 3/1/2034 85,000 91,017
District of Columbia Income
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 10/1/2026 60,000 60,746
District of Columbia Income
Tax, Series 2020C,
Revenue,
5.00%, 5/1/2032 75,000 81,063
District of Columbia Income
Tax, Series 2022A,
Revenue,
5.00%, 7/1/2032 40,000 44,762
5.00%, 7/1/2036 50,000 54,703
5.00%, 7/1/2037 65,000 70,684
District of Columbia Income
Tax, Series 2022C,
Revenue, Refunding,
5.00%, 12/1/2034 40,000 44,456
District of Columbia Income
Tax, Series 2023A,
Revenue,
5.00%, 5/1/2039 55,000 59,748
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2031 85,000 94,444
5.00%, 10/1/2038 25,000 27,782
Metropolitan Washington
Airports Authority Dulles
Metrorail & Capital
Improvement Projects,
Series 2019A, Revenue,
Refunding,
5.00%, 10/1/2039 60,000 62,027
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2030 75,000 76,951
5.00%, 7/1/2034 75,000 76,573
Washington Metropolitan
Area Transit Authority
Series 2018, Revenue,
5.00%, 7/1/2035 30,000 30,593
Washington Metropolitan
Area Transit Authority
Series 2020A, Revenue,
5.00%, 7/15/2030 40,000 43,491
5.00%, 7/15/2033 20,000 21,503
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
District of Columbia - 2.3% continued
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
4.00%, 7/15/2038 $ 75,000 $ 75,419
5.00%, 7/15/2032 90,000 98,834
2,656,967
Florida - 7 .9%
Central Florida Expressway
Authority Series 2017,
Revenue, Pre-Refunded,
5.00%, 7/1/2037
(c)
10,000 10,308
Central Florida Expressway
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2029 40,000 41,231
Central Florida Expressway
Authority Series 2019B,
Revenue,
5.00%, 7/1/2032 75,000 79,680
Central Florida Expressway
Authority Series 2021D,
Revenue,
5.00%, 7/1/2032 55,000 60,684
5.00%, 7/1/2031 25,000 27,680
Central Florida Expressway
Authority Series 2021D,
Revenue, AG Insured,
5.00%, 7/1/2034 60,000 65,634
5.00%, 7/1/2035 25,000 27,199
5.00%, 7/1/2033 30,000 32,970
Central Florida Expressway
Authority Series 2024B,
Revenue, AG Insured,
5.00%, 7/1/2030 45,000 49,145
5.00%, 7/1/2035 75,000 84,678
Central Florida Expressway
Authority Series 2025A,
Revenue,
5.00%, 7/1/2032 20,000 22,430
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2029 20,000 20,677
5.00%, 10/1/2031 65,000 67,022
5.00%, 10/1/2032 45,000 46,323
5.00%, 10/1/2033 80,000 82,253
5.00%, 10/1/2037 15,000 15,332
City of Jacksonville Series
2019A, Revenue,
Refunding,
5.00%, 10/1/2032 25,000 26,743
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2030 50,000 54,595
5.00%, 10/1/2029 10,000 10,755
5.00%, 10/1/2028 70,000 74,017

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
City of Jacksonville Series
2023A, Revenue,
Refunding,
5.00%, 10/1/2037 $ 30,000 $ 32,975
5.00%, 10/1/2031 25,000 27,630
5.00%, 10/1/2032 60,000 67,015
5.00%, 10/1/2034 40,000 44,910
5.00%, 10/1/2038 25,000 27,365
City of Jacksonville
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2028 35,000 37,008
City of Jacksonville Series
2025, Revenue,
5.00%, 10/1/2028 110,000 116,312
City of Orlando Tourist
Development Tax, Series
A, Revenue, Refunding,
AG Insured,
5.00%, 11/1/2032 95,000 97,750
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2035 75,000 84,744
5.00%, 10/1/2040 10,000 10,939
City of Tallahassee Utility
System, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2034 25,000 28,647
5.00%, 10/1/2031 50,000 55,636
5.00%, 10/1/2032 25,000 28,158
City of Tallahassee Energy
System, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2032 50,000 56,317
County of Broward
Convention Center
Expansion Project, Series
2021, Revenue,
5.00%, 9/1/2030 25,000 27,275
County of Broward Water &
Sewer Utility, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2034 60,000 68,753
County of Miami-Dade
School Board, Series
2015D, Certificate of
Participation, Refunding,
4.00%, 2/1/2033 60,000 60,039
County of Miami-Dade
School Board, Series
2025A, Certificate of
Participation, Refunding,
5.00%, 5/1/2030 95,000 103,290
5.00%, 5/1/2032 20,000 22,354
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
County of Miami-Dade
Building Better
Communitites Project,
Series 2016A, G.O.
Unlimited,
5.00%, 7/1/2032 $ 95,000 $ 103,058
5.00%, 7/1/2030 55,000 59,951
5.00%, 7/1/2033 50,000 54,044
County of Miami-Dade
School Board, Series
2026, G.O. Unlimited,
Refunding,
5.00%, 3/15/2039 120,000 133,631
5.00%, 3/15/2034 50,000 56,837
County of Miami-Dade
Series 2016, Revenue,
Refunding,
4.00%, 10/1/2040 25,000 25,009
5.00%, 10/1/2034 105,000 106,090
County of Miami-Dade
Transit System, Series
2017, Revenue,
Refunding,
4.00%, 7/1/2034 80,000 80,111
County of Miami-Dade
Water & Sewer System,
Series 2017B, Revenue,
Refunding,
4.00%, 10/1/2037 45,000 45,211
County of Miami-Dade Water
& Sewer System, Series
2019, Revenue,
5.00%, 10/1/2036 20,000 20,860
County of Miami-Dade
Transit System, Series
2019, Revenue,
Refunding,
5.00%, 7/1/2032 85,000 90,562
5.00%, 7/1/2033 25,000 26,505
County of Miami-Dade Water
& Sewer System, Series
2021, Revenue,
3.00%, 10/1/2040 125,000 108,072
5.00%, 10/1/2030 30,000 32,863
County of Miami-Dade
Seaport Department,
Series 2022B, Revenue,
Refunding,
5.00%, 10/1/2037 10,000 10,807
County of Miami-Dade Water
& Sewer System, Series
2024B, Revenue,
5.00%, 10/1/2030 45,000 49,295
County of Miami-Dade
Water & Sewer System,
Series 2025B, Revenue,
Refunding,
5.00%, 10/1/2033 10,000 11,270

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
County of Miami-Dade
Aviation, Series A,
Revenue, Refunding,
5.00%, 10/1/2031 $ 30,000 $ 30,309
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2027 55,000 56,639
Florida Department of
Environmental Protection
Florida Forever, Series
2016A, Revenue,
Pre-Refunded,
5.00%, 7/1/2027
(c)
50,000 50,312
Florida Department of
Environmental Protection
Florida Forever, Series
2018A, Revenue, ETM,
5.00%, 7/1/2028
(c)
30,000 31,608
Florida Department of
Environmental Protection
Florida Forever, Series
2018A, Revenue,
Refunding,
5.00%, 7/1/2029 15,000 16,120
Florida Insurance Assistance
Interlocal Agency
Insurance Assessment,
Series 2023A1, Revenue,
5.00%, 9/1/2028 80,000 80,724
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2026 50,000 50,569
5.00%, 10/1/2028 35,000 35,407
Florida State Board of
Governors University
Athletics Association,
Series 2024A, Revenue,
BAM Insured,
5.00%, 10/1/2038 75,000 82,459
JEA Electric System Series
2020A3, Revenue,
Refunding,
5.00%, 10/1/2034 75,000 80,018
JEA Electric System Series
2024A, Revenue,
Refunding, AG Insured,
5.00%, 10/1/2032 20,000 22,464
5.00%, 10/1/2033 25,000 28,336
JEA Water & Sewer System
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2028 20,000 20,686
5.00%, 10/1/2032 125,000 128,563
5.00%, 10/1/2030 170,000 175,439
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
JEA Water & Sewer System
Series 2020A, Revenue,
Refunding,
3.00%, 10/1/2036 $ 40,000 $ 37,745
5.00%, 10/1/2035 25,000 26,630
JEA Water & Sewer System
Series 2025A, Revenue,
Refunding,
5.00%, 10/1/2040 15,000 16,502
Lee County School
Board (The) Series
2025A, Certificate of
Participation,
5.00%, 8/1/2039 75,000 82,525
Leon County - City of
Tallahassee Blueprint
Intergovernmental Agency
Sales Tax, Series 2024,
Revenue,
5.00%, 10/1/2035 20,000 22,136
5.00%, 10/1/2036 90,000 98,931
Manatee County School
District Master Lease
Program, Series
2023A, Certificate of
Participation, AG Insured,
5.00%, 7/1/2034 150,000 167,676
5.00%, 7/1/2033 60,000 67,319
5.00%, 7/1/2036 25,000 27,545
5.00%, 7/1/2038 40,000 43,591
Marion County School Board
Series 2024, Certificate of
Participation, AG Insured,
5.00%, 6/1/2039 135,000 146,730
5.00%, 6/1/2040 45,000 48,477
Miami-Dade County
Educational Facilities
Authority University of
Miami, Series 2024A,
Revenue, Refunding,
5.00%, 4/1/2040 50,000 53,829
5.00%, 4/1/2037 25,000 27,573
Miami-Dade County
Educational Facilities
Authority University
of Miami, Series B,
Revenue, Refunding,
AMBAC Insured,
5.25%, 4/1/2029 25,000 26,671
Okaloosa County
School Board Series
2022A, Certificate of
Participation,
5.00%, 10/1/2029 10,000 10,720
Orange County Convention
Center Series 2017,
Revenue, Refunding,
5.00%, 10/1/2027 10,000 10,348

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
Orlando Utilities Commission
Utility System, Series
2018A, Revenue,
5.00%, 10/1/2035 $ 35,000 $ 35,932
Orlando Utilities Commission
Utility System, Series
2023A, Revenue,
5.00%, 10/1/2037 70,000 77,184
5.00%, 10/1/2038 100,000 109,738
Orlando Utilities Commission
Utility System, Series
2025B, Revenue,
Refunding,
5.00%, 10/1/2035 20,000 22,646
Palm Beach County
School District Series
2017A, Certificate of
Participation, Refunding,
5.00%, 8/1/2027 50,000 51,606
Palm Beach County
School District Series
2018A, Certificate of
Participation, Refunding,
5.00%, 8/1/2027 75,000 77,409
Palm Beach County
School District Series
2018C, Certificate of
Participation, Refunding,
5.00%, 8/1/2029 165,000 173,768
Palm Beach County
School District Series
2021A, Certificate of
Participation,
5.00%, 8/1/2038 10,000 10,664
5.00%, 8/1/2040 80,000 85,034
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.00%, 8/1/2027 20,000 20,643
5.25%, 8/1/2035 45,000 50,119
5.25%, 8/1/2036 150,000 165,754
5.25%, 8/1/2037 35,000 38,512
5.25%, 8/1/2038 30,000 32,711
5.25%, 8/1/2039 45,000 48,867
Palm Beach County
School District Series
2023A, Certificate of
Participation,
5.00%, 8/1/2037 30,000 32,583
5.00%, 8/1/2036 35,000 38,291
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2026 150,000 151,819
5.00%, 10/1/2031 45,000 48,068
5.00%, 10/1/2032 40,000 42,555
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
Reddy Creek Improvement
District Series 2016A,
G.O. Limited,
5.00%, 6/1/2035 $ 25,000 $ 25,074
Sarasota County School
Board Master Lease
Program, Series
2022A, Certificate of
Participation,
5.00%, 7/1/2035 45,000 49,935
5.00%, 7/1/2037 85,000 93,026
Sarasota County School
Board Master Lease
Program, Series
2023A, Certificate of
Participation,
5.00%, 7/1/2035 50,000 55,483
5.00%, 7/1/2032 40,000 44,545
5.00%, 7/1/2034 55,000 61,443
5.00%, 7/1/2037 45,000 49,249
5.00%, 7/1/2036 50,000 55,023
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2031 75,000 80,684
5.00%, 7/1/2032 10,000 10,710
School District of
Broward County Series
2025A, Certificate of
Participation, Refunding,
AG Insured,
5.00%, 7/1/2032 135,000 150,910
Seminole County School
District Series 2025,
Revenue, AG Insured,
5.00%, 10/1/2032 50,000 55,971
5.00%, 10/1/2026 155,000 156,942
5.00%, 10/1/2030 30,000 32,783
State of Florida Department
of Management Services,
Series 2018A, Certificate
of Participation,
Refunding,
5.00%, 11/1/2027 85,000 88,241
State of Florida Public
Education Capital Outlay,
Series 2017B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 10,000 10,262
State of Florida Department
of Transportation, Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 40,000 42,181

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
State of Florida Public
Education Capital Outlay,
Series 2019C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 $ 25,000 $ 26,322
5.00%, 6/1/2031 75,000 80,204
State of Florida Public
Education Capital Outlay,
Series 2020A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 90,000 92,688
5.00%, 6/1/2029 55,000 59,107
5.00%, 6/1/2028 25,000 26,322
5.00%, 6/1/2033 105,000 113,844
5.00%, 6/1/2031 90,000 97,888
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 20,000 21,521
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 55,000 59,182
State of Florida Public
Education Capital Outlay,
Series 2022B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2033 75,000 84,970
State of Florida Public
Education Capital Outlay,
Series 2022C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 20,000 21,057
5.00%, 6/1/2027 30,000 30,896
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 35,000 36,850
State of Florida Public
Education Capital Outlay,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 30,000 31,586
State of Florida Public
Education Capital Outlay,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 30,000 30,896
5.00%, 6/1/2030 50,000 54,659
State of Florida Public
Education Capital Outlay,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 40,000 41,194
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
5.00%, 6/1/2032 $ 50,000 $ 56,115
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 90,000 92,795
5.00%, 7/1/2028 15,000 15,774
State of Florida Department
of Transportation
Financing Corp., Series
2018, Revenue,
5.00%, 7/1/2032 25,000 26,162
State of Florida Department
of Transportation Turnpike
System, Series 2018A,
Revenue,
5.00%, 7/1/2035 60,000 62,560
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2019A, Revenue,
5.00%, 7/1/2028 135,000 142,208
5.00%, 7/1/2029 30,000 32,126
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2032 105,000 110,224
5.00%, 7/1/2030 25,000 26,347
5.00%, 7/1/2031 105,000 110,376
State of Florida Department
of Transportation
Financing Corp., Series
2020, Revenue,
5.00%, 7/1/2030 10,000 10,900
State of Florida Department
of Transportation Turnpike
System, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2028 65,000 68,514
State of Florida Department
of Transportation Turnpike
System, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2028 30,000 31,622
5.00%, 7/1/2033 20,000 22,634
State of Florida Department
of Transportation Turnpike
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2034 20,000 22,798
6.00%, 7/1/2029 95,000 105,043
State of Florida Department
of Transportation Turnpike
System, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2034 55,000 62,694
5.00%, 7/1/2031 125,000 138,465

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Florida - 7.9% continued
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2001A, Revenue, NATL
Insured, ETM,
6.00%, 10/1/2029
(c)
$ 60,000 $ 66,240
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2036 30,000 30,286
Tampa Bay Water Regional
Water Supply Authority
Utility System, Series
2025, Revenue,
Refunding,
5.00%, 10/1/2028 20,000 21,148
Volusia County Educational
Facility Authority Embry-
Riddle Aeronautical
University, Inc. Project,
Series 2025, Revenue,
5.00%, 10/15/2039 70,000 76,493
9,332,325
Georgia - 2 .9%
Cherokee County Board of
Education Series 2025B,
G.O. Unlimited, Refunding,
State Aid Withholding,
5.00%, 2/1/2027 75,000 76,571
City of Atlanta Water &
Wastewater, Series 2004,
Revenue, AG Insured,
5.75%, 11/1/2026 95,000 96,838
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Pre-Refunded,
5.00%, 11/1/2029
(c)
30,000 31,171
5.00%, 11/1/2031
(c)
40,000 41,561
5.00%, 11/1/2030
(c)
25,000 25,976
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
Refunding,
5.00%, 11/1/2026 110,000 111,622
City of Atlanta Airport,
Series 2020A, Revenue,
Refunding,
5.00%, 7/1/2029 20,000 21,488
5.00%, 7/1/2027 50,000 51,515
5.00%, 7/1/2026 55,000 55,338
Columbia County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 10/1/2039 125,000 139,524
5.00%, 10/1/2040 30,000 33,225
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Georgia - 2.9% continued
County of DeKalb Water &
Sewerage, Series 2006B,
Revenue, Refunding,
5.25%, 10/1/2026 $ 65,000 $ 65,901
County of DeKalb Water &
Sewerage, Series 2022,
Revenue, Refunding,
5.00%, 10/1/2034 50,000 55,649
5.00%, 10/1/2039 25,000 27,087
County of Fulton Water &
Sewerage, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2033 100,000 112,913
Georgia Ports Authority
Series 2022, Revenue,
5.00%, 7/1/2027 15,000 15,458
Georgia State Road & Tollway
Authority Garvee, Series
2020, Revenue,
5.00%, 6/1/2027 55,000 56,604
5.00%, 6/1/2026 15,000 15,064
5.00%, 6/1/2031 30,000 32,535
Main Street Natural Gas, Inc.
Gas Supply, Series 2019A,
Revenue,
5.00%, 5/15/2036 50,000 53,542
Main Street Natural Gas, Inc.
Gas Supply, Series 2019C,
Revenue, Mandatory Put,
4.00%, 3/1/2050
(a)(b)
90,000 90,250
Main Street Natural Gas, Inc.
Gas Supply, Series 2021A,
Revenue, Mandatory Put,
4.00%, 7/1/2052
(a)(b)
50,000 50,582
Main Street Natural Gas, Inc.
Gas Supply, Series 2022A,
Revenue, Mandatory Put,
4.00%, 9/1/2052
(a)(b)
65,000 65,639
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053
(a)(b)
100,000 104,854
Main Street Natural Gas, Inc.
Gas Supply, Series 2024A,
Revenue, Mandatory Put,
5.00%, 5/1/2054
(a)(b)
175,000 185,443
Main Street Natural Gas, Inc.
Gas Supply, Series 2024B,
Revenue, Mandatory Put,
5.00%, 12/1/2054
(a)(b)
40,000 42,696
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054
(a)(b)
150,000 158,293
Main Street Natural Gas, Inc.
Gas Supply, Series 2024D,
Revenue, Mandatory Put,
5.00%, 4/1/2054
(a)(b)
170,000 180,499

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Georgia - 2.9% continued
Main Street Natural Gas, Inc.
Gas Supply, Series 2024E,
Revenue, Mandatory Put,
5.00%, 5/1/2055
(a)(b)
$ 175,000 $ 183,585
Main Street Natural Gas, Inc.
Gas Supply, Series 2025A,
Revenue, Mandatory Put,
5.00%, 6/1/2055
(a)(b)
75,000 80,207
Main Street Natural Gas, Inc.
Gas Supply, Series 2025B,
Revenue,
5.00%, 12/1/2032 45,000 47,121
Main Street Natural Gas, Inc.
Gas Supply, Series 2025B,
Revenue, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
125,000 131,224
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2007-3,
Revenue, NATL Insured,
ETM,
5.25%, 7/1/2027
(c)
55,000 56,916
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2007A,
Revenue, NATL Insured,
ETM,
5.25%, 7/1/2029
(c)
85,000 92,286
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2029 70,000 70,414
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2023B,
Revenue,
5.00%, 7/1/2031 35,000 38,882
5.00%, 7/1/2028 40,000 42,173
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2024B,
Revenue,
5.00%, 7/1/2032 85,000 95,700
Municipal Electric Authority
of Georgia Project One,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2037 10,000 10,973
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2033 75,000 79,975
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Georgia - 2.9% continued
Private Colleges &
Universities Authority
Emory University, Series
2020B, Revenue,
Refunding,
5.00%, 9/1/2033 $ 35,000 $ 37,778
State of Georgia Series
2016F, G.O. Unlimited,
Refunding,
5.00%, 1/1/2027 35,000 35,669
State of Georgia Series
2017A, G.O. Unlimited,
5.00%, 2/1/2029 60,000 61,248
5.00%, 2/1/2032 60,000 61,185
State of Georgia Series
2017A2, G.O. Unlimited,
3.00%, 2/1/2037 25,000 23,439
5.00%, 2/1/2031 30,000 30,599
State of Georgia Series
2019A, G.O. Unlimited,
5.00%, 7/1/2029 35,000 37,686
5.00%, 7/1/2030 85,000 91,291
State of Georgia Series
2022A, G.O. Unlimited,
5.00%, 7/1/2029 20,000 21,535
State of Georgia Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 20,000 20,079
State of Georgia Series
2023A, G.O. Unlimited,
5.00%, 7/1/2034 45,000 50,932
3,398,735
Hawaii - 0 .5%
City & County of Honolulu
Wastewater System,
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2034 140,000 160,265
State of Hawaii Series FE,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 75,000 75,955
State of Hawaii Series FG,
G.O. Unlimited,
5.00%, 10/1/2028 25,000 25,313
5.00%, 10/1/2026 165,000 167,101
State of Hawaii Series FH,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 145,000 146,846
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 50,000 51,754
State of Hawaii State
Highway Fund, Series
2016B, Revenue,
Refunding,
5.00%, 1/1/2027 30,000 30,176
657,410

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Idaho - 0 .7%
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2019A, Revenue,
Refunding,
5.00%, 7/15/2033 $ 100,000 $ 105,984
5.00%, 7/15/2035 45,000 47,392
5.00%, 7/15/2036 85,000 89,241
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2023A,
Revenue,
5.00%, 8/15/2038 80,000 88,097
5.00%, 8/15/2032 140,000 157,402
5.00%, 8/15/2037 20,000 22,145
5.00%, 8/15/2039 20,000 21,909
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2024A,
Revenue,
5.00%, 8/15/2035 50,000 56,835
5.00%, 8/15/2036 35,000 39,470
5.00%, 8/15/2040 10,000 10,996
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2024A,
Revenue,
5.00%, 6/1/2034 25,000 28,562
5.00%, 6/1/2033 105,000 118,972
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2025A,
Revenue,
5.00%, 6/1/2034 30,000 34,275
821,280
Illinois - 6 .3%
Board of Trustees of the
University of Illinois (The)
Auxiliary Facilities System,
Series 2023A, Revenue,
Refunding,
5.00%, 4/1/2027 10,000 10,243
Chicago Midway
International Airport
Series 2023B, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2027 130,000 132,463
Chicago O'Hare International
Airport Series 2017B,
Revenue, Refunding,
5.00%, 1/1/2035 60,000 60,785
5.00%, 1/1/2036 150,000 151,847
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.3% continued
Chicago O'Hare International
Airport Series 2018B,
Revenue,
5.00%, 1/1/2037 $ 10,000 $ 10,410
5.00%, 1/1/2036 85,000 88,725
5.00%, 1/1/2038 75,000 77,881
Chicago O'Hare International
Airport Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2034 70,000 74,280
Chicago O'Hare International
Airport Series 2024B,
Revenue,
5.00%, 1/1/2040 15,000 16,217
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2031 65,000 70,942
5.00%, 1/1/2032 55,000 60,788
Chicago O'Hare International
Airport Series B, Revenue,
Refunding,
5.00%, 1/1/2038 65,000 65,702
Chicago O'Hare International
Airport Series C, Revenue,
Refunding,
5.00%, 1/1/2041 25,000 25,223
City of Chicago Series 2015C,
G.O. Unlimited,
5.00%, 1/1/2038 30,000 30,003
City of Chicago Waterworks,
Series 2000, Revenue,
5.00%, 11/1/2029 30,000 30,332
City of Chicago Waterworks,
Series 2004, Revenue,
Refunding,
5.00%, 11/1/2027 55,000 55,717
City of Chicago Waterworks,
Series 2017, Revenue,
Refunding,
5.00%, 11/1/2029 35,000 36,148
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2036 55,000 60,167
5.00%, 11/1/2038 120,000 129,555
5.00%, 11/1/2040 70,000 74,944
City of Chicago Wastewater
Transmission, Series
2024A, Revenue,
Refunding, BAM Insured,
5.00%, 1/1/2038 20,000 21,626
Cook County Community
College District No. 508
City Colleges of Chicago,
Series 2024, G.O.
Unlimited, Refunding,
BAM Insured,
5.00%, 12/1/2037 25,000 27,046

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.3% continued
County of Cook Series
2016A, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 11/15/2026 $ 135,000 $ 137,078
County of Cook Series
2022A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2029 70,000 75,486
County of Cook Series 2017,
Revenue, Refunding,
5.00%, 11/15/2033 65,000 66,908
5.00%, 11/15/2035 70,000 71,845
DuPage County School
District No. 58 Downers
Grove, Series 2022, G.O.
Unlimited,
5.00%, 12/15/2037 175,000 190,065
5.25%, 12/15/2039 100,000 109,125
5.25%, 12/15/2038 140,000 153,402
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2029 115,000 116,962
5.00%, 7/1/2032 130,000 131,983
5.00%, 7/1/2031 40,000 40,634
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 7/1/2031 125,000 133,381
5.00%, 7/1/2027 30,000 30,935
5.00%, 1/1/2032 110,000 117,297
5.00%, 7/1/2033 60,000 63,745
5.25%, 7/1/2035 20,000 21,259
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 7/1/2029 10,000 10,731
5.00%, 7/1/2031 35,000 38,206
Illinois Finance Authority
University of Chicago
(The), Series 2024B,
Revenue, Refunding,
5.00%, 4/1/2032 35,000 38,825
5.25%, 4/1/2038 80,000 88,515
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025A, Revenue,
5.00%, 1/1/2034 105,000 119,015
Illinois Finance Authority
University of Chicago
(The), Series 2025C,
Revenue, Refunding,
5.00%, 4/1/2027 85,000 87,015
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.3% continued
Illinois State Toll Highway
Authority Series 2015B,
Revenue,
5.00%, 1/1/2040 $ 35,000 $ 34,997
Illinois State Toll Highway
Authority Series 2017A,
Revenue,
5.00%, 1/1/2039 40,000 41,039
Illinois State Toll Highway
Authority Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2027 60,000 61,128
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2027 45,000 45,846
Illinois State Toll Highway
Authority Series 2023A,
Revenue,
5.00%, 1/1/2041 70,000 75,581
Illinois State Toll Highway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2028 50,000 52,151
5.00%, 1/1/2033 50,000 56,066
5.00%, 1/1/2037 25,000 27,571
Metropolitan Water
Reclamation District of
Greater Chicago Series
2007C, G.O. Limited,
Refunding,
5.25%, 12/1/2032 40,000 45,549
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021C, G.O. Limited,
Refunding,
5.00%, 12/1/2032 60,000 66,222
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021D, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 45,000 49,330
Metropolitan Water
Reclamation District of
Greater Chicago Series A,
G.O. Unlimited, Refunding,
5.00%, 12/1/2029 175,000 177,641
5.00%, 12/1/2031 165,000 167,314
5.00%, 12/1/2028 65,000 66,007
Sales Tax Securitization
Corp. Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2032 45,000 46,346
Sales Tax Securitization
Corp. Series 2018C,
Revenue, Refunding,
5.50%, 1/1/2032 25,000 26,518

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.3% continued
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 $ 80,000 $ 81,372
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2034 85,000 94,111
5.00%, 1/1/2037 25,000 27,153
5.00%, 1/1/2036 100,000 110,097
5.00%, 1/1/2038 70,000 75,984
5.00%, 1/1/2039 60,000 64,710
Sales Tax Securitization
Corp. Series 2025A,
Revenue, Refunding,
5.00%, 1/1/2040 125,000 134,948
State of Illinois Series 2006,
G.O. Unlimited,
5.50%, 1/1/2030 25,000 27,209
State of Illinois Series 2016,
G.O. Unlimited,
4.00%, 6/1/2036 120,000 117,900
5.00%, 11/1/2029 75,000 75,827
5.00%, 11/1/2034 40,000 40,304
State of Illinois Series
2016, G.O. Unlimited, AG
Insured,
4.00%, 1/1/2037 55,000 54,374
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
5.00%, 2/1/2028 90,000 91,478
State of Illinois Series 2017D,
G.O. Unlimited,
5.00%, 11/1/2028 55,000 56,628
State of Illinois Series 2018A,
G.O. Unlimited,
5.00%, 5/1/2029 20,000 20,813
5.00%, 5/1/2038 105,000 106,922
State of Illinois Series 2019B,
G.O. Unlimited,
4.00%, 11/1/2036 50,000 48,892
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2030 50,000 53,913
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2029 60,000 63,399
5.00%, 3/1/2031 140,000 151,577
5.00%, 3/1/2037 60,000 62,922
State of Illinois Series 2021B,
G.O. Unlimited,
5.00%, 12/1/2033 30,000 32,287
State of Illinois Series 2022A,
G.O. Unlimited,
5.00%, 3/1/2030 45,000 48,203
5.00%, 3/1/2036 35,000 37,239
5.25%, 3/1/2038 25,000 26,621
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Illinois - 6.3% continued
State of Illinois Series 2022C,
G.O. Unlimited,
5.00%, 10/1/2038 $ 155,000 $ 163,261
State of Illinois Series 2023B,
G.O. Unlimited,
5.00%, 5/1/2030 20,000 21,466
5.00%, 12/1/2031 35,000 38,119
5.00%, 5/1/2033 50,000 54,202
5.00%, 12/1/2038 65,000 68,798
5.25%, 5/1/2039 160,000 169,734
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2034 25,000 27,507
5.00%, 2/1/2035 40,000 43,863
5.00%, 2/1/2038 30,000 32,110
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 5/1/2030 140,000 150,265
5.00%, 5/1/2034 35,000 38,531
State of Illinois Sales Tax,
Series 2016C, Revenue,
Refunding,
4.00%, 6/15/2031 45,000 45,063
State of Illinois Sales Tax,
Series 2024B, Revenue,
5.00%, 6/15/2038 65,000 70,060
5.00%, 6/15/2039 20,000 21,403
State of Illinois Sales Tax,
Series 2025A, Revenue,
5.00%, 6/15/2029 55,000 58,762
5.00%, 6/15/2034 115,000 128,120
5.00%, 6/15/2034 40,000 44,563
5.00%, 6/15/2032 50,000 55,206
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2038 100,000 108,577
5.00%, 6/15/2039 75,000 80,793
5.00%, 6/15/2039 90,000 96,952
7,415,000
Indiana - 3 .1%
Allen County Building Corp.
Lease Rent, Series
2024, Revenue, State Aid
Intercept,
5.00%, 7/15/2039 105,000 113,495
5.00%, 7/15/2040 50,000 53,734
Avon Community School
Building Corp. First
Mortgage, Series 2023,
Revenue, State Aid
Intercept,
5.25%, 7/15/2039 45,000 49,229
City of Indianapolis Water
System, Series 2018A,
Revenue, Refunding,
5.00%, 10/1/2027 15,000 15,552

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Indiana - 3.1% continued
Crown Point Multi School
Building Corp. First
Mortgage, Series 2021,
Revenue, State Aid
Intercept,
5.00%, 7/15/2031 $ 165,000 $ 180,040
5.00%, 7/15/2032 60,000 65,142
5.00%, 7/15/2034 140,000 150,382
5.00%, 7/15/2035 55,000 58,728
East Allen Multi School
Building Corp. First
Mortgage, Series 2025,
Revenue, State Aid
Intercept,
5.00%, 7/15/2040 75,000 79,972
Indiana Finance Authority
Highway, Series 2017A,
Revenue, Pre-Refunded,
5.00%, 6/1/2033
(c)
25,000 25,987
Indiana Finance Authority
State Revolving Fund,
Series 2018A, Revenue,
5.00%, 2/1/2027 75,000 76,565
5.00%, 2/1/2029 75,000 78,190
5.00%, 2/1/2032 75,000 77,867
5.00%, 2/1/2033 55,000 57,028
Indiana Finance Authority
State Revolving Fund,
Series 2019E, Revenue,
5.00%, 2/1/2029 75,000 80,013
5.00%, 2/1/2028 65,000 67,924
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2027 105,000 108,755
5.00%, 10/1/2030 20,000 21,839
5.00%, 10/1/2032 85,000 93,762
5.00%, 10/1/2033 65,000 71,378
Indiana Finance Authority
Stadium Project, Series
2022A, Revenue,
Refunding,
5.00%, 2/1/2031 60,000 65,759
Indiana Finance Authority
State Revolving Fund,
Series 2022B, Revenue,
5.00%, 2/1/2030 45,000 48,852
5.00%, 2/1/2034 25,000 27,630
5.00%, 2/1/2035 60,000 66,150
5.00%, 2/1/2036 100,000 109,720
Indiana Finance Authority
CWA Authority Project,
Series 2023A, Revenue,
Refunding,
5.00%, 10/1/2035 25,000 27,842
5.00%, 10/1/2037 25,000 27,481
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Indiana - 3.1% continued
Indiana Finance Authority
State Revolving Fund,
Series 2023B, Revenue,
Refunding,
5.00%, 2/1/2033 $ 40,000 $ 45,099
5.00%, 2/1/2034 10,000 11,215
5.00%, 2/1/2036 20,000 22,226
Indiana Finance Authority
State Revolving Fund,
Series 2024A, Revenue,
5.00%, 2/1/2036 20,000 22,454
Indiana Finance Authority
State Revolving Fund,
Series 2024B, Revenue,
5.00%, 2/1/2039 25,000 27,539
Indiana Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
Refunding,
5.00%, 2/1/2031 35,000 38,609
Indiana University Series
2024A, Revenue,
5.00%, 6/1/2034 95,000 108,230
Indianapolis Local Public
Improvement Bond Bank
Courthouse & Jail Project,
Series 2019A, Revenue,
5.00%, 2/1/2032 45,000 47,610
5.00%, 2/1/2030 30,000 31,866
Indianapolis Local Public
Improvement Bond Bank
Series 2021A, Revenue,
Refunding,
5.00%, 6/1/2035 175,000 189,681
5.00%, 6/1/2034 150,000 163,238
Indianapolis Local Public
Improvement Bond Bank
Series 2021A, Revenue,
Refunding, AG Insured,
4.00%, 6/1/2039 35,000 34,982
Indianapolis Local Public
Improvement Bond Bank
Unlimited AD Valorem
Property Tax Suported
Project, Series 2025C,
Revenue, Refunding,
5.00%, 1/15/2039 105,000 115,393
IPS Multi-School Building
Corp. First Mortgage,
Series 2024, Revenue,
State Aid Intercept,
5.00%, 7/15/2038 25,000 27,162
5.00%, 7/15/2039 170,000 183,514
5.00%, 7/15/2040 40,000 42,940

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Indiana - 3.1% continued
Merrillville Multi School
Building Corp. First
Mortgage, Series 2022,
Revenue, State Aid
Intercept,
5.00%, 7/15/2034 $ 95,000 $ 104,431
5.00%, 7/15/2037 110,000 118,815
5.00%, 7/15/2038 150,000 160,718
5.00%, 7/15/2039 80,000 85,413
Purdue University Series
2025A, Revenue,
Refunding,
5.00%, 7/1/2036 75,000 84,918
Westfield-Washington Multi-
School Building Corp. First
Mortgage, Series 2024A,
Revenue, BAM Insured,
5.00%, 7/15/2036 75,000 82,839
5.25%, 7/15/2040 80,000 87,619
3,735,527
Iowa - 1 .1%
Iowa Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
Refunding,
5.00%, 8/1/2029 135,000 142,320
5.00%, 8/1/2032 95,000 99,750
5.00%, 8/1/2031 105,000 110,377
Iowa Finance Authority State
Revolving Fund, Series
2020A, Revenue,
5.00%, 8/1/2027 45,000 46,506
5.00%, 8/1/2034 75,000 81,035
5.00%, 8/1/2033 70,000 75,919
Iowa Finance Authority State
Revolving Fund, Series
2021A, Revenue,
5.00%, 8/1/2035 95,000 103,786
5.00%, 8/1/2036 105,000 114,075
5.00%, 8/1/2037 55,000 59,470
Iowa Finance Authority
State Revolving Fund,
Series 2023A, Revenue,
Refunding,
5.00%, 8/1/2035 55,000 61,776
5.00%, 8/1/2040 25,000 27,189
Iowa Finance Authority
Midwestern Disaster Area
Iowa Fertilizer Co. Project,
Series 2022, Revenue,
Pre-Refunded,
5.00%, 12/1/2050
(c)
55,000 61,941
Iowa Finance Authority
Midwestern Disaster Area
Iowa Fertilizer Co. Project,
Series 2022, Revenue,
Pre-Refunded, Mandatory
Put,
5.00%, 12/1/2050
(a)(c)
150,000 168,931
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Iowa - 1.1% continued
State of Iowa Ijobs Program,
Series 2019A, Revenue,
Refunding,
5.00%, 6/1/2034 $ 90,000 $ 94,889
1,247,964
Kansas - 0 .9%
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2028 150,000 155,134
Johnson County Unified
School District No. 233
Olathe, Series 2022A,
G.O. Unlimited, Refunding,
5.00%, 9/1/2032 105,000 116,105
5.00%, 9/1/2030 30,000 32,796
5.00%, 9/1/2034 100,000 109,515
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2023SRF, Revenue,
5.00%, 5/1/2034 145,000 162,962
5.00%, 5/1/2036 20,000 22,235
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2024SRF, Revenue,
5.00%, 5/1/2033 10,000 11,300
5.00%, 5/1/2035 75,000 84,926
5.00%, 5/1/2039 50,000 55,138
Sedgwick County Unified
School District No. 266
Maize, Series 2019A,
G.O. Unlimited,
4.00%, 9/1/2032 25,000 25,304
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2030 100,000 103,147
5.00%, 9/1/2034 10,000 10,257
State of Kansas Department
of Transportation, Series
2018A, Revenue,
5.00%, 9/1/2028 25,000 25,847
5.00%, 9/1/2031 110,000 113,291
State of Kansas Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 9/1/2035 5,000 5,667
State of Kansas Department
of Transportation,
Series 2025A, Revenue,
Refunding,
5.00%, 9/1/2033 30,000 34,086

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Kansas - 0.9% continued
5.00%, 9/1/2034 $ 80,000 $ 91,615
1,159,325
Kentucky - 1 .4%
Kentucky Municipal Power
Agency Power System,
Series 2015A, Revenue,
Refunding, NATL Insured,
4.00%, 9/1/2039 75,000 69,594
Kentucky Public Energy
Authority Gas Supply,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
140,000 146,765
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055
(a)(b)
205,000 217,001
Kentucky Public Energy
Authority Gas Supply,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.25%, 6/1/2055
(a)(b)
45,000 47,623
Kentucky Public Energy
Authority Gas Supply,
Series 2025C, Revenue,
Refunding,
5.00%, 5/1/2036 125,000 131,553
Kentucky State Property &
Building Commission
Project No. 115, Revenue,
5.00%, 4/1/2028 30,000 30,701
Kentucky State Property &
Building Commission
Project No. 130, Series
2024A, Revenue,
5.00%, 11/1/2034 25,000 28,279
Kentucky State Property &
Building Commission
Project No. 131, Series A,
Revenue,
5.00%, 9/1/2040 20,000 22,009
5.00%, 6/1/2032 15,000 16,727
5.00%, 10/1/2030 25,000 27,309
5.00%, 4/1/2028 40,000 41,845
5.00%, 9/1/2031 35,000 38,713
5.00%, 9/1/2036 10,000 11,316
5.00%, 10/1/2037 175,000 195,027
5.00%, 9/1/2039 45,000 49,826
5.25%, 6/1/2039 55,000 60,058
Kentucky State Property &
Building Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2028 40,000 40,583
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Kentucky - 1.4% continued
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2032 $ 25,000 $ 27,478
5.00%, 7/1/2031 50,000 55,206
Louisville & Jefferson County
Metropolitan Sewer
District Sewer & Drainage
System, Series 2023C,
Revenue, Refunding,
5.00%, 5/15/2038 90,000 99,190
Louisville & Jefferson County
Metropolitan Sewer
District Sewer & Drainage
System, Series 2024A,
Revenue, Refunding,
5.00%, 5/15/2038 60,000 66,582
University of Kentucky Series
2018A, Revenue, State
Aid Intercept,
3.00%, 10/1/2035 50,000 46,430
University of Kentucky Series
2024B, Revenue, State
Aid Intercept,
5.00%, 4/1/2038 60,000 65,077
5.00%, 4/1/2037 75,000 81,799
1,616,691
Louisiana - 1 .0%
Jefferson Sales Tax District
Series 2019B, Revenue,
AG Insured,
5.00%, 12/1/2030 35,000 37,536
5.00%, 12/1/2033 15,000 15,905
Louisiana Local Government
Environmental Facilities &
Community Development
Authority Louisiana
Insurance Guaranty
Association, Series
2022B, Revenue,
5.00%, 8/15/2037 140,000 141,858
Louisiana Local Government
Environmental Facilities &
Community Development
Authority East Baton
Rouge Sewerage
Commission, Series 2024,
Revenue, Refunding, BAM
Insured,
5.00%, 2/1/2038 20,000 21,815
Louisiana Stadium &
Exposition District
Series 2023A, Revenue,
Refunding,
5.00%, 7/1/2040 70,000 74,714

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Louisiana - 1.0% continued
Louisiana State Citizens
Property Insurance Corp.
Series 2016A, Revenue,
Refunding,
5.00%, 6/1/2026 $ 80,000 $ 80,297
State of Louisiana Series
2016A, G.O. Unlimited,
5.00%, 9/1/2027 55,000 55,553
State of Louisiana Series
2016B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 10,000 10,081
State of Louisiana Series
2021A, G.O. Unlimited,
5.00%, 3/1/2033 45,000 49,227
State of Louisiana Series
2022A, G.O. Unlimited,
5.00%, 4/1/2036 65,000 70,591
State of Louisiana Series
2023A, G.O. Unlimited,
5.00%, 4/1/2032 30,000 33,644
5.00%, 4/1/2036 120,000 132,873
5.00%, 4/1/2031 10,000 11,058
State of Louisiana Series
2024A, G.O. Unlimited,
5.00%, 5/1/2036 30,000 33,633
State of Louisiana Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2033 25,000 28,449
State of Louisiana Series
2025B, G.O. Unlimited,
5.00%, 6/1/2030 30,000 32,759
5.00%, 6/1/2035 50,000 57,178
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2030 10,000 10,919
5.00%, 9/1/2034 125,000 139,563
5.00%, 9/1/2035 120,000 133,162
1,170,815
Maine - 0 .1%
State of Maine Series 2019B,
G.O. Unlimited,
5.00%, 6/1/2027 45,000 46,307
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2026 25,000 25,103
5.00%, 6/1/2027 45,000 46,307
117,717
Maryland - 0 .8%
County of Baltimore Series
2022, G.O. Unlimited,
5.00%, 3/1/2031 15,000 16,589
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Maryland - 0.8% continued
County of Howard
Consolidated Public
Improvement, Series
2017D, G.O. Unlimited,
Refunding,
5.00%, 2/15/2030 $ 20,000 $ 20,879
County of Montgomery
Consolidated Public
Improvement Project,
Series 2021A, G.O.
Unlimited, Refunding,
5.00%, 8/1/2030 20,000 21,940
County of Prince George's
Consolidated Public
Improvement, Series
2025A, G.O. Limited,
5.00%, 8/1/2032 30,000 33,695
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2020,
Revenue,
5.00%, 7/1/2033 80,000 86,412
5.00%, 7/1/2030 20,000 21,867
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2021A,
Revenue, Refunding,
5.00%, 7/1/2027 25,000 25,780
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2028 30,000 31,622
State of Maryland Series
2020A2, G.O. Unlimited,
5.00%, 8/1/2031 35,000 38,189
State of Maryland Series
2021A, G.O. Unlimited,
5.00%, 8/1/2034 25,000 27,429
5.00%, 3/1/2035 145,000 157,706
State of Maryland Series
2024A, G.O. Unlimited,
5.00%, 6/1/2033 100,000 113,507
State of Maryland Series A2,
G.O. Unlimited,
5.00%, 8/1/2028 30,000 31,699
State of Maryland
Department of
Transportation, Series
2018, Revenue,
5.00%, 10/1/2026 45,000 45,566
State of Maryland
Department of
Transportation, Series
2020, Revenue,
5.00%, 10/1/2033 65,000 70,492

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Maryland - 0.8% continued
5.00%, 10/1/2034 $ 155,000 $ 167,487
5.00%, 10/1/2032 25,000 27,237
State of Maryland
Department of
Transportation, Series
2021A, Revenue,
3.00%, 10/1/2035 25,000 23,619
State of Maryland
Department of
Transportation, Series
2022B, Revenue,
Refunding,
5.00%, 12/1/2029 45,000 48,776
State of Maryland
Department of
Transportation, Series
2025B, Revenue,
5.00%, 10/1/2034 125,000 141,056
Washington Suburban
Sanitary Commission
Series 2018, Revenue,
County Guaranty,
5.00%, 6/1/2032 40,000 41,876
1,193,423
Massachusetts - 0 .6%
Commonwealth of
Massachusetts Series
2019, G.O. Limited,
5.00%, 1/1/2030 45,000 47,884
Commonwealth of
Massachusetts Series
2019C, G.O. Limited,
Refunding,
5.00%, 5/1/2030 20,000 21,876
Commonwealth of
Massachusetts Series
2019D, G.O. Limited,
3.00%, 5/1/2036 25,000 23,525
Commonwealth of
Massachusetts Series
2020B, G.O. Limited,
Refunding,
5.00%, 7/1/2033 30,000 32,557
Commonwealth of
Massachusetts Series
2020D, G.O. Limited,
5.00%, 7/1/2037 20,000 21,377
Commonwealth of
Massachusetts Series
2023A, G.O. Limited,
5.00%, 5/1/2038 20,000 21,975
Commonwealth of
Massachusetts Series A,
G.O. Limited, Refunding,
5.00%, 7/1/2027 50,000 51,584
Commonwealth of
Massachusetts Series C,
G.O. Limited, Refunding,
5.00%, 10/1/2026 100,000 101,288
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Massachusetts - 0.6% continued
Commonwealth of
Massachusetts Series
2005, Revenue, NATL
Insured, ETM,
5.50%, 1/1/2034
(c)
$ 130,000 $ 148,591
Commonwealth of
Massachusetts
Accelerated Bridge
Program, Series 2016A,
Revenue,
5.00%, 6/15/2027 15,000 15,068
Massachusetts Development
Finance Agency The
Broad Institute Issue,
Series 2017, Revenue,
Refunding,
5.00%, 4/1/2037 20,000 20,353
Massachusetts Development
Finance Agency
Northeastern University
Issue, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2038 50,000 55,571
Massachusetts Development
Finance Agency Amherst
College Issue, Series
2025A, Revenue,
Mandatory Put,
5.00%, 11/1/2055
(a)(b)
25,000 28,633
Massachusetts Development
Finance Agency Brandeis
University Issue, Series
2025T2, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
65,000 73,473
663,755
Michigan - 1 .1%
Great Lakes Water Authority
Water Supply System,
Series 2022A, Revenue,
5.00%, 7/1/2035 30,000 32,881
Great Lakes Water Authority
Sewage Disposal System,
Series 2023B, Revenue,
Refunding,
5.00%, 7/1/2034 40,000 45,309
Great Lakes Water Authority
Water Supply System,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2030 65,000 70,851
5.00%, 7/1/2034 130,000 146,063
Michigan Finance Authority
Clean Water Revolving
Fund, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2027 40,000 40,483

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Michigan - 1.1% continued
Michigan Finance Authority
State Revolving Fund
Program, Series 2024A,
Revenue,
5.00%, 10/1/2037 $ 30,000 $ 33,633
Michigan State Building
Authority Facilities
Program, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2031 65,000 65,744
5.00%, 4/15/2027 40,000 40,500
Michigan State Building
Authority Facilities
Program, Series 2020I,
Revenue, Refunding,
5.00%, 10/15/2029 50,000 53,984
5.00%, 10/15/2030 40,000 43,896
Michigan State Building
Authority Facilities
Program, Series 2023II,
Revenue, Refunding,
5.00%, 10/15/2028 30,000 31,784
Michigan State Building
Authority Facilities
Program, Series 2025I,
Revenue, Refunding,
5.00%, 4/15/2030 20,000 21,778
5.00%, 4/15/2038 100,000 112,624
Michigan State University
Series 2019B, Revenue,
5.00%, 2/15/2038 10,000 10,429
Michigan State University
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2029 30,000 32,317
5.00%, 8/15/2030 55,000 60,256
5.00%, 8/15/2037 75,000 82,189
5.00%, 8/15/2040 95,000 102,610
State of Michigan Garvee,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 80,000 81,859
State of Michigan Trunk Line,
Series 2020B, Revenue,
4.00%, 11/15/2038 75,000 76,284
5.00%, 11/15/2030 15,000 16,502
5.00%, 11/15/2031 20,000 21,885
State of Michigan Trunk Line,
Series 2021A, Revenue,
5.00%, 11/15/2035 25,000 27,304
5.00%, 11/15/2032 55,000 60,966
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2032 55,000 62,059
5.00%, 11/15/2034 20,000 22,538
5.00%, 11/15/2040 35,000 38,086
1,434,814
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Minnesota - 1 .4%
County of Hennepin Series
2016B, G.O. Unlimited,
5.00%, 12/1/2034 $ 50,000 $ 50,629
County of Hennepin Series
2024A, G.O. Unlimited,
5.00%, 12/1/2034 125,000 143,185
5.00%, 12/1/2039 45,000 49,886
Metropolitan Council Series
2026A, G.O. Unlimited,
Refunding,
5.00%, 3/1/2039 75,000 84,265
Minnesota Municipal Gas
Agency Gas Project,
Series 2026A, Revenue,
5.00%, 9/1/2035 200,000 206,066
Rosemount-Apple Valley-
Eagan Independent
School District No. 196
Series 2023A, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2033 40,000 44,484
5.00%, 2/1/2034 40,000 44,277
5.00%, 2/1/2035 25,000 27,533
State of Minnesota State
Office Building Project,
Series 2023, Certificate of
Participation,
5.00%, 11/1/2035 15,000 16,794
5.00%, 11/1/2033 35,000 39,444
5.00%, 11/1/2034 150,000 169,120
State of Minnesota Series
2017A, G.O. Unlimited,
5.00%, 10/1/2028 55,000 56,988
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2029 10,000 10,777
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2031 10,000 10,929
5.00%, 8/1/2034 75,000 81,098
5.00%, 8/1/2035 85,000 91,554
5.00%, 8/1/2032 15,000 16,337
5.00%, 8/1/2033 65,000 70,552
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2032 55,000 60,929
State of Minnesota Series
2021B, G.O. Unlimited,
5.00%, 9/1/2030 130,000 142,681
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2030 50,000 54,805
5.00%, 8/1/2035 35,000 38,780
State of Minnesota Series
2024B, G.O. Unlimited,
5.00%, 8/1/2032 35,000 39,395

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Minnesota - 1.4% continued
State of Minnesota Series
2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2034 $ 50,000 $ 56,949
1,607,457
Mississippi - 0 .4%
Mississippi Development
Bank Department of
Corrections, Series A,
Revenue, Refunding,
5.00%, 8/1/2027 10,000 10,296
State of Mississippi Series
2016B, G.O. Unlimited,
5.00%, 12/1/2028 50,000 50,803
State of Mississippi Series
2016B, G.O. Unlimited,
Pre-Refunded,
5.00%, 12/1/2036
(c)
45,000 45,753
5.00%, 12/1/2033
(c)
65,000 66,088
State of Mississippi Series
2017A, G.O. Unlimited,
Pre-Refunded,
5.00%, 10/1/2032
(c)
20,000 20,741
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 35,000 36,304
5.00%, 10/1/2026 65,000 65,825
State of Mississippi Series
2021C, G.O. Unlimited,
5.00%, 10/1/2033 100,000 105,035
5.00%, 10/1/2034 45,000 47,166
5.00%, 10/1/2036 10,000 10,440
State of Mississippi Gaming,
Series 2019A, Revenue,
5.00%, 10/15/2032 50,000 52,127
510,578
Missouri - 0 .5%
City of Springfield
Public Utility, Series
2025, Certificate of
Participation,
5.00%, 11/1/2031 30,000 33,321
Jackson County Reorganized
School District No. 7 Lee's
Summit, Series 2020,
G.O. Unlimited, Refunding,
4.00%, 3/1/2030 35,000 36,246
4.00%, 3/1/2031 45,000 46,496
Jackson County School
District No. R-IV Blue
Springs, Series 2021A,
G.O. Unlimited, State Aid
Direct Deposit,
4.00%, 3/1/2038 15,000 15,171
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Missouri - 0.5% continued
Missouri Highway &
Transportation
Commission State Road,
Series 2022A, Revenue,
4.00%, 5/1/2033 $ 25,000 $ 26,680
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2034 40,000 45,137
5.00%, 12/1/2029 30,000 32,266
5.00%, 12/1/2028 90,000 95,165
5.00%, 12/1/2026 35,000 35,519
St. Louis Board of Education
Series 2023, G.O.
Unlimited, AG Insured,
5.00%, 4/1/2037 25,000 26,959
St. Louis Community
College District Series
2024, Certificate of
Participation,
5.00%, 4/1/2037 165,000 180,463
5.00%, 4/1/2033 30,000 33,513
5.00%, 4/1/2035 65,000 72,258
679,194
Nebraska - 1 .0%
Central Plains Energy
Project Gas Project No. 3,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 125,000 130,220
5.00%, 9/1/2032 110,000 115,359
5.00%, 9/1/2034 150,000 156,900
Central Plains Energy
Project Gas Supply,
Series 2025A1, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2055
(a)(b)
160,000 169,368
City of Lincoln Electric
System, Series 2015A,
Revenue, Refunding,
3.50%, 9/1/2036 25,000 24,545
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 35,763
Omaha Public Power District
Electric, Series 2018A,
Revenue,
5.00%, 2/1/2034 35,000 36,251
Omaha Public Power District
Electric, Series 2022B,
Revenue,
5.00%, 2/1/2033 35,000 38,904
Omaha Public Power District
Electric, Series 2023A,
Revenue,
5.00%, 2/1/2037 35,000 38,387

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nebraska - 1.0% continued
Omaha Public Power District
Electric, Series 2024B,
Revenue, Refunding,
5.00%, 2/1/2035 $ 85,000 $ 95,205
5.00%, 2/1/2034 165,000 186,264
5.00%, 2/1/2039 10,000 10,903
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2036 55,000 62,462
1,100,531
Nevada - 3 .9%
Clark County School District
Building, Series 2017C,
G.O. Limited, Refunding,
5.00%, 6/15/2029 60,000 62,224
5.00%, 6/15/2032 20,000 20,663
5.00%, 6/15/2031 40,000 41,388
5.00%, 6/15/2033 55,000 56,750
Clark County School District
Building, Series 2018B,
G.O. Limited,
5.00%, 6/15/2032 35,000 36,722
Clark County School District
Building, Series 2019B,
G.O. Limited, AG Insured,
5.00%, 6/15/2031 170,000 180,951
Clark County School District
Building, Series 2020A,
G.O. Limited, AG Insured,
5.00%, 6/15/2031 10,000 10,833
5.00%, 6/15/2032 10,000 10,801
Clark County School District
Building, Series 2020B,
G.O. Limited, BAM
Insured,
5.00%, 6/15/2031 55,000 59,584
Clark County School District
Building, Series 2023A,
G.O. Limited,
5.00%, 6/15/2036 75,000 82,172
Clark County School District
Building, Series 2025B,
G.O. Limited, Refunding,
5.00%, 6/15/2037 15,000 16,635
Clark County Water
Reclamation District
Series 2023, G.O. Limited,
5.00%, 7/1/2038 45,000 49,460
5.00%, 7/1/2039 25,000 27,334
County of Clark Series
2016B, G.O. Limited,
Refunding,
5.00%, 11/1/2030 55,000 55,812
5.00%, 11/1/2026 120,000 121,728
5.00%, 11/1/2029 105,000 106,562
5.00%, 11/1/2028 45,000 45,670
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nevada - 3.9% continued
County of Clark Series 2017,
G.O. Limited, Refunding,
5.00%, 6/1/2029 $ 110,000 $ 113,231
5.00%, 6/1/2030 10,000 10,293
5.00%, 6/1/2028 150,000 154,406
5.00%, 6/1/2026 35,000 35,144
County of Clark Park
Improvement, Series
2018, G.O. Limited,
4.00%, 12/1/2037 45,000 45,399
4.00%, 12/1/2038 40,000 40,244
5.00%, 12/1/2034 25,000 26,283
5.00%, 12/1/2033 80,000 84,279
County of Clark Stadium
Improvements, Series
2018A, G.O. Limited,
5.00%, 6/1/2029 20,000 21,043
5.00%, 6/1/2032 100,000 104,735
5.00%, 6/1/2031 150,000 157,291
5.00%, 6/1/2030 25,000 26,270
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2032 40,000 42,233
5.00%, 12/1/2030 90,000 95,367
5.00%, 12/1/2033 150,000 158,024
5.00%, 12/1/2034 150,000 157,696
County of Clark Detention
Center, Series 2019, G.O.
Limited,
5.00%, 6/1/2033 35,000 37,241
5.00%, 6/1/2032 85,000 90,695
County of Clark Airport
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2034 10,000 10,567
5.00%, 7/1/2032 95,000 100,948
County of Clark Airport
System, Series 2019D,
Revenue, Refunding,
5.00%, 7/1/2026 45,000 45,271
5.00%, 7/1/2031 45,000 47,980
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2030 20,000 21,401
5.00%, 7/1/2027 55,000 56,632
County of Clark Highway
Improvement, Series
2023, Revenue,
5.00%, 7/1/2034 20,000 22,442
5.00%, 7/1/2035 80,000 88,839
5.00%, 7/1/2037 85,000 93,037

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nevada - 3.9% continued
County of Clark Airport
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2028 $ 25,000 $ 26,317
5.00%, 7/1/2032 30,000 33,461
5.00%, 7/1/2031 105,000 115,711
County of Clark Airport
System, Series 2024B,
Revenue,
5.00%, 7/1/2029 10,000 10,734
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2030 30,000 32,773
5.00%, 6/1/2029 40,000 42,939
5.00%, 6/1/2028 155,000 163,200
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2029 100,000 107,348
Las Vegas Valley Water
District Series 2022C,
G.O. Limited, Refunding,
5.00%, 6/1/2031 95,000 105,214
5.00%, 6/1/2032 60,000 67,201
Las Vegas Valley Water
District Series 2024A,
G.O. Limited, Refunding,
5.00%, 6/1/2033 25,000 28,275
5.00%, 6/1/2034 25,000 28,484
State of Nevada Series
2019A, G.O. Limited,
Refunding,
5.00%, 5/1/2029 30,000 32,145
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2038 95,000 104,170
5.00%, 5/1/2040 70,000 76,183
State of Nevada Series
2026A, G.O. Limited,
5.00%, 5/1/2038 150,000 168,725
State of Nevada Highway
Improvement, Series
2017, Revenue,
5.00%, 12/1/2031 30,000 30,808
5.00%, 12/1/2030 160,000 164,438
State of Nevada Highway
Improvement, Series
2018, Revenue,
5.00%, 12/1/2031 130,000 136,355
Truckee Meadows Water
Authority Series 2016,
Revenue, Pre-Refunded,
5.00%, 7/1/2033
(c)
25,000 25,150
Truckee Meadows Water
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2028 50,000 51,495
5.00%, 7/1/2029 125,000 128,659
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Nevada - 3.9% continued
5.00%, 7/1/2030 $ 85,000 $ 87,404
4,639,469
New Hampshire - 0 .1%
National Finance Authority
Winston Salem
Sustainable Energy
Partners, Series 2025A,
Revenue,
5.00%, 12/1/2035 35,000 38,335
New Hampshire Health
and Education Facilities
Authority University
System of New
Hampshire, Series 2023,
Revenue, Refunding, BAM
Insured,
5.00%, 7/1/2028 30,000 31,563
State of New Hampshire
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 11/1/2026 95,000 96,396
166,294
New Jersey - 0 .9%
New Jersey Economic
Development Authority
House Project, Series
2017B, Revenue, BAM
Insured,
4.13%, 6/15/2039 25,000 25,113
New Jersey Economic
Development Authority
School Facilities
Construction, Series
2017DDD, Revenue,
Pre-Refunded,
5.00%, 6/15/2030
(c)
15,000 15,460
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2030 35,000 37,588
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2022A,
Revenue,
5.00%, 11/1/2031 35,000 38,744
New Jersey Educational
Facilities Authority
Princeton University,
Series A2, Revenue,
Mandatory Put,
5.00%, 7/1/2064
(a)(b)
25,000 28,802
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2014BB2, Revenue,
5.00%, 6/15/2032 25,000 27,466

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New Jersey - 0.9% continued
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2029 $ 30,000 $ 30,133
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2018A, Revenue,
Refunding,
4.00%, 12/15/2031 25,000 25,584
5.00%, 6/15/2031 55,000 55,217
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2021A, Revenue,
Refunding,
5.00%, 6/15/2032 20,000 21,973
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022CC, Revenue,
5.00%, 6/15/2040 20,000 21,402
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2023A, Revenue,
Refunding,
4.25%, 6/15/2040 100,000 101,079
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2023AA, Revenue,
Refunding,
5.00%, 6/15/2035 55,000 61,053
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2035 40,000 45,196
5.25%, 6/15/2039 170,000 189,240
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024CC, Revenue,
5.00%, 6/15/2035 30,000 33,897
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2025AA, Revenue,
5.00%, 6/15/2038 150,000 166,545
New Jersey Turnpike
Authority Series 2017G,
Revenue, Refunding,
5.00%, 1/1/2035 60,000 61,831
986,323
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New Mexico - 0 .4%
New Mexico Finance
Authority State
Transportation
Commission, Series
2018A, Revenue,
Refunding,
5.00%, 6/15/2030 $ 60,000 $ 62,782
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2023B, Revenue,
5.00%, 6/1/2033 15,000 17,006
5.00%, 6/1/2032 90,000 101,072
5.00%, 6/1/2034 35,000 39,388
New Mexico Municipal
Energy Acquisition
Authority Series 2025,
Revenue, Refunding,
Mandatory Put,
5.00%, 6/1/2054
(a)(b)
120,000 126,508
State of New Mexico Capital
Project, Series 2025, G.O.
Unlimited,
5.00%, 3/1/2035 70,000 75,135
State of New Mexico
Severance Tax Permanent
Fund, Series 2021A,
Revenue,
5.00%, 7/1/2031 25,000 27,644
449,535
New York - 5 .7%
City of New York Series
2006I4, G.O. Unlimited,
Refunding,
5.00%, 4/1/2035 50,000 55,624
City of New York Series
2008J10, G.O. Unlimited,
5.00%, 8/1/2026 5,000 5,040
City of New York Series
2008L5, G.O. Unlimited,
5.00%, 4/1/2034 10,000 10,833
City of New York Series
2017A1, G.O. Unlimited,
5.00%, 8/1/2033 75,000 75,493
City of New York Series
2017B, G.O. Unlimited,
5.00%, 12/1/2031 70,000 70,972
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 60,000 62,465
City of New York Series
2018E1, G.O. Unlimited,
5.00%, 3/1/2032 75,000 78,002
5.00%, 3/1/2039 45,000 46,249
City of New York Series
2019D1, G.O. Unlimited,
5.00%, 12/1/2038 40,000 41,552

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
City of New York Series
2019E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 $ 45,000 $ 47,588
5.00%, 8/1/2034 25,000 26,284
City of New York Series
2020A1, G.O. Unlimited,
5.00%, 8/1/2039 75,000 78,380
City of New York Series
2020C1, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 80,000 86,710
5.00%, 8/1/2032 20,000 21,622
City of New York Series
2020D1, G.O. Unlimited,
5.00%, 3/1/2037 40,000 42,178
City of New York Series
2021F1, G.O. Unlimited,
5.00%, 3/1/2037 55,000 58,748
City of New York Series
2023-1, G.O. Unlimited,
5.00%, 8/1/2032 45,000 49,994
City of New York Series
2023B1, G.O. Unlimited,
5.25%, 10/1/2040 30,000 32,392
City of New York Series
2023E1, G.O. Unlimited,
5.00%, 4/1/2034 25,000 27,680
5.00%, 4/1/2035 35,000 38,501
5.00%, 4/1/2038 35,000 37,779
City of New York Series
2023F1, G.O. Unlimited,
Refunding,
5.00%, 8/1/2035 75,000 82,626
City of New York Series
2024A, G.O. Unlimited,
5.00%, 8/1/2040 30,000 32,091
City of New York Series
2024C, G.O. Unlimited,
5.00%, 3/1/2037 30,000 32,871
City of New York Series
2024D, G.O. Unlimited,
5.00%, 4/1/2039 25,000 27,053
City of New York Series
2025E, G.O. Unlimited,
5.00%, 8/1/2040 15,000 16,225
City of New York Series
2025G1, G.O. Unlimited,
5.00%, 2/1/2039 10,000 10,947
City of New York Series
2026G, G.O. Unlimited,
5.00%, 2/1/2040 200,000 219,304
City of New York Series A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2026 15,000 15,120
City of New York Series C,
G.O. Unlimited, Refunding,
5.00%, 8/1/2026 5,000 5,040
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
County of Nassau Series
2016B, G.O. Limited,
Pre-Refunded,
5.00%, 10/1/2027 $ 25,000 $ 25,289
Empire State Development
Corp. Personal Income
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 3/15/2032 25,000 25,027
Empire State Development
Corp. Personal Income
Tax, Series 2020A,
Revenue,
5.00%, 3/15/2035 140,000 150,577
Empire State Development
Corp. Personal Income
Tax, Series 2020C,
Revenue, Refunding,
5.00%, 3/15/2032 35,000 38,184
5.00%, 3/15/2035 55,000 59,179
Empire State Development
Corp. State of New York,
Series 2021A, Revenue,
Refunding,
3.00%, 3/15/2040 105,000 90,762
Empire State Development
Corp. Sales Tax, Series
2023A, Revenue,
5.00%, 3/15/2034 55,000 62,228
Long Island Power Authority
Electric System, Series
2023E, Revenue,
5.00%, 9/1/2038 45,000 49,738
Metropolitan Transportation
Authority Series 2017C1,
Revenue, Refunding,
4.00%, 11/15/2037 100,000 99,282
Metropolitan Transportation
Authority Series B2,
Revenue, Refunding,
5.00%, 11/15/2029 55,000 55,749
Nassau County Interim
Finance Authority Sales
Tax, Series 2024A,
Revenue,
5.00%, 11/15/2029 30,000 32,700
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2021CC2,
Revenue,
5.00%, 6/15/2028 25,000 25,431
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2021CC3,
Revenue, Refunding,
5.00%, 6/15/2032 25,000 27,609

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2022DD, Revenue,
Refunding, Daily VRDN
and Put,
2.85%, 6/15/2033
(a)(b)
$ 450,000 $ 450,000
New York City Transitional
Finance Authority Future
Tax Secured, Series
2018C2, Revenue,
5.00%, 5/1/2037 30,000 30,982
New York City Transitional
Finance Authority Building
Aid, Series 2018S3,
Revenue, State Aid
Withholding,
5.25%, 7/15/2035 55,000 57,694
New York City Transitional
Finance Authority Future
Tax Secured, Series
2019A1, Revenue,
5.00%, 8/1/2036 135,000 140,169
New York City Transitional
Finance Authority Future
Tax Secured, Series
2019C1, Revenue,
5.00%, 11/1/2039 30,000 31,207
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021C1, Revenue,
5.00%, 5/1/2034 65,000 70,006
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021D1, Revenue,
5.00%, 11/1/2026 45,000 45,643
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021F1, Revenue,
Refunding,
5.00%, 11/1/2026 45,000 45,643
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022C1, Revenue,
5.00%, 2/1/2030 50,000 54,186
5.00%, 2/1/2035 25,000 27,255
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023A1, Revenue,
5.00%, 8/1/2039 60,000 64,067
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023B1, Revenue,
Refunding,
5.00%, 11/1/2033 $ 160,000 $ 177,419
5.25%, 11/1/2036 45,000 49,763
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023D1, Revenue,
5.25%, 11/1/2038 20,000 21,830
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023E1, Revenue,
Refunding,
5.00%, 11/1/2035 20,000 22,150
5.00%, 11/1/2037 10,000 10,919
5.00%, 11/1/2036 20,000 21,981
5.00%, 11/1/2039 15,000 16,132
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024A1, Revenue,
5.00%, 5/1/2039 100,000 107,804
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024B, Revenue,
5.00%, 5/1/2038 25,000 27,273
5.00%, 5/1/2037 65,000 71,552
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024C, Revenue,
5.00%, 5/1/2037 150,000 165,121
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024D1, Revenue,
Refunding,
5.00%, 11/1/2040 10,000 10,794
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2037 35,000 38,730
5.00%, 5/1/2039 50,000 54,375
5.00%, 5/1/2040 55,000 59,534
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025A1, Revenue,
Refunding,
5.00%, 11/1/2037 35,000 38,814

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2034 $ 200,000 $ 225,908
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025F1, Revenue,
Refunding,
5.00%, 11/1/2038 35,000 38,589
5.00%, 11/1/2040 35,000 38,067
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025G1, Revenue,
Refunding,
5.00%, 11/1/2037 10,000 11,140
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2032 45,000 50,304
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025J1, Revenue,
Refunding,
5.00%, 11/1/2029 15,000 16,193
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026B, Revenue,
5.00%, 5/1/2039 10,000 11,011
New York City Transitional
Finance Authority Future
Tax Secured, Series B1,
Revenue,
5.00%, 8/1/2036 100,000 103,829
5.00%, 8/1/2038 35,000 36,234
New York City Transitional
Finance Authority Future
Tax Secured, Series C,
Revenue, Refunding,
5.00%, 11/1/2033 95,000 97,102
New York State Dormitory
Authority Sales Tax,
Series 2016A, Revenue,
5.00%, 3/15/2032 100,000 101,057
5.00%, 3/15/2035 50,000 50,460
5.00%, 2/15/2034 65,000 65,507
New York State Dormitory
Authority Sales Tax,
Series 2017A, Revenue,
5.00%, 3/15/2038 130,000 131,987
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
New York State Dormitory
Authority Personal
Income Tax, Series
2017B, Revenue,
5.00%, 2/15/2039 $ 35,000 $ 35,744
New York State Dormitory
Authority Personal Income
Tax, Series 2017B,
Revenue, Refunding,
5.00%, 2/15/2037 30,000 30,715
New York State Dormitory
Authority School District,
Series 2018A, Revenue,
State Aid Withholding,
5.00%, 10/1/2030 55,000 55,672
5.00%, 10/1/2028 40,000 40,493
5.00%, 10/1/2027 55,000 55,623
5.00%, 10/1/2033 75,000 75,834
5.00%, 10/1/2032 65,000 65,762
New York State Dormitory
Authority Sales Tax,
Series 2018C, Revenue,
Refunding,
5.00%, 3/15/2035 25,000 25,972
New York State Dormitory
Authority Sales Tax,
Series 2018E, Revenue,
5.00%, 3/15/2030 40,000 42,311
New York State Dormitory
Authority New York
University, Series 2019A,
Revenue,
5.00%, 7/1/2035 60,000 63,614
5.00%, 7/1/2039 20,000 21,012
5.00%, 7/1/2038 55,000 57,959
New York State Dormitory
Authority Personal Income
Tax, Series 2019A,
Revenue, Refunding,
5.00%, 3/15/2034 15,000 15,868
5.00%, 3/15/2040 25,000 26,095
New York State Dormitory
Authority Personal Income
Tax, Series 2021A,
Revenue, Refunding,
5.00%, 3/15/2032 35,000 38,467
5.00%, 3/15/2034 10,000 10,877
New York State Dormitory
Authority Personal
Income Tax, Series
2021E, Revenue,
4.00%, 3/15/2040 15,000 14,897
New York State Dormitory
Authority School District,
Series 2022A, Revenue,
BAM Insured,
5.00%, 10/1/2026 50,000 50,642

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
New York State Dormitory
Authority Personal Income
Tax, Series 2022A,
Revenue, Refunding,
4.00%, 3/15/2034 $ 60,000 $ 62,130
New York State Dormitory
Authority School District,
Series 2023A, Revenue,
AG Insured,
5.00%, 10/1/2036 90,000 97,664
5.00%, 10/1/2037 100,000 107,918
New York State Dormitory
Authority School District,
Series 2024A, Revenue,
AG Insured,
5.00%, 10/1/2036 20,000 22,036
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2023B,
Revenue, Refunding,
5.00%, 6/15/2030 15,000 16,484
5.00%, 6/15/2033 40,000 45,841
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 6/15/2035 25,000 28,524
5.00%, 6/15/2037 30,000 33,784
New York State Thruway
Authority Personal
Income Tax, Series
2019B, Revenue, AG
Insured,
4.00%, 1/1/2040 100,000 98,056
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 100,000 111,686
State of New York Series
2023B, G.O. Unlimited,
5.00%, 3/15/2030 40,000 43,921
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 15,000 15,372
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2021C-
1A, Revenue,
5.00%, 5/15/2040 20,000 21,310
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023A,
Revenue, Refunding,
5.00%, 11/15/2026 35,000 35,555
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
New York - 5.7% continued
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023B,
Revenue,
5.00%, 11/15/2028 $ 40,000 $ 42,336
5.00%, 11/15/2033 25,000 28,530
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2023B1, Revenue,
5.00%, 11/15/2039 50,000 54,377
5.00%, 11/15/2040 50,000 54,070
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2033 10,000 11,453
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2031 80,000 80,497
Trust for Cultural Resources
of The City of New York
(The) Lincoln Center for
the Performing Arts, Inc.,
Series 2020A, Revenue,
Refunding,
5.00%, 12/1/2031 120,000 131,034
Utility Debt Securitization
Authority Series 2023TE1,
Revenue, Refunding,
5.00%, 6/15/2028 70,000 70,317
5.00%, 12/15/2040 30,000 33,279
7,039,280
North Carolina - 0 .5%
City of Charlotte Water
& Sewer System,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2031 20,000 21,845
City of Charlotte Water &
Sewer System, Series
2022A, Revenue,
Refunding,
5.00%, 7/1/2029 20,000 21,528
City of Raleigh Combined
Enterprise System,
Series 2023, Revenue,
Refunding,
5.00%, 9/1/2032 25,000 28,246
County of Cabarrus
Development Corp. Ltd.,
Series 2024A, Revenue,
Refunding,
5.00%, 8/1/2031 20,000 22,183

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
North Carolina - 0.5% continued
County of Guilford Series
2025, G.O. Unlimited,
5.00%, 3/1/2035 $ 25,000 $ 28,876
County of Mecklenburg
Public Improvement,
Series 2016B, G.O.
Unlimited,
5.00%, 12/1/2027 65,000 66,040
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2036 30,000 28,199
3.00%, 4/1/2037 40,000 36,989
County of Mecklenburg
School, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2030 20,000 21,790
County of Union Enterprise
System, Series 2021,
Revenue,
3.00%, 6/1/2037 20,000 18,476
County of Wake Series 2021,
G.O. Unlimited, Refunding,
5.00%, 4/1/2028 25,000 26,258
County of Wake Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2031 80,000 88,776
County of Wake Series
2025A, G.O. Unlimited,
5.00%, 4/1/2029 30,000 32,140
County of Wake Series
2025A, Revenue,
5.00%, 5/1/2037 40,000 45,114
North Carolina Capital
Facilities Finance
Agency Duke University,
Series 2016B, Revenue,
Refunding,
5.00%, 10/1/2026 45,000 45,575
North Carolina Turnpike
Authority Triangle
Expressway, Series 2018,
Revenue, Refunding,
5.00%, 1/1/2040 35,000 35,946
North Carolina Turnpike
Authority Triangle
Expressway, Series
2018A, Revenue,
Refunding,
4.00%, 1/1/2033 80,000 81,340
State of North Carolina
Build NC, Series 2019A,
Revenue,
4.00%, 5/1/2033 20,000 20,561
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
North Carolina - 0.5% continued
State of North Carolina
Garvee, Series 2021,
Revenue,
5.00%, 3/1/2033 $ 100,000 $ 108,950
State of North Carolina
Build NC, Series 2022A,
Revenue,
5.00%, 5/1/2029 25,000 26,788
805,620
North Dakota - 0 .2%
North Dakota Public
Finance Authority State
Revolving Fund Program,
Series 2024A, Revenue,
Refunding,
5.00%, 10/1/2034 105,000 120,334
5.00%, 10/1/2031 105,000 117,073
5.00%, 10/1/2032 35,000 39,471
276,878
Ohio - 2 .7%
American Municipal Power,
Inc. Prairie State Energy
Campus, Series 2021A,
Revenue, Refunding,
5.00%, 2/15/2033 30,000 31,984
Cincinnati School District
Classroom Construction
& Improvement, Series
2006, G.O. Unlimited,
Refunding, NATL Insured,
5.25%, 12/1/2026 35,000 35,648
City of Columbus Various
Purpose, Series 2022A,
G.O. Unlimited,
5.00%, 4/1/2035 55,000 60,760
5.00%, 4/1/2038 20,000 21,708
City of Columbus Various
Purpose, Series 2023A,
G.O. Unlimited,
5.00%, 8/15/2028 20,000 21,145
5.00%, 8/15/2035 140,000 157,270
City of Columbus Various
Purpose, Series 2024A,
G.O. Unlimited,
5.00%, 8/15/2030 10,000 10,954
County of Hamilton Sales
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2029 85,000 86,419
County of Hamilton TriHealth,
Inc. Obligated Group
Project, Series 2021B,
Revenue, Refunding,
JPMorgan Chase Bank
NA, Daily VRDN and Put,
2.80%, 8/15/2051
(a)(b)
550,000 550,000

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Ohio - 2.7% continued
Northeast Ohio Regional
Sewer District Series
2024, Revenue,
Refunding,
5.00%, 11/15/2029 $ 20,000 $ 21,660
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2034 25,000 24,312
Ohio State University (The)
Multiyear Debt Issuance
Program II, Series 2021A,
Revenue,
5.00%, 12/1/2034 70,000 76,558
5.00%, 12/1/2030 15,000 16,459
Ohio Turnpike &
Infrastructure
Commission Series
2018A, Revenue,
5.00%, 2/15/2037 50,000 51,468
Ohio Water Development
Authority Water Pollution
Control, Series 2020A,
Revenue,
5.00%, 6/1/2030 20,000 21,854
5.00%, 12/1/2030 40,000 43,634
5.00%, 6/1/2032 25,000 27,142
5.00%, 12/1/2033 130,000 140,412
5.00%, 6/1/2033 45,000 48,678
Ohio Water Development
Authority Drinking Water
Assistance, Series 2021A,
Revenue,
5.00%, 12/1/2038 35,000 37,536
Ohio Water Development
Authority Water Pollution
Control, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2029 20,000 21,677
5.00%, 12/1/2030 40,000 44,050
Ohio Water Development
Authority Water Pollution
Control, Series 2023B,
Revenue,
5.00%, 12/1/2038 30,000 32,924
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 12/1/2030 45,000 49,556
5.00%, 12/1/2033 75,000 85,196
Ohio Water Development
Authority Water Pollution
Control, Series 2024A,
Revenue,
5.00%, 12/1/2039 35,000 38,556
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Ohio - 2.7% continued
Ohio Water Development
Authority Water Pollution
Control, Series 2024B,
Revenue, Refunding,
5.00%, 6/1/2033 $ 15,000 $ 17,024
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2029 40,000 43,355
5.00%, 12/1/2031 95,000 106,101
5.00%, 12/1/2032 50,000 56,472
5.00%, 12/1/2033 75,000 85,501
Ohio Water Development
Authority Water Pollution
Control, Series 2025,
Revenue,
5.00%, 6/1/2035 65,000 74,822
5.00%, 12/1/2034 125,000 143,482
State of Ohio Higher
Education, Series 2025A,
G.O. Limited,
5.00%, 5/1/2029 50,000 53,602
State of Ohio Highway
Capital Improvement,
Series 2016S, G.O.
Unlimited,
5.00%, 5/1/2026 35,000 35,074
State of Ohio Infrastructure
Improvement, Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 9/1/2028 85,000 89,971
State of Ohio Common
School, Series 2019A,
G.O. Unlimited,
5.00%, 5/1/2027 15,000 15,407
5.00%, 6/15/2030 45,000 49,165
State of Ohio Higher
Education, Series 2021A,
G.O. Unlimited,
5.00%, 6/15/2030 90,000 98,330
5.00%, 5/1/2033 45,000 49,427
5.00%, 6/15/2032 10,000 11,046
5.00%, 5/1/2032 105,000 115,833
State of Ohio Infrastructure
Improvement, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 3/15/2035 20,000 22,399
5.00%, 9/1/2035 35,000 39,327
State of Ohio Infrastructure
Improvement, Series
2025A, G.O. Unlimited,
5.00%, 3/1/2036 30,000 34,220
State of Ohio Higher
Education, Series 2025C,
G.O. Unlimited,
5.00%, 11/1/2034 100,000 114,723

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Ohio - 2.7% continued
5.00%, 11/1/2039 $ 125,000 $ 138,324
State of Ohio Infrastructure
Improvement, Series
2026A, G.O. Unlimited,
5.00%, 3/1/2036 70,000 80,789
State of Ohio Highway
Capital Improvement,
Series V, G.O. Unlimited,
5.00%, 5/1/2031 20,000 20,923
State of Ohio Highway
Capital Improvement,
Series Z, G.O. Unlimited,
5.00%, 5/1/2037 50,000 57,248
State of Ohio Major New
Infrastructure Project,
Series 2019-1, Revenue,
5.00%, 12/15/2030 60,000 66,085
State of Ohio Adult
Correctional Building
Fund, Series 2025A,
Revenue,
5.00%, 10/1/2034 30,000 34,253
3,410,463
Oklahoma - 1 .1%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
5.00%, 9/1/2028 65,000 65,593
County of Oklahoma Series
2025, G.O. Limited,
5.00%, 11/1/2031 50,000 55,562
Grand River Dam Authority
Series 2016A, Revenue,
Refunding,
5.00%, 6/1/2032 55,000 55,767
5.00%, 6/1/2031 170,000 172,452
Grand River Dam Authority
Series 2023, Revenue,
5.00%, 6/1/2037 75,000 81,801
Oklahoma Capitol
Improvement Authority
State Highway Capital
Improvement, Series
2016, Revenue,
4.00%, 7/1/2032 100,000 100,351
Oklahoma Capitol
Improvement Authority
State Highway Capital
Improvement, Series
2016, Revenue,
Refunding,
5.00%, 7/1/2031 20,000 20,120
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Oklahoma - 1.1% continued
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2028 $ 90,000 $ 94,866
Oklahoma County Finance
Authority Midwest City-
Del City Public Schools
Project, Series 2024,
Revenue, BAM Insured,
5.00%, 10/1/2035 35,000 39,189
Oklahoma State University
Agricultural & Mechanical
Colleges University,
Series 2020A, Revenue,
Refunding,
5.00%, 9/1/2029 35,000 37,615
5.00%, 9/1/2031 65,000 70,824
5.00%, 9/1/2032 100,000 108,426
5.00%, 9/1/2026 5,000 5,046
Oklahoma Turnpike Authority
Turnpike System, Series
2017C, Revenue,
5.00%, 1/1/2035 130,000 131,751
Oklahoma Turnpike Authority
Turnpike System, Series
2018A, Revenue,
5.00%, 1/1/2032 55,000 55,830
5.00%, 1/1/2036 60,000 60,793
Oklahoma Turnpike Authority
Turnpike System, Series
2020A, Revenue,
Refunding,
5.00%, 1/1/2028 45,000 46,841
5.00%, 1/1/2027 80,000 81,480
University of Oklahoma (The)
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 7/1/2038 25,000 27,664
1,311,971
Oregon - 1 .1%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2036 20,000 20,016
City of Portland Sewer
System, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2033 15,000 16,956
City of Portland Water
System, Series 2024A,
Revenue, Refunding,
5.00%, 5/1/2031 25,000 27,680
City of Portland Sewer
System, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2034 15,000 17,142

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Oregon - 1.1% continued
Deschutes Public Library
District Series 2021, G.O.
Unlimited,
4.00%, 6/1/2034 $ 40,000 $ 41,576
Hillsboro School District
No. 1J Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 10,000 10,282
5.00%, 6/15/2032 30,000 30,765
5.00%, 6/15/2031 30,000 30,790
Multnomah County School
District No. 1J Portland,
Series 2023, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2027 10,000 10,294
5.00%, 6/15/2033 30,000 33,962
Oregon State Lottery Series
2022A, Revenue,
5.00%, 4/1/2036 35,000 38,371
5.00%, 4/1/2038 20,000 21,677
Oregon State Lottery Series
2023A, Revenue, Moral
Obligation,
5.00%, 4/1/2034 35,000 39,383
5.00%, 4/1/2035 30,000 33,557
5.00%, 4/1/2040 25,000 27,055
Oregon State Lottery
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2038 15,000 16,822
5.00%, 4/1/2039 150,000 166,768
5.00%, 4/1/2040 10,000 11,021
Oregon State Lottery Series
A, Revenue,
5.00%, 4/1/2034 35,000 35,687
5.00%, 4/1/2035 40,000 40,754
Salem-Keizer School District
No. 24J Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 30,000 31,563
5.00%, 6/15/2032 20,000 20,954
State of Oregon Article XI-Q
State Project, Series
2019A, G.O. Unlimited,
5.00%, 5/1/2030 20,000 21,397
5.00%, 5/1/2034 35,000 37,023
State of Oregon Article XI-Q
State Project, Series
2021A, G.O. Unlimited,
5.00%, 5/1/2032 85,000 93,906
5.00%, 5/1/2034 20,000 21,851
5.00%, 5/1/2033 30,000 32,985
State of Oregon Article XI-Q
State Project, Series
2023A, G.O. Unlimited,
5.00%, 5/1/2035 35,000 39,121
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Oregon - 1.1% continued
State of Oregon Article XI-Q
State Project, Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2036 $ 70,000 $ 79,622
5.00%, 5/1/2039 30,000 33,363
State of Oregon Department
of Transportation, Series
2022A, Revenue,
5.00%, 11/15/2037 40,000 44,059
State of Oregon Department
of Transportation, Series
2023A, Revenue,
5.00%, 11/15/2038 55,000 60,161
State of Oregon Department
of Transportation, Series
2024, Revenue,
5.00%, 5/15/2035 40,000 45,087
State of Oregon Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 11/15/2030 15,000 16,489
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2030 20,000 20,534
1,268,673
Pennsylvania - 3 .1%
City of Philadelphia Series
2025A, G.O. Unlimited,
5.00%, 8/1/2036 10,000 11,271
City of Philadelphia Water
& Wastewater, Series
2020A, Revenue,
Refunding,
5.00%, 11/1/2040 100,000 105,563
City of Philadelphia Water
& Wastewater, Series
2024C, Revenue, AG
Insured,
5.00%, 9/1/2037 35,000 39,100
5.00%, 9/1/2040 40,000 43,944
Commonwealth of
Pennsylvania Series 2016-
2, G.O. Unlimited,
5.00%, 9/15/2029 70,000 70,747
Commonwealth of
Pennsylvania Series 2020-
1, G.O. Unlimited,
5.00%, 5/1/2029 25,000 26,763
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2033 25,000 27,886
5.00%, 10/1/2032 45,000 50,459

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 3.1% continued
5.00%, 10/1/2026 $ 40,000 $ 40,497
5.00%, 10/1/2036 20,000 21,948
Commonwealth of
Pennsylvania Series 2024,
G.O. Unlimited,
5.00%, 8/15/2035 25,000 28,197
Commonwealth of
Pennsylvania Series 2024-
1, G.O. Unlimited,
5.00%, 8/15/2034 145,000 164,849
5.00%, 8/15/2039 30,000 33,019
Delaware Valley Regional
Finance Authority Series
1998A, Revenue, AMBAC
Insured,
5.50%, 8/1/2028 60,000 63,554
Delaware Valley Regional
Finance Authority Series
2002, Revenue,
5.75%, 7/1/2032 30,000 34,443
Pennsylvania Higher
Educational Facilities
Authority Drexel
University, Series 2020A,
Revenue, Refunding, AG
Insured,
4.00%, 5/1/2040 25,000 24,538
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
5.25%, 7/15/2029 10,000 10,771
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2030 90,000 91,302
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2029 85,000 86,307
5.00%, 12/1/2028 55,000 55,871
5.00%, 12/1/2031 75,000 75,963
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A3, Revenue,
Refunding,
5.00%, 12/1/2030 35,000 35,467
Pennsylvania Turnpike
Commission Turnpike,
Series 2016B, Revenue,
Refunding,
5.00%, 6/1/2027 35,000 35,122
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 3.1% continued
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2036 $ 10,000 $ 10,066
5.00%, 12/1/2032 35,000 36,167
5.00%, 12/1/2032 100,000 103,335
5.00%, 12/1/2035 60,000 61,706
Pennsylvania Turnpike
Commission Turnpike,
Series 2017A, Revenue,
AG Insured,
4.00%, 12/1/2037 75,000 75,228
Pennsylvania Turnpike
Commission Turnpike,
Series 2018A2, Revenue,
5.00%, 12/1/2038 75,000 77,944
Pennsylvania Turnpike
Commission Turnpike,
Series 2019A, Revenue,
5.00%, 12/1/2034 105,000 112,043
5.00%, 12/1/2032 100,000 106,882
5.00%, 12/1/2038 50,000 52,567
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
4.00%, 12/1/2036 75,000 76,084
5.00%, 12/1/2033 20,000 21,988
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
Refunding,
5.00%, 12/1/2034 20,000 21,749
Pennsylvania Turnpike
Commission Turnpike,
Series 2021C, Revenue,
Refunding,
4.00%, 12/1/2039 30,000 30,271
Pennsylvania Turnpike
Commission Turnpike,
Series 2022A, Revenue,
Refunding,
5.00%, 12/1/2033 55,000 61,501
5.00%, 12/1/2035 35,000 38,597
Pennsylvania Turnpike
Commission Turnpike,
Series 2023-1, Revenue,
Refunding,
5.00%, 12/1/2034 125,000 140,171
5.00%, 12/1/2036 90,000 99,303
5.00%, 12/1/2039 30,000 32,525
Pennsylvania Turnpike
Commission Turnpike,
Series 2023A, Revenue,
Refunding,
5.00%, 12/1/2037 80,000 88,278

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 3.1% continued
Pennsylvania Turnpike
Commission Turnpike,
Series 2024, Revenue,
Refunding,
5.00%, 12/1/2040 $ 40,000 $ 43,741
Pennsylvania Turnpike
Commission Turnpike,
Series 2024-1, Revenue,
Refunding,
5.00%, 6/1/2035 125,000 140,638
Pennsylvania Turnpike
Commission Turnpike,
Series 2024A, Revenue,
5.00%, 12/1/2034 20,000 22,500
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-1, Revenue,
Refunding,
5.00%, 12/1/2040 15,000 16,564
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-2, Revenue,
Refunding,
5.00%, 12/1/2036 20,000 22,511
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series A, Revenue,
Refunding,
5.00%, 12/1/2027 75,000 76,200
Pennsylvania Turnpike
Commission Turnpike,
Series B1, Revenue,
5.00%, 6/1/2037 100,000 101,816
Pennsylvania Turnpike
Commission Turnpike,
Series B2, Revenue,
Refunding, AG Insured,
5.00%, 6/1/2033 100,000 102,305
Philadelphia Authority for
Industrial Development
Lease, Series 2019,
Revenue, Refunding,
5.00%, 10/1/2030 20,000 21,803
School District of
Philadelphia (The) Series
2016F, G.O. Limited,
Refunding, State Aid
Withholding,
5.00%, 9/1/2033 35,000 35,289
School District of
Philadelphia (The) Series
2018A, G.O. Limited,
State Aid Withholding,
5.00%, 9/1/2038 25,000 25,829
School District of
Philadelphia (The) Series
2019A, G.O. Limited,
State Aid Withholding,
4.00%, 9/1/2036 150,000 151,454
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Pennsylvania - 3.1% continued
4.00%, 9/1/2039 $ 65,000 $ 64,345
School District of
Philadelphia (The) Series
2021A, G.O. Limited,
State Aid Withholding,
5.00%, 9/1/2032 35,000 38,352
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.00%, 6/1/2038 100,000 107,585
5.25%, 6/1/2040 75,000 80,992
5.25%, 6/1/2039 45,000 48,884
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County Hotel Room
Excise Tax, Series 2022A,
Revenue, Refunding, AG
Insured,
5.00%, 2/1/2034 45,000 49,082
Temple University of The
Commonwealth System
of Higher Education
Series 2025-1, Revenue,
Refunding, AG Insured,
5.00%, 4/1/2035 20,000 22,842
Westmoreland County
Municipal Authority
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 8/15/2039 100,000 109,382
3,706,100
Rhode Island - 0 .2%
Rhode Island Commerce
Corp. Garvee, Series
2016B, Revenue,
5.00%, 6/15/2029 15,000 15,066
5.00%, 6/15/2031 15,000 15,062
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2020A, Revenue,
5.00%, 5/15/2028 20,000 20,944
5.00%, 5/15/2032 100,000 107,290
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2024A, Revenue,
5.00%, 5/15/2035 80,000 88,593
State of Rhode Island Series
2022A, G.O. Unlimited,
5.00%, 8/1/2037 25,000 27,112
5.00%, 8/1/2040 5,000 5,350
279,417

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
South Carolina - 0 .5%
County of Charleston
Transportation, Series
2017C, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 11/1/2027 $ 15,000 $ 15,595
Greenville County School
District School Project,
Series 2023, Revenue,
Refunding,
5.00%, 12/1/2026 70,000 71,163
Lancaster County School
District Series 2017,
G.O. Unlimited, State
School District Credit
Enhancement Program,
3.25%, 3/1/2032 80,000 79,314
Patriots Energy Group
Financing Agency Series
2023B1, Revenue,
Refunding, Mandatory Put,
5.25%, 2/1/2054
(a)(b)
110,000 117,425
Richland County School
District No. 2 Series
2023A, G.O. Unlimited,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2035 20,000 22,034
South Carolina Public Service
Authority Series 2016A,
Revenue,
5.00%, 12/1/2037 50,000 50,102
5.00%, 12/1/2038 30,000 30,056
South Carolina Public Service
Authority Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2037 30,000 30,122
5.00%, 12/1/2038 15,000 15,061
South Carolina Public Service
Authority Series 2021B,
Revenue,
5.00%, 12/1/2040 30,000 31,669
South Carolina
Transportation
Infrastructure Bank
Series 2021B, Revenue,
Refunding,
5.00%, 10/1/2026 75,000 75,951
538,492
Tennessee - 1 .6%
City of Knoxville Wastewater
System, Series 2021A,
Revenue, Refunding,
5.00%, 4/1/2031 125,000 138,230
County of Blount Series
2016B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 25,000 25,086
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Tennessee - 1.6% continued
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2028 $ 105,000 $ 110,154
5.00%, 4/1/2031 95,000 99,185
5.00%, 4/1/2029 50,000 52,408
County of Hamilton Series
2024A, G.O. Unlimited,
5.00%, 8/1/2039 75,000 83,094
5.00%, 8/1/2040 50,000 55,088
County of Shelby Public
Improvement & School,
Series 2020B, G.O.
Unlimited,
4.00%, 4/1/2038 125,000 126,193
County of Shelby Public
Improvement & School,
Series 2025A, G.O.
Unlimited,
5.00%, 4/1/2031 10,000 11,039
Metropolitan Government
of Nashville & Davidson
County Series 2016, G.O.
Unlimited, Refunding,
5.00%, 1/1/2027 20,000 20,120
5.00%, 1/1/2028 75,000 75,449
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2018, G.O.
Unlimited,
5.00%, 7/1/2032 25,000 26,150
5.00%, 7/1/2026 55,000 55,346
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2018, G.O.
Unlimited, Refunding,
5.00%, 7/1/2030 35,000 36,759
Metropolitan Government
of Nashville & Davidson
County Series 2022A,
G.O. Unlimited,
5.00%, 1/1/2027 80,000 81,503
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024A, Revenue,
5.00%, 5/15/2039 165,000 181,862
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024B, Revenue,
Refunding,
5.00%, 5/15/2028 25,000 26,254

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Tennessee - 1.6% continued
Metropolitan Government
of Nashville & Davidson
County Water & Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 7/1/2031 $ 20,000 $ 22,165
5.00%, 7/1/2030 60,000 65,527
Metropolitan Nashville
Airport Authority (The)
Series 2026A, Revenue,
5.00%, 7/1/2039 25,000 27,721
State of Tennessee Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 20,000 20,299
5.00%, 11/1/2032 100,000 111,337
State of Tennessee Series
2023A, G.O. Unlimited,
5.00%, 5/1/2029 30,000 32,191
5.00%, 5/1/2032 40,000 45,022
5.00%, 5/1/2035 20,000 22,506
Tennergy Corp. Series 2024A,
Revenue, Mandatory Put,
5.00%, 10/1/2054
(a)(b)
160,000 167,728
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2021A,
Revenue, Mandatory Put,
5.00%, 5/1/2052
(a)(b)
30,000 31,718
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2023A1,
Revenue, Refunding,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
80,000 82,517
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2026A,
Revenue,
5.00%, 11/1/2034 80,000 85,365
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
2022A, Revenue, State
Aid Intercept,
5.00%, 11/1/2040 35,000 37,769
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
B, Revenue, Refunding,
State Aid Intercept,
5.00%, 11/1/2026 95,000 96,373
2,052,158
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14 .6%
Alamo Community College
District Series 2017, G.O.
Limited, Refunding,
5.00%, 8/15/2027 $ 175,000 $ 180,928
Alamo Community College
District Series 2025, G.O.
Limited, Refunding,
5.00%, 8/15/2026 50,000 50,468
Aldine Independent School
District Series 2014, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2040 30,000 32,559
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 70,000 71,541
5.00%, 2/15/2031 25,000 25,463
Aldine Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2037 50,000 55,217
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 90,000 91,981
5.00%, 2/15/2040 30,000 32,559
Arlington Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 60,000 62,777
Arlington Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2029 20,000 21,325
Austin Independent School
District School Building,
Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2028 90,000 94,995
5.00%, 8/1/2031 20,000 20,970
5.00%, 8/1/2027 75,000 77,471
Austin Independent School
District School Building,
Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2030 20,000 21,872
Austin Independent School
District School Building,
Series 2022B, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2027 50,000 51,647

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Austin Independent School
District School Building,
Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2029 $ 65,000 $ 69,948
5.00%, 8/1/2028 100,000 105,550
Austin Independent School
District School Building,
Series 2049, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2030 45,000 47,293
Board of Regents of the
University of Texas
System Series 2016E,
Revenue,
5.00%, 8/15/2027 85,000 87,832
Board of Regents of the
University of Texas
System Series 2017B,
Revenue,
5.00%, 8/15/2027 55,000 56,832
Board of Regents of the
University of Texas
System Series 2019A,
Revenue, Refunding,
5.00%, 8/15/2032 45,000 48,040
Board of Regents of the
University of Texas
System Series 2020A,
Revenue, Refunding,
5.00%, 8/15/2030 40,000 43,753
Board of Regents of the
University of Texas
System Series 2020C,
Revenue, Refunding,
5.00%, 8/15/2028 20,000 21,132
Board of Regents of the
University of Texas
System Series 2025A,
Revenue,
5.00%, 8/15/2027 65,000 67,165
City of Austin Public
Improvement, Series
2023, G.O. Limited,
Refunding,
5.00%, 9/1/2028 90,000 95,011
5.00%, 9/1/2029 40,000 43,012
5.00%, 9/1/2032 35,000 39,204
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2029 25,000 26,882
5.00%, 9/1/2032 50,000 56,006
City of Austin Series 2025,
G.O. Limited,
5.00%, 9/1/2032 95,000 106,411
5.00%, 9/1/2038 50,000 55,726
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
City of Austin Public
Improvement, Series
2025, G.O. Limited,
Refunding,
5.00%, 9/1/2030 $ 35,000 $ 38,256
5.00%, 9/1/2038 35,000 39,009
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2028 80,000 83,017
5.00%, 11/15/2029 25,000 25,910
City of Austin Electric Utility,
Series 2020A, Revenue,
Refunding,
5.00%, 11/15/2030 10,000 10,926
City of Austin Water &
Wastewater System,
Series 2021, Revenue,
5.00%, 11/15/2026 95,000 96,452
City of Austin Water &
Wastewater System,
Series 2022, Revenue,
Refunding,
5.00%, 11/15/2028 70,000 74,213
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
Refunding,
5.00%, 11/15/2033 55,000 62,119
City of Austin Electric Utility,
Series 2025, Revenue,
Refunding,
5.00%, 11/15/2027 15,000 15,578
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2030 130,000 132,531
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2032 125,000 132,193
5.00%, 2/15/2028 35,000 36,574
5.00%, 2/15/2027 95,000 97,033
5.00%, 2/15/2031 85,000 90,110
City of Dallas Series 2023A,
G.O. Limited, Refunding,
5.00%, 2/15/2033 85,000 95,358
5.00%, 2/15/2035 30,000 33,175
City of Dallas Series 2024A,
G.O. Limited,
5.00%, 2/15/2027 20,000 20,428
City of Dallas Series 2024B,
G.O. Limited,
5.00%, 2/15/2030 25,000 27,078
5.00%, 2/15/2033 30,000 33,656
5.00%, 2/15/2029 40,000 42,603
City of Dallas Series 2024B,
G.O. Limited, Refunding,
5.00%, 2/15/2032 25,000 27,821

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2027 $ 35,000 $ 35,749
5.00%, 2/15/2028 75,000 78,372
City of Dallas Series 2025,
G.O. Limited,
5.00%, 2/15/2028 15,000 15,674
City of Dallas Waterworks
& Sewer System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2028 65,000 65,733
5.00%, 10/1/2034 155,000 156,569
5.00%, 10/1/2029 45,000 45,498
City of Dallas Waterworks
& Sewer System, Series
2020C, Revenue,
Refunding,
5.00%, 10/1/2032 25,000 27,089
City of Denton Series 2024,
G.O. Limited,
5.00%, 2/15/2039 50,000 54,410
City of Denton Utility System,
Series 2017, Revenue,
5.00%, 12/1/2028 35,000 35,551
5.00%, 12/1/2027 25,000 25,384
5.00%, 12/1/2029 90,000 91,365
5.00%, 12/1/2032 35,000 35,482
5.00%, 12/1/2030 105,000 106,532
5.00%, 12/1/2031 105,000 106,487
5.00%, 12/1/2033 100,000 101,329
City of Houston Public
Improvement, Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2029 20,000 21,262
5.00%, 3/1/2031 80,000 84,644
City of Houston Public
Improvement, Series
2023A, G.O. Limited,
Refunding,
5.00%, 3/1/2033 75,000 83,632
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
4.00%, 11/15/2039 25,000 24,862
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2027 45,000 45,659
5.00%, 11/15/2026 80,000 81,207
5.00%, 11/15/2029 90,000 91,294
City of Houston Combined
Utility System, Series
2017B, Revenue,
Refunding,
5.00%, 11/15/2026 20,000 20,302
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
5.00%, 11/15/2028 $ 60,000 $ 62,204
5.00%, 11/15/2027 25,000 25,963
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2026 30,000 30,174
City of Houston Combined
Utility System, Series
2018D, Revenue,
Refunding,
5.00%, 11/15/2028 25,000 26,466
5.00%, 11/15/2027 10,000 10,385
City of Houston Combined
Utility System, Series
2020A, Revenue,
Refunding,
5.00%, 11/15/2032 10,000 10,856
City of Houston Airport
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2030 60,000 65,248
City of Houston Combined
Utility System, Series
2020C, Revenue,
Refunding,
5.00%, 11/15/2032 60,000 65,138
City of Houston Combined
Utility System, Series
2024A, Revenue,
Refunding,
5.00%, 11/15/2027 25,000 25,963
City of San Antonio General
Improvement, Series
2019, G.O. Limited,
Refunding,
5.00%, 8/1/2027 65,000 67,158
5.00%, 8/1/2029 65,000 69,710
5.00%, 8/1/2030 10,000 10,695
City of San Antonio Series
2024, G.O. Limited,
5.00%, 2/1/2035 45,000 50,493
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
4.00%, 2/1/2034 75,000 75,099
5.00%, 2/1/2029 15,000 15,110
5.00%, 2/1/2027 110,000 110,850
City of San Antonio Water
System, Series 2016C,
Revenue, Refunding,
5.00%, 5/15/2031 40,000 40,490
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2027 40,000 41,123
5.00%, 5/15/2028 140,000 146,885
5.00%, 5/15/2031 50,000 54,179

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
City of San Antonio Electric
& Gas Systems, Series
2023A, Revenue,
Refunding,
5.00%, 2/1/2039 $ 20,000 $ 21,756
5.00%, 2/1/2030 70,000 75,719
5.00%, 2/1/2035 25,000 27,860
5.00%, 2/1/2036 85,000 94,126
Clear Creek Independent
School District School
Building, Series 2025,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2034 25,000 28,329
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2029 10,000 10,715
5.00%, 8/15/2031 95,000 101,250
Collin County Community
College District Series
2024, Revenue,
5.00%, 8/15/2040 60,000 64,550
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2032 30,000 33,467
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2038 100,000 110,108
5.00%, 2/15/2039 25,000 27,347
Conroe Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2029 50,000 53,342
Conroe Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 45,000 49,682
Corpus Christi Independent
School District Series
2019, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2028 85,000 89,750
5.00%, 8/15/2030 25,000 26,352
County of Harris Toll Road,
Series 2020A, G.O.
Limited, Refunding,
5.00%, 10/1/2026 25,000 25,315
County of Harris Toll Road,
Series 2022A, G.O.
Limited, Refunding,
5.00%, 8/15/2029 15,000 16,122
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
County of Harris Toll Road,
Series 2007C, G.O.
Unlimited, Refunding, AG
Insured,
5.25%, 8/15/2027 $ 30,000 $ 31,117
5.25%, 8/15/2030 20,000 22,058
County of Harris Toll Road,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2030 40,000 43,729
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2029 45,000 46,871
5.00%, 8/15/2028 155,000 161,648
5.00%, 8/15/2033 50,000 51,715
County of Harris Toll Road,
Series 2021, Revenue,
Refunding,
5.00%, 8/15/2031 70,000 76,004
5.00%, 8/15/2028 65,000 68,541
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2030 35,000 38,138
County of Harris Toll Road,
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2028 55,000 57,996
5.00%, 8/15/2030 35,000 38,139
County of Montgomery
Series 2025A, G.O.
Limited, Refunding,
5.00%, 3/1/2029 85,000 90,387
County of Travis Series
2019A, G.O. Limited,
5.00%, 3/1/2029 25,000 26,577
5.00%, 3/1/2027 100,000 102,258
5.00%, 3/1/2032 25,000 26,393
County of Williamson Series
2020, G.O. Unlimited,
5.00%, 2/15/2029 25,000 26,505
5.00%, 2/15/2030 20,000 21,136
5.00%, 2/15/2028 35,000 36,561
5.00%, 2/15/2027 75,000 76,592
Cypress-Fairbanks
Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 30,000 31,809
Cypress-Fairbanks
Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
4.00%, 2/15/2038 45,000 45,459

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Cypress-Fairbanks
Independent School
District Series 2022, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2035 $ 70,000 $ 76,649
5.00%, 2/15/2036 35,000 38,099
Cypress-Fairbanks
Independent School
District Series 2022A,
G.O. Unlimited, PSF
Guaranty,
4.25%, 2/15/2038 25,000 25,628
Cypress-Fairbanks
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2033 35,000 39,292
5.00%, 2/15/2039 35,000 37,918
Cypress-Fairbanks
Independent School
District Series 2023A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2039 125,000 135,422
Cypress-Fairbanks
Independent School
District Series 2024B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2035 30,000 33,730
Cypress-Fairbanks
Independent School
District Series 2026, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2029 25,000 26,707
Dallas Area Rapid Transit
Series 2019, Revenue,
Refunding,
5.00%, 12/1/2031 10,000 10,732
Dallas College Series 2023,
G.O. Limited,
5.00%, 2/15/2030 45,000 48,758
5.00%, 2/15/2027 65,000 66,374
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2030 15,000 16,390
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2026 150,000 152,159
5.00%, 11/1/2031 40,000 43,558
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Dallas Fort Worth
International Airport
Series 2022B, Revenue,
Refunding,
5.00%, 11/1/2033 $ 40,000 $ 44,523
5.00%, 11/1/2037 85,000 92,359
Dallas Fort Worth
International Airport
Series 2023B, Revenue,
Refunding,
5.00%, 11/1/2035 90,000 100,321
Dallas Fort Worth
International Airport
Series 2024, Revenue,
Refunding,
5.00%, 11/1/2035 30,000 33,834
Dallas Independent School
District Series 2019B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2029 45,000 48,046
5.00%, 2/15/2030 75,000 79,870
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 70,000 71,541
Dallas Independent School
District Series 2023, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 85,000 93,453
5.00%, 2/15/2033 25,000 27,700
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 85,000 86,871
Dallas Independent School
District Series 2025C,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 35,000 37,369
5.00%, 2/15/2027 55,000 56,211
Denton Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2028 35,000 36,981
Ector County Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/15/2029 25,000 26,872
5.00%, 8/15/2027 70,000 72,342

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
El Paso Independent School
District School Building,
Series 2019, G.O.
Unlimited, PSF Guaranty,
4.00%, 8/15/2035 $ 75,000 $ 75,874
Forney Independent School
District School Building,
Series 2022B, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 50,000 53,883
5.00%, 8/15/2035 15,000 16,263
Forney Independent School
District School Building,
Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 10,000 10,762
Fort Bend Independent
School District Series
2019B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2028 35,000 36,593
5.00%, 2/15/2029 40,000 41,714
Fort Bend Independent
School District Series
2022A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2027 15,000 15,506
Fort Bend Independent
School District Series
2024A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 25,000 26,889
5.00%, 8/15/2028 30,000 31,677
Galveston Independent
School District Series
2022, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/1/2035 60,000 63,915
5.00%, 2/1/2036 50,000 53,068
Grand Parkway
Transportation Corp. Tela
Supported, Series 2018A,
Revenue,
5.00%, 10/1/2032 150,000 155,869
Gregory-Portland
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 40,000 41,761
Harris County Cultural
Education Facilities
Finance Corp. Thermal
Utility Teco Project,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2033 30,000 30,807
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Harris County Flood Control
District Improvement,
Series 2022A, G.O.
Limited, Refunding,
5.25%, 10/1/2037 $ 45,000 $ 49,554
Harris County Flood Control
District Contract, Series
2025A, G.O. Limited,
Refunding,
5.00%, 9/15/2027 50,000 51,787
Harris County Flood Control
District Contract, Series
2017A, Revenue,
Refunding,
5.00%, 10/1/2032 20,000 20,564
5.00%, 10/1/2034 25,000 25,642
Houston Independent School
District Series 2018, G.O.
Limited,
5.00%, 7/15/2031 80,000 83,639
Houston Independent School
District Series 2025A,
G.O. Limited, Refunding,
PSF Guaranty,
5.00%, 2/15/2032 55,000 61,387
Houston Independent School
District Series 2025B,
G.O. Limited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 45,000 45,967
Hurst-Euless-Bedford
Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2039 130,000 142,082
Irving Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2040 40,000 42,696
Katy Independent School
District School Building,
Series 2017, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 35,000 35,470
Klein Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2034 40,000 44,738
Lamar Consolidated
Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2040 60,000 64,125
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2027 40,000 41,366
5.00%, 8/15/2029 50,000 53,811

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
5.00%, 8/15/2031 $ 25,000 $ 26,671
5.00%, 8/15/2032 40,000 42,543
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2028 80,000 84,737
5.00%, 8/15/2027 60,000 62,049
Lone Star College System
Series 2016, G.O. Limited,
Pre-Refunded,
4.00%, 2/15/2038
(c)
35,000 35,173
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2028 20,000 20,040
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2037 60,000 60,898
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue, Refunding,
5.00%, 5/15/2031 50,000 53,836
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2022,
Revenue, Refunding,
5.00%, 5/15/2036 95,000 101,638
5.00%, 5/15/2037 50,000 53,190
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2030 40,000 43,280
5.00%, 5/15/2035 75,000 82,865
5.00%, 5/15/2038 60,000 65,182
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2039 40,000 42,944
5.00%, 5/15/2038 35,000 37,795
Marble Falls Independent
School District Series
2025, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2041 45,000 49,131
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Matagorda County
Navigation District
No. 1 AEP Texas, Inc.,
Series 2005A, Revenue,
Refunding, AMBAC
Insured,
4.40%, 5/1/2030 $ 45,000 $ 46,739
Metropolitan Transit
Authority of Harris
County Sales & Use Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 11/1/2026 135,000 136,999
Metropolitan Transit
Authority of Harris County
Sales & Use Tax, Series
2018, Revenue,
5.00%, 11/1/2027 30,000 31,182
Midland Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 25,000 26,152
New Braunfels Independent
School District Series
2022B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2034 25,000 27,479
North East Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 25,000 25,820
North Harris County
Regional Water Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2027 40,000 40,634
5.00%, 12/15/2029 25,000 25,374
5.00%, 12/15/2030 135,000 136,912
5.00%, 12/15/2033 35,000 35,457
5.00%, 12/15/2031 55,000 55,759
5.00%, 12/15/2032 45,000 45,596
North Texas Tollway
Authority System,
Series 2019B, Revenue,
Refunding,
5.00%, 1/1/2029 30,000 31,778
North Texas Tollway
Authority System,
Series 2021B, Revenue,
Refunding,
5.00%, 1/1/2030 85,000 91,479
North Texas Tollway
Authority System,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2029 40,000 42,458

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
North Texas Tollway
Authority System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2029 $ 40,000 $ 42,458
North Texas Tollway
Authority System, Series
A, Revenue, Refunding,
5.00%, 1/1/2032 75,000 76,147
5.00%, 1/1/2034 30,000 33,915
5.00%, 1/1/2035 65,000 65,864
North Texas Tollway
Authority System, Series
B, Revenue, Refunding,
5.00%, 1/1/2032 150,000 152,172
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2030 55,000 56,671
5.00%, 8/15/2031 95,000 97,761
Northwest Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2036 55,000 59,900
Pecos Barstow Toyah
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 35,000 36,593
5.00%, 2/15/2031 30,000 31,189
Permanent University Fund
- University of Texas
System Series 2022A,
Revenue,
5.00%, 7/1/2027 45,000 46,408
Permanent University Fund
- University of Texas
System Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2031 40,000 44,272
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2027 25,000 25,760
Pflugerville Independent
School District Series
2023A, G.O. Unlimited,
5.00%, 2/15/2033 30,000 33,102
5.00%, 2/15/2034 45,000 49,421
Plano Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2028 35,000 36,607
5.00%, 2/15/2034 70,000 77,407
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Plano Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2029 $ 30,000 $ 32,039
Port Authority of Houston
of Harris County Series
2020A2, G.O. Unlimited,
Refunding,
5.00%, 10/1/2029 10,000 10,733
5.00%, 10/1/2027 10,000 10,362
5.00%, 10/1/2032 15,000 16,228
Round Rock Independent
School District Series
2019A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 175,000 180,811
5.00%, 8/1/2031 35,000 37,330
Round Rock Independent
School District Series
2025B, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/1/2038 95,000 105,458
San Antonio Independent
School District School
Building, Series 2015,
G.O. Unlimited, Refunding,
PSF Guaranty,
4.00%, 2/15/2040 30,000 29,999
San Antonio Independent
School District School
Building, Series 2019,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2030 60,000 63,116
San Antonio Independent
School District School
Building, Series 2025,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 8/15/2028 35,000 36,956
Spring Branch Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/1/2030 20,000 21,697
Spring Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2040 75,000 82,101
State of Texas Transportation
Commission, Series
2016A, G.O. Unlimited,
5.00%, 4/1/2027 25,000 25,048
5.00%, 4/1/2030 20,000 20,040

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
State of Texas Transportation
Commission, Series 2025,
G.O. Unlimited, Refunding,
5.00%, 10/1/2040 $ 100,000 $ 110,583
State of Texas Water
Financial Assistance,
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 8/1/2039 25,000 27,546
State of Texas Transportation
Commission, Series B,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 120,000 124,063
Tarrant County College
District Series 2022, G.O.
Limited,
5.00%, 8/15/2033 50,000 55,097
5.00%, 8/15/2034 25,000 27,439
Texas Department of
Transportation State
Highway Fund, Series
2008, Revenue,
5.25%, 4/1/2027 40,000 41,095
Texas Department of
Transportation State
Highway Fund, Series
2024, Revenue,
Refunding,
5.00%, 10/1/2030 35,000 38,318
Texas Municipal Gas
Acquisition & Supply
Corp. I Gas Supply, Series
2006A, Revenue,
5.25%, 12/15/2026 70,000 71,123
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 90,000 94,433
5.00%, 12/15/2032 60,000 64,204
Texas Municipal Gas
Acquisition & Supply
Corp. IV Gas Supply,
Series 2023B, Revenue,
Mandatory Put,
5.50%, 1/1/2054
(a)(b)
60,000 65,504
Texas Municipal Power
Agency Series 2021,
Revenue, Refunding, AG
Insured,
3.00%, 9/1/2039 60,000 51,248
Texas Public Finance
Authority Facilities
Commission, Series 2019,
Revenue, Refunding,
5.00%, 2/1/2028 75,000 78,388
5.00%, 2/1/2029 35,000 37,150
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Texas State Technical
College Financing System
Improvement, Series
2022A, Revenue, AG
Insured,
5.25%, 8/1/2034 $ 45,000 $ 50,241
Texas State University
System Series 2017A,
Revenue, Refunding,
5.00%, 3/15/2031 30,000 30,578
Texas State University
System Series 2024,
Revenue, Refunding,
5.00%, 3/15/2038 70,000 76,997
Texas Tech University
System Series 2023A,
Revenue,
5.00%, 2/15/2036 25,000 27,471
Texas Transportation
Commission Series 2024,
G.O. Unlimited, Refunding,
5.00%, 4/1/2029 30,000 32,012
5.00%, 4/1/2027 75,000 76,884
5.00%, 4/1/2039 40,000 43,575
Texas Transportation
Commission Central
Turnpike System, Series
2024C, Revenue,
Refunding,
5.00%, 8/15/2037 25,000 27,480
Texas Transportation
Finance Corp. SH 288
System Toll, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2039 65,000 71,767
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2028 45,000 46,709
5.00%, 4/15/2027 20,000 20,521
5.00%, 4/15/2030 30,000 31,044
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2031 55,000 56,576
Texas Water Development
Board State Water
Implementation, Series
2018A, Revenue,
5.00%, 10/15/2027 70,000 72,673
5.00%, 10/15/2028 60,000 62,973
5.00%, 10/15/2029 50,000 52,364
5.00%, 10/15/2031 100,000 104,308

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Texas Water Development
Board State Water
Implementation, Series
2018B, Revenue,
5.00%, 10/15/2028 $ 60,000 $ 63,672
5.00%, 4/15/2029 50,000 52,964
5.00%, 4/15/2030 80,000 84,535
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2028 70,000 73,962
5.00%, 8/1/2033 60,000 63,838
5.00%, 8/1/2039 70,000 72,941
Texas Water Development
Board State Revolving
Fund, Series 2020,
Revenue,
5.00%, 8/1/2027 100,000 103,321
5.00%, 8/1/2028 75,000 79,245
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2027 45,000 46,494
5.00%, 8/1/2028 35,000 36,981
5.00%, 8/1/2033 30,000 32,989
5.00%, 8/1/2032 65,000 71,794
Texas Water Development
Board Master Trust,
Series 2022, Revenue,
4.50%, 10/15/2037 40,000 42,126
5.00%, 10/15/2034 115,000 127,844
5.00%, 8/1/2037 40,000 43,535
Texas Water Development
Board State Water
Implementation, Series
2023A, Revenue,
5.00%, 10/15/2028 35,000 37,142
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
4.00%, 10/15/2039 50,000 50,495
5.00%, 10/15/2028 25,000 26,530
Tomball Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2027 50,000 51,096
Tomball Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 65,000 66,425
Trinity River Authority Central
Regional Wastewater
System, Series 2017,
Revenue, Refunding,
5.00%, 8/1/2027 30,000 30,988
5.00%, 8/1/2030 80,000 82,325
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Texas - 14.6% continued
Trinity River Authority Central
Regional Wastewater
System, Series 2018,
Revenue, Refunding,
5.00%, 8/1/2028 $ 45,000 $ 47,425
Trinity River Authority Central
Regional Wastewater
System, Series 2019,
Revenue, Refunding,
5.00%, 8/1/2029 15,000 16,106
University of Houston
Series 2017A, Revenue,
Refunding,
5.00%, 2/15/2028 20,000 20,037
5.00%, 2/15/2036 25,000 25,016
University of Houston
Series 2020A, Revenue,
Refunding,
5.00%, 2/15/2027 95,000 96,999
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2027 115,000 117,420
5.00%, 2/15/2040 70,000 74,273
University of North Texas
Series 2017A, Revenue,
Refunding,
5.00%, 4/15/2032 30,000 30,590
17,405,253
Utah - 1 .7%
Intermountain Power
Agency Power Supply,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2033 145,000 157,971
5.00%, 7/1/2040 150,000 158,490
5.00%, 7/1/2035 90,000 97,204
5.00%, 7/1/2039 85,000 90,105
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2034 125,000 137,683
5.00%, 7/1/2032 75,000 83,485
5.00%, 7/1/2036 55,000 59,719
5.00%, 7/1/2039 30,000 32,111
Nebo School District Series
2022, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 7/1/2027 35,000 36,087
State of Utah Series 2019,
G.O. Unlimited,
5.00%, 7/1/2031 25,000 26,554
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2027 40,000 41,237
State of Utah Series 2020B,
G.O. Unlimited,
5.00%, 7/1/2028 45,000 47,466

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Utah - 1.7% continued
University of Utah (The)
Series 2017A, Revenue,
Refunding, State
Appropriation,
5.00%, 8/1/2030 $ 35,000 $ 35,995
5.00%, 8/1/2031 25,000 25,681
University of Utah (The)
Series 2022B, Revenue,
5.00%, 8/1/2035 70,000 77,103
5.00%, 8/1/2036 25,000 27,365
5.00%, 8/1/2039 45,000 48,479
University of Utah (The)
Series 2023A, Revenue,
5.00%, 8/1/2040 25,000 26,839
5.00%, 8/1/2039 85,000 91,572
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.25%, 6/1/2033 75,000 83,981
5.50%, 6/1/2040 25,000 27,427
Utah Transit Authority
Series 2006C, Revenue,
Refunding, AG Insured,
5.25%, 6/15/2032 85,000 93,786
Utah Transit Authority
Series 2007A, Revenue,
Refunding, NATL Insured,
5.00%, 6/15/2035 40,000 45,533
Utah Transit Authority
Series 2016, Revenue,
Refunding,
3.00%, 12/15/2027 75,000 75,024
Utah Transit Authority
Series 2018-2, Revenue,
Refunding, BAM Insured,
5.00%, 12/15/2040 10,000 10,257
Utah Transit Authority
Series 2024, Revenue,
Refunding,
5.00%, 6/15/2040 160,000 174,645
5.00%, 6/15/2034 30,000 34,190
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2026 65,000 66,151
5.00%, 12/15/2031 40,000 44,637
1,956,777
Virginia - 0 .7%
County of Fairfax Public
Improvement, Series
2019A, G.O. Unlimited,
State Aid Withholding,
5.00%, 10/1/2030 30,000 32,001
County of Fairfax Public
Improvement, Series
2021A, G.O. Unlimited,
State Aid Withholding,
4.00%, 10/1/2026 25,000 25,192
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Virginia - 0.7% continued
County of Loudoun Series
2020A, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/1/2029 $ 30,000 $ 32,539
County of Loudoun Series
2024A, G.O. Unlimited,
5.00%, 12/1/2026 35,000 35,591
Loudoun County Economic
Development Authority
Public Facilities Lease,
Series 2020A, Revenue,
Refunding,
3.00%, 12/1/2036 90,000 82,991
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2017C,
Revenue,
3.00%, 2/1/2032 50,000 49,185
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2020A,
Revenue,
5.00%, 2/1/2027 105,000 107,190
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2021A,
Revenue,
4.00%, 2/1/2033 25,000 25,877
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2022A,
Revenue,
5.00%, 2/1/2038 30,000 32,332
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2023A,
Revenue,
5.00%, 2/1/2037 15,000 16,425
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2024A,
Revenue,
5.00%, 2/1/2039 15,000 16,480
Virginia Commonwealth
Transportation Board
Federal Highway
Transportation Grant,
Series 2016, Revenue,
5.00%, 9/15/2028 40,000 40,436

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Virginia - 0.7% continued
Virginia Public Building
Authority Public Facilities,
Series 2020A, Revenue,
5.00%, 8/1/2034 $ 85,000 $ 91,683
Virginia Public Building
Authority Public Facilities,
Series 2022A, Revenue,
4.00%, 8/1/2039 75,000 75,328
5.00%, 8/1/2033 75,000 83,860
747,110
Washington - 5 .2%
Auburn School District No.
408 of King & Pierce
Counties Series 2018,
G.O. Unlimited, School
Bond Guaranty,
5.00%, 12/1/2029 65,000 67,682
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor Vehicle
Excise Tax, Series
2016S1, Revenue,
5.00%, 11/1/2029 45,000 45,667
5.00%, 11/1/2028 150,000 152,223
5.00%, 11/1/2031 150,000 152,109
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor Vehicle
Excise Tax, Series 2021S,
Revenue, Refunding,
5.00%, 11/1/2028 50,000 53,100
City of Seattle Municipal
Light & Power, Series
2017C, Revenue,
Refunding,
5.00%, 9/1/2030 120,000 123,847
City of Seattle Municipal
Light & Power, Series
2020A, Revenue,
5.00%, 7/1/2026 115,000 115,730
City of Seattle Municipal
Light & Power, Series
2023A, Revenue,
Refunding,
5.00%, 3/1/2034 55,000 61,700
5.00%, 3/1/2038 30,000 32,814
City of Seattle Municipal
Light & Power, Series
2025, Revenue,
Refunding,
5.00%, 2/1/2039 50,000 55,739
Clark County School District
No. 114 Evergreen, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 95,000 101,594
5.00%, 12/1/2031 30,000 31,988
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.2% continued
Clark County School District
No. 114 Evergreen, Series
2020, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 $ 50,000 $ 54,425
Clark County School District
No. 37 Vancouver, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2033 80,000 84,698
County of King Series 2017,
G.O. Limited, Refunding,
4.00%, 7/1/2031 45,000 45,564
County of King Series 2019,
G.O. Limited,
5.00%, 1/1/2032 70,000 74,298
County of King Sewer, Series
2018B, Revenue,
5.00%, 7/1/2028 50,000 52,706
County of King Sewer,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2033 55,000 62,002
Energy Northwest Columbia
Generating Station
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 7/1/2028 40,000 40,251
Energy Northwest Columbia
Generating Station
Electric, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2033 70,000 73,137
Energy Northwest Columbia
Generating Station
Electric, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2035 35,000 36,978
5.00%, 7/1/2036 80,000 84,159
Energy Northwest Columbia
Generating Station
Electric, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2033 55,000 59,476
5.00%, 7/1/2039 70,000 73,887
Energy Northwest Columbia
Generating Station
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2033 75,000 83,623
Energy Northwest Columbia
Generating Station
Electric, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2039 50,000 54,970
Energy Northwest Project 1
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2040 25,000 27,567

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.2% continued
FYI Properties State of
Washington DIS Project,
Series 2019, Revenue,
Refunding,
5.00%, 6/1/2030 $ 125,000 $ 130,921
5.00%, 6/1/2029 25,000 26,218
King County School District
No. 401 Highline, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2031 140,000 142,293
5.00%, 12/1/2028 90,000 91,528
King County School District
No. 403 Renton, Series
2023, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2035 50,000 55,272
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2027 40,000 40,648
5.00%, 12/1/2030 175,000 177,925
5.00%, 12/1/2028 50,000 50,849
5.00%, 12/1/2029 155,000 157,621
5.00%, 12/1/2026 60,000 61,001
King County School District
No. 411 Issaquah, Series
2016, G.O. Unlimited,
School Bond Guaranty,
4.00%, 12/1/2031 65,000 65,098
King County School District
No. 411 Issaquah, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2032 55,000 55,875
King County School District
No. 412 Shoreline, Series
2018, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2031 65,000 68,702
King County School District
No. 414 Lake Washington,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 120,000 123,483
5.00%, 12/1/2031 40,000 41,137
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2034 50,000 51,294
5.00%, 12/1/2028 135,000 138,981
5.00%, 12/1/2031 150,000 154,266
5.00%, 12/1/2032 145,000 149,005
5.00%, 12/1/2030 100,000 102,902
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.2% continued
Pierce County School District
No. 320 Sumner, Series
2025, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2038 $ 105,000 $ 117,172
Pierce County School District
No. 403 Bethel, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2032 30,000 31,948
5.00%, 12/1/2035 80,000 84,443
Port of Seattle Series 2024A,
Revenue, Refunding,
5.00%, 3/1/2028 55,000 57,539
Snohomish County Public
Utility District No. 1
Electric System, Series
2025B, Revenue,
Refunding,
5.00%, 12/1/2039 125,000 138,832
Spokane County School
District No. 356 Central
Valley, Series 2018, G.O.
Unlimited, School Bond
Guaranty,
4.00%, 12/1/2034 90,000 90,963
Spokane County School
District No. 81 Spokane,
Series 2019, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2034 40,000 42,295
Spokane County School
District No. 81 Spokane,
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2028 30,000 31,075
State of Washington Series
2017A, G.O. Unlimited,
5.00%, 8/1/2033 40,000 40,279
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2033 40,000 40,721
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2031 60,000 61,822
5.00%, 8/1/2030 55,000 56,714
5.00%, 8/1/2029 145,000 149,634
5.00%, 8/1/2038 40,000 40,950
State of Washington Series
2018C, G.O. Unlimited,
5.00%, 2/1/2032 110,000 114,368
5.00%, 2/1/2035 105,000 108,655
State of Washington Series
2018V, G.O. Unlimited,
5.00%, 2/1/2028 25,000 26,115

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.2% continued
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2036 $ 25,000 $ 26,022
State of Washington Series
2019C, G.O. Unlimited,
5.00%, 2/1/2039 45,000 46,922
5.00%, 2/1/2037 60,000 62,851
State of Washington Series
2020A, G.O. Unlimited,
5.00%, 8/1/2027 70,000 72,296
5.00%, 8/1/2029 30,000 32,304
5.00%, 8/1/2034 35,000 37,246
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2028 55,000 57,454
5.00%, 2/1/2032 25,000 27,049
State of Washington Series
2021A, G.O. Unlimited,
5.00%, 8/1/2032 30,000 32,702
5.00%, 8/1/2034 40,000 43,154
State of Washington Series
2021C, G.O. Unlimited,
5.00%, 2/1/2029 35,000 37,330
5.00%, 2/1/2028 55,000 57,454
State of Washington Series
2023B, G.O. Unlimited,
5.00%, 2/1/2027 100,000 102,070
5.00%, 2/1/2035 25,000 27,846
State of Washington Series
2024A, G.O. Unlimited,
5.00%, 8/1/2033 25,000 28,317
State of Washington Series
2024C, G.O. Unlimited,
5.00%, 2/1/2027 135,000 137,795
State of Washington Series
R-2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 30,000 30,209
State of Washington Series
R-2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 25,000 25,175
State of Washington Series
R-2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 10,000 10,321
5.00%, 8/1/2031 30,000 30,911
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2029 25,000 25,799
State of Washington Series
R-2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 55,000 55,458
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Washington - 5.2% continued
State of Washington Series
R-2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 $ 5,000 $ 5,042
6,032,205
West Virginia - 1 .8%
State of West Virginia Series
2018A, G.O. Unlimited,
5.00%, 12/1/2028 30,000 31,537
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2032 30,000 31,369
5.00%, 12/1/2030 115,000 120,537
5.00%, 12/1/2031 150,000 157,046
5.00%, 6/1/2027 95,000 97,726
5.00%, 6/1/2033 125,000 130,470
5.00%, 12/1/2040 15,000 15,408
State of West Virginia Series
2018D, G.O. Unlimited,
5.00%, 6/1/2031 115,000 120,420
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 6/1/2029 30,000 32,193
5.00%, 12/1/2028 70,000 74,388
5.00%, 6/1/2031 60,000 64,032
5.00%, 6/1/2030 170,000 181,970
5.00%, 6/1/2028 70,000 73,624
5.00%, 12/1/2030 100,000 106,925
5.00%, 12/1/2031 130,000 138,685
5.00%, 12/1/2032 55,000 58,521
5.00%, 6/1/2033 95,000 100,869
5.00%, 12/1/2033 75,000 79,516
5.00%, 6/1/2035 175,000 184,699
5.00%, 6/1/2034 165,000 174,628
5.00%, 12/1/2036 35,000 36,737
West Virginia Commissioner
of Highways Surface
Transporation
Improvements, Series
2017A, Revenue,
5.00%, 9/1/2028 50,000 51,594
West Virginia Parkways
Authority Series 2021,
Revenue,
5.00%, 6/1/2037 20,000 21,419
2,084,313
Wisconsin - 1 .6%
County of Dane Series
2024A, G.O. Unlimited,
4.00%, 6/1/2026 15,000 15,038
Madison Metropolitan School
District Series 2025A,
G.O. Unlimited,
5.00%, 3/1/2039 65,000 71,198
State of Wisconsin Series
2016-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 25,000 25,052

Northern Trust Intermediate Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Wisconsin - 1.6% continued
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 $ 30,000 $ 30,444
State of Wisconsin Series
2020A, G.O. Unlimited,
4.00%, 5/1/2029 70,000 71,732
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2031 45,000 48,013
5.00%, 5/1/2030 90,000 96,255
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 60,000 61,635
5.00%, 5/1/2031 85,000 92,403
5.00%, 5/1/2028 30,000 31,510
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 85,000 89,280
State of Wisconsin Series
2022A, G.O. Unlimited,
5.00%, 5/1/2034 45,000 49,289
5.00%, 5/1/2035 60,000 65,336
State of Wisconsin Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 60,000 63,021
State of Wisconsin Series
2023A, G.O. Unlimited,
5.00%, 5/1/2035 80,000 88,342
State of Wisconsin Series
2023B, G.O. Unlimited,
5.00%, 5/1/2028 45,000 47,266
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 65,000 66,771
5.00%, 5/1/2030 50,000 54,585
State of Wisconsin Series
2024C, G.O. Unlimited,
5.00%, 5/1/2027 40,000 41,090
State of Wisconsin Series
2025-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 85,000 87,316
State of Wisconsin Series
2025-3, G.O. Unlimited,
Refunding,
5.00%, 5/1/2033 100,000 113,275
State of Wisconsin Series
2025A, G.O. Unlimited,
5.00%, 5/1/2036 30,000 33,674
State of Wisconsin Series
2025B, G.O. Unlimited,
5.00%, 5/1/2027 35,000 35,954
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.7% continued
Wisconsin - 1.6% continued
State of Wisconsin
Transportation, Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2027 $ 90,000 $ 92,818
State of Wisconsin
Transportation, Series
2023I, Revenue,
Refunding,
5.00%, 7/1/2034 145,000 162,961
State of Wisconsin
Transportation, Series
2024-2, Revenue,
Refunding,
5.00%, 7/1/2031 80,000 88,700
5.00%, 7/1/2032 40,000 44,933
State of Wisconsin
Environmental
Improvement Fund,
Series 2024A, Revenue,
5.00%, 6/1/2033 50,000 56,271
State of Wisconsin
Transportation, Series
2025-1, Revenue,
Refunding,
5.00%, 7/1/2027 30,000 30,939
1,855,101
Total Municipal Bonds
(Cost $119,461,530) 118,528,446
Total Investments - 98.7%
(Cost $119,461,530) 118,528,446
Other assets less liabilities - 1.3% 1,607,854
NET ASSETS - 100.0% $120,136,300
(a)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of March 31, 2026.
(b)
Maturity date represents the puttable date.
(c)
Pre-refunded security. Maturity date disclosed is earliest
of the next put date or final maturity date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .7%
Others
(1)
1 .3
100 .0%
(1)
Includes any other net assets/(liabilities).

Northern Trust Intermediate Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 118,528 $ — $ 118,528
Total
Investments $ — $118,528 $ — $118,528
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Short-Term Tax-Exempt Bond ETF

SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .6%
Alabama - 3 .8%
Alabama Corrections
Institution Finance
Authority Series 2022A,
Revenue,
5.00%, 7/1/2028 $ 65,000 $ 68,194
Alabama Federal Aid
Highway Finance
Authority Series 2025B,
Revenue, Refunding,
5.00%, 9/1/2030 20,000 21,918
5.00%, 9/1/2026 105,000 106,100
Alabama Highway Authority
Series 2025, Revenue, AG
Insured,
5.00%, 9/1/2030 200,000 219,160
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2027 60,000 62,259
5.00%, 11/1/2029 30,000 32,386
5.00%, 11/1/2028 60,000 63,565
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053
(a)(b)
170,000 178,342
Black Belt Energy Gas
District Gas Project,
Series 2022E, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
100,000 103,980
Black Belt Energy Gas
District Gas Project,
Series 2023A, Revenue,
Mandatory Put,
5.25%, 1/1/2054
(a)(b)
150,000 159,091
Black Belt Energy Gas
District Gas Project,
Series 2023B, Revenue,
Mandatory Put,
5.25%, 12/1/2053
(a)(b)
175,000 186,784
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049
(a)(b)
140,000 147,200
Black Belt Energy Gas District
Gas Project, Series
2025E, Revenue,
5.00%, 5/1/2030 110,000 115,218
5.00%, 5/1/2029 150,000 155,615
Black Belt Energy Gas District
Gas Project, Series 2025F,
Revenue,
5.00%, 12/1/2030 200,000 212,055
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Alabama - 3.8% continued
Black Belt Energy Gas District
Gas Project, Series
2026B, Revenue,
5.00%, 12/1/2030 $ 50,000 $ 52,772
County of Jefferson
Series 2017, Revenue,
Refunding,
5.00%, 9/15/2026 60,000 60,627
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053
(a)(b)
180,000 193,573
Southeast Energy Authority
A Cooperative District
Project No. 1, Series
2021A, Revenue,
Mandatory Put,
4.00%, 11/1/2051
(a)(b)
150,000 152,639
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
Mandatory Put,
5.50%, 1/1/2053
(a)(b)
280,000 298,011
Southeast Energy Authority
A Cooperative District
Project No. 4, Series
2022B1, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
105,000 108,783
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025E, Revenue,
5.00%, 10/1/2030 175,000 185,687
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 250,000 265,890
State of Alabama Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 15,000 15,120
3,164,969
Alaska - 0 .3%
Borough of North Slope
Series 2025, G.O.
Unlimited,
5.00%, 6/30/2028 50,000 52,601
State of Alaska Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2029 55,000 59,169
State of Alaska Series 2025A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2026 70,000 70,583
182,353

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Arizona - 1 .1%
Arizona Board of Regents
University of Arizona
System, Series 2016,
Revenue, Refunding,
5.00%, 6/1/2029 $ 95,000 $ 95,378
Arizona Board of Regents
University of Arizona
System, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2029 100,000 107,033
Arizona Department of
Transportation Series
2023, Revenue,
Refunding,
5.00%, 7/1/2029 110,000 118,265
5.00%, 7/1/2026 75,000 75,472
City of Phoenix Civic
Improvement Corp. Water
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2029 20,000 20,127
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017D,
Revenue, Refunding,
5.00%, 7/1/2028 10,000 10,308
5.00%, 7/1/2026 75,000 75,453
5.00%, 7/1/2030 20,000 20,583
City of Phoenix Civic
Improvement Corp.
Wastewater, Series 2023,
Revenue,
5.00%, 7/1/2028 15,000 15,815
Gilbert Water Resource
Municipal Property Corp.
Waterworks & Sewer
System, Series 2022,
Revenue,
5.00%, 7/15/2028 10,000 10,554
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2029 35,000 36,677
Maricopa County Union High
School District No. 210
Project of 2023, Series
2024A, G.O. Unlimited,
5.00%, 7/1/2026 90,000 90,569
Maricopa County Union High
School District No. 210
Project of 2023, Series
2025B, G.O. Unlimited,
5.00%, 7/1/2030 25,000 27,358
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Arizona - 1.1% continued
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2029 $ 70,000 $ 71,230
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2017A, Revenue,
Refunding,
5.00%, 1/1/2030 20,000 20,817
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2019A, Revenue,
5.00%, 1/1/2030 95,000 103,129
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2020A, Revenue,
Refunding,
5.00%, 1/1/2028 20,000 20,864
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2021A, Revenue,
Refunding,
5.00%, 1/1/2029 10,000 10,653
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2024A, Revenue,
5.00%, 1/1/2030 10,000 10,856
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2031 30,000 33,083
974,224
California - 3 .8%
Anaheim Housing & Public
Improvements Authority
Electric Utility Distribution
System Improvements,
Series 2022A, Revenue,
Refunding,
5.00%, 10/1/2030 100,000 103,657
Anaheim Public Financing
Authority Anahein Public
Improvements Project,
Series 2019A, Revenue,
Refunding,
5.00%, 9/1/2029 45,000 48,695

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.8% continued
California Community Choice
Financing Authority
Clean Energy Project,
Series 2022A1, Revenue,
Mandatory Put,
4.00%, 5/1/2053
(a)(b)
$ 120,000 $ 121,463
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023B1, Revenue,
Mandatory Put,
5.00%, 7/1/2053
(a)(b)
90,000 94,384
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023D, Revenue,
Mandatory Put,
5.50%, 5/1/2054
(a)(b)
15,000 15,686
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023E1, Revenue,
Mandatory Put,
5.00%, 2/1/2054
(a)(b)
175,000 184,836
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023F, Revenue,
Mandatory Put,
5.50%, 10/1/2054
(a)(b)
135,000 146,820
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054
(a)(b)
210,000 221,574
California Community Choice
Financing Authority Clean
Energy Project, Series
2026D, Revenue,
5.00%, 2/1/2031 35,000 37,079
California State Public Works
Board Various Capital
Projects, Series 2017B,
Revenue,
5.00%, 10/1/2029 20,000 20,704
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
5.00%, 5/1/2029 15,000 16,087
5.00%, 5/1/2030 20,000 21,828
California State Public Works
Board Various Capital
Projects, Series 2023C,
Revenue, Refunding,
5.00%, 9/1/2028 20,000 21,166
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.8% continued
California State Public
Works Board Department
of Corrections and
Rehabilitation, Series D,
Revenue,
5.00%, 9/1/2028 $ 10,000 $ 10,347
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.50%, 11/15/2030 100,000 108,948
Los Angeles Department
of Water & Power Water
System, Series 2018A,
Revenue,
5.00%, 7/1/2029 10,000 10,353
Los Angeles Department
of Water & Power Power
System, Series 2018A,
Revenue, Refunding,
5.00%, 7/1/2030 40,000 41,380
5.00%, 7/1/2028 160,000 165,684
Los Angeles Department
of Water & Power Power
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2029 35,000 36,576
Los Angeles Department
of Water & Power Power
System, Series 2019A,
Revenue,
5.00%, 7/1/2030 15,000 15,741
Los Angeles Department
of Water & Power Power
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2030 60,000 62,964
Los Angeles Department
of Water & Power Power
System, Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2029 10,000 10,622
Los Angeles Department
of Water & Power Power
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2029 65,000 69,046
5.00%, 7/1/2027 110,000 113,128
Los Angeles Department
of Water & Power Power
System, Series 2024C,
Revenue, Refunding,
5.00%, 7/1/2027 25,000 25,711
Los Angeles Department
of Water & Power Power
System, Series 2025A,
Revenue, Refunding,
5.00%, 1/1/2030 20,000 21,184
5.00%, 7/1/2028 155,000 160,507

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.8% continued
Los Angeles Department
of Water & Power Power
System, Series 2025C,
Revenue, Refunding,
5.00%, 7/1/2030 $ 20,000 $ 21,379
Los Angeles Unified School
District Series 2016B,
G.O. Unlimited, Refunding,
5.00%, 7/1/2027 130,000 130,880
Los Angeles Unified School
District Series 2020C,
G.O. Unlimited,
5.00%, 7/1/2029 50,000 54,276
Los Angeles Unified School
District Series 2021RYRR,
G.O. Unlimited,
5.00%, 7/1/2029 95,000 103,125
Metropolitan Water District
of Southern California
Waterworks, Series
2022B, Revenue,
Refunding,
3.00%, 7/1/2026 25,000 25,039
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2016B,
Revenue, Refunding,
5.00%, 11/1/2027 75,000 76,096
5.00%, 11/1/2028 125,000 126,705
Municipal Improvement
Corp. of Los Angeles Real
Property, Series 2021C,
Revenue,
5.00%, 11/1/2030 45,000 49,640
Northern California Energy
Authority Commodity
Supply, Series 2024,
Revenue, Refunding,
Mandatory Put,
5.00%, 12/1/2054
(a)(b)
50,000 53,252
Sacramento City Financing
Authority Master Lease
Program Facilities, Series
E, Revenue, Refunding,
AMBAC Insured,
5.25%, 12/1/2030 10,000 10,893
San Diego Public Facilities
Financing Authority Water,
Series 2016B, Revenue,
Refunding,
5.00%, 8/1/2030 65,000 65,560
San Diego Unified School
District Series 2022F2,
G.O. Unlimited,
5.00%, 7/1/2029 55,000 59,884
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 3.8% continued
San Francisco Bay Area
Rapid Transit District
Series 2020C1, G.O.
Unlimited,
4.00%, 8/1/2030 $ 25,000 $ 26,202
Southern California Public
Power Authority Milford
Wind Corridor Phase I
Project, Series 2019-1,
Revenue, Refunding,
5.00%, 7/1/2029 150,000 159,337
State of California Series
2019, G.O. Unlimited,
Refunding,
5.00%, 4/1/2028 10,000 10,507
State of California Series
2020, G.O. Unlimited,
4.00%, 11/1/2030 35,000 36,954
State of California Series
2022, G.O. Unlimited,
Refunding,
5.00%, 11/1/2030 40,000 43,982
University of California
Series 2018, Revenue,
Refunding,
4.00%, 5/15/2028 20,000 20,665
University of California Series
2025CD, Revenue,
5.00%, 5/15/2030 200,000 218,486
3,199,032
Colorado - 1 .0%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2021A,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2028 10,000 10,633
Adams 12 Five Star Schools
Series 2016B, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2028 40,000 40,718
Boulder Larimer & Weld
Counties St. Vrain Valley
School Distric No. Re-
1J, Series 2024, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 10,000 10,855
City & County of Denver
Wellington E. Webb
Municipal Office Building,
Series 2023, Certificate of
Participation, Refunding,
5.00%, 12/1/2027 10,000 10,419

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Colorado - 1.0% continued
City & County of Denver
Airport System, Series
2023A, Revenue,
Refunding,
5.00%, 11/15/2030 $ 10,000 $ 10,932
City of Colorado Springs
Utilities System, Series
2020C, Revenue,
5.00%, 11/15/2027 30,000 31,205
City of Colorado Springs
Utilities System, Series
2021A, Revenue,
Refunding,
5.00%, 11/15/2030 85,000 93,594
City of Colorado Springs
Utilities System, Series
2022A, Revenue,
Refunding,
5.00%, 11/15/2030 15,000 16,517
5.00%, 11/15/2028 10,000 10,631
City of Colorado Springs
Utilities System, Series
2023B, Revenue,
Refunding,
5.00%, 11/15/2028 15,000 15,946
5.00%, 11/15/2030 15,000 16,516
City of Colorado Springs
Utilities System, Series
2025B, Revenue,
Refunding,
5.00%, 11/15/2027 20,000 20,803
5.00%, 11/15/2030 35,000 38,539
City of Colorado Springs
Utilities System, Series
A1, Revenue, Refunding,
5.00%, 11/15/2029 50,000 51,889
5.00%, 11/15/2030 15,000 15,547
Colorado Bridge & Tunnel
Enterprise Series 2024B,
Revenue, Refunding,
5.00%, 12/1/2028 10,000 10,641
5.00%, 12/1/2030 55,000 60,652
Denver City & County School
District No. 1 Series 2017,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2027 85,000 86,360
Denver City & County School
District No. 1 Series
2018A, G.O. Unlimited,
State Aid Withholding,
5.50%, 12/1/2028 10,000 10,480
Denver City & County School
District No. 1 Series
2025B, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/1/2026 75,000 76,262
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Colorado - 1.0% continued
Douglas County School
District No. Re1 Douglas
& Elbert Counties, Series
2019, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2027 $ 20,000 $ 20,836
Jefferson County School
District No. R-1 Series
2018, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2029 15,000 15,914
Pueblo School District No.
60 Series 2020, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 150,000 162,265
State of Colorado Series
2018M, Certificate of
Participation, Refunding,
5.00%, 3/15/2030 10,000 10,438
State of Colorado Series
2020A, Certificate of
Participation,
5.00%, 12/15/2028 15,000 15,933
5.00%, 12/15/2030 25,000 27,446
University of Colorado
Series 2025B, Revenue,
Refunding,
5.00%, 6/1/2030 35,000 38,221
930,192
Connecticut - 0 .7%
Connecticut State Health
& Educational Facilities
Authority Yale University,
Series 2025B1, Revenue,
Mandatory Put,
5.00%, 7/1/2064
(a)(b)
50,000 54,375
State of Connecticut Series
2016E, G.O. Unlimited,
5.00%, 10/15/2027 25,000 25,318
5.00%, 10/15/2026 70,000 70,948
State of Connecticut Series
2018A, G.O. Unlimited,
5.00%, 4/15/2029 35,000 36,684
State of Connecticut Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 4/15/2027 200,000 205,170
State of Connecticut Series
2018F, G.O. Unlimited,
Refunding,
5.00%, 9/15/2028 10,000 10,593
State of Connecticut Series
2019A, G.O. Unlimited,
5.00%, 4/15/2029 60,000 64,250
State of Connecticut Series
2020C, G.O. Unlimited,
4.00%, 6/1/2029 10,000 10,410

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Connecticut - 0.7% continued
State of Connecticut Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 9/15/2030 $ 55,000 $ 60,351
State of Connecticut Series
2025B, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 15,000 15,603
State of Connecticut
Transportation
Infrastructure, Series
2018A, Special Tax,
5.00%, 1/1/2030 10,000 10,400
State of Connecticut
Transportation
Infrastructure, Series
2021D, Special Tax,
5.00%, 11/1/2030 25,000 27,452
University of Connecticut
Series 2023A, Revenue,
Refunding, State
Appropriation,
5.00%, 8/15/2030 15,000 16,388
607,942
Delaware - 1 .6%
Delaware River & Bay
Authority Series 2019,
Revenue, Refunding,
5.00%, 1/1/2030 75,000 79,643
Delaware Transportation
Authority Transportation
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2027 115,000 115,691
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 9/1/2028 10,000 10,561
5.00%, 9/1/2030 25,000 27,286
5.00%, 7/1/2028 205,000 216,084
5.00%, 7/1/2029 115,000 123,670
5.00%, 9/1/2029 70,000 75,248
5.00%, 7/1/2027 70,000 72,218
5.00%, 9/1/2026 140,000 141,478
State of Delaware Series
2019, G.O. Unlimited,
4.00%, 2/1/2031 25,000 25,864
5.00%, 2/1/2028 10,000 10,444
State of Delaware Series
2020A, G.O. Unlimited,
5.00%, 1/1/2028 90,000 93,824
State of Delaware Series
2021, G.O. Unlimited,
Refunding,
5.00%, 2/1/2027 90,000 91,841
5.00%, 2/1/2031 100,000 110,545
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Delaware - 1.6% continued
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2030 $ 200,000 $ 218,504
1,412,901
District of Columbia - 4 .1%
District of Columbia Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 10,000 10,256
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 140,000 146,807
5.00%, 6/1/2026 80,000 80,330
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2029 95,000 101,598
5.00%, 10/15/2026 140,000 141,872
District of Columbia Series
2021D, G.O. Unlimited,
4.00%, 2/1/2027 80,000 81,033
District of Columbia Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2027 55,000 56,616
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 90,000 91,513
District of Columbia Series D,
G.O. Unlimited, Refunding,
5.00%, 6/1/2026 155,000 155,639
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2030 55,000 59,133
5.00%, 3/1/2027 90,000 92,089
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2030 205,000 220,421
5.00%, 10/1/2029 75,000 80,844
5.00%, 10/1/2026 55,000 55,683
District of Columbia
Federal Highway Grant
Anticipation, Series 2020,
Revenue,
5.00%, 12/1/2029 160,000 172,958
5.00%, 12/1/2027 70,000 72,709
5.00%, 12/1/2026 105,000 106,695
District of Columbia Income
Tax, Series 2020A,
Revenue,
5.00%, 3/1/2028 90,000 94,276
District of Columbia Income
Tax, Series 2020B,
Revenue, Refunding,
5.00%, 10/1/2026 115,000 116,429

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
District of Columbia - 4.1% continued
District of Columbia Income
Tax, Series 2020C,
Revenue,
5.00%, 5/1/2029 $ 60,000 $ 64,287
District of Columbia Income
Tax, Series 2022C,
Revenue, Refunding,
5.00%, 12/1/2030 25,000 27,452
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2030 60,000 65,753
5.00%, 10/1/2028 280,000 296,557
5.00%, 10/1/2029 75,000 80,896
5.00%, 10/1/2026 80,000 81,018
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2027 125,000 128,673
Washington Metropolitan
Area Transit Authority
Series 2017A1, Revenue,
Refunding,
5.00%, 7/1/2029 35,000 35,959
5.00%, 7/1/2028 255,000 262,337
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2028 25,000 25,719
Washington Metropolitan
Area Transit Authority
Series 2020A, Revenue,
5.00%, 7/15/2027 65,000 67,055
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
5.00%, 7/15/2028 70,000 73,654
5.00%, 7/15/2030 70,000 76,109
5.00%, 7/15/2026 175,000 176,258
Washington Metropolitan
Area Transit Authority
Series 2023A, Revenue,
5.00%, 7/15/2026 90,000 90,647
Washington Metropolitan
Area Transit Authority
Series A1, Revenue,
Refunding,
5.00%, 7/1/2026 60,000 60,373
3,549,648
Florida - 6 .3%
Central Florida Expressway
Authority Series 2016B,
Revenue, Pre-Refunded,
4.00%, 7/1/2032
(c)
85,000 85,324
4.00%, 7/1/2033
(c)
110,000 110,420
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 6.3% continued
Central Florida Expressway
Authority Series 2021,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 $ 95,000 $ 100,030
5.00%, 7/1/2026 180,000 181,087
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2029 55,000 56,861
5.00%, 10/1/2030 75,000 77,422
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2026 75,000 75,943
City of Jacksonville Series
2023B, Revenue,
Refunding,
5.00%, 10/1/2026 50,000 50,629
City of Jacksonville
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2030 75,000 81,892
City of Port St. Lucie Utility
System, Series 2007,
Revenue, Refunding,
NATL Insured,
5.25%, 9/1/2027 95,000 98,607
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2030 30,000 32,956
County of Miami-Dade Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 45,000 45,244
County of Miami-Dade
Building Better
Communitites Project,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 7/1/2026 185,000 186,131
County of Miami-Dade
Water & Sewer System,
Series 2017B, Revenue,
Refunding,
5.00%, 10/1/2029 100,000 103,353
County of Miami-Dade Water
& Sewer System, Series
2021, Revenue,
5.00%, 10/1/2028 90,000 95,209
County of Miami-Dade Water
& Sewer System, Series
2024B, Revenue,
5.00%, 10/1/2030 20,000 21,909

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 6.3% continued
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2030 $ 285,000 $ 310,177
Duval County Public Schools
Series 2025A, Certificate
of Participation,
Refunding, AG Insured,
5.00%, 7/1/2029 50,000 53,543
Florida Department of
Environmental Protection
Florida Forever, Series
2016A, Revenue,
Pre-Refunded,
5.00%, 7/1/2027
(c)
100,000 100,624
Florida Department of
Environmental Protection
Florida Forever, Series
2018A, Revenue,
Refunding,
5.00%, 7/1/2029 85,000 91,350
Florida Insurance Assistance
Interlocal Agency
Insurance Assessment,
Series 2023A1, Revenue,
5.00%, 9/1/2028 155,000 156,402
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2029 200,000 202,275
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2026 160,000 161,821
Hillsborough County
School Board Series
2020A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 10,000 10,272
Orange County School Board
Series 2016C, Certificate
of Participation,
Pre-Refunded,
5.00%, 8/1/2034
(c)
215,000 216,775
Palm Beach County
School District Series
2018C, Certificate of
Participation, Refunding,
5.00%, 8/1/2029 205,000 215,893
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.00%, 8/1/2028 60,000 63,146
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 6.3% continued
Reddy Creek Improvement
District Series 2017A,
G.O. Limited,
5.00%, 6/1/2030 $ 65,000 $ 66,586
School District of
Broward County Series
2016A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 230,000 231,377
5.00%, 7/1/2029 215,000 216,287
5.00%, 7/1/2028 60,000 60,359
5.00%, 7/1/2030 235,000 236,406
School District of
Broward County Series
2019A, Certificate of
Participation, Refunding,
5.00%, 7/1/2027 60,000 61,638
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2030 15,000 16,237
State of Florida Department
of Management Services,
Series 2018A, Certificate
of Participation,
Refunding,
5.00%, 11/1/2028 70,000 74,210
State of Florida Public
Education Capital Outlay,
Series 2017B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2029 25,000 25,681
State of Florida Public
Education Capital Outlay,
Series 2017C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 70,000 72,090
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2030 80,000 87,454
5.00%, 7/1/2026 75,000 75,472
State of Florida Public
Education Capital Outlay,
Series 2022B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 15,000 16,392
State of Florida Public
Education Capital Outlay,
Series 2023A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 60,000 61,792

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 6.3% continued
State of Florida Public
Education Capital Outlay,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 $ 90,000 $ 98,386
State of Florida Public
Education Capital Outlay,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 75,000 78,964
State of Florida Public
Education Capital Outlay,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 170,000 175,076
State of Florida Board
of Education Lottery,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2026 100,000 100,625
State of Florida Board
of Education Lottery,
Series 2017A, Revenue,
Refunding,
5.00%, 7/1/2027 95,000 97,950
State of Florida Department
of Transportation
Financing Corp., Series
2018, Revenue,
5.00%, 7/1/2030 50,000 52,547
5.00%, 7/1/2029 160,000 168,231
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2019A, Revenue,
5.00%, 7/1/2027 60,000 61,781
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2030 30,000 31,616
5.00%, 7/1/2029 110,000 115,980
State of Florida Department
of Transportation Turnpike
System, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2026 60,000 60,382
5,328,814
Georgia - 3 .2%
City of Atlanta Public
Improvement, Series
2022A1, G.O. Unlimited,
ETM,
5.00%, 12/1/2030
(c)
30,000 33,010
City of Atlanta Water &
Wastewater, Series 2004,
Revenue, AG Insured,
5.75%, 11/1/2027 105,000 110,400
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 3.2% continued
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Pre-Refunded,
5.00%, 11/1/2038
(c)
$ 25,000 $ 25,976
5.00%, 11/1/2031
(c)
10,000 10,390
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
Pre-Refunded,
5.00%, 11/1/2032
(c)
25,000 25,976
5.00%, 11/1/2034
(c)
20,000 20,781
City of Atlanta Airport,
Series 2020A, Revenue,
Refunding,
5.00%, 7/1/2028 65,000 68,469
City of Atlanta Water &
Wastewater, Series 2024,
Revenue, BAM Insured,
5.00%, 11/1/2030 30,000 32,943
City of Columbus Series
2022, G.O. Unlimited,
5.00%, 1/1/2029 10,000 10,659
5.00%, 1/1/2027 105,000 106,997
County of DeKalb Water &
Sewerage, Series 2006B,
Revenue, Refunding,
5.25%, 10/1/2026 10,000 10,139
Development Authority
of Burke County (The)
Oglethorpe Power Corp.,
Series 2017E, Revenue,
Mandatory Put,
3.60%, 11/1/2045
(a)(b)
90,000 91,160
Douglas County School
District Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.00%, 4/1/2028 130,000 136,306
Georgia Ports Authority
Series 2022, Revenue,
5.00%, 7/1/2030 20,000 21,869
Georgia State Road & Tollway
Authority Garvee, Series
2020, Revenue,
5.00%, 6/1/2027 155,000 159,519
5.00%, 6/1/2028 50,000 52,535
Gwinnett County Water
& Sewerage Authority
Series 2019, Revenue,
Refunding,
5.00%, 8/1/2027 50,000 51,660
Henry County School
District Series 2016,
G.O. Unlimited, State Aid
Withholding,
5.00%, 8/1/2026 100,000 100,826

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 3.2% continued
Main Street Natural Gas, Inc.
Gas Supply, Series 2019C,
Revenue, Mandatory Put,
4.00%, 3/1/2050
(a)(b)
$ 80,000 $ 80,222
Main Street Natural Gas, Inc.
Gas Supply, Series 2022A,
Revenue, Mandatory Put,
4.00%, 9/1/2052
(a)(b)
120,000 121,180
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053
(a)(b)
125,000 131,067
Main Street Natural Gas, Inc.
Gas Supply, Series 2023C,
Revenue, Mandatory Put,
5.00%, 9/1/2053
(a)(b)
200,000 210,267
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2007A,
Revenue, NATL Insured,
ETM,
5.25%, 7/1/2028
(c)
25,000 26,532
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2015C,
Revenue, Refunding,
5.00%, 7/1/2027 155,000 155,931
5.00%, 7/1/2026 65,000 65,406
5.00%, 7/1/2029 95,000 95,562
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2023B,
Revenue,
5.00%, 7/1/2030 65,000 71,157
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2024B,
Revenue,
5.00%, 7/1/2030 60,000 65,684
Municipal Electric Authority
of Georgia Project One,
Series 2024, Revenue,
Refunding,
5.00%, 1/1/2028 40,000 41,692
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2029 105,000 112,773
State of Georgia Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 60,000 60,384
State of Georgia Series
2016E, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 55,000 55,910
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 3.2% continued
State of Georgia Series
2017C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2029 $ 55,000 $ 56,704
State of Georgia Series
2018A, G.O. Unlimited,
5.00%, 7/1/2030 95,000 100,079
State of Georgia Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 75,000 75,295
2,595,460
Hawaii - 1 .1%
City & County of Honolulu
Rail Transit Project,
Series 2019A, G.O.
Unlimited,
5.00%, 9/1/2029 110,000 116,116
City & County of Honolulu
Rail Transit Project,
Series 2020B, G.O.
Unlimited, Refunding,
5.00%, 3/1/2029 20,000 21,361
City & County of Honolulu
Rail Transit Project,
Series 2021E, G.O.
Unlimited,
5.00%, 3/1/2031 40,000 44,141
5.00%, 3/1/2027 90,000 92,090
City & County of Honolulu
Rail Transit Project,
Series 2023D, G.O.
Unlimited, Refunding,
5.00%, 3/1/2028 10,000 10,475
5.00%, 3/1/2030 10,000 10,876
City & County of Honolulu
Series 2025F, G.O.
Unlimited, Refunding,
5.00%, 7/1/2028 140,000 147,607
City & County of Honolulu
Series D, G.O. Unlimited,
Refunding,
5.00%, 9/1/2026 85,000 85,905
County of Maui Series 2025,
G.O. Unlimited,
6.00%, 9/1/2030 45,000 51,298
State of Hawaii Series
2017FN, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 70,000 70,891
State of Hawaii Series
2018FT, G.O. Unlimited,
5.00%, 1/1/2029 25,000 26,056
5.00%, 1/1/2028 10,000 10,434
State of Hawaii Series FG,
G.O. Unlimited,
5.00%, 10/1/2026 130,000 131,655

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Hawaii - 1.1% continued
State of Hawaii Series FN,
G.O. Unlimited, Refunding,
5.00%, 10/1/2028 $ 10,000 $ 10,360
5.00%, 10/1/2029 80,000 82,807
912,072
Idaho - 0 .8%
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2021A, Revenue,
Refunding,
5.00%, 7/15/2029 10,000 10,700
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2024A,
Revenue,
5.00%, 6/1/2030 135,000 147,311
5.00%, 6/1/2029 190,000 204,021
5.00%, 6/1/2028 50,000 52,613
5.00%, 6/1/2027 255,000 262,346
676,991
Illinois - 6 .3%
Board of Trustees of the
University of Illinois (The)
Auxiliary Facilities System,
Series 2021A, Revenue,
Refunding,
5.00%, 4/1/2028 15,000 15,671
5.00%, 4/1/2027 60,000 61,458
Chicago O'Hare International
Airport Series 2020B,
Revenue, Refunding,
5.00%, 1/1/2030 35,000 37,731
5.00%, 1/1/2029 10,000 10,617
Chicago O'Hare International
Airport Series 2022D,
Revenue, Refunding,
5.00%, 1/1/2030 20,000 21,561
5.00%, 1/1/2031 10,000 10,914
Chicago O'Hare International
Airport Series 2024D,
Revenue, Refunding,
5.00%, 1/1/2030 25,000 26,951
5.00%, 1/1/2028 10,000 10,405
Chicago O'Hare International
Airport Series 2025D,
Revenue, Refunding,
5.00%, 1/1/2031 15,000 16,371
City of Chicago Series 2020A,
G.O. Unlimited, Refunding,
5.00%, 1/1/2027 35,000 35,339
City of Chicago Waterworks,
Series 2017-2, Revenue,
Refunding, AG Insured,
5.00%, 11/1/2030 50,000 51,617
5.00%, 11/1/2028 25,000 25,909
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.3% continued
City of Chicago Wastewater
Transmission, Series
2023B, Revenue,
Refunding, AG Insured,
5.00%, 1/1/2030 $ 10,000 $ 10,725
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2030 10,000 10,815
5.00%, 11/1/2029 155,000 165,455
County of Cook Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 65,000 65,919
County of Cook Series
2016A, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 11/15/2026 55,000 55,847
County of Cook Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2026 115,000 116,627
Illinois Finance Authority
Northwestern University,
Series 2015, Revenue,
5.00%, 12/1/2028 15,000 15,913
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2026 215,000 216,359
5.00%, 1/1/2029 80,000 81,389
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 1/1/2030 165,000 176,623
5.00%, 7/1/2026 140,000 140,885
5.00%, 7/1/2030 30,000 32,078
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 1/1/2030 140,000 151,448
5.00%, 7/1/2030 140,000 152,661
5.00%, 7/1/2027 65,000 67,027
5.00%, 7/1/2026 55,000 55,348
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025A, Revenue,
5.00%, 1/1/2031 30,000 32,939
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025B, Revenue,
Refunding,
5.00%, 7/1/2028 10,000 10,532

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.3% continued
Illinois Municipal Electric
Agency Power Supply
System, Series 2025A,
Revenue, Refunding,
5.00%, 2/1/2028 $ 95,000 $ 98,839
Illinois State Toll Highway
Authority Series 2018A,
Revenue, Refunding,
5.00%, 1/1/2027 155,000 157,915
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2028 35,000 36,505
5.00%, 1/1/2027 150,000 152,821
Illinois State Toll Highway
Authority Series 2019C,
Revenue, Refunding,
5.00%, 1/1/2029 110,000 116,790
Illinois State Toll Highway
Authority Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2031 20,000 21,904
5.00%, 1/1/2029 55,000 58,395
Metropolitan Pier &
Exposition Authority
McCormick Place
Expansion Project,
Series 2024B, Revenue,
Refunding,
4.00%, 12/15/2026 20,000 20,135
Metropolitan Water
Reclamation District of
Greater Chicago Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 100,000 101,485
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021D, G.O. Unlimited,
Refunding,
5.00%, 12/1/2030 10,000 10,963
Sales Tax Securitization
Corp. Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2030 30,000 31,019
5.00%, 1/1/2029 70,000 72,435
5.00%, 1/1/2027 65,000 66,115
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2029 135,000 142,350
5.00%, 1/1/2027 215,000 218,686
Sales Tax Securitization
Corp. Series 2021A,
Revenue, Refunding,
5.00%, 1/1/2027 80,000 81,372
5.00%, 1/1/2029 50,000 52,722
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.3% continued
State of Illinois Series 2006,
G.O. Unlimited,
5.50%, 1/1/2028 $ 75,000 $ 78,421
5.50%, 1/1/2030 45,000 48,976
State of Illinois Series 2016,
G.O. Unlimited,
3.50%, 6/1/2029 100,000 100,025
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 60,000 61,081
State of Illinois Series 2016,
G.O. Unlimited, Refunding,
AG Insured,
4.00%, 2/1/2030 65,000 65,476
State of Illinois Series 2017D,
G.O. Unlimited,
3.25%, 11/1/2026 75,000 75,196
State of Illinois Series 2018A,
G.O. Unlimited,
5.00%, 5/1/2030 75,000 77,890
State of Illinois Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2030 60,000 62,689
State of Illinois Series 2018B,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 145,000 151,881
State of Illinois Series 2019A,
G.O. Unlimited,
5.00%, 11/1/2026 50,000 50,633
State of Illinois Series 2019B,
G.O. Unlimited,
5.00%, 11/1/2030 50,000 53,142
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2029 65,000 69,255
5.00%, 10/1/2026 115,000 116,251
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2029 50,000 52,832
5.00%, 12/1/2030 15,000 16,201
5.00%, 12/1/2026 125,000 126,805
5.00%, 12/1/2027 90,000 93,123
State of Illinois Series 2021B,
G.O. Unlimited,
5.00%, 3/1/2027 95,000 96,882
State of Illinois Series 2022B,
G.O. Unlimited,
5.00%, 10/1/2029 110,000 117,201
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2027 80,000 81,449
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 10/1/2030 30,000 32,348
5.00%, 5/1/2030 20,000 21,466
5.00%, 5/1/2027 20,000 20,466
5.25%, 10/1/2029 20,000 21,474

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.3% continued
State of Illinois Series 2025B,
G.O. Unlimited,
5.00%, 9/1/2030 $ 10,000 $ 10,773
5.25%, 9/1/2029 15,000 16,084
State of Illinois Sales Tax,
Series 2021A, Revenue,
4.00%, 6/15/2029 20,000 20,665
State of Illinois Sales Tax,
Series 2021C, Revenue,
Refunding,
5.00%, 6/15/2029 20,000 21,368
5.00%, 6/15/2030 65,000 70,412
State of Illinois Sales Tax,
Series 2022-1, Revenue,
NATL Insured,
6.00%, 6/15/2027 25,000 26,008
State of Illinois Sales Tax,
Series 2025A, Revenue,
5.00%, 6/15/2028 130,000 136,358
5.00%, 6/15/2029 65,000 69,446
5,385,862
Indiana - 1 .9%
City of Indianapolis Water
System, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2027 75,000 75,867
City of Indianapolis Water
System, Series 2018A,
Revenue, Refunding,
5.00%, 10/1/2029 50,000 52,697
Indiana Finance Authority
Highway, Series 2016C,
Revenue, Refunding,
5.00%, 6/1/2029 200,000 214,248
5.00%, 6/1/2028 70,000 73,535
Indiana Finance Authority
State Revolving Fund,
Series 2017C, Revenue,
Refunding,
5.00%, 2/1/2029 70,000 72,964
Indiana Finance Authority
State Revolving Fund,
Series 2019A, Revenue,
5.00%, 2/1/2027 60,000 61,252
Indiana Finance Authority
State Revolving Fund,
Series 2019E, Revenue,
5.00%, 2/1/2027 80,000 81,670
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2030 300,000 327,581
5.00%, 10/1/2028 110,000 116,261
5.00%, 10/1/2029 150,000 161,329
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Indiana - 1.9% continued
Indiana Finance Authority
Stadium Project, Series
2022A, Revenue,
Refunding,
5.00%, 2/1/2031 $ 10,000 $ 10,960
Indiana Municipal Power
Agency Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2028 10,000 10,392
5.00%, 1/1/2030 55,000 57,090
Indianapolis Local Public
Improvement Bond Bank
Courthouse & Jail Project,
Series 2019A, Revenue,
5.00%, 2/1/2028 105,000 109,258
Indianapolis Local Public
Improvement Bond Bank
Unlimited AD Valorem
Property Tax Suported
Project, Series 2025D,
Revenue, Refunding,
5.00%, 1/15/2029 10,000 10,606
5.00%, 1/15/2027 100,000 101,858
1,537,568
Iowa - 0 .2%
Iowa Finance Authority
State Revolving Fund,
Series 2017, Revenue,
Refunding,
5.00%, 8/1/2027 10,000 10,335
Iowa Finance Authority State
Revolving Fund, Series
2020A, Revenue,
5.00%, 8/1/2027 55,000 56,841
State of Iowa Ijobs Program,
Series 2016A, Revenue,
Refunding,
4.00%, 6/1/2026 15,000 15,038
State of Iowa Ijobs Program,
Series 2019A, Revenue,
Refunding,
5.00%, 6/1/2029 85,000 91,133
173,347
Kansas - 0 .8%
Butler County Unified School
District No. 385 Andover,
Series 2017, G.O.
Unlimited, Refunding,
4.00%, 9/1/2029 25,000 25,420
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2028 75,000 77,567
Johnson County Unified
School District No. 233
Olathe, Series 2022A,
G.O. Unlimited, Refunding,
5.00%, 9/1/2030 40,000 43,727

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Kansas - 0.8% continued
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2028 $ 15,000 $ 15,508
5.00%, 9/1/2030 135,000 139,248
State of Kansas Department
of Transportation, Series
2018A, Revenue,
5.00%, 9/1/2027 15,000 15,535
State of Kansas Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 9/1/2030 25,000 27,395
State of Kansas Department
of Transportation,
Series 2025A, Revenue,
Refunding,
5.00%, 9/1/2030 75,000 82,185
Wyandotte County Unified
School District No. 500
Kansas City, Series
A, G.O. Unlimited,
Pre-Refunded,
4.13%, 9/1/2037
(c)
65,000 65,449
5.25%, 9/1/2042
(c)
215,000 217,479
709,513
Kentucky - 1 .7%
Kentucky Public Energy
Authority Gas Supply,
Series 2019C, Revenue,
Mandatory Put,
4.00%, 2/1/2050
(a)(b)
10,000 10,092
Kentucky Public Energy
Authority Gas Supply,
Series 2022A1, Revenue,
Mandatory Put,
4.00%, 8/1/2052
(a)(b)
210,000 212,328
Kentucky Public Energy
Authority Gas Supply,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
130,000 136,282
Kentucky Public Energy
Authority Gas Supply,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.25%, 6/1/2055
(a)(b)
175,000 185,199
Kentucky State Property &
Building Commission
Project No. 115, Revenue,
5.00%, 5/1/2029 65,000 68,068
5.00%, 4/1/2029 105,000 107,400
5.00%, 4/1/2030 260,000 265,680
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Kentucky - 1.7% continued
Kentucky State Property &
Building Commission
Project No. 130, Series
2024B, Revenue,
Refunding,
5.00%, 11/1/2029 $ 10,000 $ 10,784
5.00%, 11/1/2030 45,000 49,253
Kentucky State Property &
Building Commission
Project No. 132, Series
2025A, Revenue,
5.00%, 4/1/2029 10,000 10,674
Kentucky State Property &
Building Commission
Project No. 131, Series A,
Revenue,
5.00%, 10/1/2030 95,000 103,772
5.00%, 6/1/2030 20,000 21,740
Kentucky State Property &
Building Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2026 80,000 81,110
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2030 55,000 59,951
Kentucky Turnpike Authority
Revitalization Projects,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2030 30,000 32,700
5.00%, 7/1/2029 75,000 80,460
Kentucky Turnpike Authority
Revitalization Projects,
Series B, Revenue,
Refunding,
5.00%, 7/1/2028 50,000 51,489
1,486,982
Louisiana - 0 .5%
Louisiana Public Facilities
Authority Tulane
University Project,
Series 2016A, Revenue,
Refunding,
5.00%, 12/15/2029 10,000 10,144
St. John Baptist Parish
Marathon Oil Corp.,
Series 2017C, Revenue,
Refunding, Mandatory Put,
3.30%, 6/1/2037
(a)(b)
100,000 100,846
State of Louisiana Series
2017B, G.O. Unlimited,
5.00%, 10/1/2027 10,000 10,359
State of Louisiana Series
2019A, G.O. Unlimited,
5.00%, 3/1/2030 15,000 15,969

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Louisiana - 0.5% continued
5.00%, 3/1/2029 $ 110,000 $ 117,517
State of Louisiana Series
2021A, G.O. Unlimited,
5.00%, 3/1/2031 35,000 38,656
State of Louisiana Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 2/1/2031 25,000 27,578
State of Louisiana Series
2024E, G.O. Unlimited,
Refunding,
5.00%, 9/1/2029 60,000 64,684
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2030 10,000 10,919
State of Louisiana Gasoline &
Fuels Tax, Series 2025B,
Revenue, Refunding,
5.00%, 5/1/2028 25,000 26,270
422,942
Maine - 0 .6%
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2030 75,000 81,834
5.00%, 6/1/2028 190,000 199,837
5.00%, 6/1/2029 185,000 198,465
480,136
Maryland - 1 .6%
County of Anne Arundel
General Improvement,
Series 2021, G.O. Limited,
Refunding,
5.00%, 4/1/2029 50,000 53,566
County of Baltimore
Consolidated Public
Improvement, Series
2019, G.O. Unlimited,
5.00%, 3/1/2030 115,000 122,559
5.00%, 3/1/2028 10,000 10,462
County of Baltimore
Consolidated Public
Improvement, Series
2024A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2030 80,000 87,642
County of Howard
Consolidated Public
Improvement, Series
2017D, G.O. Unlimited,
Refunding,
5.00%, 2/15/2028 15,000 15,694
5.00%, 2/15/2029 25,000 26,130
County of Montgomery
Consolidated Public
Improvement Project,
Series 2019A, G.O.
Unlimited,
5.00%, 11/1/2026 75,000 76,163
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Maryland - 1.6% continued
County of Montgomery
Consolidated Public
Improvement Project,
Series 2020B, G.O.
Unlimited, Refunding,
4.00%, 11/1/2026 $ 90,000 $ 90,878
County of Montgomery
Consolidated Public
Improvement Project,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 12/1/2027 20,000 20,867
County of Prince George's
Consolidated Public
Improvement, Series
2019A, G.O. Limited,
5.00%, 7/15/2030 45,000 48,289
County of Prince George's
Consolidated Public
Improvement, Series
2020A, G.O. Limited,
5.00%, 7/15/2030 60,000 63,159
County of Prince George's
Consolidated Public
Improvement, Series
2020B, G.O. Limited,
Refunding,
5.00%, 9/15/2027 10,000 10,359
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2020,
Revenue,
5.00%, 7/1/2030 30,000 32,801
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2029 10,000 10,748
State of Maryland Series
2017A, G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,328
State of Maryland Series
2019-1, G.O. Unlimited,
5.00%, 3/15/2028 20,000 20,961
State of Maryland Series
2022C, G.O. Unlimited,
Refunding,
4.00%, 3/1/2029 40,000 41,571
State of Maryland Series
2024A1, G.O. Unlimited,
5.00%, 6/1/2029 15,000 16,097
State of Maryland Series A2,
G.O. Unlimited,
5.00%, 8/1/2028 195,000 206,046

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Maryland - 1.6% continued
State of Maryland
Department of
Transportation, Series
2016, Revenue,
Refunding,
4.00%, 9/1/2027 $ 10,000 $ 10,211
State of Maryland
Department of
Transportation, Series
2017, Revenue,
5.00%, 9/1/2027 30,000 31,048
State of Maryland
Department of
Transportation, Series
2020, Revenue,
5.00%, 10/1/2028 10,000 10,604
5.00%, 10/1/2026 80,000 81,007
State of Maryland
Department of
Transportation, Series
2021B, Revenue,
Refunding,
5.00%, 12/1/2028 15,000 15,960
State of Maryland
Department of
Transportation, Series
2022B, Revenue,
Refunding,
5.00%, 12/1/2029 105,000 113,810
State of Maryland
Department of
Transportation, Series
2025C, Revenue,
Refunding,
5.00%, 11/1/2030 15,000 16,485
Washington Suburban
Sanitary Commission
Series 2017, Revenue,
County Guaranty,
5.00%, 6/15/2029 15,000 15,436
1,258,881
Massachusetts - 0 .2%
Commonwealth of
Massachusetts Series
2017E, G.O. Limited,
Refunding,
5.00%, 11/1/2027 20,000 20,797
Commonwealth of
Massachusetts Series
2018B, G.O. Limited,
5.00%, 1/1/2028 10,000 10,439
Commonwealth of
Massachusetts Series
2019E, G.O. Limited,
Refunding,
3.00%, 12/1/2026 30,000 30,063
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Massachusetts - 0.2% continued
Commonwealth of
Massachusetts Series
2024A, G.O. Limited,
5.00%, 1/1/2028 $ 25,000 $ 26,097
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
Refunding,
5.00%, 11/1/2030 20,000 22,055
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2016A, Revenue,
Refunding,
5.00%, 7/15/2027 125,000 125,905
235,356
Michigan - 1 .7%
Great Lakes Water Authority
Water Supply System,
Series 2018A, Revenue,
Refunding,
5.00%, 7/1/2028 105,000 110,324
Great Lakes Water Authority
Sewage Disposal System,
Series 2018B, Revenue,
Refunding,
5.00%, 7/1/2029 10,000 10,722
Great Lakes Water Authority
Water Supply System,
Series 2024A, Revenue,
Refunding,
5.00%, 7/1/2028 185,000 194,711
5.00%, 7/1/2027 255,000 262,881
Great Lakes Water Authority
Water Supply System,
Series D, Revenue,
Refunding,
5.00%, 7/1/2030 80,000 80,477
Michigan State Building
Authority Facilities
Program, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2029 20,000 20,244
Michigan State Building
Authority Facilities
Program, Series 2020I,
Revenue, Refunding,
5.00%, 4/15/2028 95,000 99,654
5.00%, 10/15/2030 75,000 82,305
5.00%, 10/15/2027 145,000 150,424
Michigan State Building
Authority Facilities
Program, Series 2025I,
Revenue, Refunding,
5.00%, 4/15/2030 20,000 21,778
Michigan State University
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2028 10,000 10,564

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Michigan - 1.7% continued
5.00%, 8/15/2030 $ 85,000 $ 93,122
State of Michigan
Environmental Program,
Series 2018, G.O.
Unlimited,
3.00%, 5/1/2030 70,000 69,623
State of Michigan Trunk Line,
Series 2020B, Revenue,
5.00%, 11/15/2030 155,000 170,515
5.00%, 11/15/2029 70,000 75,763
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2030 20,000 22,002
1,475,109
Minnesota - 1 .8%
Minneapolis Special School
District No. 1 Credit
Enhancement Program,
Series 2022C, Certificate
of Participation,
Refunding, School District
Credit Enhancement
Program,
5.00%, 2/1/2029 70,000 74,598
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2028 25,000 25,421
5.00%, 1/1/2030 10,000 10,164
Rosemount-Apple Valley-
Eagan Independent
School District No. 196
Series 2023A, G.O.
Unlimited, School District
Credit Enhancement
Program,
5.00%, 2/1/2031 10,000 11,016
State of Minnesota State
Office Building Project,
Series 2023, Certificate of
Participation,
5.00%, 11/1/2030 20,000 21,890
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2027 65,000 67,159
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2028 210,000 221,989
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2027 10,000 10,352
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2027 10,000 10,332
5.00%, 8/1/2030 135,000 147,973
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Minnesota - 1.8% continued
State of Minnesota Series
2022B, G.O. Unlimited,
5.00%, 8/1/2028 $ 50,000 $ 52,855
5.00%, 8/1/2030 75,000 82,207
5.00%, 8/1/2029 170,000 183,212
State of Minnesota Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 125,000 137,012
State of Minnesota Series
2023E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 65,000 71,247
State of Minnesota Series
2024A, G.O. Unlimited,
5.00%, 8/1/2030 65,000 71,246
State of Minnesota Series
2024D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 10,000 10,332
State of Minnesota Series
2022A, Revenue,
Refunding,
5.00%, 3/1/2027 260,000 265,917
State of Minnesota Public
Facilities Authority, Series
2023A, Revenue,
5.00%, 3/1/2030 115,000 125,196
1,600,118
Mississippi - 0 .9%
Mississippi Development
Bank Desoto County
Highway Project, Series
2024A, Revenue,
Refunding,
5.00%, 1/1/2031 50,000 54,736
5.00%, 1/1/2029 15,000 15,930
Mississippi Development
Bank Department of
Corrections, Series A,
Revenue, Refunding,
5.00%, 8/1/2026 50,000 50,376
State of Mississippi Series
2016B, G.O. Unlimited,
5.00%, 12/1/2028 155,000 157,489
5.00%, 12/1/2026 75,000 76,262
State of Mississippi Series
2016B, G.O. Unlimited,
Pre-Refunded,
5.00%, 12/1/2031
(c)
105,000 106,757
5.00%, 12/1/2036
(c)
100,000 101,673
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 120,000 124,471
5.00%, 10/1/2029 130,000 134,557
822,251

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Missouri - 0 .6%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Combined Lien Mass
Transit, Series 2019,
Revenue, Refunding,
5.00%, 10/1/2026 $ 105,000 $ 106,221
City of St. Louis International
Airport, Series 2005,
Revenue, Refunding,
NATL Insured,
5.50%, 7/1/2030 30,000 33,208
Curators of the University
of Missouri (The) Series
2020B, Revenue,
5.00%, 11/1/2030 90,000 98,676
Curators of the University
of Missouri (The)
Series 2024, Revenue,
Refunding,
5.00%, 11/1/2029 15,000 16,187
5.00%, 11/1/2027 20,000 20,772
Jackson County Reorganized
School District No. 7 Lee's
Summit, Series 2020,
G.O. Unlimited, Refunding,
4.00%, 3/1/2029 5,000 5,175
4.00%, 3/1/2030 115,000 119,094
Missouri Joint Municipal
Electric Utility
Commission Plum Point
Project, Series 2024,
Revenue, Refunding,
5.00%, 1/1/2031 40,000 43,529
Missouri Joint Municipal
Electric Utility
Commission Prairie State
Project, Series 2025,
Revenue, Refunding,
5.00%, 12/1/2028 135,000 142,747
585,609
Nebraska - 0 .6%
Central Plains Energy
Project Gas Project No. 5,
Series 2022-1, Revenue,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
70,000 73,107
Central Plains Energy Project
Gas Project No. 4, Series
2023A1, Revenue,
Refunding, Mandatory Put,
5.00%, 5/1/2054
(a)(b)
40,000 42,307
City of Lincoln Electric
System, Series 2018,
Revenue,
5.00%, 9/1/2027 35,000 35,764
5.00%, 9/1/2029 10,000 10,197
5.00%, 9/1/2026 90,000 90,904
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nebraska - 0.6% continued
City of Omaha Omaha
Convention Center &
Arena, Series 2004, G.O.
Unlimited, Refunding,
5.25%, 4/1/2027 $ 90,000 $ 92,479
Nebraska Public Power
District Series 2023A,
Revenue, Refunding,
5.00%, 7/1/2028 20,000 20,821
Omaha Public Power District
Electric, Series 2018A,
Revenue,
5.00%, 2/1/2029 50,000 52,229
Omaha Public Power District
Electric, Series 2019A,
Revenue,
5.00%, 2/1/2031 10,000 10,592
Omaha Public Power District
Electric, Series 2025A,
Revenue,
5.00%, 2/1/2031 25,000 27,565
Public Power Generation
Agency Whelan Energy
Center Unit 2, Series
2024A, Revenue,
Refunding,
5.00%, 1/1/2030 45,000 48,446
504,411
Nevada - 3 .1%
Clark County School District
Building, Series 2017C,
G.O. Limited, Refunding,
5.00%, 6/15/2029 30,000 31,112
Clark County School District
Building, Series 2018B,
G.O. Limited,
5.00%, 6/15/2029 55,000 58,073
Clark County School District
Building, Series 2018B,
G.O. Limited, BAM
Insured,
5.00%, 6/15/2028 10,000 10,515
Clark County School District
Building, Series 2019A,
G.O. Limited, AG Insured,
5.00%, 6/15/2029 90,000 92,370
Clark County School District
Building, Series 2024B,
G.O. Limited,
5.00%, 6/15/2027 30,000 30,867
5.00%, 6/15/2028 205,000 215,208
Clark County School District
Building, Series 2024C,
G.O. Limited, Refunding,
5.00%, 6/15/2027 10,000 10,289
Clark County School District
Building, Series 2025B,
G.O. Limited, Refunding,
5.00%, 6/15/2027 125,000 128,612

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nevada - 3.1% continued
County of Clark Series 2017,
G.O. Limited, Refunding,
5.00%, 6/1/2029 $ 85,000 $ 87,497
5.00%, 6/1/2030 110,000 113,218
County of Clark Stadium
Improvements, Series
2018A, G.O. Limited,
5.00%, 6/1/2029 40,000 42,085
5.00%, 6/1/2030 120,000 126,094
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2030 75,000 79,472
County of Clark Airport
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2028 45,000 47,372
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2027 20,000 20,593
5.00%, 7/1/2029 195,000 209,317
5.00%, 7/1/2026 60,000 60,361
County of Clark Highway
Improvement, Series
2024, Revenue,
Refunding,
5.00%, 7/1/2028 25,000 26,336
County of Clark Airport
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2026 180,000 181,083
County of Clark Airport
System, Series 2024B,
Revenue,
5.00%, 7/1/2029 10,000 10,734
Las Vegas Valley Water
District Series 2021A,
G.O. Limited, Refunding,
5.00%, 6/1/2029 10,000 10,735
5.00%, 6/1/2027 70,000 72,041
Las Vegas Valley Water
District Series 2021C,
G.O. Limited, Refunding,
5.00%, 6/1/2030 95,000 103,781
5.00%, 6/1/2028 135,000 142,142
5.00%, 6/1/2026 70,000 70,299
Las Vegas Valley Water
District Series 2022C,
G.O. Limited, Refunding,
5.00%, 6/1/2028 55,000 57,910
State of Nevada Series
2019A, G.O. Limited,
Refunding,
5.00%, 5/1/2029 30,000 32,145
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nevada - 3.1% continued
State of Nevada Series
2023A, G.O. Limited,
5.00%, 5/1/2027 $ 70,000 $ 71,877
State of Nevada Series
2025A, G.O. Limited,
Refunding,
5.00%, 10/1/2026 185,000 187,319
State of Nevada Highway
Improvement, Series
2016, Revenue,
Refunding,
5.00%, 12/1/2027 40,000 40,161
State of Nevada Highway
Improvement, Series
2018, Revenue,
5.00%, 12/1/2030 110,000 115,498
Truckee Meadows Water
Authority Series 2017,
Revenue, Refunding,
5.00%, 7/1/2028 120,000 123,588
5.00%, 7/1/2030 155,000 159,383
2,768,087
New Hampshire - 0 .2%
New Hampshire Municipal
Bond Bank Series 2025B,
Revenue,
5.00%, 8/15/2030 5,000 5,471
State of New Hampshire
Series 2025B, G.O.
Unlimited, Refunding,
5.00%, 11/1/2026 135,000 136,984
142,455
New Jersey - 0 .9%
New Jersey Economic
Development Authority
School Facilities
Construction, Series
2019LLL, Revenue,
5.00%, 6/15/2029 50,000 53,514
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2029 85,000 91,555
New Jersey Economic
Development Authority
New Jersey Transit
Corp. Project, Series B,
Revenue, Refunding,
5.00%, 11/1/2026 115,000 116,629
New Jersey Educational
Facilities Authority
Montclair State University,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2030 65,000 65,281

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Jersey - 0.9% continued
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
5.00%, 6/15/2028 $ 135,000 $ 135,626
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2019A, Revenue,
Refunding,
5.00%, 12/15/2027 10,000 10,404
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2022AA, Revenue,
Refunding,
5.00%, 6/15/2029 80,000 85,698
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2023AA, Revenue,
Refunding,
5.00%, 6/15/2026 15,000 15,076
State of New Jersey Covid-19
Emergency Bonds, Series
2020A, G.O. Unlimited,
5.00%, 6/1/2029 185,000 198,757
772,540
New Mexico - 1 .0%
New Mexico Finance
Authority State
Transportation
Commission, Series
2018A, Revenue,
Refunding,
5.00%, 6/15/2028 80,000 84,267
New Mexico Finance
Authority State
Transportation
Commission, Series
2021A, Revenue,
5.00%, 6/15/2029 15,000 16,123
5.00%, 6/15/2030 135,000 147,569
5.00%, 6/15/2026 100,000 100,513
New Mexico Finance
Authority Public Project
Revolving Fund, Series
2025C, Revenue,
5.00%, 12/15/2027 70,000 72,925
State of New Mexico Capital
Project, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2028 25,000 26,188
State of New Mexico Capital
Project, Series 2023, G.O.
Unlimited,
5.50%, 3/1/2028 40,000 42,273
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Mexico - 1.0% continued
State of New Mexico Capital
Project, Series 2025, G.O.
Unlimited,
5.00%, 3/1/2029 $ 55,000 $ 58,744
7.00%, 3/1/2030 55,000 63,862
State of New Mexico
Severance Tax Permanent
Fund, Series 2021A,
Revenue,
5.00%, 7/1/2030 80,000 87,208
State of New Mexico
Severance Tax Permanent
Fund, Series 2022B,
Revenue,
5.00%, 7/1/2029 145,000 155,473
855,145
New York - 2 .4%
City of New York Series
2021-2, G.O. Limited,
Daily VRDN and Put,
2.90%, 4/1/2042
(a)(b)
100,000 100,000
City of New York Series
2008J10, G.O. Unlimited,
5.00%, 8/1/2027 10,000 10,313
City of New York Series
2018C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 70,000 72,799
5.00%, 8/1/2029 150,000 156,163
City of New York Series
2020B1, G.O. Unlimited,
5.00%, 10/1/2027 10,000 10,352
City of New York Series
2021-1, G.O. Unlimited,
5.00%, 4/1/2028 10,000 10,481
City of New York Series
2024A, G.O. Unlimited,
5.00%, 8/1/2027 10,000 10,323
Empire State Development
Corp. Personal Income
Tax, Series 2023B,
Revenue, Refunding,
5.00%, 3/15/2030 10,000 10,910
Metropolitan Transportation
Authority Series 2016D,
Revenue, Refunding,
5.00%, 11/15/2030 85,000 85,983
5.00%, 11/15/2027 120,000 121,531
Metropolitan Transportation
Authority Series 2018B,
Revenue, Refunding,
5.00%, 11/15/2026 130,000 131,969
Metropolitan Transportation
Authority Series 2024A,
Revenue, Refunding,
5.00%, 11/15/2030 35,000 38,392

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
Metropolitan Transportation
Authority Series A2,
Revenue, Refunding,
5.00%, 11/15/2026 $ 70,000 $ 71,060
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2022DD, Revenue,
Refunding, Daily VRDN
and Put,
2.85%, 6/15/2033
(a)(b)
150,000 150,000
New York City Transitional
Finance Authority Building
Aid, Series 2019S3A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2028 10,000 10,566
New York City Transitional
Finance Authority Future
Tax Secured, Series
2021A, Revenue,
Refunding,
5.00%, 11/1/2030 20,000 21,928
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022A1, Revenue,
Refunding,
5.00%, 11/1/2027 35,000 36,345
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022D1, Revenue,
Refunding,
5.00%, 11/1/2027 10,000 10,384
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023B1, Revenue,
Refunding,
5.00%, 11/1/2027 15,000 15,576
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023E1, Revenue,
Refunding,
5.00%, 11/1/2030 20,000 21,928
New York City Transitional
Finance Authority Building
Aid, Series 2023S1A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2030 30,000 32,913
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024D1, Revenue,
Refunding,
5.00%, 11/1/2030 40,000 43,856
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025A1, Revenue,
Refunding,
5.00%, 11/1/2030 $ 75,000 $ 82,230
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025G1, Revenue,
Refunding,
5.00%, 11/1/2030 25,000 27,410
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025H1, Revenue,
5.00%, 11/1/2030 25,000 27,410
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026F1, Revenue,
5.00%, 2/1/2029 30,000 31,947
New York City Transitional
Finance Authority Future
Tax Secured, Series C,
Revenue, Refunding,
5.00%, 11/1/2029 150,000 153,719
New York State Dormitory
Authority New York
University, Series 2016A,
Revenue,
5.00%, 7/1/2029 75,000 75,431
New York State Dormitory
Authority School District,
Series 2018A, Revenue,
State Aid Withholding,
5.00%, 10/1/2028 155,000 156,909
New York State Dormitory
Authority School District,
Series 2023A, Revenue,
AG Insured,
5.00%, 10/1/2030 15,000 16,553
New York State Dormitory
Authority School District,
Series 2024A, Revenue,
AG Insured,
5.00%, 10/1/2030 20,000 22,071
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2031 30,000 33,212
Port Authority of New York
& New Jersey Series 205,
Revenue, Refunding,
5.00%, 11/15/2030 10,000 10,370

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 2.4% continued
Port Authority of New York
& New Jersey Series 243,
Revenue, Refunding,
5.00%, 12/1/2030 $ 20,000 $ 22,139
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2002F,
Revenue, Refunding,
5.00%, 11/1/2030 50,000 55,137
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023A,
Revenue, Refunding,
5.00%, 11/15/2030 30,000 33,102
5.00%, 11/15/2027 15,000 15,619
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023C,
Revenue, Refunding,
5.00%, 11/15/2030 10,000 11,016
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2024A2, Revenue,
Refunding,
5.00%, 11/15/2030 25,000 27,585
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2026A1, Revenue,
5.00%, 2/1/2028 90,000 93,916
Trust for Cultural Resources
of The City of New York
(The) Museum of Modern
Art (The), Series 2016E1,
Revenue, Refunding,
4.00%, 4/1/2027 15,000 15,121
2,084,669
North Carolina - 2 .1%
City of Charlotte Water
& Sewer System,
Series 2018, Revenue,
Refunding,
5.00%, 7/1/2029 10,000 10,536
City of Charlotte Water
& Sewer System,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2030 40,000 43,806
City of Charlotte Water &
Sewer System, Series
2022A, Revenue,
Refunding,
5.00%, 7/1/2029 195,000 209,904
City of Raleigh Combined
Enterprise System,
Series 2023, Revenue,
Refunding,
5.00%, 9/1/2028 10,000 10,585
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
North Carolina - 2.1% continued
5.00%, 9/1/2030 $ 120,000 $ 131,822
City of Raleigh Series 2024,
Revenue, Refunding,
5.00%, 10/1/2030 15,000 16,440
City of Winston-Salem
Water & Sewer System,
Series 2020A, Revenue,
Refunding,
5.00%, 6/1/2030 10,000 10,941
County of Cabarrus
Development Corp. Ltd.,
Series 2024A, Revenue,
Refunding,
5.00%, 8/1/2029 10,000 10,761
5.00%, 8/1/2028 65,000 68,623
County of Guilford Series
2024, G.O. Unlimited,
5.00%, 3/1/2031 20,000 22,139
County of Mecklenburg
Public Improvement,
Series 2019, G.O.
Unlimited,
5.00%, 3/1/2029 50,000 53,477
5.00%, 3/1/2030 70,000 74,725
5.00%, 3/1/2028 190,000 198,954
County of Mecklenburg
School, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2030 10,000 10,895
County of Mecklenburg
School, Series 2022, G.O.
Unlimited,
5.00%, 9/1/2030 75,000 82,389
County of Mecklenburg
School, Series 2025B,
G.O. Unlimited,
5.00%, 2/1/2029 20,000 21,354
County of Mecklenburg
Series 2025, Revenue,
5.00%, 2/1/2031 145,000 159,889
County of Wake Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2030 20,000 21,852
County of Wake Series
2025A, G.O. Unlimited,
5.00%, 4/1/2029 85,000 91,064
County of Wake Series 2021,
Revenue,
5.00%, 3/1/2028 45,000 47,095
5.00%, 3/1/2030 50,000 54,378
State of North Carolina
Connect NC, Series
2018A, G.O. Unlimited,
5.00%, 6/1/2028 10,000 10,531
5.00%, 6/1/2030 10,000 10,513

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
North Carolina - 2.1% continued
State of North Carolina
Series 2017B, Revenue,
Refunding,
5.00%, 5/1/2028 $ 15,000 $ 15,401
5.00%, 5/1/2029 60,000 61,545
State of North Carolina
Garvee, Series 2019,
Revenue,
5.00%, 3/1/2029 165,000 176,127
State of North Carolina
Garvee, Series 2021,
Revenue,
5.00%, 3/1/2028 25,000 26,155
5.00%, 3/1/2031 30,000 33,030
State of North Carolina
Build NC, Series 2022A,
Revenue,
5.00%, 5/1/2030 50,000 54,529
5.00%, 5/1/2029 10,000 10,715
1,750,175
Ohio - 3 .1%
American Municipal Power,
Inc. AMP Fremont Energy
Center, Series 2017A,
Revenue, Refunding,
5.00%, 2/15/2029 40,000 41,715
City of Akron Income Tax,
Series 2022, Revenue,
Refunding,
4.00%, 12/1/2026 25,000 25,223
4.00%, 12/1/2028 15,000 15,497
City of Columbus Various
Purpose, Series 2017A,
G.O. Unlimited,
4.00%, 4/1/2029 30,000 30,383
City of Columbus Various
Purpose, Series 2018A,
G.O. Unlimited,
5.00%, 4/1/2030 25,000 26,437
City of Columbus Various
Purpose, Series 2021A,
G.O. Unlimited,
5.00%, 4/1/2029 25,000 26,759
City of Columbus Various
Purpose, Series 2023A,
G.O. Unlimited,
5.00%, 8/15/2028 10,000 10,572
County of Hamilton Sales
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2027 155,000 161,204
5.00%, 12/1/2029 120,000 122,003
Lancaster Port Authority Gas
Supply, Series 2024A,
Revenue, Refunding,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
150,000 157,862
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Ohio - 3.1% continued
Ohio State University (The)
Multiyear Debt Issuance
Program II, Series 2021A,
Revenue,
5.00%, 12/1/2030 $ 25,000 $ 27,431
Ohio Turnpike &
Infrastructure
Commission Series
2022A, Revenue,
Refunding,
5.00%, 2/15/2031 15,000 16,490
Ohio Water Development
Authority Water Pollution
Control, Series 2017A,
Revenue,
5.00%, 12/1/2028 25,000 25,728
Ohio Water Development
Authority Drinking Water
Assistance, Series 2019,
Revenue,
5.00%, 12/1/2029 245,000 264,153
Ohio Water Development
Authority Water Pollution
Control, Series 2019A,
Revenue,
5.00%, 12/1/2027 30,000 31,241
5.00%, 6/1/2029 265,000 283,034
Ohio Water Development
Authority Water Pollution
Control, Series 2020A,
Revenue,
5.00%, 6/1/2029 80,000 85,921
Ohio Water Development
Authority Water Pollution
Control, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2030 10,000 11,013
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 12/1/2030 25,000 27,531
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2030 65,000 71,581
5.00%, 12/1/2029 180,000 195,096
State of Ohio Higher
Education, Series 2025B,
G.O. Limited, Refunding,
5.00%, 11/1/2030 40,000 43,959
State of Ohio Higher
Education, Series 2017C,
G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,566

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Ohio - 3.1% continued
State of Ohio Highway
Capital Improvement,
Series 2018V, G.O.
Unlimited,
5.00%, 5/1/2030 $ 245,000 $ 256,710
State of Ohio Common
School, Series 2019A,
G.O. Unlimited,
5.00%, 6/15/2030 50,000 54,628
State of Ohio Common
School, Series 2021A,
G.O. Unlimited,
5.00%, 6/15/2029 15,000 16,117
State of Ohio Common
School, Series 2021B,
G.O. Unlimited, Refunding,
5.00%, 9/15/2030 110,000 120,653
State of Ohio Infrastructure
Improvement, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 9/1/2030 110,000 120,582
State of Ohio Highway
Capital Improvement,
Series T, G.O. Unlimited,
5.00%, 11/1/2027 70,000 72,746
State of Ohio Highway
Capital Improvement,
Series U, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 30,000 31,529
State of Ohio Highway
Capital Improvement,
Series V, G.O. Unlimited,
5.00%, 5/1/2028 20,000 21,019
State of Ohio Major New
Infrastructure Project,
Series 2019-1, Revenue,
5.00%, 12/15/2030 35,000 38,550
5.00%, 12/15/2027 25,000 26,036
State of Ohio Adult
Correctional Building
Fund, Series 2025A,
Revenue,
5.00%, 10/1/2030 125,000 136,924
5.00%, 10/1/2029 75,000 80,894
2,687,787
Oklahoma - 0 .8%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2017,
Revenue,
3.00%, 9/1/2029 20,000 19,852
5.00%, 9/1/2028 155,000 156,413
5.00%, 9/1/2027 190,000 191,590
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oklahoma - 0.8% continued
Cleveland County
Educational Facilities
Authority Moore Public
Schools Project, Series
2021, Revenue,
4.00%, 6/1/2028 $ 15,000 $ 15,338
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2030 55,000 60,020
Oklahoma County
Independent School
District No. 89 Oklahoma
City, Series 2023A, G.O.
Unlimited,
3.00%, 7/1/2026 150,000 150,146
Oklahoma State University
Agricultural & Mechanical
Colleges University,
Series 2020A, Revenue,
Refunding,
5.00%, 9/1/2030 20,000 21,840
Oklahoma Turnpike Authority
Turnpike System, Series
2020A, Revenue,
Refunding,
5.00%, 1/1/2028 10,000 10,409
University of Oklahoma (The)
Series 2025A, Revenue,
Refunding,
5.00%, 7/1/2028 20,000 21,064
University of Oklahoma (The)
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 7/1/2030 30,000 32,565
679,237
Oregon - 0 .8%
City of Portland Sewer
System, Series 2019A,
Revenue, Refunding,
5.00%, 3/1/2028 70,000 73,260
City of Portland Sewer
System, Series 2023A,
Revenue, Refunding,
5.00%, 12/1/2030 10,000 11,005
5.00%, 12/1/2027 20,000 20,834
City of Portland Sewer
System, Series 2025A,
Revenue, Refunding,
5.00%, 10/1/2030 10,000 10,977
Hillsboro School District
No. 1J Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2028 35,000 36,006

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oregon - 0.8% continued
Multnomah County School
District No. 1J Portland,
Series 2020, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 $ 70,000 $ 75,197
State of Oregon Article XI-Q
State Project, Series
2019A, G.O. Unlimited,
5.00%, 5/1/2030 145,000 155,130
State of Oregon Article XI-Q
State Project, Series
2023A, G.O. Unlimited,
5.00%, 5/1/2028 85,000 89,336
State of Oregon Article XI-Q
State Project, Series
2024A, G.O. Unlimited,
5.00%, 5/1/2027 125,000 128,419
State of Oregon Department
of Transportation, Series
2024, Revenue,
5.00%, 5/15/2030 25,000 27,271
State of Oregon Department
of Transportation, Series
A, Revenue,
5.00%, 11/15/2026 70,000 71,092
State of Oregon Department
of Transportation, Series
B, Revenue, Refunding,
5.00%, 11/15/2026 55,000 55,858
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 6/15/2029 15,000 15,413
769,798
Pennsylvania - 3 .2%
City of Philadelphia Series
2017, G.O. Unlimited,
Refunding, AG Insured,
5.00%, 8/1/2027 55,000 56,730
City of Philadelphia Series
2019B, G.O. Unlimited,
5.00%, 2/1/2027 80,000 81,555
City of Philadelphia Series
2021A, G.O. Unlimited,
5.00%, 5/1/2030 90,000 97,781
City of Philadelphia Series
2025C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 105,000 105,822
City of Philadelphia Water
& Wastewater, Series
2017B, Revenue,
Refunding,
5.00%, 11/1/2029 10,000 10,366
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.2% continued
City of Philadelphia Water
& Wastewater, Series
2019B, Revenue,
5.00%, 11/1/2027 $ 15,000 $ 15,546
Commonwealth of
Pennsylvania Series
2019-1, G.O. Unlimited,
Refunding,
5.00%, 7/15/2026 75,000 75,535
Commonwealth of
Pennsylvania Series 2021-
1, G.O. Unlimited,
5.00%, 5/15/2030 100,000 108,871
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2026 100,000 101,243
Commonwealth of
Pennsylvania Series 2023-
1, G.O. Unlimited,
5.00%, 9/1/2030 100,000 109,362
Commonwealth of
Pennsylvania Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 9/1/2030 40,000 43,745
Commonwealth of
Pennsylvania Series
2024-1, G.O. Unlimited,
Refunding,
4.00%, 2/15/2028 20,000 20,547
Delaware Valley Regional
Finance Authority Series
1998A, Revenue, AMBAC
Insured,
5.50%, 8/1/2028 65,000 68,851
Montgomery County
Industrial Development
Authority Constellation
Energy Generation LLC,
Series 2023A, Revenue,
Refunding, Mandatory Put,
4.10%, 4/1/2053
(a)(b)
65,000 66,364
Pennsylvania State University
(The) Series B, Revenue,
Refunding,
4.00%, 9/1/2027 60,000 60,303
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
5.25%, 7/15/2028 105,000 111,180
Pennsylvania Turnpike
Commission Registration
Fee, Series 2005A,
Revenue, AG Insured,
ETM,
5.25%, 7/15/2028
(c)
25,000 26,443

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.2% continued
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2016A,
Revenue, Refunding,
5.00%, 12/1/2028 $ 25,000 $ 25,396
5.00%, 12/1/2029 140,000 142,153
Pennsylvania Turnpike
Commission Turnpike,
Series 2016A3, Revenue,
Refunding,
5.00%, 12/1/2027 85,000 86,190
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
5.00%, 12/1/2028 25,000 25,964
Pennsylvania Turnpike
Commission Turnpike,
Series 2017-2, Revenue,
Refunding,
5.00%, 12/1/2029 155,000 160,811
Pennsylvania Turnpike
Commission Turnpike,
Series 2017-3, Revenue,
Refunding,
5.00%, 12/1/2027 55,000 56,992
Pennsylvania Turnpike
Commission Turnpike,
Series 2017B2, Revenue,
Refunding,
5.00%, 6/1/2026 35,000 35,130
Pennsylvania Turnpike
Commission Turnpike,
Series 2018A2, Revenue,
5.00%, 12/1/2030 30,000 31,793
Pennsylvania Turnpike
Commission Turnpike,
Series 2022A, Revenue,
Refunding,
5.00%, 12/1/2030 25,000 27,394
Pennsylvania Turnpike
Commission Turnpike,
Series 2023-1, Revenue,
Refunding,
5.00%, 12/1/2030 115,000 125,540
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series A, Revenue,
Refunding,
5.00%, 12/1/2026 70,000 71,084
Pennsylvania Turnpike
Commission Turnpike,
Series A2, Revenue,
Refunding,
5.00%, 12/1/2027 30,000 31,136
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.2% continued
Philadelphia Authority for
Industrial Development
Lease, Series 2019,
Revenue, Refunding,
5.00%, 10/1/2030 $ 155,000 $ 168,970
5.00%, 10/1/2028 110,000 116,121
5.00%, 10/1/2029 150,000 161,168
Southeastern Pennsylvania
Transportation Authority
Capital Grant Receipts,
Series 2017, Revenue,
Refunding,
5.00%, 6/1/2029 35,000 35,843
5.00%, 6/1/2028 25,000 25,670
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.00%, 6/1/2027 255,000 262,105
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County Regional Asset
District Sales Tax,
Series 2020, Revenue,
Refunding, AG Insured,
5.00%, 2/1/2031 15,000 16,014
2,765,718
Rhode Island - 0 .8%
Rhode Island Commerce
Corp. Garvee, Series
2016B, Revenue,
5.00%, 6/15/2028 155,000 155,679
5.00%, 6/15/2026 50,000 50,228
5.00%, 6/15/2029 80,000 80,351
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2020A, Revenue,
5.00%, 5/15/2029 15,000 15,999
5.00%, 5/15/2030 155,000 167,869
5.00%, 5/15/2028 80,000 83,776
Rhode Island Health and
Educational Building
Corp. Brown University,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 60,000 61,816
615,718
South Carolina - 0 .7%
Beaufort County School
District Series 2025B,
G.O. Unlimited, State
School District Credit
Enhancement Program,
5.00%, 3/1/2028 55,000 57,508

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
South Carolina - 0.7% continued
Greenville County School
District School Project,
Series 2023, Revenue,
Refunding,
5.00%, 12/1/2027 $ 35,000 $ 36,424
SCAGO Educational Facilities
Corp. for Pickens School
District Pickens County
School District Project,
Series 2025, Revenue,
Refunding,
5.00%, 12/1/2030 15,000 16,391
South Carolina Public Service
Authority Series 2025B,
Revenue, Refunding,
5.00%, 12/1/2027 80,000 83,149
5.00%, 12/1/2026 50,000 50,804
South Carolina Public Service
Authority Series 2026C,
Revenue, Refunding,
5.00%, 12/1/2030 100,000 109,307
South Carolina
Transportation
Infrastructure Bank
Series 2016A, Revenue,
Refunding,
3.00%, 10/1/2029 80,000 79,779
South Carolina
Transportation
Infrastructure Bank Series
2019A, Revenue,
5.00%, 10/1/2026 135,000 136,712
South Carolina
Transportation
Infrastructure Bank
Series 2021B, Revenue,
Refunding,
5.00%, 10/1/2030 55,000 60,347
630,421
Tennessee - 1 .5%
City of Chattanooga Electric
System, Series 2025,
Revenue, Refunding,
5.00%, 9/1/2030 25,000 27,386
5.00%, 9/1/2028 10,000 10,574
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2029 25,000 26,204
5.00%, 4/1/2028 55,000 57,700
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2017, G.O.
Unlimited,
4.75%, 7/1/2026 105,000 105,596
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Tennessee - 1.5% continued
Metropolitan Government
of Nashville & Davidson
County Improvement,
Series 2018, G.O.
Unlimited,
5.00%, 7/1/2026 $ 115,000 $ 115,723
Metropolitan Government
of Nashville & Davidson
County Series 2022A,
G.O. Unlimited,
4.00%, 1/1/2028 160,000 164,098
Metropolitan Government
of Nashville & Davidson
County Series 2024A,
G.O. Unlimited,
5.00%, 1/1/2028 25,000 26,066
5.00%, 1/1/2030 50,000 54,200
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024B, Revenue,
Refunding,
5.00%, 5/15/2029 10,000 10,713
State of Tennessee Series
2021A, G.O. Unlimited,
Refunding,
5.00%, 11/1/2030 65,000 71,590
5.00%, 11/1/2026 125,000 126,866
State of Tennessee Series
2023A, G.O. Unlimited,
5.00%, 5/1/2030 160,000 174,816
Tennergy Corp. Series 2024A,
Revenue, Mandatory Put,
5.00%, 10/1/2054
(a)(b)
105,000 110,072
Tennessee Energy
Acquisition Corp. Gas
Project, Series 2023A1,
Revenue, Refunding,
Mandatory Put,
5.00%, 5/1/2053
(a)(b)
185,000 190,820
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
B, Revenue, Refunding,
State Aid Intercept,
5.00%, 11/1/2026 75,000 76,084
1,348,508
Texas - 17 .5%
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 65,000 66,431
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2030 65,000 70,487

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
5.00%, 2/15/2028 $ 75,000 $ 78,414
Arlington Independent School
District Series 2020, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 55,000 57,545
Austin Independent School
District School Building,
Series 2020, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2030 100,000 109,361
5.00%, 8/1/2029 60,000 64,567
Austin Independent School
District School Building,
Series 2021, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2030 95,000 103,893
Austin Independent School
District School Building,
Series 2022B, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2028 130,000 137,216
Austin Independent School
District School Building,
Series B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2026 75,000 75,628
Bexar County Hospital
District Ltd. Series 2019,
G.O. Limited, Refunding,
5.00%, 2/15/2030 20,000 20,773
Board of Regents of the
University of Texas
System Series 2014B,
Revenue, Refunding,
5.00%, 8/15/2026 180,000 181,655
Board of Regents of the
University of Texas
System Series 2016D,
Revenue,
5.00%, 8/15/2026 100,000 100,920
Board of Regents of the
University of Texas
System Series 2016H,
Revenue, Refunding,
5.00%, 8/15/2026 55,000 55,506
Board of Regents of the
University of Texas
System Series 2020C,
Revenue, Refunding,
5.00%, 8/15/2028 110,000 116,226
Board of Regents of the
University of Texas
System Series 2024A,
Revenue, Refunding,
5.00%, 8/15/2026 70,000 70,644
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Board of Regents of the
University of Texas
System Series 2025A,
Revenue,
5.00%, 8/15/2026 $ 140,000 $ 141,287
Central Texas Regional
Mobility Authority
Series 2021D, Revenue,
Refunding,
5.00%, 1/1/2031 10,000 10,891
5.00%, 1/1/2029 155,000 163,934
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2026 140,000 141,472
City of Austin Water &
Wastewater System,
Series 2016, Revenue,
5.00%, 11/15/2029 15,000 15,217
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2028 95,000 98,582
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
Pre-Refunded,
5.00%, 11/15/2028
(c)
5,000 5,181
City of Austin Electric Utility,
Series 2023, Revenue,
Refunding,
5.00%, 11/15/2028 50,000 52,918
City of Austin Electric Utility,
Series 2025, Revenue,
Refunding,
5.00%, 11/15/2026 70,000 71,057
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2029 110,000 112,228
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2030 95,000 100,935
City of Dallas Series 2024A,
G.O. Limited,
5.00%, 2/15/2029 80,000 85,206
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2027 115,000 117,461
City of Fort Worth Series
2025, G.O. Limited,
5.00%, 3/1/2027 190,000 194,341
City of Houston Public
Improvement, Series
2017A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 80,000 81,715
5.00%, 3/1/2030 115,000 117,243

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
City of Houston Public
Improvement, Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2030 $ 85,000 $ 90,136
City of Houston Public
Improvement, Series
2025, G.O. Unlimited,
Refunding,
5.00%, 3/1/2029 65,000 69,101
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
5.00%, 11/15/2028 50,000 52,931
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2029 85,000 86,222
City of Houston Combined
Utility System, Series
2017B, Revenue,
Refunding,
5.00%, 11/15/2028 25,000 25,919
5.00%, 11/15/2026 110,000 111,660
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2027 215,000 221,298
5.00%, 7/1/2030 120,000 125,923
5.00%, 7/1/2029 105,000 110,264
City of Houston Airport
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2028 50,000 52,568
City of Houston Airport
System, Series 2020B,
Revenue, Refunding,
5.00%, 7/1/2028 105,000 110,439
City of Houston Combined
Utility System, Series
2020C, Revenue,
Refunding,
5.00%, 11/15/2030 60,000 65,586
City of Houston Airport
System, Series 2023B,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 90,000 94,581
City of Laredo Series 2025,
G.O. Limited, Refunding,
5.00%, 2/15/2027 90,000 91,894
City of San Antonio General
Improvement, Series
2019, G.O. Limited,
Refunding,
5.00%, 8/1/2027 55,000 56,827
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
City of San Antonio Electric
& Gas Systems, Series
2015B, Revenue,
Refunding,
4.00%, 2/1/2031 $ 10,000 $ 10,468
City of San Antonio
Electric & Gas Systems,
Series 2016, Revenue,
Refunding,
5.00%, 2/1/2029 20,000 20,146
City of San Antonio
Electric & Gas Systems,
Series 2019, Revenue,
Refunding,
4.00%, 2/1/2027 95,000 96,189
4.00%, 2/1/2028 210,000 215,630
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2028 105,000 110,164
City of San Antonio Water
System, Series 2023A,
Revenue, Refunding,
5.00%, 5/15/2027 190,000 195,335
Collin County Community
College District Series
2018, G.O. Limited,
4.00%, 8/15/2030 85,000 86,218
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2026 185,000 186,639
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2030 75,000 81,303
Conroe Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 150,000 156,941
Conroe Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 35,000 38,548
Corpus Christi Independent
School District Series
2019, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2028 145,000 153,104
County of Harris Toll Road,
Series 2022A, G.O.
Limited, Refunding,
5.00%, 8/15/2026 100,000 100,935

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
County of Harris Toll Road,
Series 2007C, G.O.
Unlimited, Refunding, AG
Insured,
5.25%, 8/15/2030 $ 185,000 $ 204,040
5.25%, 8/15/2029 80,000 86,678
County of Harris Toll Road,
Series 2016A, Revenue,
Refunding,
5.00%, 8/15/2027 115,000 115,945
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2028 110,000 114,718
County of Harris Toll Road,
Series 2021, Revenue,
Refunding,
5.00%, 8/15/2028 150,000 158,171
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2027 80,000 82,633
5.00%, 8/15/2026 135,000 136,227
County of Harris Houston
Sports Authority, Series
2024A, Revenue,
Refunding, AG Insured,
5.00%, 11/15/2027 40,000 41,418
Dallas Area Rapid Transit
Series 2007, Revenue,
Refunding, AMBAC
Insured,
5.25%, 12/1/2030 45,000 49,791
5.25%, 12/1/2029 75,000 81,595
Dallas County Utility &
Reclamation District
Series 2016, G.O.
Unlimited, Refunding,
5.00%, 2/15/2027 35,000 35,694
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2028 50,000 52,941
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2028 55,000 58,236
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 95,000 99,396
Dallas Independent School
District Series 2023, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2031 45,000 49,475
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Denton Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2029 $ 75,000 $ 80,791
Ector County Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 8/15/2026 225,000 227,011
Fort Bend Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 60,000 61,806
5.00%, 8/15/2030 55,000 56,581
Fort Bend Independent
School District Series
2019B, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 2/15/2030 85,000 88,517
5.00%, 2/15/2028 165,000 172,512
Fort Bend Independent
School District Series
2025A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2026 105,000 105,978
Garland Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 90,000 97,667
Gregory-Portland
Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 90,000 91,887
Houston Independent School
District Series 2017, G.O.
Limited, PSF Guaranty,
5.00%, 2/15/2030 190,000 193,825
Houston Independent School
District Series 2017, G.O.
Limited, Refunding, PSF
Guaranty,
5.00%, 2/15/2027 75,000 76,611
Hurst-Euless-Bedford
Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2030 175,000 190,892
5.00%, 8/15/2029 55,000 59,099
5.00%, 8/15/2026 65,000 65,579
Lamar Consolidated
Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 250,000 261,475

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
5.00%, 2/15/2029 $ 120,000 $ 127,883
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 145,000 156,051
5.00%, 8/15/2030 90,000 96,277
5.00%, 8/15/2026 165,000 166,524
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2030 50,000 53,072
5.00%, 5/15/2029 65,000 69,182
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2028 85,000 88,965
5.00%, 5/15/2029 85,000 90,599
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2029 185,000 197,187
Lower Colorado River
Authority Series 2025A,
Revenue, Refunding,
5.00%, 5/15/2027 175,000 179,619
Metropolitan Transit
Authority of Harris
County Sales & Use Tax,
Series 2016A, Revenue,
Refunding,
5.00%, 11/1/2029 30,000 30,399
Metropolitan Transit
Authority of Harris County
Sales & Use Tax, Series
2018, Revenue,
5.00%, 11/1/2027 60,000 62,363
North East Independent
School District Series
2007, G.O. Unlimited,
Refunding, PSF Guaranty,
5.25%, 2/1/2031 25,000 27,765
5.25%, 2/1/2028 75,000 78,680
North East Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 215,000 222,053
5.00%, 8/1/2026 195,000 196,625
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
North Harris County
Regional Water Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2027 $ 70,000 $ 71,110
5.00%, 12/15/2029 80,000 81,197
North Texas Tollway
Authority System,
Series 2021B, Revenue,
Refunding,
5.00%, 1/1/2031 35,000 38,196
North Texas Tollway
Authority System,
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2029 80,000 84,916
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 85,000 87,641
Pecos Barstow Toyah
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2030 75,000 78,089
5.00%, 2/15/2027 125,000 127,653
Permanent University Fund
- Texas A&M University
System Series 2023,
Revenue,
5.00%, 7/1/2030 60,000 65,456
5.00%, 7/1/2029 50,000 53,644
Permanent University Fund
- University of Texas
System Series 2006B,
Revenue, Refunding,
5.25%, 7/1/2026 175,000 176,218
Permanent University Fund
- University of Texas
System Series 2022A,
Revenue,
5.00%, 7/1/2026 105,000 105,666
Permanent University Fund
- University of Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2030 150,000 163,767
Plano Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2027 130,000 132,850
Port Authority of Houston
of Harris County Series
2020A2, G.O. Unlimited,
Refunding,
5.00%, 10/1/2029 15,000 16,100

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
State of Texas Public Finance
Authority, Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2026 $ 90,000 $ 91,128
5.00%, 10/1/2027 75,000 77,761
Tarrant County College
District Series 2020, G.O.
Limited,
5.00%, 8/15/2027 75,000 77,510
Tarrant Regional Water
District Water Supply
System, Series 2024,
Revenue, Refunding,
5.00%, 3/1/2030 50,000 54,154
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 150,000 157,388
Texas Public Finance
Authority Facilities
Commission, Series 2019,
Revenue, Refunding,
5.00%, 2/1/2030 90,000 95,305
Texas State University
System Series 2017A,
Revenue, Refunding,
5.00%, 3/15/2028 210,000 214,729
5.00%, 3/15/2029 110,000 112,386
Texas Transportation
Commission Series 2024,
G.O. Unlimited, Refunding,
5.00%, 4/1/2028 65,000 68,167
5.00%, 4/1/2027 215,000 220,400
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2029 25,000 25,782
Texas Water Development
Board State Water
Implementation, Series
2018A, Revenue,
5.00%, 10/15/2029 100,000 104,728
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2029 70,000 75,345
Texas Water Development
Board State Revolving
Fund, Series 2020,
Revenue,
5.00%, 8/1/2028 75,000 79,245
5.00%, 8/1/2029 105,000 113,017
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2028 $ 205,000 $ 216,603
Texas Water Development
Board Master Trust,
Series 2022, Revenue,
5.00%, 10/15/2029 60,000 64,822
Texas Water Development
Board Master Trust,
Series 2024A, Revenue,
5.00%, 10/15/2030 145,000 159,050
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
5.00%, 10/15/2027 55,000 57,100
Trinity River Authority Central
Regional Wastewater
System, Series 2018,
Revenue, Refunding,
5.00%, 8/1/2029 100,000 105,230
Trinity River Authority Central
Regional Wastewater
System, Series 2019,
Revenue, Refunding,
5.00%, 8/1/2029 180,000 193,275
University of Houston
Series 2020A, Revenue,
Refunding,
5.00%, 2/15/2027 100,000 102,104
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2029 125,000 132,997
5.00%, 2/15/2030 60,000 64,927
5.00%, 2/15/2028 90,000 93,810
University of North Texas
System Series 2017A,
Revenue, Refunding,
5.00%, 4/15/2029 15,000 15,346
University of North Texas
System Series 2025A,
Revenue, Refunding,
5.00%, 4/15/2030 25,000 27,125
14,758,273
Utah - 1 .6%
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2029 10,000 10,699
5.00%, 7/1/2028 100,000 105,142
5.00%, 7/1/2026 100,000 100,622
Nebo School District Series
2022, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 7/1/2027 80,000 82,485
5.00%, 7/1/2026 125,000 125,787

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Utah - 1.6% continued
State of Utah Series 2017,
G.O. Unlimited,
5.00%, 7/1/2026 $ 85,000 $ 85,533
State of Utah Series 2018,
G.O. Unlimited,
5.00%, 7/1/2027 130,000 134,021
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2029 150,000 159,822
5.00%, 7/1/2026 215,000 216,348
University of Utah (The)
Series 2022B, Revenue,
5.00%, 8/1/2028 20,000 21,077
5.00%, 8/1/2027 30,000 30,996
Utah Transit Authority
Series 2016, Revenue,
Refunding,
3.00%, 12/15/2027 220,000 220,070
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2030 45,000 49,549
1,342,151
Virginia - 1 .9%
City of Alexandria Series
2023, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2029 70,000 75,976
County of Fairfax Public
Improvement, Series
2021A, G.O. Unlimited,
State Aid Withholding,
4.00%, 10/1/2026 130,000 130,999
County of Loudoun Series
2023A, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2027 15,000 15,620
Hampton Roads Sanitation
District Wastewater,
Series 2016A, Revenue,
Pre-Refunded,
5.00%, 8/1/2030
(c)
105,000 105,888
Hampton Roads
Transportation
Accountability
Commission Series
2023A, Revenue,
5.00%, 7/1/2027 25,000 25,745
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2017E,
Revenue, Refunding,
5.00%, 2/1/2029 65,000 67,722
5.00%, 2/1/2030 55,000 57,252
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Virginia - 1.9% continued
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2019A,
Revenue,
5.00%, 2/1/2030 $ 40,000 $ 42,478
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2019C,
Revenue, Refunding,
5.00%, 2/1/2028 45,000 47,023
5.00%, 2/1/2029 10,000 10,660
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2020A,
Revenue,
5.00%, 2/1/2029 10,000 10,660
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2021A,
Revenue,
5.00%, 2/1/2030 50,000 54,225
5.00%, 2/1/2031 20,000 22,025
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2022A,
Revenue,
5.00%, 2/1/2031 80,000 88,100
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2031 15,000 16,519
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2024A,
Revenue,
5.00%, 2/1/2029 10,000 10,660
5.00%, 2/1/2027 130,000 132,712
Virginia Commonwealth
Transportation Board
Transportation Capital
Project, Series 2024,
Revenue, Refunding,
5.00%, 5/15/2027 175,000 179,875
Virginia Public Building
Authority Public Facilities,
Series 2021A1, Revenue,
5.00%, 8/1/2030 65,000 71,135
5.00%, 8/1/2029 125,000 134,549

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Virginia - 1.9% continued
Virginia Public Building
Authority Public Facilities,
Series 2022A, Revenue,
5.00%, 8/1/2028 $ 10,000 $ 10,554
Virginia Public School
Authority School
Financing 1997
Resolution, Series 2025B,
Revenue, Refunding,
State Aid Withholding,
5.00%, 8/1/2026 115,000 115,966
Wise County Industrial
Development Authority
Electric & Power Co.
Project, Series 2009A,
Revenue, Mandatory Put,
3.13%, 10/1/2040
(a)(b)
140,000 139,083
1,565,426
Washington - 6 .5%
Auburn School District No.
408 of King & Pierce
Counties Series 2018,
G.O. Unlimited, School
Bond Guaranty,
4.00%, 12/1/2030 25,000 25,476
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor
Vehicle Excise Tax,
Series 2021S1, Revenue,
Refunding,
5.00%, 11/1/2029 160,000 173,237
City of Seattle General
Improvement, Series
2021A, G.O. Limited,
Refunding,
5.00%, 12/1/2027 50,000 52,077
City of Seattle General
Improvement, Series
2022A, G.O. Limited,
Refunding,
4.00%, 9/1/2027 50,000 51,084
City of Seattle Municipal
Light & Power, Series
2017C, Revenue,
Refunding,
5.00%, 9/1/2029 105,000 108,485
City of Seattle Municipal
Light & Power, Series
2020A, Revenue,
5.00%, 7/1/2027 135,000 139,210
City of Seattle Drainage &
Wastewater, Series 2021,
Revenue, Refunding,
5.00%, 9/1/2029 100,000 107,741
City of Seattle Drainage &
Wastewater, Series 2022,
Revenue, Refunding,
5.00%, 9/1/2027 55,000 56,938
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 6.5% continued
City of Seattle Water System,
Series 2025, Revenue,
Refunding,
5.00%, 5/1/2027 $ 125,000 $ 128,419
County of King Series 2017,
G.O. Limited, Refunding,
5.00%, 7/1/2027 65,000 67,010
County of King Series 2019,
G.O. Limited,
5.00%, 1/1/2030 50,000 53,239
County of King Sewer,
Series 2016B, Revenue,
Refunding,
4.00%, 7/1/2030 50,000 50,105
5.00%, 7/1/2027 10,000 10,060
5.00%, 7/1/2026 215,000 216,348
County of King Sewer, Series
2018B, Revenue,
5.00%, 7/1/2028 140,000 147,576
5.00%, 7/1/2027 75,000 77,320
Energy Northwest Project 3
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 7/1/2028 85,000 85,534
5.00%, 7/1/2026 100,000 100,612
Energy Northwest Project 1
Electric, Series 2017A,
Revenue, Refunding,
5.00%, 7/1/2028 40,000 41,176
5.00%, 7/1/2028 120,000 123,528
Energy Northwest Project 3
Electric, Series 2018C,
Revenue, Refunding,
5.00%, 7/1/2027 125,000 128,788
Energy Northwest Project 1
Electric, Series 2021A,
Revenue, Refunding,
5.00%, 7/1/2026 95,000 95,581
Energy Northwest Project 1
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2028 125,000 131,708
5.00%, 7/1/2026 90,000 90,551
Energy Northwest Columbia
Generating Station
Electric, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2030 100,000 109,178
Energy Northwest Project 1
Electric, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2028 160,000 168,586
5.00%, 7/1/2026 100,000 100,612
Energy Northwest Project 1
Electric, Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2027 60,000 61,818

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 6.5% continued
King County School District
No. 401 Highline, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 $ 50,000 $ 50,849
5.00%, 12/1/2027 60,000 60,940
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2026 155,000 157,586
King County School District
No. 412 Shoreline, Series
2021A, G.O. Unlimited,
Refunding, School Bond
Guaranty,
4.00%, 12/1/2027 75,000 76,750
4.00%, 12/1/2026 215,000 217,133
Pierce County School District
No. 10 Tacoma, Series
2024, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2027 70,000 72,768
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2028 65,000 66,917
Port of Seattle Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2029 125,000 134,420
Spokane County School
District No. 81 Spokane,
Series 2021, G.O.
Unlimited, Refunding,
School Bond Guaranty,
4.00%, 12/1/2028 210,000 217,522
4.00%, 12/1/2029 75,000 78,396
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2030 30,000 30,596
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2026 85,000 85,709
5.00%, 8/1/2030 75,000 77,337
State of Washington Series
2022D, G.O. Unlimited,
Refunding,
4.00%, 7/1/2029 120,000 125,222
State of Washington Series
2025A, G.O. Unlimited,
5.00%, 8/1/2030 25,000 27,383
State of Washington Series
E-2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 105,000 105,817
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 6.5% continued
State of Washington Series
R-2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 $ 105,000 $ 105,817
State of Washington Series
R-2018D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 50,000 50,417
State of Washington Series
R-2020D, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 60,000 60,375
State of Washington Series
R-2022C, G.O. Unlimited,
Refunding,
4.00%, 7/1/2027 105,000 106,951
State of Washington Series
R-2023B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2030 65,000 71,102
5.00%, 7/1/2026 75,000 75,469
State of Washington Series
R-2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 120,000 121,000
State of Washington Series
R-2025A, G.O. Unlimited,
Refunding,
4.00%, 7/1/2026 75,000 75,283
State of Washington Series
R-2025D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 125,000 126,042
University of Washington
Series 2024A, Revenue,
5.00%, 4/1/2029 70,000 74,806
5.00%, 4/1/2028 110,000 115,226
University of Washington
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2030 125,000 135,942
5.00%, 4/1/2028 135,000 141,413
5,547,185
West Virginia - 0 .8%
State of West Virginia Series
2018A, G.O. Unlimited,
5.00%, 6/1/2029 40,000 42,024
5.00%, 12/1/2028 130,000 136,662
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2027 15,000 15,430
5.00%, 6/1/2030 45,000 47,207
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2029 90,000 96,468
5.00%, 6/1/2030 155,000 165,914
5.00%, 6/1/2028 25,000 26,295

Northern Trust Short-Term Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
West Virginia - 0.8% continued
West Virginia Commissioner
of Highways Surface
Transporation
Improvements, Series
2017A, Revenue,
5.00%, 9/1/2027 $ 20,000 $ 20,651
5.00%, 9/1/2028 160,000 165,101
715,752
Wisconsin - 2 .5%
City of Madison Series
2025D, G.O. Unlimited,
5.00%, 10/1/2026 50,000 50,609
Green Bay Area Public School
District G.O. Unlimited,
5.00%, 4/1/2027 190,000 194,578
State of Wisconsin Series
2017-1, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 70,000 71,814
5.00%, 11/1/2027 70,000 71,890
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 150,000 152,221
State of Wisconsin Series
2017-3, G.O. Unlimited,
Refunding,
5.00%, 11/1/2028 20,000 20,518
5.00%, 11/1/2026 125,000 126,851
State of Wisconsin Series
2019B, G.O. Unlimited,
5.00%, 5/1/2027 110,000 112,997
State of Wisconsin Series
2020-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2029 75,000 80,427
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2030 110,000 117,644
State of Wisconsin Series
2021-2, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 85,000 89,280
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 105,000 110,287
5.00%, 5/1/2029 70,000 75,066
State of Wisconsin
Transportation, Series
2017-1, Revenue,
Refunding,
5.00%, 7/1/2028 145,000 149,276
5.00%, 7/1/2026 110,000 110,698
State of Wisconsin
Transportation, Series
2017-2, Revenue,
Refunding,
5.00%, 7/1/2027 150,000 154,696
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Wisconsin - 2.5% continued
5.00%, 7/1/2030 $ 115,000 $ 118,145
5.00%, 7/1/2029 210,000 215,945
5.00%, 7/1/2026 120,000 120,762
2,143,704
Total Municipal Bonds
(Cost $84,272,760) 84,155,432
Total Investments - 98.6%
(Cost $84,272,760) 84,155,432
Other assets less liabilities - 1.4% 1,187,588
NET ASSETS - 100.0% $85,343,020
(a)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of March 31, 2026.
(b)
Maturity date represents the puttable date.
(c)
Pre-refunded security. Maturity date disclosed is earliest
of the next put date or final maturity date.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .6%
Others
(1)
1 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:

Northern Trust Short-Term Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 84,155 $ — $ 84,155
Total
Investments $ — $84,155 $ — $84,155
(1)
Classifications as defined in the Schedule of Investments.

Northern Trust Tax-Exempt Bond ETF
SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98 .6%
Alabama - 4 .2%
Alabama Corrections
Institution Finance
Authority Series 2022A,
Revenue,
5.00%, 7/1/2035 $ 15,000 $ 16,401
Alabama Highway Authority
Series 2025, Revenue, AG
Insured,
5.00%, 9/1/2033 10,000 11,312
Alabama Public School
and College Authority
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2032 10,000 10,876
5.00%, 11/1/2034 75,000 80,860
Black Belt Energy Gas
District Gas Project,
Series 2022C1, Revenue,
Mandatory Put,
5.25%, 2/1/2053
(a)(b)
100,000 104,907
Black Belt Energy Gas
District Gas Project,
Series 2023B, Revenue,
Mandatory Put,
5.25%, 12/1/2053
(a)(b)
15,000 16,010
Black Belt Energy Gas
District Gas Project,
Series 2023C, Revenue,
Mandatory Put,
5.50%, 10/1/2054
(a)(b)
50,000 53,943
Black Belt Energy Gas
District Gas Project,
Series 2023D1, Revenue,
Refunding, Mandatory Put,
5.50%, 6/1/2049
(a)(b)
100,000 105,142
Black Belt Energy Gas
District Gas Project,
Series 2024B, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
110,000 116,046
Black Belt Energy Gas
District Gas Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 3/1/2055
(a)(b)
100,000 105,859
Black Belt Energy Gas
District Gas Project,
Series 2025D, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
100,000 105,809
Black Belt Energy Gas
District Gas Project,
Series 2025E, Revenue,
Mandatory Put,
5.00%, 12/1/2055
(a)(b)
100,000 105,761
Black Belt Energy Gas District
Gas Project, Series
2026A, Revenue,
5.00%, 12/1/2034 75,000 78,245
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Alabama - 4.2% continued
City of Mobile Series 2025A,
G.O. Limited,
5.00%, 2/15/2045 $ 70,000 $ 74,120
County of Jefferson
Series 2017, Revenue,
Refunding,
5.00%, 9/15/2027 65,000 66,334
County of Jefferson Sewer,
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2026 50,000 50,564
Energy Southeast A
Cooperative District
Series 2023A1, Revenue,
Mandatory Put,
5.50%, 11/1/2053
(a)(b)
110,000 118,294
Energy Southeast A
Cooperative District
Series 2023B1, Revenue,
Mandatory Put,
5.75%, 4/1/2054
(a)(b)
25,000 27,276
Energy Southeast A
Cooperative District
Series 2024B, Revenue,
Mandatory Put,
5.25%, 7/1/2054
(a)(b)
100,000 106,635
Lower Alabama Gas District
(The) Gas Project,
Series 2025A, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2033 70,000 72,687
Southeast Alabama Gas
Supply District (The)
Project No. 1, Series
2024A, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2054
(a)(b)
90,000 95,363
Southeast Alabama Gas
Supply District (The)
Project No. 2, Series
2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 6/1/2049
(a)(b)
55,000 57,897
Southeast Energy Authority
A Cooperative District
Project No. 3, Series
2022A1, Revenue,
Mandatory Put,
5.50%, 1/1/2053
(a)(b)
20,000 21,287
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2024C, Revenue,
Mandatory Put,
5.00%, 10/1/2055
(a)(b)
100,000 106,395

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Alabama - 4.2% continued
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025A, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
$ 75,000 $ 75,424
Southeast Energy Authority
A Cooperative District
Energy Supply, Series
2025E, Revenue,
5.00%, 10/1/2030 165,000 175,076
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue,
5.25%, 11/1/2030 100,000 106,356
Southeast Energy Authority
A Cooperative District
Gas Supply, Series 2025F,
Revenue, Mandatory Put,
5.25%, 11/1/2055
(a)(b)
110,000 118,734
University of Alabama (The)
Series 2019A, Revenue,
Refunding,
5.00%, 7/1/2032 105,000 111,946
5.00%, 7/1/2030 100,000 107,038
2,402,597
Alaska - 0 .1%
State of Alaska Series 2024A,
G.O. Unlimited, Refunding,
5.00%, 8/1/2030 15,000 16,404
5.00%, 8/1/2029 20,000 21,516
State of Alaska International
Airports System, Series
2025A, Revenue,
Refunding,
5.00%, 10/1/2034 40,000 44,936
82,856
Arizona - 1 .0%
Arizona Board of Regents
University of Arizona
SPEED, Series 2024,
Revenue, Refunding,
5.00%, 8/1/2054 10,000 10,225
Arizona Department of
Transportation Series
2023, Revenue,
Refunding,
5.00%, 7/1/2026 20,000 20,126
City of Chandler Series 2026,
G.O. Unlimited,
5.00%, 7/1/2038 100,000 113,441
City of Mesa Utility System,
Series 2017, Revenue,
3.25%, 7/1/2041 80,000 71,465
City of Mesa Utility System,
Series 2023, Revenue,
5.00%, 7/1/2046 80,000 83,417
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Arizona - 1.0% continued
City of Phoenix Civic
Improvement Corp.
Airport, Series 2017B,
Revenue, Refunding,
5.00%, 7/1/2035 $ 15,000 $ 15,357
City of Phoenix Civic
Improvement Corp.
Wastewater, Series 2023,
Revenue,
5.00%, 7/1/2029 10,000 10,758
5.00%, 7/1/2036 15,000 16,733
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2024A,
Revenue,
5.00%, 7/1/2042 30,000 32,844
City of Phoenix Civic
Improvement Corp.
Excise Tax, Series 2025C,
Revenue, Refunding,
5.00%, 7/1/2032 40,000 45,011
Gilbert Water Resource
Municipal Property Corp.
Waterworks & Sewer
System, Series 2022,
Revenue,
5.00%, 7/15/2030 10,000 10,941
5.00%, 7/15/2035 10,000 11,054
Maricopa County Special
Health Care District
Integrated Health
Serivces, Series 2018C,
G.O. Unlimited,
5.00%, 7/1/2031 60,000 62,742
Pima County Unified School
District No. 1 Tucson,
Project of 2023, Series
2024A, G.O. Unlimited, AG
Insured,
5.00%, 7/1/2043 10,000 10,691
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2016A, Revenue,
Refunding,
5.00%, 1/1/2029 10,000 10,176
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2023A, Revenue,
5.00%, 1/1/2032 15,000 16,766
Salt River Project Agricultural
Improvement & Power
District Electric System,
Series 2024A, Revenue,
5.25%, 1/1/2054 100,000 105,123
646,870

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Arkansas - 0 .2%
University of Arkansas UAMS
Campus, Series 2021A,
Revenue,
5.00%, 12/1/2045 $ 85,000 $ 87,754
University of Arkansas UAMS
Nortwest Arkansas,
Series 2022A, Revenue,
5.00%, 4/1/2052 15,000 15,367
103,121
California - 9 .1%
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023B1, Revenue,
Mandatory Put,
5.00%, 7/1/2053
(a)(b)
75,000 78,654
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023E1, Revenue,
Mandatory Put,
5.00%, 2/1/2054
(a)(b)
100,000 105,621
California Community Choice
Financing Authority
Clean Energy Project,
Series 2023G, Revenue,
Mandatory Put,
5.25%, 11/1/2054
(a)(b)
65,000 68,582
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2054
(a)(b)
55,000 58,011
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024B, Revenue,
Mandatory Put,
5.00%, 1/1/2055
(a)(b)
80,000 81,680
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024C, Revenue,
Mandatory Put,
5.00%, 8/1/2055
(a)(b)
10,000 10,377
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024D, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
35,000 37,486
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024E, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
45,000 47,630
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 9.1% continued
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024F, Revenue,
Mandatory Put,
5.00%, 2/1/2055
(a)(b)
$ 115,000 $ 123,605
California Community Choice
Financing Authority
Clean Energy Project,
Series 2024H, Revenue,
Mandatory Put,
5.00%, 1/1/2056
(a)(b)
45,000 48,690
California Community Choice
Financing Authority
Clean Energy Project,
Series 2025C, Revenue,
Mandatory Put,
5.00%, 12/1/2055
(a)(b)
60,000 62,554
California Community Choice
Financing Authority Clean
Energy Project, Series
2026B, Revenue,
5.00%, 3/1/2036 100,000 103,849
California State Public Works
Board Various Capital
Projects, Series 2021B,
Revenue,
4.00%, 5/1/2039 90,000 91,508
California State Public Works
Board Sacramento Region
New Natural Resources
Headquarters, Series
2021C, Revenue,
5.00%, 11/1/2032 15,000 16,643
California State Public Works
Board Various Capital
Projects, Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2034 40,000 43,888
California State Public Works
Board Various Capital
Projects, Series 2022C,
Revenue, Refunding,
5.00%, 8/1/2034 10,000 10,972
California State Public Works
Board Various Capital
Projects, Series 2023C,
Revenue, Refunding,
5.00%, 9/1/2027 10,000 10,347
California State Public Works
Board Various Capital
Projects, Series 2023D,
Revenue,
5.00%, 11/1/2044 85,000 90,800
California State Public Works
Board May Lee State
Office Complex, Series
2024A, Revenue,
5.00%, 4/1/2045 55,000 58,556

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 9.1% continued
California State Public Works
Board Various Capital
Projects, Series 2024C,
Revenue, Refunding,
5.00%, 9/1/2037 $ 15,000 $ 16,771
California State University
Series 2024A, Revenue,
5.50%, 11/1/2046 180,000 200,317
Central Valley Energy
Authority Series 2025,
Revenue, Mandatory Put,
5.00%, 12/1/2055
(a)(b)
115,000 123,748
Central Valley Energy
Authority Series 2026,
Revenue,
5.00%, 8/1/2034 75,000 78,889
City & County of San
Francisco Earthquack
Safety & Emergency
Response, Series 2025B1,
G.O. Unlimited,
5.00%, 6/15/2045 45,000 48,119
City of San Francisco Public
Utilities Commission
Water, Series 2025D,
Revenue,
5.00%, 11/1/2051 195,000 204,658
Coast Community College
District Series 2019F, G.O.
Unlimited,
3.00%, 8/1/2038 30,000 27,312
County of Sacramento
Airport System, Series
2024, Revenue,
5.00%, 7/1/2049 30,000 31,306
Desert Community College
District Election of
2016, Series 2024, G.O.
Unlimited,
4.00%, 8/1/2045 155,000 152,392
Elk Grove Unified School
District Election of
2016, Series 2023, G.O.
Unlimited,
4.00%, 8/1/2043 45,000 45,047
Foothill-De Anza Community
College District Series
2021A, G.O. Unlimited,
Refunding,
3.00%, 8/1/2037 45,000 41,825
3.00%, 8/1/2038 50,000 45,773
Long Beach Bond Finance
Authority Natural Gas
Purchase, Series 2007A,
Revenue,
5.50%, 11/15/2030 35,000 38,131
5.50%, 11/15/2032 40,000 44,572
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 9.1% continued
Los Angeles County Public
Works Financing Authority
Lease, Series 2022G,
Revenue, Refunding,
5.00%, 12/1/2037 $ 25,000 $ 27,655
Los Angeles Department
of Water & Power Water
System, Series 2018A,
Revenue,
5.00%, 7/1/2043 15,000 15,260
Los Angeles Department
of Water & Power Power
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2043 20,000 20,441
Los Angeles Department
of Water & Power Power
System, Series 2019A,
Revenue,
5.00%, 7/1/2034 50,000 52,166
Los Angeles Department
of Water & Power Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 7/1/2050 10,000 10,145
Los Angeles Department
of Water & Power Water
System, Series 2020C,
Revenue, Refunding,
5.00%, 7/1/2040 35,000 36,562
5.00%, 7/1/2041 90,000 93,539
Los Angeles Department
of Water & Power Water
System, Series 2021B,
Revenue, Refunding,
5.00%, 7/1/2037 20,000 21,156
5.00%, 7/1/2035 70,000 74,805
Los Angeles Department
of Water & Power Power
System, Series 2021C,
Revenue,
5.00%, 7/1/2045 30,000 30,923
Los Angeles Department
of Water & Power Power
System, Series 2022A,
Revenue,
5.00%, 7/1/2038 100,000 105,883
5.00%, 7/1/2036 45,000 48,033
5.00%, 7/1/2042 100,000 104,366
Los Angeles Department
of Water & Power Power
System, Series 2022B,
Revenue,
5.00%, 7/1/2036 100,000 107,888
5.00%, 7/1/2039 5,000 5,317
5.00%, 7/1/2042 35,000 36,785
5.00%, 7/1/2041 95,000 100,291
5.00%, 7/1/2047 95,000 97,565

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 9.1% continued
Los Angeles Department
of Water & Power Water
System, Series 2022C,
Revenue, Refunding,
5.00%, 7/1/2036 $ 60,000 $ 64,733
5.00%, 7/1/2040 20,000 21,132
Los Angeles Department
of Water & Power Power
System, Series 2023D,
Revenue, Refunding,
5.00%, 7/1/2042 80,000 84,642
Los Angeles Department
of Water & Power Power
System, Series 2023E,
Revenue, Refunding,
5.00%, 7/1/2043 75,000 78,939
5.00%, 7/1/2044 15,000 15,704
5.00%, 7/1/2048 85,000 87,328
Los Angeles Department
of Water & Power Water
System, Series 2024A,
Revenue,
5.00%, 7/1/2039 75,000 80,729
Los Angeles Department
of Water & Power Power
System, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2041 20,000 21,343
5.00%, 7/1/2044 10,000 10,497
Los Angeles Department
of Water & Power Power
System, Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2039 5,000 5,403
5.00%, 7/1/2039 10,000 10,764
Los Angeles Department
of Water & Power Power
System, Series 2024C,
Revenue, Refunding,
5.00%, 7/1/2041 15,000 16,007
5.00%, 7/1/2045 15,000 15,648
Los Angeles Department
of Water & Power Power
System, Series 2024D,
Revenue,
5.00%, 7/1/2045 15,000 15,683
Los Angeles Department
of Water & Power Power
System, Series 2024E,
Revenue, Refunding,
5.00%, 7/1/2039 20,000 21,612
M-S-R Energy Authority
Series 2009B, Revenue,
6.50%, 11/1/2039 75,000 88,886
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 9.1% continued
Northern California Energy
Authority Commodity
Supply, Series 2024,
Revenue, Refunding,
Mandatory Put,
5.00%, 12/1/2054
(a)(b)
$ 100,000 $ 106,503
Sacramento City Unified
School District Election of
2020, Series 2025C, G.O.
Unlimited, AG Insured,
5.00%, 8/1/2054 40,000 41,283
San Diego County Regional
Airport Authority Series
2021A, Revenue,
5.00%, 7/1/2056 80,000 81,496
San Diego County Regional
Transportation
Commission Series
2023A, Revenue,
Refunding,
5.00%, 4/1/2035 30,000 34,572
San Diego Public Facilities
Financing Authority Water,
Series 2025A, Revenue,
Refunding,
5.00%, 10/15/2045 20,000 21,627
5.25%, 10/15/2055 10,000 10,577
San Francisco City & County
Airport Commission San
Francisco International
Airport, Series 2023B,
Revenue, Refunding,
5.00%, 5/1/2043 45,000 48,864
San Francisco City & County
Airport Commission San
Francisco International
Airport, Series 2024B,
Revenue, Refunding,
5.00%, 5/1/2044 30,000 32,653
San Francisco City & County
Redevelopment Agency
Successor Agency
Community Facilities
District No. 6, Series
2023, Special Tax,
Refunding, AG Insured,
5.25%, 8/1/2043 15,000 16,521
San Jose Redevelopment
Agency Successor
Agency Series 2017A, Tax
Allocation, Refunding,
5.00%, 8/1/2035 75,000 76,797
San Marcos Unified School
District Election of 2024,
Series A, G.O. Unlimited,
5.25%, 8/1/2050 30,000 32,008

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
California - 9.1% continued
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2023-1, Revenue,
5.00%, 7/1/2034 $ 20,000 $ 22,167
Southern California Public
Power Authority Southern
Transmission System
Renewal Project, Series
2024-1, Revenue,
5.00%, 7/1/2042 115,000 122,451
State of California G.O.
Unlimited, Refunding,
5.00%, 10/1/2026 25,000 25,035
State of California Series
2020, G.O. Unlimited,
Refunding,
5.00%, 11/1/2029 20,000 21,633
University of California Series
2022BK, Revenue,
5.00%, 5/15/2052 280,000 288,318
University of California
Series 2023BM, Revenue,
Refunding,
5.00%, 5/15/2037 10,000 11,057
University of California Series
2025CB, Revenue,
5.00%, 5/15/2037 10,000 11,313
University of California Series
2025CD, Revenue,
5.00%, 5/15/2036 50,000 57,607
West Contra Costa Unified
School District Election of
2020, Series 2024B, G.O.
Unlimited, BAM Insured,
5.00%, 8/1/2049 50,000 52,212
4,990,837
Colorado - 2 .1%
Adams & Arapahoe Counties
Joint School District 28J
Aurora, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.50%, 12/1/2042 10,000 11,411
Adams 12 Five Star Schools
Series 2025, G.O.
Unlimited, State Aid
Withholding,
5.25%, 12/15/2042 15,000 16,696
Adams 12 Five Star Schools
Series B, G.O. Unlimited,
Pre-Refunded, State Aid
Withholding,
5.00%, 12/15/2035
(c)
15,000 15,270
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Colorado - 2.1% continued
Arapahoe County School
District No. 5 Cherry
Creek, Series 2025, G.O.
Unlimited, Refunding,
State Aid Withholding,
5.00%, 12/15/2029 $ 5,000 $ 5,422
City & County of Denver
Elevate Denver, Series
2020B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2030 10,000 10,970
City & County of Denver
Airport System, Series
2023A, Revenue,
Refunding,
5.00%, 11/15/2041 65,000 70,138
City of Colorado Springs
Utilities System, Series
2025A, Revenue,
5.25%, 11/15/2050 70,000 74,132
Denver City & County School
District No. 1 Series
2022A, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2041 15,000 16,213
5.00%, 12/1/2045 20,000 21,135
Denver Convention
Center Hotel Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2040 105,000 104,753
E-470 Public Highway
Authority Series 2020A,
Revenue, Refunding,
5.00%, 9/1/2036 15,000 15,950
Eagle County School District
No. Re50J Series 2024,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2038 20,000 21,955
5.00%, 12/1/2042 10,000 10,823
Larimer County School
District No. R-1 Poudre,
Series 2018, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2031 85,000 89,947
Larimer Weld & Boulder
County School District
R-2J Thompson, Series
2019, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/15/2033 35,000 36,755
Mesa County Valley School
District No. 51 Grand
Junction, Series 2025,
G.O. Unlimited, State Aid
Withholding,
5.25%, 12/1/2042 10,000 11,090

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Colorado - 2.1% continued
Park Creek Metropolitan
District Property Tax,
Series 2025, Tax
Allocation, Refunding, AG
Insured,
5.00%, 12/1/2041 $ 10,000 $ 10,644
Public Authority for Colorado
Energy Natural Gas
Purchase, Series 2008,
Revenue,
6.50%, 11/15/2038 85,000 100,536
Pueblo School District No.
60 Series 2020, G.O.
Unlimited, State Aid
Withholding,
5.00%, 12/15/2029 10,000 10,818
Regional Transportation
District Fastracks Project,
Series 2013A, Revenue,
Refunding,
4.25%, 11/1/2036 10,000 10,849
State of Colorado Series
2020A, Certificate of
Participation,
5.00%, 12/15/2033 35,000 37,809
State of Colorado Series
2021A, Certificate of
Participation,
5.00%, 12/15/2032 50,000 55,100
5.00%, 12/15/2033 30,000 32,875
State of Colorado Series
2022, Certificate of
Participation,
6.00%, 12/15/2033 15,000 17,768
6.00%, 12/15/2040 40,000 45,677
6.00%, 12/15/2038 25,000 28,813
6.00%, 12/15/2041 25,000 28,509
State of Colorado Series
2024A, Certificate of
Participation,
5.00%, 11/1/2043 45,000 48,686
Weld County School District
No. 6 Greeley, Series
2020, G.O. Unlimited,
State Aid Withholding,
5.00%, 12/1/2037 80,000 84,300
Weld County School District
No. Re-4 Series 2023,
G.O. Unlimited, State Aid
Withholding,
5.00%, 12/1/2036 70,000 76,808
5.00%, 12/1/2042 15,000 16,020
1,137,872
Connecticut - 0 .3%
State of Connecticut Series
2024A, G.O. Unlimited,
5.00%, 1/15/2035 15,000 16,962
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Connecticut - 0.3% continued
State of Connecticut Series
2025A, G.O. Unlimited,
5.00%, 3/15/2032 $ 35,000 $ 39,244
State of Connecticut
Transportation
Infrastructure, Series
2024A2, Special Tax,
5.00%, 7/1/2033 10,000 11,323
5.00%, 7/1/2032 40,000 44,857
5.00%, 7/1/2038 25,000 27,813
State of Connecticut
Transportation
Infrastructure, Series
2025A, Special Tax,
Refunding,
5.00%, 7/1/2032 15,000 16,821
157,020
Delaware - 1 .1%
Delaware Transportation
Authority Transportation
System, Series 2016,
Revenue, Refunding,
5.00%, 7/1/2027 30,000 30,181
Delaware Transportation
Authority Transportation
System, Series 2020,
Revenue, Refunding,
5.00%, 7/1/2027 85,000 87,693
5.00%, 9/1/2027 65,000 67,290
State of Delaware Series
2018A, G.O. Unlimited,
5.00%, 2/1/2028 70,000 73,110
5.00%, 2/1/2032 60,000 62,420
State of Delaware Series
2019, G.O. Unlimited,
5.00%, 2/1/2028 10,000 10,444
State of Delaware Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2027 20,000 20,730
State of Delaware Series
2020A, G.O. Unlimited,
5.00%, 1/1/2027 10,000 10,184
State of Delaware Series
2021, G.O. Unlimited,
Refunding,
5.00%, 2/1/2030 20,000 21,757
5.00%, 2/1/2029 10,000 10,677
State of Delaware Series
2022, G.O. Unlimited,
Refunding,
5.00%, 3/1/2028 20,000 20,928
5.00%, 3/1/2033 60,000 67,058
State of Delaware Series
2023A, G.O. Unlimited,
5.00%, 5/1/2028 45,000 47,294
5.00%, 5/1/2035 40,000 45,006

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Delaware - 1.1% continued
State of Delaware Series
2024A, G.O. Unlimited,
5.00%, 5/1/2028 $ 10,000 $ 10,510
5.00%, 5/1/2039 15,000 16,653
5.00%, 5/1/2040 10,000 11,042
State of Delaware Series
2025, G.O. Unlimited,
5.00%, 5/1/2037 15,000 17,054
630,031
District of Columbia - 2 .3%
District of Columbia Series
2018B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2028 20,000 21,057
5.00%, 6/1/2029 45,000 47,287
District of Columbia Series
2019A, G.O. Unlimited,
5.00%, 10/15/2026 45,000 45,602
5.00%, 10/15/2029 15,000 16,042
District of Columbia Series
2021D, G.O. Unlimited,
5.00%, 2/1/2038 65,000 69,306
5.00%, 2/1/2046 45,000 46,515
District of Columbia Series
2021E, G.O. Unlimited,
Refunding,
5.00%, 2/1/2028 10,000 10,455
District of Columbia Series
2023A, G.O. Unlimited,
5.00%, 1/1/2042 20,000 21,429
District of Columbia Series
2024A, G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,566
5.00%, 8/1/2027 10,000 10,335
5.00%, 8/1/2036 65,000 72,845
5.00%, 8/1/2045 15,000 15,931
District of Columbia Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 20,000 20,336
District of Columbia Series
2026B, G.O. Unlimited,
Refunding,
5.00%, 6/1/2029 15,000 16,096
5.00%, 6/1/2036 15,000 17,171
District of Columbia Series D,
G.O. Unlimited, Refunding,
5.00%, 6/1/2027 15,000 15,246
District of Columbia Income
Tax, Series 2019A,
Revenue,
5.00%, 3/1/2027 35,000 35,812
5.00%, 3/1/2036 70,000 73,895
District of Columbia Income
Tax, Series 2019C,
Revenue, Refunding,
5.00%, 10/1/2026 10,000 10,124
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
District of Columbia - 2.3% continued
District of Columbia
Federal Highway Grant
Anticipation Note, Series
2020, Revenue,
5.00%, 12/1/2031 $ 120,000 $ 128,830
District of Columbia Income
Tax, Series 2020C,
Revenue,
5.00%, 5/1/2027 15,000 15,391
5.00%, 5/1/2032 25,000 27,021
5.00%, 5/1/2035 45,000 48,106
District of Columbia Income
Tax, Series 2022A,
Revenue,
5.00%, 7/1/2033 15,000 16,700
District of Columbia Income
Tax, Series 2022C,
Revenue, Refunding,
5.00%, 12/1/2029 40,000 43,239
5.00%, 12/1/2033 25,000 27,944
District of Columbia Water
& Sewer Authority Public
Utility, Series 2022C1,
Revenue,
5.00%, 10/1/2033 10,000 11,091
District of Columbia Water
& Sewer Authority Public
Utility, Series 2024A,
Revenue, Refunding,
5.00%, 10/1/2039 15,000 16,549
District of Columbia Income
Tax, Series 2025A,
Revenue, Refunding,
5.00%, 6/1/2045 20,000 21,319
District of Columbia Water
& Sewer Authority Public
Utility, Series 2026B,
Revenue, Refunding,
5.00%, 10/1/2036 10,000 11,405
Metropolitan Washington
Airports Authority Dulles
Metrorail & Capital
Improvement Projects,
Series 2019B, Revenue,
Refunding,
5.00%, 10/1/2026 5,000 5,059
5.00%, 10/1/2034 20,000 20,920
Washington Metropolitan
Area Transit Authority
Series 2017B, Revenue,
5.00%, 7/1/2027 45,000 46,381
5.00%, 7/1/2034 15,000 15,314
5.00%, 7/1/2037 30,000 30,535
Washington Metropolitan
Area Transit Authority
Series 2018, Revenue,
5.00%, 7/1/2034 105,000 107,202

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
District of Columbia - 2.3% continued
Washington Metropolitan
Area Transit Authority
Series 2020A, Revenue,
5.00%, 7/15/2034 $ 25,000 $ 26,785
5.00%, 7/15/2036 25,000 26,568
Washington Metropolitan
Area Transit Authority
Series 2021A, Revenue,
4.00%, 7/15/2034 55,000 56,622
Washington Metropolitan
Area Transit Authority
Series A1, Revenue,
Refunding,
5.00%, 7/1/2027 15,000 15,460
1,294,491
Florida - 4 .5%
Central Florida Expressway
Authority Series 2018,
Revenue,
5.00%, 7/1/2048 45,000 45,637
Central Florida Expressway
Authority Series 2024A,
Revenue, AG Insured,
5.00%, 7/1/2049 85,000 88,398
Central Florida Expressway
Authority Series 2025A,
Revenue,
5.00%, 7/1/2032 10,000 11,215
5.00%, 7/1/2039 65,000 71,668
City of Gainesville Utilities
System, Series 2017A,
Revenue,
5.00%, 10/1/2026 10,000 10,119
5.00%, 10/1/2033 10,000 10,282
5.00%, 10/1/2034 25,000 25,671
City of Jacksonville Series
2022A, Revenue,
Refunding,
5.00%, 10/1/2028 60,000 63,443
City of Orlando Camping
World Stadium, Series
2025, Revenue, AG
Insured,
5.50%, 11/1/2050 75,000 79,351
City of Tallahassee Energy
System, Series 2024,
Revenue, Refunding,
5.00%, 10/1/2033 20,000 22,741
County of Broward
Convention Center
Expansion Project, Series
2021, Revenue,
5.00%, 9/1/2029 15,000 16,109
County of Broward Water &
Sewer Utility, Series 2025,
Revenue, Refunding,
5.00%, 10/1/2032 60,000 67,581
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 4.5% continued
County of Miami-Dade Series
2016A, G.O. Unlimited,
Refunding,
5.00%, 7/1/2036 $ 50,000 $ 50,224
County of Miami-Dade Water
& Sewer System, Series
2025A, Revenue,
4.50%, 10/1/2051 100,000 96,227
5.00%, 10/1/2055 100,000 102,431
County of Miami-Dade
Aviation, Series A,
Revenue, Refunding,
5.00%, 10/1/2041 100,000 100,601
Duval County Public Schools
Series 2022A, Certificate
of Participation, AG
Insured,
5.00%, 7/1/2030 15,000 16,325
Florida Municipal Power
Agency All-Requirements
Power Supply Project,
Series 2016A, Revenue,
Refunding,
5.00%, 10/1/2030 30,000 30,332
Hillsborough County
Aviation Authority Tampa
International Airport,
Series 2022B, Revenue,
5.00%, 10/1/2047 100,000 103,246
JEA Electric System Series
2020A3, Revenue,
Refunding,
5.00%, 10/1/2034 110,000 117,359
Lee County School
Board (The) Series
2023A, Certificate of
Participation,
5.00%, 8/1/2043 15,000 15,958
Marion County School Board
Series 2024, Certificate of
Participation, AG Insured,
5.00%, 6/1/2034 10,000 11,185
Miami-Dade County
Educational Facilities
Authority University of
Miami, Series 2024A,
Revenue, Refunding,
5.25%, 4/1/2048 50,000 51,849
Orange County Convention
Center Series 2017,
Revenue, Refunding,
5.00%, 10/1/2028 30,000 31,715
Orlando Utilities Commission
Utility System, Series
2018A, Revenue,
5.00%, 10/1/2035 10,000 10,266

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 4.5% continued
Orlando Utilities Commission
Utility System, Series
2025A, Revenue,
5.00%, 10/1/2046 $ 20,000 $ 20,990
Palm Beach County
School District Series
2017A, Certificate of
Participation, Refunding,
5.00%, 8/1/2027 10,000 10,321
Palm Beach County
School District Series
2018B, Certificate of
Participation, Refunding,
5.00%, 8/1/2028 25,000 26,311
Palm Beach County
School District Series
2020A, Certificate of
Participation,
5.00%, 8/1/2033 80,000 85,854
5.00%, 8/1/2034 85,000 90,971
Palm Beach County
School District Series
2021A, Certificate of
Participation,
5.00%, 8/1/2036 60,000 64,616
Palm Beach County
School District Series
2022B, Certificate of
Participation,
5.25%, 8/1/2036 25,000 27,626
Polk County School District
Sales Tax, Series 2019,
Revenue,
5.00%, 10/1/2032 40,000 42,555
School District of
Broward County Series
2020A, Certificate of
Participation,
5.00%, 7/1/2032 60,000 64,257
State of Florida Department
of Transportation, Series
2017A, G.O. Unlimited,
3.13%, 7/1/2035 55,000 53,362
State of Florida Public
Education Capital Outlay,
Series 2017C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 20,000 20,557
State of Florida Public
Education Capital Outlay,
Series 2020A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 45,000 47,379
State of Florida Public
Education Capital Outlay,
Series 2021A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2030 15,000 16,398
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Florida - 4.5% continued
State of Florida Right of
Way Acquisition & Bridge
Construction, Series
2021B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2027 $ 20,000 $ 20,621
State of Florida Public
Education Capital Outlay,
Series 2022A, G.O.
Unlimited, Refunding,
5.00%, 6/1/2028 15,000 15,793
5.00%, 6/1/2031 55,000 60,964
State of Florida Public
Education Capital Outlay,
Series 2022C, G.O.
Unlimited, Refunding,
5.00%, 6/1/2027 45,000 46,344
State of Florida Public
Education Capital Outlay,
Series 2024B, G.O.
Unlimited, Refunding,
5.00%, 6/1/2029 20,000 21,493
State of Florida Department
of Transportation
Financing Corp., Series
2018, Revenue,
5.00%, 7/1/2032 45,000 47,092
State of Florida Department
of Transportation Turnpike
System, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2028 25,000 26,352
5.00%, 7/1/2032 45,000 47,239
5.00%, 7/1/2031 100,000 105,120
State of Florida Department
of Transportation Federal
Highway Reimbursement,
Series 2021A, Revenue,
5.00%, 7/1/2027 50,000 51,484
State of Florida Department
of Transportation Turnpike
System, Series 2025D,
Revenue,
4.25%, 7/1/2055 150,000 138,129
State of Florida Department
of Transportation Turnpike
System, Series 2925B,
Revenue,
5.00%, 7/1/2055 75,000 77,063
Town of Davie Nova
Southeastern University
Project, Series 2018,
Revenue, Refunding,
5.00%, 4/1/2048 50,000 50,283
2,529,107

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 2 .5%
City of Atlanta Public
Improvement, Series
2022A1, G.O. Unlimited,
ETM,
5.00%, 12/1/2028
(c)
$ 65,000 $ 69,073
City of Atlanta Water &
Wastewater, Series
2017A, Revenue,
Pre-Refunded,
5.00%, 11/1/2035
(c)
10,000 10,390
City of Atlanta Water &
Wastewater, Series
2018C, Revenue,
Refunding,
5.00%, 11/1/2026 30,000 30,443
City of Columbus Series
2022, G.O. Unlimited,
5.00%, 1/1/2029 15,000 15,989
City of Columbus Water &
Sewerage, Series 2026,
Revenue, Refunding,
5.00%, 5/1/2056 100,000 102,777
Cobb-Marietta Coliseum
& Exhibit Hall Authority
Cobb Galleria Center
Project, Series 2025,
Revenue,
5.50%, 10/1/2050 80,000 86,130
County of DeKalb Series
2016, G.O. Unlimited,
Refunding,
5.00%, 12/1/2027 15,000 15,240
County of DeKalb Water &
Sewerage, Series 2022,
Revenue, Refunding,
5.00%, 10/1/2030 15,000 16,465
5.00%, 10/1/2029 15,000 16,195
5.00%, 10/1/2026 20,000 20,250
County of DeKalb Water &
Sewerage, Series 2025A,
Revenue,
5.00%, 10/1/2044 10,000 10,788
County of Fulton Water &
Sewerage, Series 2025,
Revenue, Refunding,
5.00%, 1/1/2033 65,000 73,394
Forsyth County School
District Series 2020, G.O.
Unlimited,
5.00%, 2/1/2034 30,000 32,260
Georgia Ports Authority
Series 2021, Revenue,
5.00%, 7/1/2033 70,000 76,911
Main Street Natural Gas, Inc.
Gas Supply, Series 2022B,
Revenue, Mandatory Put,
5.00%, 12/1/2052
(a)(b)
25,000 26,084
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 2.5% continued
Main Street Natural Gas, Inc.
Gas Supply, Series 2023A,
Revenue, Mandatory Put,
5.00%, 6/1/2053
(a)(b)
$ 15,000 $ 15,695
Main Street Natural Gas, Inc.
Gas Supply, Series 2023B,
Revenue, Mandatory Put,
5.00%, 7/1/2053
(a)(b)
10,000 10,485
Main Street Natural Gas, Inc.
Gas Supply, Series 2023E,
Revenue, Mandatory Put,
5.00%, 12/1/2053
(a)(b)
60,000 63,509
Main Street Natural Gas, Inc.
Gas Supply, Series 2024C,
Revenue, Mandatory Put,
5.00%, 12/1/2054
(a)(b)
130,000 137,187
Main Street Natural Gas, Inc.
Gas Supply, Series 2024D,
Revenue, Mandatory Put,
5.00%, 4/1/2054
(a)(b)
105,000 111,485
Main Street Natural Gas, Inc.
Gas Supply, Series 2024E,
Revenue, Mandatory Put,
5.00%, 5/1/2055
(a)(b)
10,000 10,491
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2017C,
Revenue, Refunding,
3.25%, 7/1/2039 175,000 158,168
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2023B,
Revenue,
5.00%, 7/1/2030 20,000 21,895
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2024B,
Revenue,
5.00%, 7/1/2030 25,000 27,368
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025A,
Revenue,
5.25%, 7/1/2050 100,000 105,983
Metropolitan Atlanta Rapid
Transit Authority Sales
Tax, Series 2025B,
Revenue, Refunding,
5.00%, 7/1/2032 50,000 56,294
Private Colleges &
Universities Authority
Emory University, Series
2019A, Revenue,
Refunding,
5.00%, 9/1/2031 20,000 21,412
State of Georgia Series
2016C, G.O. Unlimited,
Refunding,
5.00%, 7/1/2026 15,000 15,096

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Georgia - 2.5% continued
State of Georgia Series
2016E, G.O. Unlimited,
Refunding,
5.00%, 12/1/2026 $ 45,000 $ 45,745
State of Georgia Series
2016F, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 20,000 20,379
State of Georgia Series
2017A, G.O. Unlimited,
5.00%, 2/1/2028 15,000 15,311
State of Georgia Series
2018A, G.O. Unlimited,
5.00%, 7/1/2028 10,000 10,548
1,449,440
Hawaii - 0 .3%
City & County of Honolulu
Rail Transit Project,
Series 2021E, G.O.
Unlimited,
5.00%, 3/1/2027 85,000 86,973
City & County of Honolulu
Wastewater System,
Series 2022A, Revenue,
5.00%, 7/1/2042 25,000 26,729
State of Hawaii Series FG,
G.O. Unlimited,
5.00%, 10/1/2026 55,000 55,700
169,402
Idaho - 0 .5%
Idaho Housing & Finance
Association Federal
Highway Trust Fund,
Series 2019A, Revenue,
Refunding,
5.00%, 7/15/2033 50,000 52,992
5.00%, 7/15/2036 75,000 78,742
Idaho Housing &
Finance Association
Transportation Expansion
& Congestion Mitigation
Fund, Series 2023A,
Revenue,
5.00%, 8/15/2039 10,000 10,954
5.00%, 8/15/2041 10,000 10,883
5.00%, 8/15/2042 35,000 37,869
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2024A,
Revenue,
5.00%, 6/1/2029 20,000 21,476
5.00%, 6/1/2033 45,000 50,988
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Idaho - 0.5% continued
Idaho State Building
Authority School
Modernization Facilities
Fund, Series 2025A,
Revenue,
5.00%, 6/1/2034 $ 20,000 $ 22,850
286,754
Illinois - 6 .2%
Chicago Board of Education
Dedicated Capital
Improvement Tax, Series
2023, Revenue,
5.25%, 4/1/2033 130,000 142,046
Chicago Midway
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 1/1/2043 70,000 74,777
5.00%, 1/1/2044 55,000 58,180
Chicago O'Hare International
Airport Series 2017B,
Revenue, Refunding,
5.00%, 1/1/2036 100,000 101,231
Chicago O'Hare International
Airport Series 2020B,
Revenue, Refunding,
5.00%, 1/1/2030 15,000 16,171
5.00%, 1/1/2031 15,000 16,109
Chicago O'Hare International
Airport Series 2022D,
Revenue, Refunding,
5.00%, 1/1/2041 70,000 73,945
Chicago O'Hare International
Airport Series 2024B,
Revenue,
5.00%, 1/1/2048 15,000 15,305
5.25%, 1/1/2053 125,000 128,966
Chicago O'Hare International
Airport Series 2026A,
Revenue,
5.25%, 1/1/2056 100,000 103,370
Chicago O'Hare International
Airport Series B, Revenue,
Refunding,
5.00%, 1/1/2034 20,000 20,275
Chicago O'Hare International
Airport Series E, Revenue,
5.25%, 1/1/2028 10,000 10,188
Chicago O'Hare International
Airport Series F, Revenue,
BAM Insured,
4.25%, 1/1/2042 85,000 84,717
Chicago Transit Authority
Series 2024A, Revenue,
Refunding,
5.00%, 12/1/2041 20,000 21,340
5.00%, 12/1/2044 60,000 63,248

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
Chicago Transit Authority
Series 2026A, Revenue,
Refunding,
5.50%, 12/1/2059 $ 100,000 $ 104,705
City of Chicago Series 2024A,
G.O. Unlimited,
5.00%, 1/1/2041 75,000 74,916
City of Chicago Series 2024B,
G.O. Unlimited, Refunding,
5.00%, 1/1/2033 30,000 31,258
City of Chicago Waterworks,
Series 2004, Revenue,
Refunding,
5.00%, 11/1/2026 20,000 20,271
City of Chicago Wastewater
Transmission, Series
2023B, Revenue,
Refunding, AG Insured,
5.00%, 1/1/2034 10,000 10,984
5.00%, 1/1/2035 50,000 54,579
5.00%, 11/1/2038 10,000 10,664
City of Chicago Waterworks,
Series 2024A, Revenue,
Refunding,
5.00%, 11/1/2041 60,000 64,393
Cook Kane Lake & McHenry
Counties Community
College District No. 512
William Rainey Harper
College, Series 2017B,
G.O. Unlimited, Refunding,
5.00%, 12/1/2028 10,000 10,576
Cook Kane Lake & McHenry
Counties Community
College District No. 512
William Rainey Harper
College, Series 2020,
G.O. Unlimited,
4.00%, 12/15/2031 30,000 30,712
County of Cook Series
2022A, G.O. Unlimited,
Refunding,
5.00%, 11/15/2033 20,000 22,057
County of Cook Series
2022A, Revenue,
Refunding,
5.00%, 11/15/2042 55,000 57,903
County of Cook Series 2024,
Revenue, Refunding,
5.00%, 11/15/2043 100,000 104,138
DuPage County School
District No. 58 Downers
Grove, Series 2022, G.O.
Unlimited,
5.00%, 12/15/2037 10,000 10,861
5.25%, 12/15/2039 80,000 87,300
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2017, Revenue,
5.00%, 7/1/2028 $ 30,000 $ 30,524
5.00%, 1/1/2029 30,000 30,521
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2019, Revenue,
5.00%, 1/1/2027 10,000 10,189
5.00%, 7/1/2030 45,000 48,117
5.00%, 7/1/2034 10,000 10,590
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2020, Revenue,
5.00%, 7/1/2031 10,000 10,916
5.00%, 1/1/2027 15,000 15,283
5.00%, 7/1/2028 35,000 36,861
Illinois Finance Authority
University of Chicago
(The), Series 2020A,
Revenue,
4.00%, 4/1/2050 70,000 61,007
Illinois Finance Authority
Clean Water Initiative
Revolving Fund, Series
2025A, Revenue,
5.00%, 1/1/2034 65,000 73,676
5.00%, 7/1/2036 90,000 101,722
5.00%, 7/1/2045 15,000 15,961
Illinois Finance Authority
Rosalind Franklin
University of Medicine
and Science, Series A,
Revenue, Refunding,
5.00%, 8/1/2042 55,000 54,477
Illinois State Toll Highway
Authority Series 2015B,
Revenue,
5.00%, 1/1/2040 45,000 44,996
Illinois State Toll Highway
Authority Series 2017A,
Revenue,
5.00%, 1/1/2042 25,000 25,537
Illinois State Toll Highway
Authority Series 2019B,
Revenue, Refunding,
5.00%, 1/1/2031 30,000 32,123
Illinois State Toll Highway
Authority Series 2020A,
Revenue,
5.00%, 1/1/2045 45,000 46,559
5.00%, 1/1/2039 20,000 21,210
Illinois State Toll Highway
Authority Series 2021A,
Revenue,
5.00%, 1/1/2043 85,000 89,145

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
Illinois State Toll Highway
Authority Series 2023A,
Revenue,
5.00%, 1/1/2044 $ 75,000 $ 79,495
Metropolitan Water
Reclamation District of
Greater Chicago Series
2021C, G.O. Limited,
Refunding,
5.00%, 12/1/2029 15,000 16,193
Metropolitan Water
Reclamation District of
Greater Chicago Series A,
G.O. Unlimited, Refunding,
5.00%, 12/1/2029 20,000 20,302
5.00%, 12/1/2030 20,000 20,291
Sales Tax Securitization
Corp. Series 2017A,
Revenue, Refunding,
5.00%, 1/1/2027 60,000 61,029
Sales Tax Securitization
Corp. Series 2020A,
Revenue, Refunding,
5.00%, 1/1/2027 35,000 35,600
Sales Tax Securitization
Corp. Series 2024A,
Revenue, Refunding,
5.00%, 1/1/2037 35,000 38,259
State of Illinois Series 2006,
G.O. Unlimited,
5.50%, 1/1/2030 10,000 10,884
State of Illinois Series 2017A,
G.O. Unlimited,
4.25%, 12/1/2040 55,000 52,747
5.00%, 12/1/2032 55,000 56,289
State of Illinois Series 2018A,
G.O. Unlimited, Refunding,
5.00%, 10/1/2032 50,000 51,894
State of Illinois Series 2020B,
G.O. Unlimited,
5.00%, 10/1/2030 20,000 21,565
5.00%, 10/1/2031 15,000 16,095
5.00%, 10/1/2026 105,000 106,143
State of Illinois Series 2021A,
G.O. Unlimited,
5.00%, 3/1/2037 60,000 62,922
State of Illinois Series 2023B,
G.O. Unlimited,
5.00%, 5/1/2036 75,000 79,832
5.00%, 5/1/2037 70,000 74,056
State of Illinois Series 2024,
G.O. Unlimited, Refunding,
5.00%, 2/1/2034 60,000 66,017
State of Illinois Series 2024B,
G.O. Unlimited,
5.00%, 5/1/2027 75,000 76,747
5.00%, 5/1/2039 10,000 10,600
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Illinois - 6.2% continued
State of Illinois Series 2025D,
G.O. Unlimited,
5.00%, 9/1/2039 $ 35,000 $ 37,138
State of Illinois Sales Tax,
Series 2021C, Revenue,
Refunding,
5.00%, 6/15/2032 10,000 10,887
State of Illinois Sales Tax,
Series 2024A, Revenue,
5.00%, 6/15/2033 65,000 72,100
State of Illinois Sales Tax,
Series 2025B, Revenue,
5.00%, 6/15/2039 25,000 26,931
3,488,615
Indiana - 1 .4%
Allen County Building Corp.
Lease Rent, Series
2024, Revenue, State Aid
Intercept,
5.00%, 7/15/2041 65,000 69,507
City of Indianapolis Water
System, Series 2016B,
Revenue, Refunding,
5.00%, 10/1/2028 65,000 65,729
Indiana Finance Authority
Highway, Series 2016C,
Revenue, Refunding,
5.00%, 6/1/2027 85,000 86,310
Indiana Finance Authority
CWA Authority Project,
Series 2021-1, Revenue,
Refunding,
5.00%, 10/1/2028 45,000 47,561
5.00%, 10/1/2033 75,000 82,359
Indianapolis Local Public
Improvement Bond Bank
Courthouse & Jail Project,
Series 2019A, Revenue,
5.00%, 2/1/2033 150,000 158,269
IPS Multi-School Building
Corp. First Mortgage,
Series 2023, Revenue,
State Aid Intercept,
5.25%, 7/15/2041 25,000 26,518
Merrillville Multi School
Building Corp. First
Mortgage, Series 2022,
Revenue, State Aid
Intercept,
5.00%, 7/15/2037 40,000 43,205
5.00%, 7/15/2039 40,000 42,707
Westfield-Washington Multi-
School Building Corp. First
Mortgage, Series 2024A,
Revenue, BAM Insured,
5.00%, 7/15/2036 65,000 71,794
5.25%, 7/15/2043 95,000 102,866
796,825

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Iowa - 0 .6%
Iowa Finance Authority
State Revolving Fund,
Series 2017, Revenue,
Refunding,
5.00%, 8/1/2028 $ 20,000 $ 20,643
Iowa Finance Authority State
Revolving Fund, Series
2021A, Revenue,
5.00%, 8/1/2036 40,000 43,457
Iowa Finance Authority
State Revolving Fund,
Series 2022A, Revenue,
Refunding,
5.00%, 8/1/2039 30,000 32,452
Iowa Finance Authority
State Revolving Fund,
Series 2023A, Revenue,
Refunding,
5.00%, 8/1/2031 25,000 27,804
Iowa Finance Authority State
Revolving Fund, Series
2024A, Revenue,
5.00%, 8/1/2034 35,000 39,942
Iowa Finance Authority
State Revolving Fund,
Series 2025C, Revenue,
Refunding,
5.00%, 8/1/2043 10,000 10,842
Iowa Finance Authority
Midwestern Disaster Area
Iowa Fertilizer Co. Project,
Series 2022, Revenue,
Pre-Refunded, Mandatory
Put,
5.00%, 12/1/2050
(a)(c)
80,000 90,096
State of Iowa Ijobs Program,
Series 2019A, Revenue,
Refunding,
5.00%, 6/1/2031 10,000 10,656
5.00%, 6/1/2032 55,000 58,407
334,299
Kansas - 0 .9%
County of Johnson Internal
Improvement, Series
2018A, G.O. Unlimited,
5.00%, 9/1/2026 25,000 25,266
Johnson County Unified
School District No. 233
Olathe, Series 2022A,
G.O. Unlimited, Refunding,
5.00%, 9/1/2033 80,000 88,066
5.00%, 9/1/2032 30,000 33,173
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2023SRF, Revenue,
5.00%, 5/1/2034 75,000 84,291
5.00%, 5/1/2039 10,000 10,935
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Kansas - 0.9% continued
Kansas Development
Finance Authority Kansas
Department of Health
& Environment, Series
2024SRF, Revenue,
5.00%, 5/1/2035 $ 15,000 $ 16,985
Riley County Unified
School District No. 383
Manhattan-Ogden, Series
2018A, G.O. Unlimited,
Pre-Refunded,
5.00%, 9/1/2038
(c)
10,000 10,338
State of Kansas Department
of Transportation, Series
2017A, Revenue,
5.00%, 9/1/2027 10,000 10,356
State of Kansas Department
of Transportation, Series
2018A, Revenue,
5.00%, 9/1/2029 35,000 36,152
5.00%, 9/1/2031 60,000 61,795
5.00%, 9/1/2033 10,000 10,270
5.00%, 9/1/2028 50,000 51,693
State of Kansas Department
of Transportation,
Series 2024A, Revenue,
Refunding,
5.00%, 9/1/2043 10,000 10,780
State of Kansas Department
of Transportation,
Series 2025A, Revenue,
Refunding,
5.00%, 9/1/2039 50,000 55,531
Wyandotte County Unified
School District No. 500
Kansas City, Series
A, G.O. Unlimited,
Pre-Refunded,
5.25%, 9/1/2042
(c)
60,000 60,692
566,323
Kentucky - 1 .2%
Kentucky Public Energy
Authority Gas Supply,
Series 2024A, Revenue,
Mandatory Put,
5.00%, 5/1/2055
(a)(b)
100,000 104,832
Kentucky Public Energy
Authority Gas Supply,
Series 2024B, Revenue,
Refunding, Mandatory Put,
5.00%, 1/1/2055
(a)(b)
130,000 137,610
Kentucky State Property &
Building Commission
Project No. 115, Revenue,
5.00%, 5/1/2029 35,000 36,652
5.00%, 4/1/2028 65,000 66,519
5.00%, 4/1/2030 35,000 35,765

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Kentucky - 1.2% continued
Kentucky State Property &
Building Commission
Project No. 130, Series
2024A, Revenue,
5.00%, 11/1/2034 $ 10,000 $ 11,312
Kentucky State Property &
Building Commission
Project No. 132, Series A,
Revenue,
5.00%, 10/1/2029 10,000 10,769
5.00%, 4/1/2033 75,000 83,983
5.00%, 4/1/2034 25,000 28,182
5.00%, 9/1/2038 10,000 11,152
5.25%, 6/1/2038 15,000 16,455
5.50%, 11/1/2042 10,000 11,175
Kentucky State Property &
Building Commission
Project No. 112, Series
B, Revenue, Refunding,
State Appropriation,
5.00%, 11/1/2028 50,000 50,728
Kentucky Turnpike Authority
Revitalization Projects,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2032 25,000 27,478
Louisville & Jefferson County
Metropolitan Sewer
District Sewer & Drainage
System, Series 2023C,
Revenue, Refunding,
5.00%, 5/15/2034 10,000 11,313
5.00%, 5/15/2040 10,000 10,862
Louisville Water Co. Series
2025, Revenue,
5.00%, 11/15/2039 15,000 16,590
Scott County School District
Finance Corp. Board of
Education, Series 2022,
Revenue, BAM Insured,
5.00%, 9/1/2041 75,000 79,052
750,429
Louisiana - 0 .5%
City of New Orleans Series
2021A, G.O. Unlimited,
5.00%, 12/1/2041 65,000 66,876
Jefferson Parish
Consolidated Waterworks
District No. 2 Series 2022,
Revenue, Refunding, BAM
Insured,
4.00%, 2/1/2038 25,000 25,451
Jefferson Sales Tax District
Series 2019B, Revenue,
AG Insured,
5.00%, 12/1/2030 10,000 10,725
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Louisiana - 0.5% continued
Louisiana Public Facilities
Authority Tulane
University Project,
Series 2023A, Revenue,
Refunding,
5.00%, 10/15/2036 $ 45,000 $ 48,945
Louisiana Stadium &
Exposition District
Series 2023A, Revenue,
Refunding,
5.00%, 7/1/2040 70,000 74,714
State of Louisiana Series
2024A, G.O. Unlimited,
5.00%, 5/1/2035 40,000 45,175
State of Louisiana Garvee,
Series 2019A, Revenue,
5.00%, 9/1/2027 25,000 25,849
State of Louisiana Garvee,
Series 2023, Revenue,
5.00%, 9/1/2035 5,000 5,548
5.00%, 9/1/2034 40,000 44,660
347,943
Maine - 0 .2%
Maine Governmental
Facilities Authority Series
2025A, Revenue,
5.25%, 10/1/2045 10,000 10,720
Maine Health & Higher
Educational Facilities
Authority Northeastern
University Issue, Series
2024B, Revenue,
5.00%, 10/1/2039 10,000 10,858
State of Maine Series 2019B,
G.O. Unlimited,
5.00%, 6/1/2029 35,000 37,547
State of Maine Series 2020B,
G.O. Unlimited,
5.00%, 6/1/2029 10,000 10,728
5.00%, 6/1/2027 45,000 46,307
116,160
Maryland - 0 .6%
Maryland Stadium Authority
Baltimore City Public
School Construction
Financing Fund, Series
2020A, Revenue, State
Aid Intercept,
5.00%, 5/1/2050 60,000 62,672
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2020,
Revenue,
5.00%, 7/1/2033 20,000 21,603

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Maryland - 0.6% continued
Maryland State
Transportation Authority
Transportation Facilities
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 7/1/2039 $ 10,000 $ 11,021
State of Maryland Series
2025A1, G.O. Limited,
5.00%, 6/1/2033 15,000 17,026
State of Maryland Series
2017A, G.O. Unlimited,
5.00%, 8/1/2027 25,000 25,830
State of Maryland Series
2018-2, G.O. Unlimited,
5.00%, 8/1/2027 80,000 82,657
State of Maryland Series
2021A, G.O. Unlimited,
5.00%, 8/1/2034 25,000 27,429
5.00%, 8/1/2026 5,000 5,041
State of Maryland
Department of
Transportation, Series
2025B, Revenue,
5.00%, 10/1/2034 70,000 78,991
332,270
Massachusetts - 1 .8%
Commonwealth of
Massachusetts Series
2019C, G.O. Limited,
5.00%, 5/1/2039 25,000 26,149
Commonwealth of
Massachusetts Series
2021D, G.O. Limited,
5.00%, 9/1/2049 105,000 107,788
Commonwealth of
Massachusetts Series
2023B, G.O. Limited,
5.00%, 10/1/2034 10,000 11,315
Commonwealth of
Massachusetts Series
2023C, G.O. Limited,
Refunding,
5.00%, 8/1/2043 10,000 10,727
Commonwealth of
Massachusetts Series
2024A, G.O. Limited,
Refunding,
5.00%, 3/1/2039 10,000 11,035
Commonwealth of
Massachusetts Series
2024B, G.O. Limited,
5.00%, 5/1/2054 55,000 56,481
Commonwealth of
Massachusetts Series
2024H, G.O. Unlimited,
5.00%, 12/1/2044 10,000 10,741
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Massachusetts - 1.8% continued
Commonwealth of
Massachusetts Series
2025C, G.O. Unlimited,
5.00%, 6/1/2042 $ 85,000 $ 93,065
Commonwealth of
Massachusetts Series
2005, Revenue, NATL
Insured, ETM,
5.50%, 1/1/2034
(c)
65,000 74,296
Massachusetts Bay
Transportation Authority
Assessment, Series
2022A1, Revenue,
Refunding,
5.00%, 7/1/2036 10,000 11,024
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2024A,
Revenue, Refunding,
5.25%, 7/1/2052 75,000 78,732
Massachusetts Bay
Transportation Authority
Sales Tax, Series 2025B,
Revenue,
5.00%, 7/1/2044 10,000 10,855
5.00%, 7/1/2045 10,000 10,737
5.00%, 7/1/2055 75,000 76,898
Massachusetts Clean
Water Trust (The) State
Revolving Fund, Series 27,
Revenue, Refunding,
5.00%, 2/1/2056 100,000 104,160
Massachusetts Department
of Transportation
Metropolitan Highway
System, Series 2019A,
Revenue, Refunding,
5.00%, 1/1/2034 15,000 15,785
Massachusetts Development
Finance Agency Boston
College Issue, Series
2021V, Revenue,
5.00%, 7/1/2055 100,000 104,269
Massachusetts Development
Finance Agency
Northeastern University
Issue, Series 2022,
Revenue, Refunding,
5.00%, 10/1/2035 15,000 16,622
5.00%, 10/1/2044 100,000 105,979
Massachusetts Development
Finance Agency Harvard
University Issue, Series
2025A2, Revenue,
Mandatory Put,
5.00%, 5/15/2055
(a)(b)
100,000 114,510
1,051,168

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Michigan - 1 .1%
Great Lakes Water Authority
Sewage Disposal System,
Series 2025B, Revenue,
Refunding,
5.00%, 7/1/2034 $ 10,000 $ 11,298
Howell Public Schools Series
2025II, G.O. Unlimited,
Qualified School Bond
Loan Fund,
5.00%, 5/1/2039 10,000 11,046
5.00%, 5/1/2045 20,000 21,092
Michigan State Building
Authority Facilities
Program, Series 2016I,
Revenue, Refunding,
5.00%, 10/15/2028 105,000 106,320
5.00%, 10/15/2029 60,000 60,732
5.00%, 10/15/2046 10,000 10,039
Michigan State Building
Authority Facilities
Program, Series 2025I,
Revenue, Refunding,
5.00%, 4/15/2045 10,000 10,657
5.00%, 10/15/2050 100,000 104,084
Michigan State University
Series 2023A, Revenue,
Refunding,
5.00%, 8/15/2041 50,000 53,879
Michigan State University
Series 2024A, Revenue,
5.00%, 8/15/2038 10,000 11,073
5.25%, 8/15/2054 10,000 10,446
Michigan State University
Series 2025A, Revenue,
Refunding,
5.00%, 2/15/2045 10,000 10,681
State of Michigan Garvee,
Series 2016, Revenue,
Refunding,
5.00%, 3/15/2027 25,000 25,581
State of Michigan Trunk Line,
Series 2020B, Revenue,
4.00%, 11/15/2038 25,000 25,428
State of Michigan Trunk Line,
Series 2023, Revenue,
5.00%, 11/15/2042 10,000 10,786
5.00%, 11/15/2046 20,000 20,908
Wayne County Airport
Authority Detroit
Metropolitan Wayne
County Airport, Series
2021A, Revenue,
5.00%, 12/1/2046 25,000 25,720
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Michigan - 1.1% continued
Wayne County Airport
Authority Detroit
Metropolitan Wayne
County Airport, Series
2023C, Revenue,
Refunding, AG Insured,
5.25%, 12/1/2041 $ 15,000 $ 16,460
5.25%, 12/1/2042 60,000 65,449
611,679
Minnesota - 1 .4%
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2016C, Revenue,
5.00%, 1/1/2041 35,000 35,312
Minneapolis-St. Paul
Metropolitan Airports
Commission Airport,
Series 2024A, Revenue,
4.00%, 1/1/2054 40,000 34,957
Minnesota Municipal Gas
Agency Gas Project,
Series 2026A, Revenue,
5.00%, 9/1/2035 100,000 103,033
State of Minnesota State
Office Building Project,
Series 2023, Certificate of
Participation,
5.00%, 11/1/2032 10,000 11,203
5.00%, 11/1/2035 10,000 11,196
5.00%, 11/1/2034 90,000 101,472
5.00%, 11/1/2039 10,000 10,907
State of Minnesota Series
2019A, G.O. Unlimited,
5.00%, 8/1/2031 20,000 21,442
5.00%, 8/1/2033 85,000 90,886
5.00%, 8/1/2035 30,000 31,894
State of Minnesota Series
2020A, G.O. Unlimited,
5.00%, 8/1/2031 25,000 27,323
5.00%, 8/1/2035 45,000 48,470
State of Minnesota Series
2021A, G.O. Unlimited,
5.00%, 9/1/2028 10,000 10,590
State of Minnesota Series
2021B, G.O. Unlimited,
5.00%, 9/1/2027 55,000 56,938
State of Minnesota Series
2022A, G.O. Unlimited,
5.00%, 8/1/2027 40,000 41,328
State of Minnesota Series
2022B, G.O. Unlimited,
5.00%, 8/1/2035 30,000 33,258
State of Minnesota Series
2022D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 40,000 44,508

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Minnesota - 1.4% continued
State of Minnesota Series
2023E, G.O. Unlimited,
Refunding,
5.00%, 8/1/2033 $ 10,000 $ 11,332
State of Minnesota Series
2024D, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 5,000 5,042
State of Minnesota Series
2025A, G.O. Unlimited,
5.00%, 8/1/2030 10,000 10,961
State of Minnesota Series
2022A, Revenue,
Refunding,
5.00%, 3/1/2029 75,000 79,949
822,001
Mississippi - 0 .6%
State of Mississippi Series
2016B, G.O. Unlimited,
Pre-Refunded,
5.00%, 12/1/2029
(c)
35,000 35,586
5.00%, 12/1/2032
(c)
55,000 55,920
State of Mississippi Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 10/1/2026 25,000 25,317
State of Mississippi Series
2018A, G.O. Unlimited,
Pre-Refunded,
5.00%, 11/1/2035
(c)
10,000 10,147
5.00%, 11/1/2032
(c)
20,000 20,294
5.00%, 11/1/2034
(c)
25,000 25,367
State of Mississippi Series
2021A, G.O. Unlimited,
5.00%, 6/1/2032 80,000 86,865
State of Mississippi Series
2021C, G.O. Unlimited,
5.00%, 10/1/2034 40,000 41,925
State of Mississippi Gaming,
Series 2019A, Revenue,
5.00%, 10/15/2030 45,000 47,111
348,532
Missouri - 0 .3%
Bi-State Development Agency
of the Missouri-Illinois
Metropolitan District
Combined Lien Mass
Transit, Series 2019,
Revenue, Refunding,
4.00%, 10/1/2034 30,000 30,615
Missouri Highway &
Transportation
Commission State Road,
Series 2022A, Revenue,
5.00%, 5/1/2027 30,000 30,801
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Missouri - 0.3% continued
Springfield School District
No. R-12 School Building,
Series 2019, G.O.
Unlimited,
4.00%, 3/1/2034 $ 40,000 $ 41,026
Springfield School District
No. R-12 School Building,
Series 2023, G.O.
Unlimited, State Aid Direct
Deposit,
5.00%, 3/1/2033 20,000 22,205
St. Louis Community
College District Series
2024, Certificate of
Participation,
4.00%, 4/1/2042 30,000 29,519
154,166
Nebraska - 0 .9%
Central Plains Energy
Project Gas Project No. 3,
Series 2017A, Revenue,
Refunding,
5.00%, 9/1/2029 40,000 41,670
5.00%, 9/1/2042 100,000 101,039
Central Plains Energy
Project Gas Supply,
Series 2025A1, Revenue,
Refunding, Mandatory Put,
5.00%, 8/1/2055
(a)(b)
20,000 21,171
Nebraska Public Power
District Series 2016B,
Revenue, Refunding,
5.00%, 1/1/2031 30,000 30,050
Omaha Public Power District
Electric, Series 2023A,
Revenue,
5.25%, 2/1/2048 100,000 105,445
Omaha Public Power District
Electric, Series 2024C,
Revenue,
5.00%, 2/1/2054 35,000 35,920
Omaha Public Power District
Electric, Series 2026A,
Revenue, Refunding,
5.00%, 2/1/2049 100,000 104,439
439,734
Nevada - 1 .2%
Clark County School District
Building, Series 2020A,
G.O. Limited, AG Insured,
5.00%, 6/15/2035 40,000 42,680
Clark County School District
Building, Series 2023A,
G.O. Limited,
5.00%, 6/15/2039 30,000 32,221

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Nevada - 1.2% continued
Clark County School District
Building, Series 2024A,
G.O. Limited,
5.00%, 6/15/2037 $ 65,000 $ 71,423
Clark County School District
Building, Series 2025A,
G.O. Limited,
5.00%, 6/15/2037 60,000 66,541
Clark County Water
Reclamation District
Series 2023, G.O. Limited,
5.00%, 7/1/2042 10,000 10,815
County of Clark Series
2016B, G.O. Limited,
Refunding,
5.00%, 11/1/2029 115,000 116,711
County of Clark
Transportation
Improvement, Series
2018B, G.O. Limited,
5.00%, 12/1/2032 75,000 79,188
County of Clark Airport
System, Series 2019B,
Revenue, Refunding,
5.00%, 7/1/2042 45,000 46,552
County of Clark Las Vegas-
McCarran International
Airport Passenger Facility
Charge, Series 2019E,
Revenue, Refunding,
5.00%, 7/1/2033 50,000 52,980
County of Clark Highway
Improvement, Series
2023, Revenue,
4.00%, 7/1/2043 185,000 183,480
702,591
New Hampshire - 0 .2%
New Hampshire Health
and Education Facilities
Authority University
System of New
Hampshire, Series 2015,
Revenue, Refunding,
5.00%, 7/1/2045 100,000 100,033
New Hampshire Municipal
Bond Bank Series 2025B,
Revenue,
5.00%, 8/15/2030 15,000 16,413
116,446
New Jersey - 1 .3%
New Jersey Economic
Development Authority
House Project, Series
2017B, Revenue,
5.00%, 6/15/2033 20,000 21,019
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Jersey - 1.3% continued
New Jersey Economic
Development Authority
Transit Transportation
Project, Series 2020A,
Revenue,
5.00%, 11/1/2033 $ 35,000 $ 37,246
5.00%, 11/1/2034 30,000 31,823
New Jersey Economic
Development Authority
School Facilities
Construction, Series
2024SSS, Revenue,
Refunding,
5.25%, 6/15/2038 70,000 78,160
New Jersey Educational
Facilities Authority
Princeton University,
Series 2021C, Revenue,
Refunding,
3.00%, 3/1/2034 40,000 38,787
New Jersey Educational
Facilities Authority
Princeton University,
Series A2, Revenue,
Mandatory Put,
5.00%, 7/1/2064
(a)(b)
80,000 92,167
New Jersey Transportation
Trust Fund Authority
Fedral Highway
Reimbursement, Series
2016A1, Revenue,
4.10%, 6/15/2031 100,000 100,177
5.00%, 6/15/2029 100,000 100,442
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2018A, Revenue,
Refunding,
5.00%, 12/15/2032 35,000 36,808
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2019AA, Revenue,
4.50%, 6/15/2049 70,000 68,314
New Jersey Transportation
Trust Fund Authority
Transportation System,
Series 2024A, Revenue,
Refunding,
5.00%, 6/15/2032 20,000 22,343
5.00%, 6/15/2035 65,000 73,444
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2024AA, Revenue,
Refunding,
5.00%, 6/15/2042 35,000 37,727

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New Jersey - 1.3% continued
New Jersey Transportation
Trust Fund Authority
Transportation Program,
Series 2025AA, Revenue,
5.00%, 6/15/2033 $ 10,000 $ 11,251
5.00%, 6/15/2037 10,000 11,200
760,908
New Mexico - 0 .0%
(d)
State of New Mexico Capital
Project, Series 2025, G.O.
Unlimited,
5.00%, 3/1/2035 10,000 10,734
New York - 11 .1%
City of New York Series
2021-2, G.O. Limited,
Daily VRDN and Put,
2.90%, 4/1/2042
(a)(b)
300,000 300,000
City of New York Series
2019D1, G.O. Unlimited,
5.00%, 12/1/2041 80,000 82,608
City of New York Series
2019E, G.O. Unlimited,
Refunding,
3.13%, 8/1/2035 60,000 57,304
City of New York Series
2020B1, G.O. Unlimited,
5.00%, 10/1/2038 20,000 20,984
City of New York Series
2020D1, G.O. Unlimited,
5.00%, 3/1/2039 15,000 15,670
City of New York Series
2021-1, G.O. Unlimited,
5.00%, 4/1/2035 15,000 16,186
City of New York Series
2021F1, G.O. Unlimited,
5.00%, 3/1/2037 70,000 74,770
City of New York Series
2022A1, G.O. Unlimited,
5.00%, 8/1/2047 25,000 25,718
City of New York Series
2023A1, G.O. Unlimited,
5.00%, 9/1/2036 20,000 21,738
5.25%, 9/1/2042 25,000 26,786
City of New York Series
2024A, G.O. Unlimited,
5.00%, 8/1/2047 70,000 71,816
City of New York Series
2024D, G.O. Unlimited,
4.00%, 4/1/2050 55,000 48,910
5.00%, 4/1/2038 15,000 16,338
5.25%, 4/1/2047 135,000 141,384
City of New York Series
2025C1, G.O. Unlimited,
5.00%, 9/1/2047 65,000 66,894
City of New York Series
2025F, G.O. Unlimited,
Refunding,
5.00%, 8/1/2043 35,000 37,146
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 11.1% continued
City of New York Series
2026G, G.O. Unlimited,
5.25%, 2/1/2053 $ 150,000 $ 156,139
County of Nassau Series
2024A, G.O. Limited,
5.00%, 4/1/2045 15,000 15,903
Empire State Development
Corp. Personal Income
Tax, Series 2017C,
Revenue, Refunding,
5.00%, 3/15/2042 275,000 279,645
Empire State Development
Corp. Personal Income
Tax, Series 2020A,
Revenue,
5.00%, 3/15/2041 95,000 100,192
Empire State Development
Corp. Sales Tax, Series
2023A, Revenue,
5.00%, 3/15/2040 15,000 16,326
Empire State Development
Corp. Personal Income
Tax, Series 2023A,
Revenue, Refunding,
5.00%, 3/15/2041 10,000 10,800
Empire State Development
Corp. Sales Tax, Series
2024A, Revenue,
5.00%, 3/15/2050 100,000 103,089
Erie County Fiscal Stability
Authority Sales Tax,
Series 2017D, Revenue,
5.00%, 9/1/2039 90,000 92,011
Long Island Power Authority
Electric System, Series
2020A, Revenue,
Refunding,
4.00%, 9/1/2039 105,000 105,952
5.00%, 9/1/2038 40,000 42,428
Metropolitan Transportation
Authority Series 2022A,
Revenue,
4.00%, 11/15/2051 10,000 8,807
5.00%, 11/15/2045 10,000 10,407
Metropolitan Transportation
Authority Series 2024B1,
Revenue, Refunding,
5.00%, 11/15/2051 15,000 15,376
5.00%, 11/15/2050 65,000 66,880
5.00%, 11/15/2052 25,000 25,578
Metropolitan Transportation
Authority Series 2025A,
Revenue, Refunding,
5.00%, 11/15/2036 15,000 16,707
Metropolitan Transportation
Authority Series B1,
Revenue,
5.00%, 11/15/2056 15,000 15,042

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 11.1% continued
Metropolitan Transportation
Authority Series 2024A,
Special Tax,
5.00%, 11/15/2049 $ 100,000 $ 103,361
Monroe County Industrial
Development Corp.
University of Rochester
Project, Series 2020A,
Revenue,
4.00%, 7/1/2050 180,000 160,420
Nassau County Interim
Finance Authority Sales
Tax, Series 2021A,
Revenue, Refunding,
4.00%, 11/15/2032 35,000 37,022
New York City Educational
Construction Fund Series
2021B, Revenue, State
Aid Intercept,
5.00%, 4/1/2052 75,000 75,563
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2013BB, Revenue,
3.25%, 6/15/2047 110,000 86,088
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2019FF2, Revenue,
Refunding,
5.00%, 6/15/2040 55,000 57,463
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2023CC, Revenue,
Barclays Bank plc, Daily
VRDN and Put,
2.85%, 6/15/2053
(a)(b)
350,000 350,000
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2024BB2, Revenue,
Refunding,
5.25%, 6/15/2047 25,000 26,437
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series 2026AA2,
Revenue, Refunding,
5.00%, 6/15/2044 75,000 80,607
5.00%, 6/15/2050 75,000 77,695
New York City Municipal
Water Finance Authority
Water & Sewer System,
Series BB1, Revenue,
5.00%, 6/15/2045 20,000 20,265
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 11.1% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2017E1, Revenue,
5.00%, 2/1/2039 $ 50,000 $ 50,626
New York City Transitional
Finance Authority Future
Tax Secured, Series
2019C1, Revenue,
5.00%, 11/1/2039 15,000 15,604
New York City Transitional
Finance Authority Building
Aid, Series 2019S3A,
Revenue, Refunding,
State Aid Withholding,
5.00%, 7/15/2034 85,000 88,880
New York City Transitional
Finance Authority Building
Aid, Series 2020S1B,
Revenue, State Aid
Withholding,
4.00%, 7/15/2044 45,000 43,147
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022A1, Revenue,
Refunding,
5.00%, 11/1/2033 10,000 10,956
5.00%, 11/1/2034 10,000 10,905
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022D1, Revenue,
Refunding,
5.00%, 11/1/2033 50,000 55,068
New York City Transitional
Finance Authority Future
Tax Secured, Series
2022F1, Revenue,
5.00%, 2/1/2044 85,000 88,376
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023B1, Revenue,
Refunding,
5.25%, 11/1/2037 45,000 49,433
New York City Transitional
Finance Authority Future
Tax Secured, Series
2023D1, Revenue,
5.25%, 11/1/2041 10,000 10,794
5.25%, 11/1/2048 75,000 77,934
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024F1, Revenue,
4.25%, 2/1/2054 100,000 92,400
5.00%, 2/1/2048 50,000 51,372
5.00%, 2/1/2049 90,000 92,308

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 11.1% continued
New York City Transitional
Finance Authority Future
Tax Secured, Series
2024G1, Revenue,
5.00%, 5/1/2052 $ 65,000 $ 66,511
5.25%, 5/1/2048 80,000 83,895
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025C1, Revenue,
5.00%, 5/1/2041 70,000 75,783
New York City Transitional
Finance Authority Future
Tax Secured, Series
2025D, Revenue,
5.00%, 5/1/2038 10,000 11,012
5.00%, 5/1/2049 30,000 30,829
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026A1, Revenue,
5.50%, 5/1/2050 50,000 53,585
New York City Transitional
Finance Authority Future
Tax Secured, Series
2026B, Revenue,
5.00%, 5/1/2045 15,000 15,846
New York Liberty
Development Corp.
Goldman Sachs
Headquarters LLC,
Series 2005, Revenue,
Refunding,
5.25%, 10/1/2035 25,000 28,406
New York State Dormitory
Authority The New School
Project, Series 2016A,
Revenue, Refunding,
3.25%, 7/1/2034 35,000 33,288
New York State Dormitory
Authority Sales Tax,
Series 2017A, Revenue,
5.00%, 3/15/2038 115,000 116,758
5.00%, 3/15/2042 30,000 30,392
5.00%, 3/15/2043 30,000 30,362
New York State Dormitory
Authority Sales Tax,
Series 2018A, Revenue,
5.00%, 3/15/2044 75,000 76,709
New York State Dormitory
Authority New York
University, Series 2019A,
Revenue,
5.00%, 7/1/2030 15,000 16,098
New York State Dormitory
Authority Personal Income
Tax, Series 2019A,
Revenue, Refunding,
5.00%, 3/15/2041 25,000 26,050
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 11.1% continued
New York State Dormitory
Authority Personal Income
Tax, Series 2023A,
Revenue, Refunding,
5.00%, 3/15/2034 $ 10,000 $ 11,262
5.00%, 3/15/2037 15,000 16,434
New York State Dormitory
Authority Sales Tax,
Series 2024A, Revenue,
5.00%, 3/15/2049 60,000 62,087
5.00%, 3/15/2051 15,000 15,438
New York State Dormitory
Authority Sales Tax,
Series 2024B, Revenue,
Refunding,
5.00%, 3/15/2054 20,000 20,497
New York State Dormitory
Authority Sales Tax,
Series 2025A, Revenue,
Refunding,
5.00%, 3/15/2044 15,000 16,027
5.00%, 3/15/2055 85,000 87,131
New York State Dormitory
Authority Personal Income
Tax, Series 2025C,
Revenue, Refunding,
5.25%, 3/15/2047 15,000 15,980
New York State
Environmental Facilities
Corp. 2010 Master
Financing Program,
Series 2022B, Revenue,
5.00%, 9/15/2042 20,000 21,546
New York State
Environmental Facilities
Corp. Municipal Water
Finance Authority
Projects, Series 2024A,
Revenue, Refunding,
5.00%, 6/15/2037 50,000 56,306
5.00%, 6/15/2038 35,000 39,167
5.00%, 6/15/2049 25,000 26,194
New York State Thruway
Authority Personal
Income Tax, Series
2025A, Revenue,
5.00%, 3/15/2039 10,000 11,169
5.00%, 3/15/2049 265,000 274,236
New York State Thruway
Authority Personal
Income Tax, Series P,
Revenue, Refunding,
5.00%, 1/1/2049 10,000 10,434
Onondaga County Trust
for Cultural Resources
Syracuse University
Project, Series 2019,
Revenue, Refunding,
5.00%, 12/1/2045 60,000 62,018

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 11.1% continued
Port Authority of New York
& New Jersey Series 214,
Revenue, Refunding,
5.00%, 7/15/2042 $ 35,000 $ 37,996
Port Authority of New York
& New Jersey Series 241,
Revenue,
5.00%, 7/15/2042 10,000 10,856
Port Authority of New York
& New Jersey Series 245,
Revenue, Refunding,
5.00%, 9/1/2054 100,000 103,455
State of New York Series
2023A, G.O. Unlimited,
5.00%, 3/15/2037 55,000 61,400
Town of Hempstead Series
2025A, G.O. Limited,
4.00%, 6/1/2039 75,000 76,861
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2021A1, Revenue,
Refunding,
5.00%, 5/15/2051 100,000 101,965
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2022A,
Revenue, Refunding,
5.00%, 5/15/2052 90,000 95,875
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2023C,
Revenue, Refunding,
5.00%, 11/15/2038 70,000 77,366
5.25%, 11/15/2039 25,000 27,953
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2024A1, Revenue,
5.00%, 11/15/2043 10,000 10,773
5.25%, 11/15/2051 75,000 78,537
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2024B1, Revenue,
Refunding,
5.25%, 5/15/2054 100,000 104,233
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2024C,
Revenue, Refunding,
5.00%, 11/15/2037 10,000 11,222
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series 2025A,
Revenue,
5.00%, 12/1/2039 10,000 11,082
5.25%, 12/1/2054 20,000 20,818
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
New York - 11.1% continued
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A1, Revenue,
5.00%, 11/15/2046 $ 25,000 $ 26,293
Triborough Bridge & Tunnel
Authority MTA Bridges
and Tunnel, Series
2025A2, Revenue,
Refunding,
5.00%, 11/15/2043 10,000 10,790
6,227,183
North Carolina - 1 .0%
City of Charlotte Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 6/1/2026 15,000 15,059
City of Charlotte Series
2023B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 25,000 26,375
City of Charlotte Water
& Sewer System,
Series 2020, Revenue,
Refunding,
5.00%, 7/1/2030 10,000 10,952
City of Charlotte Water &
Sewer System, Series
2022A, Revenue,
Refunding,
5.00%, 7/1/2030 15,000 16,427
City of Raleigh Combined
Enterprise System,
Series 2023, Revenue,
Refunding,
5.00%, 9/1/2029 20,000 21,596
County of Guilford Series
2024, G.O. Unlimited,
5.00%, 3/1/2032 20,000 22,463
County of Mecklenburg
Public Improvement,
Series 2017A, G.O.
Unlimited,
3.00%, 4/1/2037 70,000 64,731
County of Mecklenburg
School, Series 2021, G.O.
Unlimited,
5.00%, 3/1/2031 20,000 22,139
5.00%, 3/1/2029 50,000 53,476
County of Wake Series 2021,
Revenue,
3.00%, 3/1/2036 45,000 42,224
North Carolina Municipal
Power Agency No.
1 Catawba Electric,
Series 2015A, Revenue,
Refunding,
5.00%, 1/1/2028 30,000 30,206

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
North Carolina - 1.0% continued
State of North Carolina
Garvee, Series 2019,
Revenue,
5.00%, 3/1/2029 $ 70,000 $ 74,721
5.00%, 3/1/2033 80,000 84,374
State of North Carolina
Build NC, Series 2020B,
Revenue,
3.00%, 5/1/2033 40,000 38,528
State of North Carolina
Garvee, Series 2021,
Revenue,
4.00%, 3/1/2034 50,000 51,650
5.00%, 3/1/2032 10,000 10,940
State of North Carolina
Build NC, Series 2022A,
Revenue,
5.00%, 5/1/2033 15,000 16,709
State of North Carolina
Build NC, Series 2025A,
Revenue,
5.00%, 5/1/2027 35,000 35,946
638,516
Ohio - 4 .1%
City of Columbus Various
Purpose, Series 2023A,
G.O. Unlimited,
5.00%, 8/15/2030 10,000 10,954
County of Cuyahoga
Convention Hotel Project,
Series 2024, Certificate of
Participation, Refunding,
4.00%, 12/1/2044 35,000 32,468
County of Hamilton TriHealth,
Inc. Obligated Group
Project, Series 2021B,
Revenue, Refunding,
JPMorgan Chase Bank
NA, Daily VRDN and Put,
2.80%, 8/15/2051
(a)(b)
1,495,000 1,495,000
JobsOhio Beverage System
Series 2025A, Revenue,
Refunding,
5.00%, 1/1/2053 85,000 87,274
Ohio Higher Educational
Facility Commission
Case Western Reserve
University, Series 2016,
Revenue, Refunding,
3.25%, 12/1/2035 75,000 72,342
Ohio State University (The)
Multiyear Debt Issuance
Program II, Series 2021A,
Revenue,
5.00%, 12/1/2031 10,000 11,126
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Ohio - 4.1% continued
Ohio Water Development
Authority Water Pollution
Control, Series 2019A,
Revenue,
5.00%, 6/1/2028 $ 25,000 $ 26,315
Ohio Water Development
Authority Water Pollution
Control, Series 2020B,
Revenue,
5.00%, 6/1/2029 20,000 21,480
Ohio Water Development
Authority Drinking Water
Assistance, Series 2022A,
Revenue,
5.00%, 12/1/2042 10,000 10,715
Ohio Water Development
Authority Water Pollution
Control, Series 2023B,
Revenue,
5.00%, 12/1/2043 10,000 10,703
Ohio Water Development
Authority Water Pollution
Control, Series 2023C,
Revenue,
5.00%, 6/1/2030 15,000 16,391
Ohio Water Development
Authority Drinking Water
Assistance, Series 2024A,
Revenue,
5.00%, 12/1/2043 10,000 10,787
Ohio Water Development
Authority Water Pollution
Control, Series 2024D,
Revenue,
5.00%, 12/1/2037 95,000 106,631
State of Ohio Higher
Education, Series 2025B,
G.O. Limited, Refunding,
5.00%, 11/1/2029 15,000 16,229
State of Ohio Common
School, Series 2019A,
G.O. Unlimited,
5.00%, 6/15/2030 10,000 10,925
State of Ohio Common
School, Series 2021A,
G.O. Unlimited,
5.00%, 6/15/2028 15,000 15,806
State of Ohio Infrastructure
Improvement, Series
2022A, G.O. Unlimited,
5.00%, 3/1/2041 10,000 10,808
State of Ohio Infrastructure
Improvement, Series
2023A, G.O. Unlimited,
Refunding,
5.00%, 3/15/2031 50,000 55,249
5.00%, 9/1/2034 60,000 67,808

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Ohio - 4.1% continued
State of Ohio Higher
Education, Series 2025C,
G.O. Unlimited,
5.00%, 11/1/2030 $ 100,000 $ 109,897
5.00%, 11/1/2045 15,000 16,003
State of Ohio Highway
Capital Improvement,
Series V, G.O. Unlimited,
5.00%, 5/1/2032 50,000 52,245
State of Ohio Major New
Infrastructure Project,
Series 2018-1, Revenue,
5.00%, 12/15/2028 35,000 35,173
State of Ohio Major New
Infrastructure Project,
Series 2022-1, Revenue,
5.00%, 12/15/2033 55,000 59,934
State of Ohio Administrative
Building Fund Project,
Series 2025B, Revenue,
5.00%, 10/1/2045 5,000 5,317
2,367,580
Oklahoma - 1 .0%
Canadian County Educational
Facilities Authority
Mustang Public Schools
Project, Series 2023A,
Revenue,
5.25%, 9/1/2034 50,000 56,050
Grand River Dam Authority
Series 2016A, Revenue,
Refunding,
5.00%, 6/1/2032 10,000 10,140
Oklahoma Capitol
Improvement Authority
State Facilities, Series
2024A, Revenue,
Refunding,
5.00%, 7/1/2027 25,000 25,761
Oklahoma Capitol
Improvement Authority
Department of
Transportation, Series
2025A, Revenue,
5.25%, 7/1/2055 75,000 78,403
Oklahoma Industries
Authority Oklahoma City
Public Schools Project,
Series 2024, Revenue,
5.00%, 4/1/2030 40,000 43,230
5.00%, 4/1/2027 35,000 35,830
Oklahoma State University
Agricultural & Mechanical
Colleges University,
Series 2020A, Revenue,
Refunding,
5.00%, 9/1/2031 15,000 16,344
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oklahoma - 1.0% continued
Oklahoma Turnpike Authority
Turnpike System, Series
2017C, Revenue,
5.00%, 1/1/2035 $ 95,000 $ 96,279
5.00%, 1/1/2036 25,000 25,330
Oklahoma Turnpike Authority
Turnpike System, Series
2020A, Revenue,
Refunding,
5.00%, 1/1/2027 50,000 50,925
Oklahoma Turnpike Authority
Turnpike System, Series
2025A, Revenue,
5.00%, 1/1/2040 85,000 93,122
5.00%, 1/1/2039 10,000 11,012
Oklahoma Water Resources
Board Clean Water, Series
2025A, Revenue,
5.25%, 4/1/2050 70,000 73,802
University of Oklahoma (The)
Series 2024A, Revenue,
Refunding, BAM Insured,
5.00%, 7/1/2049 25,000 25,672
641,900
Oregon - 0 .6%
City of Portland Sewer
System, Series 2018A,
Revenue,
4.50%, 5/1/2030 10,000 10,013
City of Portland Sewer
System, Series 2019A,
Revenue, Refunding,
5.00%, 3/1/2031 20,000 21,516
Multnomah County School
District No. 1J Portland,
Series 2020B, G.O.
Unlimited, School Bond
Guaranty,
3.00%, 6/15/2033 40,000 38,590
Oregon State Lottery Series
2022A, Revenue,
5.00%, 4/1/2041 50,000 53,323
Oregon State Lottery
Series 2025A, Revenue,
Refunding,
5.00%, 4/1/2030 10,000 10,903
5.00%, 4/1/2039 10,000 11,118
Portland Community College
District Series 2023, G.O.
Unlimited,
5.00%, 6/15/2035 15,000 16,756
State of Oregon Article XI-Q
State Project, Series
2019A, G.O. Unlimited,
5.00%, 5/1/2031 10,000 10,673
State of Oregon Article XI-Q
State Project, Series
2021A, G.O. Unlimited,
5.00%, 5/1/2030 30,000 32,766

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Oregon - 0.6% continued
5.00%, 5/1/2034 $ 20,000 $ 21,851
State of Oregon Article XI-Q
State Project, Series
2025A, G.O. Unlimited,
Refunding,
5.00%, 5/1/2031 20,000 22,164
State of Oregon Article XI-M,
XI-N, XI-P State Project,
Series 2025C, G.O.
Unlimited,
5.25%, 6/1/2045 10,000 10,922
State of Oregon Department
of Transportation, Series
2020A, Revenue,
5.00%, 11/15/2039 50,000 53,125
State of Oregon Department
of Transportation, Series
2022A, Revenue,
5.00%, 11/15/2041 20,000 21,667
State of Oregon Department
of Transportation, Series
2023A, Revenue,
5.00%, 11/15/2041 10,000 10,814
Tri-County Metropolitan
Transportation District of
Oregon Garvee, Series
2018A, Revenue,
5.00%, 10/1/2028 10,000 10,429
356,630
Pennsylvania - 3 .5%
Allegheny County Sanitary
Authority Sewer, Series
2020A, Revenue,
Refunding,
5.00%, 6/1/2026 5,000 5,020
Allegheny County Sanitary
Authority Sewer,
Series 2025, Revenue,
Refunding,
5.00%, 12/1/2050 70,000 72,071
City of Philadelphia Series
2019A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2026 10,000 10,078
City of Philadelphia Series
2025A, G.O. Unlimited,
5.00%, 8/1/2039 10,000 11,028
City of Philadelphia Water
& Wastewater, Series
2019B, Revenue,
5.00%, 11/1/2049 15,000 15,285
City of Philadelphia Water
& Wastewater, Series
2020A, Revenue,
Refunding,
5.00%, 11/1/2040 20,000 21,113
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.5% continued
City of Philadelphia Water
& Wastewater, Series
2023B, Revenue,
Refunding, AG Insured,
5.00%, 9/1/2043 $ 45,000 $ 48,193
City of Philadelphia Water
& Wastewater, Series
2024C, Revenue, AG
Insured,
5.00%, 9/1/2038 15,000 16,658
Commonwealth of
Pennsylvania Series 2016-
2, G.O. Unlimited,
5.00%, 9/15/2026 80,000 80,905
Commonwealth of
Pennsylvania Series 2022-
1, G.O. Unlimited,
5.00%, 10/1/2034 15,000 16,648
County of Allegheny Series
C-75, G.O. Unlimited,
Refunding,
5.00%, 11/1/2027 55,000 55,723
Delaware Valley Regional
Finance Authority Series
2002, Revenue,
5.75%, 7/1/2032 40,000 45,923
Delaware Valley Regional
Finance Authority
Series 2023A, Revenue,
Refunding,
4.00%, 3/1/2034 75,000 77,902
Montgomery County
Industrial Development
Authority Constellation
Energy Generation LLC,
Series 2023B, Revenue,
Refunding,
4.10%, 6/1/2029 25,000 25,732
Pennsylvania Higher
Educational Facilities
Authority System, Series
AT1, Revenue,
3.00%, 6/15/2045 35,000 26,864
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2016, Revenue,
Refunding,
5.00%, 12/1/2030 75,000 76,085
Pennsylvania Turnpike
Commission Motor
Licence Fund Enhanced,
Series 2017, Revenue,
Refunding,
4.00%, 12/1/2037 110,000 110,557
5.00%, 12/1/2029 50,000 51,875
5.00%, 12/1/2035 100,000 102,844
5.00%, 12/1/2041 70,000 71,522

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.5% continued
Pennsylvania Turnpike
Commission Turnpike,
Series 2017-3, Revenue,
Refunding,
5.00%, 12/1/2040 $ 100,000 $ 102,197
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2018B,
Revenue,
5.00%, 12/1/2048 50,000 50,769
Pennsylvania Turnpike
Commission Turnpike,
Series 2019A, Revenue,
5.00%, 12/1/2038 10,000 10,513
5.00%, 12/1/2038 20,000 20,977
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
5.00%, 12/1/2032 10,000 11,075
5.00%, 12/1/2035 25,000 27,160
Pennsylvania Turnpike
Commission Turnpike,
Series 2021B, Revenue,
Refunding,
5.00%, 12/1/2033 10,000 10,924
Pennsylvania Turnpike
Commission Oil Franchise
Tax, Series 2022B,
Revenue,
5.00%, 12/1/2053 100,000 102,433
Pennsylvania Turnpike
Commission Turnpike,
Series 2022B, Revenue,
Refunding,
5.25%, 12/1/2041 75,000 81,654
Pennsylvania Turnpike
Commission Turnpike,
Series 2023-1, Revenue,
Refunding,
5.00%, 12/1/2034 10,000 11,214
Pennsylvania Turnpike
Commission Turnpike,
Series 2023A, Revenue,
Refunding,
4.25%, 12/1/2044 70,000 69,999
5.00%, 12/1/2053 75,000 76,801
Pennsylvania Turnpike
Commission Turnpike,
Series 2024, Revenue,
Refunding,
5.00%, 12/1/2040 50,000 54,677
Pennsylvania Turnpike
Commission Turnpike,
Series 2024C, Revenue,
5.00%, 12/1/2047 40,000 41,893
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.5% continued
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-1, Revenue,
Refunding,
5.00%, 12/1/2038 $ 15,000 $ 16,639
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-2, Revenue,
Refunding,
5.00%, 12/1/2045 15,000 15,966
Pennsylvania Turnpike
Commission Turnpike,
Series 2025-3, Revenue,
Refunding, Mandatory Put,
5.00%, 12/1/2045
(a)(b)
40,000 44,363
Pennsylvania Turnpike
Commission Turnpike,
Series 2025A, Revenue,
5.00%, 12/1/2043 10,000 10,822
Pennsylvania Turnpike
Commission Turnpike,
Series A1, Revenue,
5.00%, 12/1/2033 15,000 15,483
Pennsylvania Turnpike
Commission Turnpike,
Series B2, Revenue,
Refunding, AG Insured,
5.00%, 6/1/2033 40,000 40,922
Philadelphia Gas Works Co.
1998 General Ordinance,
Series 17A, Revenue, AG
Insured,
5.25%, 8/1/2054 25,000 25,986
Philadelphia Gas Works Co.
1998 General Ordinance,
Series 17-A, Revenue,
5.00%, 8/1/2044 10,000 10,540
Philadelphia Gas Works Co.
1998 General Ordinance,
Series 17-A, Revenue, AG
Insured,
5.25%, 8/1/2041 35,000 38,975
School District of
Philadelphia (The) Series
2021A, G.O. Limited,
State Aid Withholding,
5.00%, 9/1/2032 55,000 60,268
School District of
Philadelphia (The)
Series F, G.O. Limited,
Refunding, State Aid
Withholding,
5.00%, 9/1/2032 15,000 15,128
Southeastern Pennsylvania
Transportation Authority
Asset Improvement
Program, Series 2022,
Revenue,
5.25%, 6/1/2040 75,000 80,992

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Pennsylvania - 3.5% continued
Sports & Exhibition Authority
of Pittsburgh & Allegheny
County Hotel Room
Excise Tax, Series 2022A,
Revenue, Refunding, AG
Insured,
5.00%, 2/1/2033 $ 20,000 $ 21,927
5.00%, 2/1/2035 15,000 16,294
Westmoreland County
Municipal Authority
Series 2025A, Revenue,
Refunding, BAM Insured,
5.00%, 8/15/2039 75,000 82,037
2,110,654
Rhode Island - 0 .7%
Rhode Island Commerce
Corp. Garvee, Series
2016B, Revenue,
5.00%, 6/15/2029 80,000 80,351
Rhode Island Commerce
Corp. Rhode Island
Department of
Transportation, Series
2020A, Revenue,
5.00%, 5/15/2032 55,000 59,009
5.00%, 5/15/2033 50,000 53,414
Rhode Island Health and
Educational Building
Corp. Providence College,
Series 2023, Revenue,
5.00%, 11/1/2047 90,000 92,742
State of Rhode Island Series
2022A, G.O. Unlimited,
4.13%, 8/1/2042 75,000 74,395
5.00%, 8/1/2034 40,000 44,416
404,327
South Carolina - 0 .5%
Horry County School
District Series 2024,
G.O. Unlimited, State
School District Credit
Enhancement Program,
5.00%, 3/1/2030 25,000 27,189
5.00%, 3/1/2027 40,000 40,929
Richland County School
District No. 2 Series
2023A, G.O. Unlimited,
State School District
Credit Enhancement
Program,
5.00%, 3/1/2035 10,000 11,017
South Carolina Public Service
Authority Series 2014C,
Revenue, Refunding,
4.00%, 12/1/2045 80,000 74,157
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
South Carolina - 0.5% continued
South Carolina Public Service
Authority Series 2022A,
Revenue, Refunding,
5.00%, 12/1/2044 $ 85,000 $ 88,656
South Carolina Public Service
Authority Series 2022E,
Revenue,
5.50%, 12/1/2041 10,000 10,978
South Carolina Public Service
Authority Series 2025A,
Revenue,
5.00%, 12/1/2041 15,000 16,209
South Carolina
Transportation
Infrastructure Bank
Series 2017A, Revenue,
Refunding,
5.00%, 10/1/2038 15,000 15,322
5.00%, 10/1/2036 20,000 20,486
South Carolina
Transportation
Infrastructure Bank
Series 2021B, Revenue,
Refunding,
5.00%, 10/1/2031 20,000 22,265
327,208
South Dakota - 0 .3%
South Dakota Conservancy
District State Revolving
Fund, Series 2025A,
Revenue, Refunding,
5.00%, 8/1/2055 140,000 144,431
Tennessee - 1 .5%
City of Chattanooga Electric
System, Series 2023,
Revenue,
5.00%, 9/1/2041 55,000 58,195
City of Memphis General
Improvement, Series
2018, G.O. Unlimited,
3.55%, 6/1/2038 115,000 108,887
4.00%, 6/1/2046 45,000 41,653
County of Hamilton Series
2018A, G.O. Unlimited,
5.00%, 4/1/2028 15,000 15,736
County of Shelby Public
Improvement & School,
Series 2020B, G.O.
Unlimited,
4.00%, 4/1/2039 75,000 75,472
County of Shelby Public
Improvement & School,
Series 2025A, G.O.
Unlimited,
5.00%, 4/1/2035 15,000 16,969
5.00%, 4/1/2039 55,000 60,276

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Tennessee - 1.5% continued
Metropolitan Government
of Nashville & Davidson
County Series 2024B,
G.O. Unlimited,
5.00%, 1/1/2035 $ 20,000 $ 22,567
Metropolitan Government
of Nashville & Davidson
County Electric, Series
2024A, Revenue,
5.00%, 5/15/2039 50,000 55,110
Metropolitan Knoxville
Airport Authority Airport,
Series 2024A, Revenue,
5.25%, 6/1/2054 60,000 61,684
State of Tennessee Series
2023A, G.O. Unlimited,
5.00%, 5/1/2042 30,000 32,418
5.00%, 5/1/2043 15,000 16,126
5.00%, 5/1/2027 20,000 20,549
5.00%, 5/1/2033 20,000 22,754
Tennessee State School
Bond Authority Higher
Education Facilities
Second Program, Series
2022A, Revenue, State
Aid Intercept,
5.00%, 11/1/2041 75,000 80,805
5.00%, 11/1/2042 20,000 21,427
5.00%, 11/1/2052 10,000 10,269
The Health & Educational
Facilities Board of The
Metropolitan Government
of Nashville & Davidson
County Vanderbilt
University (The),
Series 2024, Revenue,
Refunding,
5.00%, 10/1/2054 45,000 46,695
The Sports Authority of The
Metropolitan Government
of Nashville & Davidson
County Stadium Project,
Series 2023A, Revenue,
AG Insured,
5.25%, 7/1/2053 40,000 41,324
5.25%, 7/1/2048 10,000 10,498
819,414
Texas - 17 .5%
Alamo Community College
District Series 2017, G.O.
Limited, Refunding,
5.00%, 8/15/2027 15,000 15,508
Aldine Independent School
District Series 2017A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2030 35,000 35,674
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Aldine Independent School
District Series 2024A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2038 $ 100,000 $ 109,748
Aldine Independent School
District Series 2024B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2041 50,000 53,933
Alvin Independent School
District Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
3.38%, 2/15/2040 95,000 87,078
Austin Independent School
District School Building,
Series 2019, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2028 10,000 10,555
5.00%, 8/1/2031 70,000 73,393
Austin Independent School
District School Building,
Series 2021, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/1/2029 25,000 26,903
Austin Independent School
District School Building,
Series 2023, G.O.
Unlimited,
5.00%, 8/1/2042 15,000 16,014
Austin Independent School
District School Building,
Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2031 20,000 22,172
5.00%, 8/1/2029 10,000 10,761
5.00%, 8/1/2041 50,000 53,549
Board of Regents of the
University of Texas
System Series 2019A,
Revenue, Refunding,
5.00%, 8/15/2031 15,000 16,053
Board of Regents of the
University of Texas
System Series 2019B,
Revenue,
5.00%, 8/15/2049 100,000 108,054
Board of Regents of the
University of Texas
System Series 2024A,
Revenue, Refunding,
5.00%, 8/15/2028 20,000 21,132

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Board of Regents of the
University of Texas
System Series 2025B,
Revenue,
5.00%, 8/15/2028 $ 10,000 $ 10,566
Celina Independent School
District Series 2025A,
G.O. Unlimited, PSF
Guaranty,
5.25%, 2/15/2055 25,000 26,158
City of Austin Public
Improvement, Series
2023, G.O. Limited,
Refunding,
5.00%, 9/1/2028 60,000 63,341
City of Austin Public
Improvement, Series
2024, G.O. Limited,
Refunding,
5.00%, 9/1/2041 45,000 48,995
City of Austin Public
Improvement, Series
2025, G.O. Limited,
Refunding,
5.00%, 9/1/2031 30,000 33,265
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
5.00%, 11/15/2027 75,000 77,927
5.00%, 11/15/2028 60,000 62,262
City of Austin Water &
Wastewater System,
Series 2017, Revenue,
Pre-Refunded,
5.00%, 11/15/2028
(c)
5,000 5,180
City of Austin Water &
Wastewater System,
Series 2022, Revenue,
Refunding,
5.00%, 11/15/2026 115,000 116,757
City of Austin Water &
Wastewater System,
Series 2024, Revenue,
Refunding,
5.00%, 11/15/2026 20,000 20,306
5.00%, 11/15/2029 15,000 16,188
5.00%, 11/15/2031 20,000 22,200
5.00%, 11/15/2049 35,000 36,275
City of Corpus Christi Utility
System, Series 2024,
Revenue, Refunding,
5.00%, 7/15/2030 10,000 10,778
5.00%, 7/15/2049 55,000 55,816
City of Dallas Series 2017,
G.O. Limited, Refunding,
5.00%, 2/15/2031 100,000 101,875
City of Dallas Series 2019A,
G.O. Limited, Refunding,
5.00%, 2/15/2030 45,000 47,811
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
5.00%, 2/15/2029 $ 25,000 $ 26,627
City of Dallas Series 2023A,
G.O. Limited, Refunding,
5.00%, 2/15/2029 10,000 10,651
5.00%, 2/15/2039 70,000 75,661
City of Dallas Series 2024B,
G.O. Limited,
5.00%, 2/15/2028 15,000 15,674
5.00%, 2/15/2030 20,000 21,662
City of Dallas Series 2024C,
G.O. Limited, Refunding,
5.00%, 2/15/2027 110,000 112,354
5.00%, 2/15/2034 45,000 50,785
City of Dallas Series 2025,
G.O. Limited,
5.00%, 2/15/2027 25,000 25,535
City of Dallas Waterworks
& Sewer System, Series
2016A, Revenue,
Refunding,
5.00%, 10/1/2032 45,000 45,487
City of Dallas Waterworks
& Sewer System, Series
2020C, Revenue,
Refunding,
5.00%, 10/1/2033 50,000 53,919
5.00%, 10/1/2032 45,000 48,761
City of Denton Utility System,
Series 2017, Revenue,
5.00%, 12/1/2029 10,000 10,152
5.00%, 12/1/2030 10,000 10,146
5.00%, 12/1/2027 15,000 15,230
5.00%, 12/1/2028 80,000 81,260
5.00%, 12/1/2031 75,000 76,062
City of Fort Worth Water &
Sewer System, Series
2020A, Revenue,
Refunding,
5.00%, 2/15/2027 45,000 45,987
City of Garland Electric Utility
System, Series 2019A,
Revenue, Refunding,
5.00%, 3/1/2030 15,000 16,148
City of Houston Public
Improvement, Series
2017A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 45,000 45,965
5.00%, 3/1/2030 60,000 61,170
5.00%, 3/1/2031 20,000 20,375
City of Houston Public
Improvement, Series
2019A, G.O. Limited,
Refunding,
5.00%, 3/1/2031 25,000 26,451

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
City of Houston Public
Improvement, Series
2021A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 $ 20,000 $ 20,905
City of Houston Public
Improvement, Series
2024A, G.O. Limited,
Refunding,
5.25%, 3/1/2049 25,000 26,253
City of Houston Combined
Utility System, Series
2002C, Revenue,
Refunding,
5.00%, 11/15/2027 50,000 51,927
City of Houston Combined
Utility System, Series
2016B, Revenue,
Refunding,
5.00%, 11/15/2027 45,000 45,659
City of Houston Combined
Utility System, Series
2017B, Revenue,
Refunding,
5.00%, 11/15/2028 10,000 10,367
City of Houston Airport
System, Series 2018B,
Revenue, Refunding,
5.00%, 7/1/2028 10,000 10,513
City of Houston Airport
System, Series 2018D,
Revenue, Refunding,
5.00%, 7/1/2028 60,000 63,081
5.00%, 11/15/2028 10,000 10,586
City of Houston Airport
System, Series 2023B,
Revenue, Refunding, AG
Insured,
5.00%, 7/1/2028 10,000 10,509
City of Houston Combined
Utility System, Series
2024A, Revenue,
Refunding,
5.25%, 11/15/2054 25,000 26,455
City of San Antonio General
Improvement, Series
2019, G.O. Limited,
Refunding,
5.00%, 8/1/2031 10,000 10,668
5.00%, 8/1/2030 60,000 64,168
City of San Antonio
Electric & Gas Systems,
Series 2017, Revenue,
Refunding,
5.00%, 2/1/2042 10,000 10,161
City of San Antonio Water
System, Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2030 75,000 81,515
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
5.00%, 5/15/2028 $ 10,000 $ 10,492
5.00%, 5/15/2031 60,000 65,015
City of San Antonio Electric
& Gas Systems, Series
2021A, Revenue,
Refunding,
5.00%, 2/1/2040 30,000 31,658
5.00%, 2/1/2049 35,000 35,803
City of San Antonio Electric
& Gas Systems, Series
2023C, Revenue,
Refunding,
5.00%, 2/1/2041 100,000 108,312
City of San Antonio Electric
& Gas Systems, Series
2024A, Revenue,
Refunding,
5.00%, 2/1/2037 50,000 55,593
5.25%, 2/1/2043 60,000 65,769
City of San Antonio Water
System, Series 2024B,
Revenue,
5.00%, 5/15/2044 100,000 106,280
5.00%, 5/15/2047 30,000 31,334
City of San Antonio Electric
& Gas Systems, Series
2024B, Revenue,
Refunding,
5.00%, 2/1/2043 105,000 113,010
City of San Antonio Electric
& Gas Systems, Series
2024D, Revenue,
Refunding,
5.00%, 2/1/2030 10,000 10,817
City of San Antonio Water
System, Series 2025C,
Revenue, Refunding,
5.00%, 5/15/2031 10,000 11,024
City of Seguin Series 2025,
G.O. Limited,
5.50%, 9/1/2059 60,000 63,815
Collin County Community
College District Series
2020A, G.O. Limited,
5.00%, 8/15/2031 35,000 37,303
5.00%, 8/15/2028 15,000 15,789
Comal Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 10,000 10,459
5.00%, 2/15/2029 20,000 21,302
Conroe Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2039 75,000 82,042
County of Fort Bend Series
2023, G.O. Unlimited,
5.25%, 3/1/2053 100,000 104,343

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
County of Harris Toll Road,
Series 2022A, G.O.
Limited, Refunding,
5.00%, 8/15/2027 $ 20,000 $ 20,678
5.00%, 8/15/2029 35,000 37,619
County of Harris Toll Road,
Series 2023A, G.O.
Limited,
5.00%, 9/15/2048 10,000 10,360
County of Harris Toll Road,
Series 2024, G.O. Limited,
5.00%, 9/15/2054 75,000 76,994
County of Harris Toll Road,
Series 2007C, G.O.
Unlimited, Refunding, AG
Insured,
5.25%, 8/15/2029 40,000 43,339
5.25%, 8/15/2026 15,000 15,154
County of Harris Toll Road,
Series 2024A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2030 10,000 10,932
County of Harris Toll Road,
Series 2025A, G.O.
Unlimited, Refunding,
5.00%, 9/15/2026 25,000 25,287
County of Harris Toll Road,
Series 2018A, Revenue,
Refunding,
5.00%, 8/15/2029 10,000 10,416
5.00%, 8/15/2028 100,000 104,289
County of Harris Toll Road,
Series 2021, Revenue,
Refunding,
5.00%, 8/15/2028 15,000 15,817
County of Harris Toll Road,
Series 2022A, Revenue,
Refunding,
5.00%, 8/15/2028 30,000 31,634
5.00%, 8/15/2027 20,000 20,658
County of Harris Toll Road,
Series 2025A, Revenue,
Refunding,
4.50%, 8/15/2055 75,000 72,362
County of Travis Series
2016A, G.O. Limited,
Refunding,
5.00%, 3/1/2028 35,000 35,068
County of Travis Series
2019A, G.O. Limited,
5.00%, 3/1/2030 15,000 15,906
County of Williamson Series
2024, G.O. Limited,
5.00%, 2/15/2028 15,000 15,669
Crowley Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/1/2048 60,000 61,929
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Cypress-Fairbanks
Independent School
District Series 2019A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2031 $ 10,000 $ 10,603
Cypress-Fairbanks
Independent School
District Series 2020A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2031 10,000 10,999
Cypress-Fairbanks
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 35,000 36,600
Dallas Area Rapid Transit
Series 2007, Revenue,
Refunding, AMBAC
Insured,
5.25%, 12/1/2028 50,000 53,349
Dallas Fort Worth
International Airport
Series 2020A, Revenue,
Refunding,
5.00%, 11/1/2026 10,000 10,144
Dallas Fort Worth
International Airport
Series 2020B, Revenue,
Refunding,
5.00%, 11/1/2026 10,000 10,144
5.00%, 11/1/2032 20,000 21,705
Dallas Fort Worth
International Airport
Series 2025B, Revenue,
Refunding,
5.00%, 11/1/2041 60,000 65,113
Dallas Independent School
District Series 2019B,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2030 75,000 79,870
Dallas Independent School
District Series 2021A,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2028 10,000 10,463
Dallas Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2034 80,000 89,751
5.00%, 2/15/2039 50,000 54,423
5.00%, 2/15/2042 50,000 53,610

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Dallas Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 $ 35,000 $ 35,770
5.00%, 2/15/2029 35,000 37,369
Dallas Independent School
District Series 2025C,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2033 10,000 11,253
Dallas Independent School
District Series 2026A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2032 15,000 16,716
Denton Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2029 25,000 26,930
Forney Independent School
District School Building,
Series 2022B, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 55,000 59,272
5.00%, 8/15/2038 20,000 21,344
Forney Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2048 70,000 72,011
Frenship Independent School
District Series 2025, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2055 30,000 30,849
Frisco Independent School
District Series 2025B,
G.O. Unlimited, Refunding,
PSF Guaranty,
5.00%, 2/15/2027 20,000 20,440
Garland Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2031 15,000 16,499
Grand Parkway
Transportation Corp. Tela
Supported, Series 2018A,
Revenue,
5.00%, 10/1/2032 85,000 88,326
5.00%, 10/1/2043 50,000 51,019
Grapevine-Colleyville
Independent School
District Series 2025, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 8/15/2029 15,000 16,153
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Gregory-Portland
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2038 $ 45,000 $ 48,409
Harris County Cultural
Education Facilities
Finance Corp. Thermal
Utility Teco Project,
Series 2017, Revenue,
Refunding,
5.00%, 11/15/2031 85,000 87,633
5.00%, 11/15/2029 105,000 108,585
5.00%, 11/15/2028 95,000 98,352
5.00%, 11/15/2033 10,000 10,269
Harris County Flood Control
District Improvement,
Series 2025, G.O. Limited,
Refunding,
5.00%, 9/15/2026 20,000 20,228
Harris County Flood Control
District Contract, Series
2017A, Revenue,
Refunding,
5.00%, 10/1/2032 25,000 25,706
Hays Consolidated
Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2037 30,000 32,446
Highland Park Independent
School District Series
2024, G.O. Unlimited,
Refunding,
5.00%, 2/15/2030 25,000 27,149
5.00%, 2/15/2031 50,000 55,140
Houston Independent School
District Series 2025A,
G.O. Limited, Refunding,
PSF Guaranty,
5.00%, 2/15/2036 25,000 28,253
Katy Independent School
District School Building,
Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2048 75,000 77,883
Katy Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2027 45,000 45,967
Killeen Independent School
District School Building,
Series 2018, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2028 75,000 78,415

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Klein Independent School
District Series 2023, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/1/2039 $ 85,000 $ 92,177
Lamar Consolidated
Independent School
District Series 2023A,
G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2039 125,000 135,185
5.00%, 2/15/2042 80,000 84,980
Lewisville Independent
School District Series
2020, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 25,000 26,905
5.00%, 8/15/2033 35,000 37,113
Lewisville Independent
School District Series
2024, G.O. Unlimited, PSF
Guaranty,
5.00%, 8/15/2028 90,000 95,329
5.00%, 8/15/2040 65,000 70,276
Lone Star College System
Series 2016, G.O. Limited,
Refunding,
5.00%, 2/15/2029 35,000 35,039
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019,
Revenue, Refunding,
5.00%, 5/15/2031 25,000 26,474
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2019A,
Revenue, Refunding,
5.00%, 5/15/2044 45,000 46,019
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2020,
Revenue, Refunding,
5.00%, 5/15/2045 10,000 10,184
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2020A,
Revenue, Refunding,
5.00%, 5/15/2050 10,000 10,113
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2021,
Revenue, Refunding,
5.00%, 5/15/2037 100,000 105,225
5.00%, 5/15/2051 50,000 50,518
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Lower Colorado River
Authority Series 2022,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2035 $ 35,000 $ 37,725
5.00%, 5/15/2039 45,000 47,663
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2023A,
Revenue, Refunding,
5.25%, 5/15/2048 80,000 83,097
Lower Colorado River
Authority Series 2024,
Revenue, Refunding,
5.00%, 5/15/2034 35,000 38,731
5.00%, 5/15/2039 100,000 107,361
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2024,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2041 15,000 16,024
5.00%, 5/15/2049 10,000 10,263
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2024A,
Revenue, Refunding, AG
Insured,
5.00%, 5/15/2041 15,000 16,147
Lower Colorado River
Authority LCRA
Transmission Services
Corp., Series 2025,
Revenue, Refunding, BAM
Insured,
5.00%, 5/15/2055 55,000 56,040
Mesquite Independent
School District Series
2025, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2049 75,000 77,709
North East Independent
School District Series
2007, G.O. Unlimited,
Refunding, PSF Guaranty,
5.25%, 2/1/2028 15,000 15,736
5.25%, 2/1/2030 25,000 27,310
5.25%, 2/1/2027 20,000 20,455
North Harris County
Regional Water Authority
Series 2016, Revenue,
Refunding,
5.00%, 12/15/2030 15,000 15,213
5.00%, 12/15/2028 10,000 10,157
5.00%, 12/15/2031 10,000 10,138

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
North Texas Municipal Water
District Water System,
Series 2016, Revenue,
Refunding,
5.00%, 9/1/2035 $ 15,000 $ 15,099
North Texas Tollway
Authority System,
Series 2022B, Revenue,
Refunding,
5.00%, 1/1/2028 10,000 10,401
North Texas Tollway
Authority System,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2035 15,000 16,854
5.00%, 1/1/2045 15,000 15,912
Northside Independent
School District Series
2018, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2028 15,000 15,494
Northside Independent
School District Series
2021, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/15/2029 45,000 48,445
5.00%, 8/15/2028 25,000 26,403
Northwest Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2037 100,000 108,209
5.00%, 2/15/2048 75,000 76,981
Northwest Independent
School District Series
2024A, G.O. Unlimited,
PSF Guaranty,
5.00%, 2/15/2035 60,000 66,534
Permanent University Fund
- Texas A&M University
System Series 2023,
Revenue,
5.00%, 7/1/2030 10,000 10,909
Permanent University Fund
- Texas A&M University
System Series 2025A,
Revenue, Refunding,
5.00%, 7/1/2031 10,000 11,068
Permanent University Fund
- University of Texas
System Series 2024B,
Revenue, Refunding,
5.00%, 7/1/2043 10,000 10,755
Pflugerville Independent
School District Series
2023A, G.O. Unlimited,
4.00%, 2/15/2044 110,000 103,232
5.00%, 2/15/2033 20,000 22,067
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Plano Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 2/15/2028 $ 20,000 $ 20,918
5.00%, 2/15/2041 65,000 69,428
Port Authority of Houston
of Harris County Series
2020A2, G.O. Unlimited,
Refunding,
5.00%, 10/1/2029 20,000 21,467
5.00%, 10/1/2027 30,000 31,086
Prosper Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 2/15/2041 50,000 53,933
Richardson Independent
School District Series
2022A, G.O. Unlimited,
PSF Guaranty,
5.00%, 2/15/2039 15,000 16,048
Round Rock Independent
School District Series
2019A, G.O. Unlimited,
Refunding, PSF Guaranty,
5.00%, 8/1/2027 15,000 15,498
Royse City Independent
School District Series
2023, G.O. Unlimited, PSF
Guaranty,
5.00%, 2/15/2048 65,000 66,856
Spring Independent School
District Series 2023, G.O.
Unlimited,
5.00%, 8/15/2044 20,000 21,029
State of Texas Transportation
Commission, Series 2025,
G.O. Unlimited, Refunding,
5.00%, 10/1/2040 65,000 71,879
State of Texas Transportation
Commission, Series B,
G.O. Unlimited, Refunding,
5.00%, 10/1/2029 15,000 15,508
Texas A&M University Series
2024A, Revenue,
5.00%, 5/15/2030 15,000 16,332
Texas Department of
Transportation State
Highway Fund, Series
2016-A, Revenue,
5.00%, 10/1/2027 75,000 75,905
Texas Municipal Gas
Acquisition & Supply
Corp. I Gas Supply,
Series 2008D, Revenue,
Refunding,
6.25%, 12/15/2026 40,000 40,950

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Texas Municipal Gas
Acquisition & Supply
Corp. III Gas Supply,
Series 2021, Revenue,
Refunding,
5.00%, 12/15/2029 $ 130,000 $ 136,403
Texas Municipal Gas
Acquisition & Supply
Corp. IV Gas Supply,
Series 2023B, Revenue,
Mandatory Put,
5.50%, 1/1/2054
(a)(b)
15,000 16,376
Texas Private Activity Bond
Surface Transportation
Corp. NTE Mobility
Partners LLC, Series
2019A, Revenue,
Refunding,
5.00%, 12/31/2030 40,000 42,445
Texas State University
System Series 2024,
Revenue, Refunding,
5.00%, 3/15/2042 45,000 48,476
Texas Transportation
Finance Corp. SH 288
System Toll, Series
2025A, Revenue,
Refunding,
5.25%, 10/1/2055 70,000 73,516
5.50%, 10/1/2055 70,000 75,130
Texas Water Development
Board State Water
Implementation, Series
2015A, Revenue,
5.00%, 10/15/2045 65,000 65,004
Texas Water Development
Board State Water
Implementation, Series
2017A, Revenue,
5.00%, 4/15/2027 80,000 82,084
Texas Water Development
Board State Revolving
Fund, Series 2018,
Revenue,
5.00%, 8/1/2032 30,000 30,828
Texas Water Development
Board State Water
Implementation, Series
2018A, Revenue,
5.00%, 10/15/2028 25,000 26,239
5.00%, 10/15/2029 70,000 73,310
Texas Water Development
Board State Water
Implementation, Series
2018B, Revenue,
5.00%, 10/15/2026 50,000 50,682
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Texas - 17.5% continued
Texas Water Development
Board State Revolving
Fund, Series 2019,
Revenue,
5.00%, 8/1/2039 $ 50,000 $ 52,101
5.00%, 8/1/2029 70,000 75,345
Texas Water Development
Board State Revolving
Fund, Series 2021,
Revenue,
5.00%, 8/1/2027 90,000 92,989
Texas Water Development
Board State Revolving
Fund, Series 2022,
Revenue,
5.00%, 8/1/2033 60,000 66,999
5.00%, 8/1/2037 60,000 65,302
Texas Water Development
Board Master Trust,
Series 2025, Revenue,
4.80%, 10/15/2056 75,000 74,597
Tomball Independent School
District Series 2024, G.O.
Unlimited, Refunding, PSF
Guaranty,
5.00%, 2/15/2028 25,000 26,138
Trinity River Authority Central
Regional Wastewater
System, Series 2018,
Revenue, Refunding,
5.00%, 8/1/2033 55,000 57,390
University of Houston
Series 2022A, Revenue,
Refunding,
5.00%, 2/15/2041 80,000 84,651
University of North Texas
Series 2022, Revenue,
Refunding,
5.00%, 4/15/2047 50,000 50,617
Wylie Independent School
District Series 2024, G.O.
Unlimited, PSF Guaranty,
5.00%, 8/15/2036 10,000 11,039
10,002,654
Utah - 1 .5%
Intermountain Power
Agency Power Supply,
Series 2022A, Revenue,
Refunding,
5.00%, 7/1/2044 15,000 15,601
5.00%, 7/1/2032 20,000 21,895
5.00%, 7/1/2040 30,000 31,698
5.00%, 7/1/2041 90,000 94,813
5.00%, 7/1/2043 25,000 26,134
5.00%, 7/1/2042 40,000 41,991
Intermountain Power Agency
Power Supply, Series
2023A, Revenue,
5.00%, 7/1/2033 15,000 16,607

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Utah - 1.5% continued
5.00%, 7/1/2029 $ 50,000 $ 53,499
5.00%, 7/1/2028 10,000 10,514
5.00%, 7/1/2038 40,000 43,014
5.00%, 7/1/2041 80,000 84,967
Intermountain Power Agency
Power Supply, Series
2024A, Revenue,
5.00%, 7/1/2041 80,000 85,658
State of Utah Series 2019,
G.O. Unlimited,
5.00%, 7/1/2032 10,000 10,605
State of Utah Series 2020,
G.O. Unlimited,
5.00%, 7/1/2028 10,000 10,548
State of Utah Series 2020B,
G.O. Unlimited,
5.00%, 7/1/2029 45,000 47,947
University of Utah (The)
Series 2022A, Revenue,
5.00%, 8/1/2046 80,000 82,587
University of Utah (The)
Series 2023A, Revenue,
5.00%, 8/1/2042 10,000 10,667
University of Utah (The)
Series 2023B, Revenue,
5.25%, 8/1/2048 75,000 78,934
5.25%, 8/1/2053 10,000 10,389
Utah Telecommunication
Open Infrastructure
Agency Series 2022,
Revenue, Refunding,
5.50%, 6/1/2040 65,000 71,311
Utah Transit Authority
Series 2018-2, Revenue,
Refunding, BAM Insured,
5.00%, 12/15/2040 10,000 10,257
Utah Transit Authority
Series 2025, Revenue,
Refunding,
5.00%, 12/15/2043 50,000 54,526
914,162
Virginia - 0 .9%
City of Chesapeake
Transportation System,
Series A, Revenue,
4.13%, 7/15/2042 20,000 19,999
County of Loudoun Series
2020A, G.O. Unlimited,
Refunding, State Aid
Withholding,
5.00%, 12/1/2029 15,000 16,269
Loudoun County Economic
Development Authority
Public Facilities Lease,
Series 2020A, Revenue,
Refunding,
5.00%, 12/1/2026 55,000 55,921
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Virginia - 0.9% continued
Loudoun County Economic
Development Authority
Howard Hughes Medical
Institute, Series 2022A,
Revenue, Refunding,
4.00%, 10/1/2052 $ 60,000 $ 54,193
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2021A,
Revenue,
4.00%, 2/1/2032 115,000 119,701
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2023B,
Revenue, Refunding,
5.00%, 2/1/2034 20,000 22,422
Virginia College Building
Authority 21st Century
College & Equipment
Programs, Series 2024A,
Revenue,
5.00%, 2/1/2039 10,000 10,986
Virginia Commonwealth
Transportation Board
Capital Project, Series
2019, Revenue,
3.00%, 5/15/2037 65,000 59,983
Virginia Public Building
Authority Public Facilities,
Series 2020A, Revenue,
5.00%, 8/1/2033 140,000 151,640
511,114
Washington - 4 .4%
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor Vehicle
Excise Tax, Series
2016S1, Revenue,
5.00%, 11/1/2028 30,000 30,445
5.00%, 11/1/2031 90,000 91,265
Central Puget Sound
Regional Transit Authority
Sales Tax & Motor
Vehicle Excise Tax,
Series 2021S1, Revenue,
Refunding,
4.00%, 11/1/2041 55,000 54,775
City of Seattle General
Improvement, Series
2021A, G.O. Limited,
Refunding,
5.00%, 12/1/2027 25,000 26,038
City of Seattle Municipal
Light & Power, Series
2022, Revenue,
Refunding,
5.00%, 7/1/2027 20,000 20,624

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 4.4% continued
City of Seattle Municipal
Light & Power, Series
2025, Revenue,
Refunding,
5.00%, 2/1/2045 $ 10,000 $ 10,679
Clark County School District
No. 114 Evergreen, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 75,000 80,206
Clark County School District
No. 114 Evergreen, Series
2020, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 25,000 27,213
County of King Sewer,
Series 2016B, Revenue,
Refunding,
5.00%, 7/1/2027 40,000 40,240
County of King Sewer,
Series 2024A, Revenue,
Refunding,
5.00%, 1/1/2049 85,000 88,242
Energy Northwest Columbia
Generating Station
Electric, Series 2016A,
Revenue, Refunding,
5.00%, 7/1/2028 120,000 120,753
Energy Northwest Project 3
Electric, Series 2017A,
Revenue, Refunding,
5.00%, 7/1/2028 20,000 20,588
Energy Northwest Columbia
Generating Station
Electric, Series 2019A,
Revenue, Refunding,
5.00%, 7/1/2038 30,000 31,381
Energy Northwest Columbia
Generating Station
Electric, Series 2020A,
Revenue, Refunding,
4.00%, 7/1/2039 75,000 75,372
5.00%, 7/1/2039 50,000 52,776
Energy Northwest Columbia
Generating Station
Electric, Series 2021A,
Revenue, Refunding,
5.00%, 7/1/2041 75,000 79,230
Energy Northwest Columbia
Generating Station
Electric, Series 2022A,
Revenue, Refunding,
5.00%, 7/1/2037 70,000 76,088
King County Public Hospital
District No. 1 Valley
Medical Center, Series
2016, G.O. Limited,
Refunding,
5.00%, 12/1/2028 135,000 136,734
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 4.4% continued
King County School District
No. 210 Federal Way,
Series 2018, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 $ 65,000 $ 67,650
King County School District
No. 403 Renton, Series
2023, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2036 65,000 71,403
King County School District
No. 405 Bellevue, Series
2016, G.O. Unlimited,
Refunding, School Bond
Guaranty,
5.00%, 12/1/2030 80,000 81,337
5.00%, 12/1/2026 55,000 55,918
King County School District
No. 412 Shoreline, Series
2018, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2031 70,000 73,987
King County School District
No. 414 Lake Washington,
Series 2017, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2030 25,000 25,726
5.00%, 12/1/2031 10,000 10,284
Kitsap County School District
No. 100-C Bremerton,
Series 2024, G.O.
Unlimited, School Bond
Guaranty,
5.00%, 12/1/2043 65,000 69,797
Pierce County School District
No. 3 Puyallup, Series
2017, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2030 110,000 113,192
5.00%, 12/1/2029 15,000 15,441
5.00%, 12/1/2033 10,000 10,268
Pierce County School District
No. 403 Bethel, Series
2019, G.O. Unlimited,
School Bond Guaranty,
5.00%, 12/1/2033 10,000 10,618
5.00%, 12/1/2034 10,000 10,589
5.00%, 12/1/2035 80,000 84,444
5.00%, 12/1/2036 20,000 21,033
Port of Seattle Series 2022A,
Revenue, Refunding,
5.00%, 8/1/2033 10,000 11,107
State of Washington Series
2017A, G.O. Unlimited,
Refunding,
5.00%, 8/1/2028 45,000 45,368

Northern Trust Tax-Exempt Bond ETF
March 31, 2026 (Unaudited)
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Washington - 4.4% continued
State of Washington Series
2017B, G.O. Unlimited,
Refunding,
5.00%, 8/1/2031 $ 55,000 $ 55,415
State of Washington Series
2017D, G.O. Unlimited,
5.00%, 2/1/2031 70,000 71,355
State of Washington Series
2018A, G.O. Unlimited,
5.00%, 8/1/2033 20,000 20,562
State of Washington Series
2018C, G.O. Unlimited,
5.00%, 2/1/2029 45,000 46,960
5.00%, 2/1/2032 100,000 103,971
5.00%, 2/1/2035 65,000 67,262
5.00%, 2/1/2034 20,000 20,729
State of Washington Series
2019A, G.O. Unlimited,
5.00%, 8/1/2042 40,000 41,095
State of Washington Series
2020A, G.O. Unlimited,
5.00%, 8/1/2027 45,000 46,476
State of Washington Series
2020C, G.O. Unlimited,
5.00%, 2/1/2028 45,000 47,008
State of Washington Series
2021C, G.O. Unlimited,
5.00%, 2/1/2036 20,000 21,626
State of Washington Series
2022A, G.O. Unlimited,
5.00%, 8/1/2028 10,000 10,564
5.00%, 8/1/2046 60,000 62,172
State of Washington Series
2022C, G.O. Unlimited,
5.00%, 2/1/2032 10,000 11,156
State of Washington Series
2024C, G.O. Unlimited,
Refunding,
5.00%, 8/1/2027 35,000 36,148
State of Washington Series
R-2022A, G.O. Unlimited,
Refunding,
5.00%, 2/1/2031 15,000 16,526
State of Washington Series
R-2026B, G.O. Unlimited,
Refunding,
5.00%, 7/1/2028 20,000 21,091
University of Washington
Series 2021A, Revenue,
Refunding,
5.00%, 4/1/2046 55,000 56,800
2,597,727
West Virginia - 0 .3%
State of West Virginia Series
2018B, G.O. Unlimited,
5.00%, 6/1/2037 145,000 150,057
Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
West Virginia - 0.3% continued
State of West Virginia Series
2019A, G.O. Unlimited,
5.00%, 12/1/2036 $ 10,000 $ 10,496
160,553
Wisconsin - 1 .1%
City of Madison Series
2025D, G.O. Unlimited,
5.00%, 10/1/2026 20,000 20,243
Middleton-Cross Plains Area
School District School
Building & Improvement,
Series 2019A, G.O.
Unlimited,
3.25%, 3/1/2036 50,000 49,439
State of Wisconsin Series
2017-1, G.O. Unlimited,
Refunding,
5.00%, 11/1/2027 75,000 77,025
State of Wisconsin Series
2017-2, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 15,000 15,222
State of Wisconsin Series
2017-3, G.O. Unlimited,
Refunding,
5.00%, 11/1/2026 15,000 15,222
State of Wisconsin Series
2020B, G.O. Unlimited,
5.00%, 5/1/2028 55,000 57,769
State of Wisconsin Series
2021-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 25,000 25,681
5.00%, 5/1/2030 10,000 10,917
State of Wisconsin Series
2023-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2028 60,000 63,021
State of Wisconsin Series
2024-1, G.O. Unlimited,
Refunding,
5.00%, 5/1/2027 70,000 71,907
State of Wisconsin Series
2025B, G.O. Unlimited,
5.00%, 5/1/2036 55,000 62,098
State of Wisconsin
Transportation, Series
2024-2, Revenue,
Refunding,
5.00%, 7/1/2031 65,000 72,069
5.00%, 7/1/2032 50,000 56,166

Northern Trust Tax-Exempt Bond ETF
continued
SCHEDULE OF INVESTMENTS

Investments
Principal
Amount Value
MUNICIPAL BONDS - 98.6% continued
Wisconsin - 1.1% continued
State of Wisconsin
Environmental
Improvement Fund,
Series 2024A, Revenue,
5.00%, 6/1/2033 $ 45,000 $ 50,644
647,423
Total Municipal Bonds
(Cost $56,638,563) 56,502,697
Total Investments - 98.6%
(Cost $56,638,563) 56,502,697
Other assets less liabilities - 1.4% 792,670
NET ASSETS - 100.0% $57,295,367
(a)
Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as
of March 31, 2026.
(b)
Maturity date represents the puttable date.
(c)
Pre-refunded security. Maturity date disclosed is earliest
of the next put date or final maturity date.
(d)
Represents less than 0.05% of net assets.
Percentages shown are based on Net Assets.
Abbreviations
BAM Build America Mutual
CWA Clean Water Act
ETM Escrowed to Maturity
G.O. General Obligation
LCRA Lower Colorado River Authority
PSF Permanent School Fund
Security Type % of Net Assets
Municipal Bonds 98 .6%
Others
(1)
1 .4
100 .0%
(1)
Includes any other net assets/(liabilities).
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of March 31, 2026:
Level 1
(000s)
Level 2
(000s)
Level 3
(000s)
Total
(000s)
Investments
Municipal
Bonds
(1)
$ — $ 56,503 $ — $ 56,503
Total
Investments $ — $56,503 $ — $56,503
(1)
Classifications as defined in the Schedule of Investments.